As filed with the Securities and Exchange Commission on December 21, 2004
                                   Registration Nos. 333-30180; 811-05626
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No. ___                                         [ ]
   Post-Effective Amendment No. 20                                         [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No.                                                           [X]
                      (Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                     ING USA ANNUITY AND LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               1475 Dunwoody Drive
                      West Chester, Pennsylvania 19380-1478
        (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (610) 425-3400

        Linda E. Senker, Esq.                       James A. Shuchart, Esq.
        ING                                         ING
        1475 Dunwoody Drive                         1475 Dunwoody Drive
        West Chester, PA 19380-1478                 West Chester, PA 19380-1478
        (610) 425-4139                              (610) 425-3563

                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [ ]  on (date) pursuant to paragraph (b) of Rule 485
          [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [X]  on December 22, 2004 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered:
Interests in a separate account under flexible premium deferred variable annuity contracts.


--------------------------------------------------------------------------------

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

--------------------------------------------------------------------------------

                                     PART A


ING USA Annuity and Life Insurance Company
Separate Account B of ING USA Annuity and Life Insurance Company

Deferred Combination Variable and Fixed Annuity Prospectus

                            ING GOLDENSELECT LANDMARK
--------------------------------------------------------------------------------


                                                              December 22, 2004


      This prospectus describes ING GoldenSelect Landmark, a group and individual deferred variable annuity contract (the "Contract") offered by ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we," "us" or "our") (formerly Golden American Life Insurance Company). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

      The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. The investment portfolios available under your Contract and the portfolio managers are listed on the next page.

      You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

      Replacing an existing annuity with the Contract may not be beneficial to you. Your existing annuity may be subject to fees or penalties on surrender, and the Contract may have new charges.

      This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated May 1, 2004, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

      The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

      An investment in any subaccount through a Trust or Fund is not a bank deposit and is not insured or guaranteed by any bank or by the Federal Deposit Insurance Corporation or any other government agency.


             The investment portfolios are listed on the next page.
--------------------------------------------------------------------------------

Landmark - 133976

The investment portfolios available under your Contract are:


ING Investors Trust                                             ING Partners, Inc.
   ING AIM Mid Cap Growth Portfolio (Class S)                     ING JP Morgan Fleming International Portfolio
   ING Alliance Mid Cap Growth Portfolio (Class S)                  (Service Class)
   ING American Funds Growth Portfolio                            ING Salomon Brothers Aggressive Growth Portfolio
   ING American Funds Growth-Income Portfolio                       (Service Class)
   ING American Funds International Portfolio
   ING Capital Guardian Large Cap Value Portfolio               ING Variable Insurance Trust
    (Class S)                                                      ING VP Worldwide Growth Portfolio
   ING Capital Guardian Managed Global Portfolio
    (Class S)                                                   ING Variable Portfolios, Inc.
   ING Capital Guardian Small Cap Portfolio (Class S)              ING VP Index Plus LargeCap Portfolio (Class S)
   ING Developing World Portfolio (Class S)                        ING VP Index Plus MidCap Portfolio (Class S)
   ING Eagle Asset Capital Appreciation Portfolio                  ING VP Index Plus SmallCap Portfolio (Class S)
    (Class S)
   ING Evergreen Health Sciences Portfolio (Class S)            ING Variable Products Trust
   ING Evergreen Omega Portfolio (Class S)                        ING VP Financial Services Portfolio (Class S)
   ING FMR(SM) Diversified Mid Cap Portfolio (Class S)            ING VP MagnaCap Portfolio (Class S)
   ING Goldman Sachs Tollkeeper(SM) Portfolio                     ING VP MidCap Opportunities Portfolio (Class S)
    (Class S)                                                     ING VP SmallCap Opportunities Portfolio (Class S)
   ING Hard Assets Portfolio (Class S)
   ING International Portfolio (Class S)                        ING VP Intermediate Bond Portfolio (Class S)
   ING Janus Special Equity Portfolio (Class S)
   ING Jennison Equity Opportunities Portfolio (Class S)        AIM Variable Insurance Funds
   ING JPMorgan Small Cap Equity Portfolio (Class S)              AIM V.I. Dent Demographic Trends Fund (Series II)
   ING Julius Baer Foreign Portfolio (Class S)                    AIM V.I. Leisure Fund (Series I)
   ING Legg Mason Value Portfolio (Class S)                       AIM V.I. Utilities Fund (Series I)
   ING LifeStyle Aggressive Growth Portfolio
   ING LifeStyle Growth Portfolio                               Fidelity Variable Insurance Products Portfolio
   ING LifeStyle Moderate Growth Portfolio                        Fidelity VIP Equity-Income Portfolio (Service Class 2)
   ING LifeStyle Moderate Portfolio                               Fidelity VIP Growth Portfolio (Service Class 2)
   ING Liquid Assets Portfolio (Class S)
   ING Marsico Growth Portfolio (Class S)                       Liberty Variable Insurance Trust
   ING Mercury Focus Value Portfolio (Class S)                    Colonial Small Cap Value Fund
   ING Mercury LargeCap Growth Portfolio (Class S)
   ING MFS Mid Cap Growth Portfolio (Class S)                   Pioneer Variable Contracts Trust
   ING MFS Total Return Portfolio (Class S)                        Pioneer Fund VCT Portfolio (Class II)
   ING Oppenheimer Main Street Portfolio (Class S)                 Pioneer Mid Cap Value VCT Portfolio (Class II)
   ING PIMCO Core Bond Portfolio (Class S)
   ING PIMCO High Yield Portfolio (Class S)                     ProFunds VP
   ING Salomon Brothers All Cap Portfolio (Class S)               ProFund VP Bull
   ING Salomon Brothers Investors Portfolio (Class S)             ProFund VP Europe 30
   ING T. Rowe Price Capital Appreciation Portfolio               ProFund VP Rising Rates Opportunity
    (Class S)                                                     ProFund VP Small-Cap
   ING T. Rowe Price Equity Income Portfolio (Class S)
   ING UBS U.S. Balanced Portfolio (Class S)                    Prudential Series Fund, Inc.
   ING Van Kampen Equity Growth Portfolio (Class S)               Jennison Portfolio (Class II)
   ING Van Kampen Global Franchise Portfolio (Class S)            SP William Blair International Growth Portfolio
   ING Van Kampen Growth and Income Portfolio                       (Class II)
    (Class S)
   ING Van Kampen Real Estate Portfolio (Class S)


Landmark - 133976

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                     Page                                                             Page
Index of Special Terms..............................  ii           Death Benefit During the Accumulation Phase.......  37
Fees and Expenses...................................   1               Standard Death Benefit........................  38
Condensed Financial Information.....................   8               Enhanced Death Benefit Options................  38
  Accumulation Unit.................................   8               Earnings Multiplier Benefit Rider.............  40
  The Net Investment Factor.........................   8           Death Benefit During the Income Phase.............  41
  Performance Information...........................   8           Continuation After Death -- Spouse................. 41
  Financial Statements..............................   9           Continuation After Death -- Not a Spouse........... 42
ING USA Annuity and Life Insurance Company..........   9           Required Distributions Upon Contract
ING USA Separate Account B..........................  10               Owner's Death.................................  42
The Trusts and Funds................................  10         The Annuity Options.................................  43
Covered Funds, Special Funds and Excluded                        Other Contract Provisions...........................  45
  Funds  ...........................................  11         Other Information...................................  47
Charges and Fees....................................  12         Federal Tax Considerations..........................  48
  Charge Deduction Subaccount.......................  12         Statement of Additional Information
  Charges Deducted from the Contract Value..........  12           Table of Contents.................................  SAI-1
      Surrender Charge..............................  12         Appendix A
      Waiver of Surrender Charge for Extended                      Condensed Financial Information...................  A1
         Medical Care...............................  12         Appendix B
      Free Withdrawal Amount........................  13           The Investment Portfolios.........................  B1
      Surrender Charge for Excess Withdrawals.......  13         Appendix C
      Premium Taxes.................................  13           Fixed Account II..................................  C1
      Administrative Charge.........................  13         Appendix D
      Transfer Charge...............................  13           Fixed Interest Division...........................  D1
  Charges Deducted from the Subaccounts.............  14         Appendix E
      Mortality and Expense Risk Charge.............  14           Surrender Charge for Excess Withdrawals
      Asset-Based Administrative Charge.............  14           Example...........................................  E1
      Earnings Multiplier Benefit Charge............  14         Appendix F
      Optional Rider Charges........................  14           Special Funds and Excluded Funds Examples.........  F1
  Trust and Fund Expenses...........................  15         Appendix G
The Annuity Contract................................  15           MGWB Excess Withdrawal Amount Examples............  G1
  Contract Date and Contract Year ..................  15         Appendix H
  Contract Owner....................................  16           Death Benefits for May-2002 and Yr-2003
  Annuity Start Date................................  17           Contract Owners...................................  H1
  Annuitant.........................................  17
  Beneficiary.......................................  17
  Purchase and Availability of the Contract.........  18
  Crediting of Premium Payments.....................  19
  Administrative Procedures.........................  20
  Contract Value....................................  20
  Cash Surrender Value..............................  21
  Addition, Deletion or Substitution of
      Subaccounts and Other Changes.................  21
  The Fixed Account.................................  22
  Optional Riders...................................  22
  Rider Date........................................  22
  No Cancellation...................................  22
  Termination.......................................  22
  Minimum Guaranteed Income Benefit Rider...........  23
  Minimum Guaranteed Withdrawal Benefit Rider.......  27
Other Contracts.....................................  30
Withdrawals.........................................  30
Transfers Among Your Investments....................  33
Death Benefit Choices...............................  37



Landmark - 133976                       i

--------------------------------------------------------------------------------
INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:


    Special Term                                             Page
    ---------------------------------------------------------------
    Accumulation Unit                                          8
    Annuitant                                                 17
    Annuity Start Date                                        17
    Cash Surrender Value                                      21
    Contract Date                                             15
    Claim Date                                                37
    Contract Owner                                            16
    Contract Value                                            20
    Contract Year                                             15
    Covered Fund                                              11
    Earnings Multiplier Benefit                               40
    Excluded Fund                                             11
    Free Withdrawal Amount                                    13
    Market Value Adjustment                                   C1
    Max 7 Enhanced Death Benefit                              39
    Net Investment Factor                                      8
    Net Rate of Return                                         8
    Quarterly Ratchet Enhanced Death Benefit                  39
    Restricted Fund                                           11
    Rider Date                                                22
    7% Solution Death Benefit Element                         39
    Special Fund                                              11
    Standard Death Benefit                                    38



The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:


    Term Used in This Prospectus                Corresponding Term Used in the Contract
    -------------------------------------------------------------------------------------
    Accumulation Unit Value                     Index of Investment Experience
    Annuity Start Date                          Annuity Commencement Date
    Contract Owner                              Owner or Certificate Owner
    Contract Value                              Accumulation Value
    Transfer Charge                             Excess Allocation Charge
    Fixed Interest Allocation                   Fixed Allocation
    Free Look Period                            Right to Examine Period
    Guaranteed Interest Period                  Guarantee Period
    Subaccount(s)                               Division(s)
    Net Investment Factor                       Experience Factor
    Regular Withdrawals                         Conventional Partial Withdrawals
    Withdrawals                                 Partial Withdrawals


Landmark - 133976                   ii

--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses (1)

      Surrender Charge:

         Complete Years Elapsed           0      1      2     3     4+
            Since Premium Payment
         Surrender Charge                 6%     5%     4%    3%    0%

      Transfer Charge (2)...................................  $25 per transfer, if you make more than 12 transfers in a contract year

      (1) If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

      (2)   We currently do not impose this charge, but may do so in the future.


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Trust or Fund fees and expenses.

Annual Contract Administrative Charge (3)............................  $30

      (We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

      (3)   We deduct this charge on each contract anniversary and on surrender.


Separate Account Annual Charges (4)


       ------------------------------------------------------------------------
                                          Standard   Enhanced Death Benefits
                                           Death      Quarterly
                                          Benefit      Ratchet       Max 7
       ------------------------------------------------------------------------
        Mortality & Expense Risk Charge    1.50%        1.75%        2.05%
        Asset-Based Administrative Charge  0.15%        0.15%        0.15%

              Total                        1.65%        1.90%        2.20%
       ------------------------------------------------------------------------


      (4) As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.


Earnings Multiplier Benefit Rider Charge (5)

         ----------------------------- -----------------------------------
         As an Annual Charge           As a Quarterly Charge
         ----------------------------- -----------------------------------
         0.30% of contract value       0.075% of contract value
         ----------------------------- -----------------------------------


      (5) We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.


Landmark - 133976                   1

Optional Rider Charges (6)

      Minimum Guaranteed Income Benefit rider:

         --------------------------------------------------------------------------------------
         MGIB Rate           As an Annual Charge                As a Quarterly Charge
         --------------------------------------------------------------------------------------
         7%                  0.75% of the MGIB Charge Base(7)   0.1875% of the MGIB Charge Base(7)
         --------------------------------------------------------------------------------------

      Minimum Guaranteed Withdrawal Benefit rider(8):

         ----------------------------------------------------------------------
         As an Annual Charge         As a Quarterly Charge
         ----------------------------------------------------------------------
         0.35% of contract value     0.0875% of contract value
         ----------------------------------------------------------------------

      (6) We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

      (7) Please see "Charges and Fees - Optional Rider Charges" and "Optional Riders" later in this prospectus.

      (8) If you elect the Step-Up Benefit, we reserve the right to increase the charge for the MGWB to a maximum annual charge of 1.00% of contract value. Please see "Minimum Guarantee Withdrawal Benefit Step-Up Benefit."

Trust or Fund Expenses

The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.


    -------------------------------------------------------------------------------------------
    Total Annual Trust or Fund Operating Expenses(9)                  Minimum         Maximum
    -------------------------------------------------------------------------------------------
    (expenses that are deducted from Trust or Fund assets,
    including management fees, distribution and/or service             0.53%           1.91%
    (12b-1) fees(10), and other expenses):
    -------------------------------------------------------------------------------------------

      (9) The minimum and maximum total operating expenses charged by a Trust or a Fund including applicable expense reimbursement or fee waiver arrangements would also be 0.53% to 1.91%. The expense reimbursement or fee arrangement reflected is expected to continue throughMay 1, 2005.

      (10) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.


The following table shows the annual operating expenses separately for each Trust or Fund.

Fund Expense Table(1)

The column labeled "Total Fund Annual Expenses Without Waivers or Reductions" shows the total annual operating expenses charged by a Trust or Fund, absent expense reimbursement or fee waiver arrangements. The column labeled "Net Fund Annual Expenses After Waivers or Reductions" shows such total annual operating expenses after applicable expense reimbursement or fee waiver arrangements where the Trust or Fund has committed to continue such reimbursement or waiver through May 1, 2005. Expenses shown are actual expenses for the year ended 12/31/03 unless otherwise noted.


Landmark - 133976                 2

                                                                                       Total Fund                Net Fund
                                                          Distribution                   Annual                   Annual
                                                             and/or                     Expenses      Total      Expenses
                                               Investment    Service                     Without     Waivers       After
                                                Advisory     (12b-1)                   Waivers or      or       Waivers or
 Fund Name                                        Fees        Fees     Other Expenses  Reductions   Reductions  Reductions
 ---------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Dent Demographic Trends Fund
   (Series II) (7)(26)                            0.77%        0.25%        0.45%         1.47%       0.02%        1.45%
 AIM V.I. Leisure Fund (Series I)
   (20)(21)(22)                                   0.75%        0.00%        1.09%         1.84%       0.54%        1.30%
 AIM V.I. Utilities Fund (Series I)
   (20)(21)(23)                                   0.60%        0.00%        0.55%         1.15%       0.00%        1.15%
 Colonial Small Cap Value Fund                    0.80%        0.25%        0.41%         1.46%       0.00%        1.46%
 Fidelity(R) VIP Equity-Income Portfolio
   (Service Class 2)                              0.48%        0.25%        0.09%         0.82%       0.00%        0.82%
 Fidelity(R) VIP Growth Portfolio (Service
   Class 2)                                       0.58%        0.25%        0.09%         0.92%       0.00%        0.92%
 ING AIM Mid-Cap Growth Portfolio (Class S)
   (2)(3)(6)                                      0.68%        0.25%        0.01%         0.94%       0.00%        0.94%
 ING Alliance Mid-Cap Growth Portfolio
   (Class S) (2)(3)(6)                            0.78%        0.25%        0.01%         1.04%       0.00%        1.04%
 ING American Funds Growth Portfolio
   (8)(9)(10)(11)                                 0.37%        0.75%        0.05%         1.17%       0.00%        1.17%
 ING American Funds Growth-Income
   Portfolio   (8)(9)(10)(11)                     0.33%        0.75%        0.04%         1.12%       0.00%        1.12%
 ING American Funds International
   Portfolio  (8)(9)(10)(11)                      0.57%        0.75%        0.09%         1.41%       0.00%        1.41%
 ING Capital Guardian Large Cap Value
   Portfolio (Class S) (2)(3)(6)                  0.74%        0.25%        0.01%         1.00%       0.00%        1.00%
 ING Capital Guardian Managed Global
   Portfolio (Class S) (2)(3)(6)(26)              1.00%        0.25%        0.01%         1.26%       0.04%        1.22%
 ING Capital Guardian Small Cap Portfolio
   (Class S) (2)(3)(6)                            0.68%        0.25%        0.01%         0.94%       0.00%        0.94%
 ING Developing World Portfolio (Class S)
   (2)(3)                                         1.25%        0.25%        0.02%         1.52%       0.00%        1.52%
 ING Eagle Asset Capital Appreciation
   Portfolio (Class S) (2)(3)                     0.68%        0.25%        0.01%         0.94%       0.00%        0.94%
 ING Evergreen Health Sciences Portfolio
    (Class S) (2)(3)(4)                           0.75%        0.25%        0.01%         1.01%       0.00%        1.01%
 ING Evergreen Omega Portfolio (Class S)
   (2)(3)(4)                                      0.60%        0.25%        0.01%         0.86%       0.00%        0.86%
 ING FMR(SM) Diversified Mid-Cap Portfolio
   (Class S) (2)(3)                               0.75%        0.25%        0.00%         1.00%       0.00%        1.00%
 ING Goldman Sachs Tollkeeper(SM) Portfolio
   (Class S) (2)(3)(26)                           1.35%        0.25%        0.01%         1.61%       0.21%        1.40%
 ING Hard Assets Portfolio (Class S) (2)(3)       0.68%        0.25%        0.01%         0.94%       0.00%        0.94%
 ING International Portfolio (Class S) (2)(3)     1.00%        0.25%        0.01%         1.26%       0.00%        1.26%
 ING Janus Special Equity Portfolio (Class S)
   (2)(3)(6)                                      0.81%        0.25%        0.01%         1.07%       0.00%        1.07%
 ING Jennison Equity Opportunities Portfolio
   (Class S) (2)(3)(6)                            0.68%        0.25%        0.01%         0.94%       0.00%        0.94%
 ING JPMorgan Fleming International Portfolio
   (Service Class) (19)                           0.80%        0.25%        0.20%         1.25%       0.00%        1.25%
 ING JPMorgan Small Cap Equity Portfolio
   (Class S) (2)(3)(6)                            0.90%        0.25%        0.00%         1.15%       0.00%        1.15%
 ING Julius Baer Foreign Portfolio (Class S)
   (2)(3)                                         1.00%        0.25%        0.00%         1.25%       0.00%        1.25%
 ING Legg Mason Value Portfolio (Class S)
   (2)(3)(6)                                      0.81%        0.25%        0.00%         1.06%       0.00%        1.06%
 ING LifeStyle Aggressive Growth Portfolio
   (4)(12)(13)                                    1.23%        0.00%        0.05%         1.28%       0.05%        1.23%
 ING LifeStyle Growth Portfolio (4)(12)(13)       1.18%        0.00%        0.05%         1.23%       0.05%        1.18%
 ING LifeStyle Moderate Growth Portfolio
   (4)(12)(13)                                    1.13%        0.00%        0.05%         1.18%       0.05%        1.13%
 ING LifeStyle Moderate Portfolio (4)(12)(13)     1.05%        0.00%        0.05%         1.10%       0.05%        1.05%
 ING Liquid Assets Portfolio (Class S) (2)(3)     0.27%        0.25%        0.01%         0.53%       0.00%        0.53%
 ING Marsico Growth Portfolio (Class S)
   (2)(3)(6)                                      0.79%        0.25%        0.00%         1.04%       0.00%        1.04%
 ING Mercury Focus Value Portfolio (Class S)
   (2)(3)                                         0.80%        0.25%        0.00%         1.05%       0.00%        1.05%
 ING Mercury LargeCapGrowth Portfolio
   (Class S) (2)(3)                               0.80%        0.25%        0.00%         1.05%       0.00%        1.05%
 ING MFS Mid-Cap Growth Portfolio (Class S)
   (2)(3)(5)(6)                                   0.64%        0.25%        0.01%         0.90%       0.00%        0.90%
 ING Oppenheimer Main Street Portfolio
   (Class S) (2)(3)(5)(6)                         0.64%        0.25%        0.01%         0.90%       0.00%        0.90%
 ING MFS Total Return Portfolio (Class S)
   (2)(3)(5)(6)                                   0.64%        0.25%        0.01%         0.90%       0.00%        0.90%
 ING PIMCO Core Bond Portfolio (Class S)
   (2)(3)                                         0.61%        0.25%        0.01%         0.87%       0.00%        0.87%
 ING PIMCO High Yield Portfolio (Class S)
   (2)(3)(4)                                      0.49%        0.25%        0.01%         0.75%       0.00%        0.75%
 ING Salomon Brothers Aggressive Growth
   Portfolio (Service Class) (19)                 0.70%        0.25%        0.13%         1.08%       0.00%        1.08%
 ING Salomon Brothers All Cap Portfolio
   (Class S) (2)(3)(6)                            0.75%        0.25%        0.00%         1.00%       0.00%        1.00%
ING Salomon Brothers Investors Portfolio
   (Class S) (2)(3)                               0.75%        0.25%        0.00%         1.00%       0.00%        1.00%


Landmark - 133976                        3

                                                                                       Total Fund                Net Fund
                                                          Distribution                   Annual                   Annual
                                                             and/or                     Expenses     Total       Expenses
                                               Investment    Service                     Without     Waivers       After
                                                Advisory     (12b-1)                   Waivers or       or      Waivers or
 Fund Name                                        Fees        Fees     Other Expenses  Reductions   Reductions  Reductions
 ---------------------------------------------------------------------------------------------------------------------------
 ING T. Rowe Price Capital Appreciation
   Portfolio (Class S) (2)(3)(6)                  0.68%        0.25%        0.01%         0.94%       0.00%        0.94%
 ING T. Rowe Price Equity Income Portfolio
   (Class S) (2)(3)(6)                            0.68%        0.25%        0.01%         0.94%       0.00%        0.94%
 ING UBS U.S. Balanced Portfolio (Class S)
   (2)(3)                                         0.75%        0.25%        0.01%         1.01%       0.00%        1.01%
 ING Van Kampen Equity Growth Portfolio
   (Class S) (2)(3)                               0.65%        0.25%        0.01%         0.92%       0.00%        0.92%
 ING Van Kampen Global Franchise Portfolio
   (Class S) (2)(3)                               1.00%        0.25%        0.00%         1.25%       0.00%        1.25%
 ING Van Kampen Growth and Income Portfolio
   (Class S) (2)(3)(6)                            0.68%        0.25%        0.01%         0.94%       0.00%        0.94%
 ING Van Kampen Real Estate Portfolio
   (Class S) (2)(3)                               0.68%        0.25%        0.00%         0.93%       0.00%        0.93%
 ING VP Intermediate Bond Portfolio (Class S)
   (14)                                           0.40%        0.25%        0.10%         0.75%       0.00%        0.75%
 ING VP Financial Services Portfolio
   (Class S) (15)(16)                             0.75%        0.25%        0.15%         1.15%       0.00%        1.15%
 ING VP Index Plus LargeCap Portfolio
   (Class S) (14)                                 0.35%        0.25%        0.08%         0.68%       0.00%        0.68%
 ING VP Index Plus MidCap Portfolio (Class S)
   (14)                                           0.40%        0.25%        0.10%         0.75%       0.00%        0.75%
 ING VP Index Plus SmallCap Portfolio
   (Class S) (14)                                 0.40%        0.25%        0.15%         0.80%       0.00%        0.80%
 ING VP MagnaCap Portfolio  (Class S)
   (15)(16)(18)                                   0.75%        0.25%        0.40%         1.40%       0.00%        1.41%
 ING VP MidCap Opportunities Portfolio
   (Class S)(15)(16)(17)                          0.75%        0.25%        0.45%         1.45%       0.35%        1.10%
 ING VP SmallCap Opportunities Portfolio
   (Class S) (15)(16)(17)                         0.75%        0.25%        0.32%         1.32%       0.00%        1.32%
 ING VP Worldwide Growth Portfolio (24)(27)       1.00%        0.25%        0.50%         1.75%       0.60%        1.15%
 Jennison Portfolio (Class II)                    0.60%        0.25%        0.19%         1.04%       0.00%        1.04%
 Pioneer Fund VCT Portfolio (Class II)            0.65%        0.25%        0.10%         1.00%       0.00%        1.00%
 Pioneer Mid Cap Value VCT Portfolio
   (Class II)                                     0.65%        0.25%        0.10%         1.00%       0.00%        1.00%
 ProFund VP Bull                                  0.75%        0.25%        0.87%         1.87%       0.00%        1.87%
 ProFund VP Europe 30                             0.75%        0.25%        0.91%         1.91%       0.00%        1.91%
 ProFund Rising Rates Opportunity                 0.75%        0.25%        0.91%         1.91%       0.00%        1.91%
 ProFund VP Small-Cap                             0.75%        0.25%        0.73%         1.73%       0.00%        1.73%
 SP William Blair International Growth
   Portfolio (Class II)                           0.85%        0.25%        0.44%         1.54%       0.00%        1.54%



Footnotes to the "Fund Expense Table"

(1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

(2) The table above shows the estimated operating expenses for Class S Shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any. Distribution and/or Service (12b-1) Fees" includes a Shareholder Service Fee of 0.25%.

(3) Through a "bundled fee" arrangement, Directed Services, Inc. (DSI), the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would bear any extraordinary expenses.

(4)   Because the Portfolio is new, expenses, shown above, are estimated.

(5) DSI has voluntarily agreed to waive a portion of its management fee for certain Portfolios. Including these waivers, the " Net Fund Annual Expenses After Waivers or Reductions" for the year ended December 31, 2003, would have been 0.89% for ING MFS Mid Cap Growth and ING Oppenheimer Main Street Portfolios and 0.90% for ING MFS Total Return Portfolio. This arrangement may be discontinued by DSI at any time.

(6) A portion of the brokerage commissions that the Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS voluntary management fee waiver the " Net Fund Annual Expenses After Waivers or Reductions" for the year ended December 31, 2003 would have been 0.86% for ING AIM Mid Cap Growth, 0.99% for ING Alliance Mid Cap Growth, 0.99% for ING Capital Guardian Large Cap Value, 1.25%


Landmark - 133976                  4
     for ING Capital Guardian Managed Global, 0.93% for ING Capital Guardian Small Cap, 1.04% for ING Janus Special Equity, 0.89% for ING Jennison Equity Opportunities, 1.14% for ING JPMorgan Small Cap Equity, 1.05% for ING Legg Mason Value, 1.02% for ING Marsico Growth, 0.86% for ING MFS Mid Cap Growth, 0.84% for ING Oppenheimer Main Street, 0.89% for ING MFS Total Return, 0.98% for ING Salomon Brothers All Cap, 0.93% for ING T. Rowe Price Capital Appreciation and ING T. Rowe Price Equity Income and 0.90% for ING Van Kampen Growth and Income Portfolios. This arrangement may be discontinued at any time.

(7) The Fund's advisor and/or distributor have contractually agreed to waive advisory fees or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.45% for AIM V.I. Dent Demographic Trends Fund. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.45% cap for AIM V.I. Dent Demographic Trends Fund: (i) interest; (ii) taxes;
      (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and
      (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. These expense limitation agreements are in effect through December 31, 2005 for AIM V.I. Dent Demographic Trends Fund.

(8) This table reflects the aggregate annual operating expenses of each Portfolio and its corresponding Master Fund.

(9) Pursuant to its investment management agreement with the Trust, ING Investments, LLC may charge an annual advisory fee at asset levels that are the same as the current asset levels of the Master Funds equal to 0.37% for ING American Funds Growth Portfolio, 0.33% for ING American Funds Growth-Income Portfolio and 0.57% for ING American Funds International Portfolio of the average daily net assets if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Investments, LLC does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

(10) Shares of each ING American Funds Portfolio are subject to a Rule 12b-1 fee at an annual rate of 0.50% of average daily net assets payable to Directed Services, Inc. (DSI). In addition, Class 2 Shares of each of the ING American Funds Growth Portfolio, the ING American Funds Growth-Income Portfolio and the ING American Funds International Portfolio pay 0.25% of average net assets annually pursuant to a Plan of Distribution or 12b-1 plan. Shareholders of the Class 2 Shares of the Master Funds pay only their proportionate share of 12b-1 plan expenses.

(11) "Other Expenses" are estimated because the Portfolios did not have a full year of operations as of December 31, 2003.

(12) The table reflects the aggregate annual operating expense for these Portfolios. The expenses are derived by using a weighted average of the fees imposed by each of the portfolios underlying the Portfolios and adding to that average fee, an investment advisory fee of 0.14% and other expenses of 0.05% for each Portfolio. Because the annual net operating expenses of each underlying portfolio will vary from year to year, the expenses paid by a Portfolio may vary from year to year. For more information regarding the expenses of the underlying portfolios, please see the Fund's prospectus.

(13) ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of each Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING is shown under the heading "Total Waivers or Reductions." For each Portfolio, the expense limits are contractual and will continue through at least May 3, 2005. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(14) The table above shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses, annualized, for the Portfolio's most recently completed fiscal year and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio.

(15) The above table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. With the exception of the ING VP Financial Services Portfolio these estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio. For the ING VP Financial Services Portfolio, which had not commenced operations prior to December 31, 2003, the Portfolio's fiscal year end, expenses are based on estimated amounts for the current year.

(16) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets which is included in "Other Expenses" in the above table. For the ING VP Financial Services Portfolio, which had not commenced operations prior to December 31, 2003, the Portfolio's fiscal year end. "Other Expenses" are based on


Landmark - 133976                    5
     estimated amounts for the current fiscal year. For all other Portfolios estimated "Other Expenses" are based on each Portfolio's actual "Other Expenses" for its most recently completed fiscal year.

(17) ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The amount of expenses waived, reimbursed or recouped during the last fiscal year by the adviser for ING VP MidCap Opportunities Portfolio is shown under "Total Waivers or Reductions" in the above table. The expense limits will continue through at least December 31, 2005. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(18) "Other Expenses", "Total Fund Annual Expenses" and "Net Fund Annual Expenses After Waivers or Reductions" in the above table exclude a one-time merger fee of 0.06% incurred in connection with the merger of another investment company into ING VP MagnaCap Portfolio.

(19) "Other Expenses" shown in the above table include a Shareholder Services fee of 0.25%.

(20) The Fund has adopted a new form of administrative services and transfer agency agreements which will be effective May 1, 2004. As a result, "Other Expenses" have been restated to reflect the changes in fees under the new agreements.

(21) The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.

(22) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.30%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.30% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through December 31, 2005.

(23) As a result of a reorganization of another fund into the Fund, which occurred on April 30, 2004, the "Total Fund Annual Expenses Without Waivers or Reductions" have been restated to reflect current expenses.

(24) The above table shows the estimated operating expenses of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio. ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets which is included in Other Expenses in the above table. Estimated Other Expenses are based on each Portfolio's actual Other Expenses for its most recently completed fiscal year.

(25) Effective, July 1, 2004, the Board of Trustees of AIM Variable Insurance Funds approved an amendment to the master investment advisory agreement. Under the amended master investment advisory agreement, the management fee for the fund has been reduced from 0.85% to 0.77%. Expenses have been restated to reflect this agreement.

(26) On September 2, 2004, the Board of ING Investors Trust approved an expense cap for these Portfolios to be effective January 1, 2005. This expense cap is expected to remain in effect until at least December 31, 2005. The table above shows the estimated expenses for these Portfolios based on each Portfolio's actual operating expenses, annualized, for the Portfolio's most recently completed fiscal year and fee waivers or reductions that would have applied under the expense cap.

(27) On September 2, 2004, the Board of ING Variable Insurance Trust approved a reduction in the expense cap for this Portfolio to be effective January 1, 2005. This expense cap reduction is expected to remain in effect until at least December 31, 2005. The table above shows the estimated expenses for this Portfolio based on the Portfolio's actual operating expenses, annualized, for the Portfolio's most recently completed fiscal year and fee waivers or reductions that would have


Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the above table or in the example below.


Landmark - 133976                  6

Example:

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annul expenses, and Trust or Fund fees and expenses.


The example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. Specifically, the example assumes election of the Max 7 Enhanced Death Benefit and election of the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. The example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.01% of assets. The example also assumes you elected the Minimum Guaranteed Income Benefit Rider with an assumed charge of 1.14% annually, where the rider base is equal to the initial premium and increases by 7% annually, and the rider charge is assessed each quarter on a base equal to the hypothetical $10,000 premium increasing at 7% per year. The assumed annual rider charge of 1.14% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 1.14% represents an annual charge over the 10-year period which is equivalent to a charge of 0.1875% of rider base per quarter over the same period. Note that surrender charges may apply if you choose to annuitize your Contract within the first 4 contract years.


Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
      1) If you surrender your contract at the end of the applicable time period:

                1 year           3 years           5 years          10 years
                $1,154           $2,054            $2,741           $5,407
--------------------------------------------------------------------------------
      2)    If you annuitize at the end of the applicable time period:

                1 year           3 years           5 years          10 years
                $1,154           $2,054            $2,741           $5,407
--------------------------------------------------------------------------------
      3)    If you do not surrender your contract:

                1 year           3 years           5 years          10 years
                $554             $1,654            $2,741           $5,407
--------------------------------------------------------------------------------

Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

Accumulation Unit

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of ING USA Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A -- Condensed Financial Information. The numbers show the year-end unit values of


Landmark - 133976                  7
each subaccount from the time purchase payments were first received in the subaccounts under the Contract.

The Net Investment Factor

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

      1) We take the net asset value of the subaccount at the end of each business day.

      2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

      3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

      4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

Performance Information

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender. You should be aware that there is no guarantee that the Liquid Assets Subaccount will have a positive or level return.


Landmark - 133976                    8

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

Financial Statements

The statement of assets and liabilities of Separate Account B as of December 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended are included in the Statement of Additional Information. The consolidated financial statements and schedules of ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003 are included in the Statement of Additional Information.

--------------------------------------------------------------------------------
ING USA ANNUITY AND LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. ING USA's consolidated financial statements appear in the Statement of Additional Information.

Lion Connecticut is the holding company for Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the ING Investors Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

--------------------------------------------------------------------------------
ING USA SEPARATE ACCOUNT B
--------------------------------------------------------------------------------

ING USA Separate Account B (formerly Golden American Separate Account B) ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.


Landmark - 133976                     9

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

Note: We currently offer other variable annuity contracts that invest in Separate Account B, but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

--------------------------------------------------------------------------------
THE TRUSTS AND FUNDS
--------------------------------------------------------------------------------

You will find information about the Trusts and Funds currently available under your contract in Appendix B -- The Investment Portfolios. A prospectus containing more complete information on each Trust or Fund may be obtained by calling our Customer Service Center at 800-366-0066. You should read the prospectus carefully before investing.

Certain funds are designated as "Master-Feeder" or "LifeStyle Funds". Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. See "Trust and Fund Expenses". Also, you should discuss with your registered representative whether the LifeStyle Funds are appropriate for you, particularly if you are a conservative investor.

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

Restricted Funds

We may, with 30 days notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios. We may establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations: no more than $999,999,999, and no more than 30 percent of contract value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Funds.


Landmark - 133976                 10

However, if the contract value in the Restricted Funds exceed the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see "Withdrawals" and "Transfers Among Your Investments" in this prospectus for more information on the effect of Restricted Funds.

--------------------------------------------------------------------------------
COVERED FUNDS, SPECIAL FUNDS AND EXCLUDED FUNDS
--------------------------------------------------------------------------------

For purposes of determining death benefits and benefits under the optional benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

      1)    Covered Funds;

      2)    Special Funds; and

      3)    Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.


Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option. Please see Appendix F for examples.


--------------------------------------------------------------------------------
CHARGES AND FEES
--------------------------------------------------------------------------------

We deduct the contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. If there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

Charge Deduction Subaccount

You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid


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

Assets subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

Charges Deducted from the Contract Value

We deduct the following charges from your contract value:

      Surrender Charge. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 4-year period from the date we receive and accept a premium payment. We base the surrender charge on a percentage of each premium payment withdrawn. The surrender charge is based on the amount requested for withdrawal. The surrender charge is deducted from the contract value remaining after you have received the amount requested for withdrawal. This charge is intended to cover sales expenses that we have incurred. We may reduce or waive the surrender charge in certain situations. We will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

     Complete Years Elapsed            0     1      2      3     4+
        Since Premium Payment

     Surrender Charge                 6%     5%    4%     3%     0%


      Waiver of Surrender Charge for Extended Medical Care. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60-day period and we receive your request for the surrender or withdrawal, together with all required documentation at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualified medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states.

      Free Withdrawal Amount. The Free Withdrawal Amount is the greater of (i) any earnings less previous withdrawals, and (ii) 10% of premium payments paid within 4 years prior to the date of withdrawal and not previously withdrawn, less any previous withdrawals taken in the same contract year.

      Surrender Charge for Excess Withdrawals. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Internal Revenue Code (the "Code"). We consider a withdrawal to be an excess withdrawal when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. When you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. Any withdrawal from a Fixed Interest Allocation more than 30 days before its maturity date will trigger a Market Value Adjustment. See Appendix C and the Fixed Account II prospectus for more information.


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

For the purpose of calculating the surrender charge for an excess withdrawal:
(i) we treat premiums as being withdrawn on a first-in, first-out basis; and
(ii) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix E. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

Premium Taxes. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value or from the MGIB Base, if exercised, on the annuity start date. However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

Administrative Charge. We deduct an annual administrative charge on each contract anniversary. If you surrender your Contract prior to a contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you. The charge is $30 per Contract. We waive this charge if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other under conditions established by ING USA. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.


      Transfer Charge. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

Charges Deducted from the Subaccounts

      Mortality and Expense Risk Charge. The amount of the mortality and expense risk charge depends on the death benefit you have elected. We deduct the charge each business day based on the assets you have in each subaccount. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of Contracts.

      -------------------------------------------------------------------------
                                  Quarterly Ratchet             Max 7
              Standard                 Enhanced                Enhanced
           Death Benefit            Death Benefit           Death Benefit
      -------------------------------------------------------------------------
                     Annual                  Annual                  Annual
                     Charge                  Charge                  Charge
                    Expressed               Expressed               Expressed
         Annual     as Daily     Annual     as Daily     Annual     as Daily
         Charge       Rate       Charge       Rate       Charge       Rate

         1.50%      0.004141%     1.75%     0.004837%     2.05%     0.005675%
      -------------------------------------------------------------------------

      Asset-Based Administrative Charge. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge from your assets in each subaccount on each business day at the rate of 0.000411% for each day since the previous business day.

      Earnings Multiplier Benefit Charge. Subject to state availability, you may purchase the earnings multiplier benefit rider for a non-qualified Contract


Landmark - 133976                    13
either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.075% (0.30% annually). For a description of the rider, see "Earnings Multiplier Benefit Rider."

Optional Rider Charges. Subject to state availability, you may purchase one of two optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see "The Annuity Contract -- Optional Riders."

      Minimum Guaranteed Income Benefit (MGIB). The charge for the MGIB rider is as follows:

         --------------------------------------------------------------------------------------
         MGIB Rate           As an Annual Charge                As a Quarterly Charge
         --------------------------------------------------------------------------------------
         7%                  0.75% of the MGIB Charge Base      0.1875% of the MGIB Charge Base
         --------------------------------------------------------------------------------------


The MGIB Charge Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, when you pay the premiums, less a pro-rata deduction for any withdrawal made while the MGIB rider is in effect and accumulated at the MGIB Rate. The MGIB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers between Covered, Special and Excluded Funds may reduce the applicable MGIB Charge Base by more than the amount withdrawn or transferred. Please see "Optional Riders-Minimum Guaranteed Income Benefit" for a description of the MGIB Charge Base.

      Minimum Guaranteed Withdrawal Benefit (MGWB). The annual charge for the MGWB rider is 0.35% (0.0875% quarterly) of the contract value. The charge is deducted from the contract value in the subaccounts on each quarterly contract anniversary date, in arrears. We will deduct charges during the period starting on the rider date and up to your Contract's Automatic Periodic Benefit Status. Automatic Periodic Benefit Status will occur if your contract value is reduced to zero and other conditions are met. Please see "Minimum Guaranteed Withdrawal Benefit - Automatic Periodic Benefit Status" later in this prospectus. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate immediately prior to the surrender or annuitization.



Trust and Fund Expenses

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio.

In addition to the fees and charges shown in the Fee Table, the Company may, from time to time, receive other compensation from the funds or the funds'


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

affiliates. For example, investment advisers to the funds may make cash payments or provide expense reimbursements to the Company as an incentive for the Company to include the funds among the investment options available under your Contract and to provide certain services to contract owners that relate to the investment options.

In particular, we may receive compensation from the investment advisers, administrators or distributors of the portfolios in connection with administrative, distribution, or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others. During 2003, the Company received compensation from certain funds and funds' affiliates.

Certain funds are designated as "Master-Feeder" or "LifeStyle Funds". Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. The Fund Expense Table included in "Fees and Expenses" reflects the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the Fund Expense Table. See "Fees and Expenses -- Trust and Fund Expenses."

--------------------------------------------------------------------------------
THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix C and the Fixed Account II prospectus for more information on the Fixed Interest Allocation and Fixed Account.

Contract Date and Contract Year

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

Contract Owner

You are the contract owner. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, we will treat this as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the trust has been designated, the availability of Enhanced Death Benefits will be based on the age of the annuitant at the time you purchase the Contract.


Contract Owner Categories. There are three categories of contract owners covered by this prospectus. For ease of reference, they are called May-2002, Yr-2003 and Yr-2004 contract owners. If you are a contract owner, the category of your Contract is indicated on your quarterly statements. If you are unsure which category applies to you, please call our Customer Service Center. The telephone number is (800) 366-0066.



Landmark - 133976                      15

The following is a general description of the categories:


      -------------------------------------------------------------------------------------------

      -------------------------------------------------------------------------------------------
      May-2002:    Contracts purchased on or after May 1, 2002, under which the determination of benefits when there are allocations to Special Funds is the same as the
                   Special Funds "floor," but all withdrawals are pro-rata (as available in the state of issue at the time of purchase).
      -------------------------------------------------------------------------------------------
      Yr-2003:     Contracts purchased on or after February 4, 2003 which have the same death benefits and living benefits as May-2002 Contracts, but have a different calculation of the Minimum Guaranteed Income Benefit and higher charges for all three living benefit optional riders (as available in the state of issue at the time of purchase).
      -------------------------------------------------------------------------------------------
      Yr-2004:     Contracts purchased on or after March 15, 2004 which offer the Quarterly
                   Ratchet Death Benefit, do not offer the 7% Solution Death Benefit, do not offer the Minimum Guaranteed Accumulation Benefit and offer a Minimum
                   Guaranteed Withdrawal Benefit with Reset and Step-Up Benefit options (as available in the state of issue at the time of purchase).
      -------------------------------------------------------------------------------------------


A description of benefits and charges for May-2002 and Yr-2003 contract owners is included in the appendices to this prospectus, to the extent they differ from those described in this prospectus for Yr-2004 contract owners. Please retain this prospectus and the appendix that is applicable to you so you will have it for future reference.


      Joint Owner. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The earnings multiplier benefit rider is not available when there are joint owners.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected an Enhanced Death Benefit, and you add a joint owner after issue, the Enhanced Death Benefit from the date of change will end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if you add a joint owner after issue. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit or the earnings multiplier benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

Annuity Start Date

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.


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

Annuitant

The annuitant is the person designated by you to be the measuring life in determining annuity payments. You are the annuitant unless you name another annuitant in the application. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the Contract is in effect.

If the contract owner is an individual, and the annuitant dies before the annuity start date and you have named a contingent annuitant, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if you are not an individual.

Beneficiary

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries unless you indicate otherwise in writing.

      Change of Contract Owner or Beneficiary. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the Contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner's age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.

If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For the Enhanced Death Benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to 85, the Enhanced Death Benefit will end, and the death benefit will become the Standard Death Benefit. For all death benefit options, 1) if the new owner's attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum Base and Benefit Base percentages in effect on the original rider date to


Landmark - 133976                    17
calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary's right to elect an annuity option or receive a lump sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

Purchase and Availability of the Contract

We will issue a Contract only if both the annuitant and the contract owner are age 85 or younger. The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of $500 or more ($50 for qualified Contracts) at any time after the free look period, before the contract anniversary following your 86th birthday and during the accumulation phase. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval. The Contract may not be available to all ages through all broker dealers.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract: (i) if you are looking for a short-term investment; (ii) if you cannot risk getting back less money than you put in; or (iii) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus. If you are considering an Enhanced Death Benefit Option and/or the earnings multiplier benefit rider and your Contract will be an IRA, see "Taxation of Qualified Contracts -- Individual Retirement Annuities" and "Tax Consequences of Enhanced Death Benefit" in this prospectus.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

Crediting of Premium Payments

We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.


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

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts and/or Fixed Interest Allocation of Separate Account B specified by you within 2 business days.

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account B at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

      1) If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

      2) If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Assets subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $500, for example). In addition, we may require

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

information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

Administrative Procedures

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements.

Contract Value

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (i) the contract value in the Fixed Interest Allocations, and (ii) the contract value in each subaccount in which you are invested.

      Contract Value in Fixed Interest Allocations. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

      Contract Value in the Subaccounts. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Assets subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

      1) We take the contract value in the subaccount at the end of the preceding business day.

      2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

      3)    We add (1) and (2).

      4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

      5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See Appendix C and the ING USA Fixed Account II prospectus for a description of the calculation of cash surrender value under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.


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

      Surrendering to Receive the Cash Surrender Value. You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

Addition, Deletion or Substitution of Subaccounts and Other Charges

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces. We will provide you with written notice before we make these changes.

We reserve the right to: (i) deregister Separate Account B under the 1940 Act;
(ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will provide you with written notice before we make any of these changes.

The Fixed Account

The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See Appendix C and the Fixed Account II prospectus for more information.

Optional Riders

Subject to state availability, you may elect one of the two optional benefit riders discussed below. You may add only one of these two riders to your Contract. Each rider has a separate charge. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees -- Optional Rider Charges" for information on rider charges.




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

The optional riders may not be available for all investors. You should analyze each rider thoroughly and understand it completely before you select one. The optional riders do not guarantee any return of principal or premium payments and do not guarantee performance of any specific investment portfolio under the Contract. You should consult a qualified financial adviser in evaluating the riders.

The optional riders may not be approved in all states. Check with our Customer Service Center for availability in your state. The telephone number is (800) 366-0066.

Rider Date. The rider date is the date an optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

No Cancellation. Once you purchase a rider, you may not cancel it unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

Termination. The optional riders are "living benefits," which means the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate if you:

      o annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or


      o die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The optional riders will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with each rider.

Minimum Guaranteed Income Benefit Rider (MGIB). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB.

The following investment options are designated as Special Funds for purposes of calculating the MGIB: the ING Liquid Assets Portfolio, the ING VP Intermediate Bond Portfolio, the ING PIMCO Core Bond Portfolio; the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division and the TSA Special Fixed Account. For contracts issued prior to May 1, 2003, the ING VP Intermediate Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.

The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate.

For a discussion of the charges we deduct under the MGIB rider, see "Charges and Fees -- Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:


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

      1) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) on the MGIB Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

      2) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) on the MGIB Date applied to the then-current income factors in effect for the annuity option you selected; or

      3) the MGIB annuity income based on your MGIB Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Base for any premium tax recovery and Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) that would otherwise apply at annuitization.

The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Base.

The MGIB Benefit Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value), and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.

      Determining the MGIB Charge Base: The MGIB Charge Base is the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

      (i) The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

            (a)   is the MGIB Rollup Base for Covered Funds;

            (b)   is the MGIB Rollup Base for Special Funds;

            (c)   is the MGIB Rollup Base for Excluded Funds; and

      (ii)  The MGIB Ratchet Base is equal to the sum of (a) and (b) where:

            (a)   is the MGIB Ratchet Base for Covered and Special Funds; and

            (b)   is the MGIB Ratchet Base for Excluded Funds.

      Determining the MGIB Annuity Income. On the MGIB Date, we calculate your MGIB annuity income as follows:

      1) We first determine your MGIB Benefit Base: The MGIB Benefit Base is equal to the greater of the MGIB Rollup Benefit Base and the MGIB Ratchet Benefit Base.


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

      (i) The MGIB Rollup Benefit Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

            (a)   is the MGIB Rollup Base for Covered Funds;

            (b)   is the MGIB Rollup Base for Special Funds;

            (c)   is the contract value allocated to Excluded Funds; and

      (ii) The MGIB Ratchet Benefit Base is equal to the sum of (a) and (b) where:

            (a)   is the MGIB Ratchet Base for Covered and Special Funds; and

            (b)   is the contract value allocated to Excluded Funds.

      The Maximum MGIB Base is 300% of eligible premiums adjusted pro-rata for withdrawals. The Maximum MGIB Base is not allocated by Fund category.

      a)    Calculation of MGIB Rollup Benefit Base

            The MGIB Rollup Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rollup Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter.

            The MGIB Rollup Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. There is no accumulation of MGIB Rollup Base allocated to Special Funds.

            The MGIB Rollup Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter. The MGIB Rollup Base allocated to Excluded Funds is used only for transfer adjustments and rider charges. It is not used to determine benefits.

            Eligible premiums are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid after that are excluded from the MGIB Rollup Base.

            The MGIB Rollup Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rollup Rate is an annual effective rate.

            Withdrawals reduce the MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB Rollup Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Rollup Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Rollup Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

            Net transfers from Covered Funds will reduce the MGIB Rollup Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Covered Funds.

            Net transfers from Special Funds will reduce the MGIB Rollup Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Special Funds.


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

            Net transfers from Excluded Funds will reduce the MGIB Rollup Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Rollup Base allocated to Excluded Funds.

      b)    Calculation of MGIB Ratchet Benefit Base

            The MGIB Ratchet Base for Covered Funds and Special Funds equals:

            o on the rider date, eligible premiums, or the contract value, if applicable, allocated to Covered Funds and Special Funds;

            o on each "quarterly anniversary date" prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of :

                  1) the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

                  2) the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

            o at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

            The MGIB Ratchet Base for Excluded Funds is calculated the same as for Covered Funds and Special Funds, but for premiums, allocations, withdrawals or transfers attributable to Excluded Funds.

            Effect of Transfers on MGIB Ratchet Base:

            Net transfers from Covered or Special Funds to Excluded Funds will reduce the MGIB Ratchet Base allocated to Covered and Special Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Excluded Funds will equal the reduction in the MGIB Ratchet Base allocated to Covered and Special Funds.

            Net transfers from Excluded Funds to Covered or Special Funds will reduce the MGIB Ratchet Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Covered and Special Funds will equal the lesser of the net contract value transferred and the change in the MGIB Ratchet Base allocated to Excluded Funds.

            A "quarterly anniversary date" is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

      2) Then we determine the MGIB annuity income by multiplying your MGIB Benefit Base (adjusted for any Market Value Adjustment, surrender charge and premium taxes) by the income factor, and then divide by $1,000.

MGIB Income Options

The following are the MGIB Income Options available under the MGIB Rider:

      a) Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain;


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

      b)    Income for a 20-30 year period certain;

      c) Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Benefit Date.

You may elect to have payments under MGIB Income Options (a) and (b) increase annually at 1%, 2% or 3%.

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The Contract Value will be reduced on a pro-rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values.

Please note that if you elect partial annuitization, income payments received will be taxed as withdrawals. Please consult your tax adviser before making this election, as the taxation of partial annuitization is uncertain.

      Purchase. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten-year waiting period before you can annuitize under the MGIB rider. This could reduce the MGIB.

      The MGIB Date. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

      No Change of Annuitant. Once you purchase the MGIB rider, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

      Notification. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

The MGIB rider does not restrict or limit your right to annuitize the Contract at any time permitted under the Contract. The MGIB rider does not restrict your right to annuitize the Contract using contract values that may be higher than the MGIB annuity benefit.

The benefits associated with the MGIB rider are available only if you annuitize your Contract under the rider and in accordance with the provisions set forth above. Annuitizing using the MGIB may result in a more favorable stream of income payments, and different tax consequences, under your Contract. Because the MGIB rider is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that might be provided by the application of your Contract value to the Contract's applicable annuity factors. You should consider all of your options at the time you begin the income phase of your Contract.

Minimum Guaranteed Withdrawal Benefit Rider (MGWB). The MGWB rider, marketed under the name, ING PrincipalGuard Withdrawal Benefit, is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account.


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

The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

      1) if you purchased the MGWB rider on the contract date: your premium payments received during the first two contract years;

      2) if you purchased the MGWB rider after the contract date: your contract value on the Rider Date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account is tracked separately for Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of (a) the MGWB Withdrawal Account allocated to Covered Funds, and (b) the lesser of (i) the MGWB Withdrawal Account allocated to Excluded Funds and (ii) the contract value in Excluded Funds. Thus, investing in the Excluded Funds may limit the MGWB Withdrawal Account. No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

The Maximum Annual Withdrawal Amount (or "MAW") is equal to 7% of the Eligible Payment Amount. Withdrawals from Covered Funds of up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals from Covered Funds greater than the MAW will cause a reduction in the MGWB Withdrawal Account allocated to Covered Funds by the proportion that the excess withdrawal bears to the remaining contract value in Covered Funds after the withdrawal of the MAW. All withdrawals from Excluded Funds will reduce the value of the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds.

Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the MAW at the time of the withdrawal. Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds and the net contract value transferred.

You should not make any withdrawals if you wish to retain the option to elect the Step-Up Benefit (see below).

The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.


Landmark - 133976                      27

      Guaranteed Withdrawal Status. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

      1)    your contract value is greater than zero;

      2)    your MGWB Withdrawal Account is greater than zero;

      3)    you have not reached your latest allowable annuity start date;

      4)    you have not elected to annuitize your Contract; and

      5) you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

      Automatic Periodic Benefit Status. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

      1)    your MGWB Withdrawal Account is greater than zero;

      2)    you have not reached your latest allowable annuity start date;

      3)    you have not elected to annuitize your Contract; and

      4) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of (i) your Contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the MAW. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner's death.

On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

      Reset Option. Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider ("New Rider"). The MGWB Withdrawal Account under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider and any right to reset again will be based on the terms of the New Rider when it is issued. We reserve the right to limit the reset election to contract anniversaries only. If you elect the Reset Option, the Step-Up benefit is not available.


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

      Step-Up Benefit. If the Rider Date is the same as the Contract Date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%. This option is available whether or not the contract value is greater than the MGWB Withdrawal Account. If you elect the Step-Up Benefit:

      1) we reserve the right to increase the charge for the MGWB Rider up to a maximum annual charge of 1.00% of contract value;

      2) you must wait at least five years from the Step-Up date to elect the Reset Option.

The Step-Up Benefit may be elected only one time under the MGWB Rider. We reserve the right to limit the election of the Step-Up Benefit to contract anniversaries only. Please note that if you have a third party investment advisor who charges a separate advisory fee, and you have chosen to use withdrawals from your contract to pay this fee, these will be treated as any other withdrawals, and the Step-Up Benefit will not be available.

      Death of Owner.

      Before Automatic Periodic Benefit Status. The MGWB rider terminates on the first owner's date of death (death of annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner's spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing Reset Option.

      During Automatic Periodic Benefit Status. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

      Purchase. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

For a discussion of the charges we deduct under the MGWB rider, see "Charges and Fees -- Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information.

Other Contracts

We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could affect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.


--------------------------------------------------------------------------------
WITHDRAWALS
--------------------------------------------------------------------------------

Except under certain qualified Contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount is the greater of (i) any earnings less previous withdrawals, and (ii) 10% of premium


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

payments paid within 4 years prior to the date of the withdrawal and not previously withdrawn, less any withdrawals taken in the same contract year.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro-rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Assets subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the optional benefit rider is in effect. See "Optional Riders."

We offer the following three withdrawal options:

Regular Withdrawals

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See Appendix C and the Fixed Account II prospectus for more information on the application of the Market Value Adjustment.

Systematic Withdrawals

You may choose to receive automatic systematic withdrawal payments (i) from the contract value in the subaccounts in which you are invested, or (ii) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested.

You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (i) a fixed dollar amount or (ii) an amount based on a percentage of the premiums not previously withdrawn from the


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

subaccounts in which you are invested. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:


                   -----------------------------------------------------
                                               Maximum Percentage
                                           of Premiums Not Previously
                    Frequency                      Withdrawn
                   -----------------------------------------------------
                    Monthly                          0.833%
                    Quarterly                        2.50%
                    Annually                        10.00%
                   -----------------------------------------------------


If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your premium payments not previously withdrawn on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

      Fixed Dollar Systematic Withdrawal Feature. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your premium payments not previously withdrawn as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will


Landmark - 133976                      31
assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable maximum percentage.

IRA Withdrawals

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. You may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the 28th day of each month.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

Consult your tax adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.


--------------------------------------------------------------------------------
TRANSFERS AMONG YOUR INVESTMENTS
--------------------------------------------------------------------------------

Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. We also reserve the right to


Landmark - 133976                      32
limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds and other investment portfolios may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds or Excluded Funds, may also affect your optional rider base. See "The Annuity Contract -- Optional Riders."

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at our Customer Service Center. If we receive your transfer request after 4 p.m. eastern time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.


Limits Imposed by Underlying Funds. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

Limits on Frequent or Disruptive Transfers. The Contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners. This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies and make frequent transfers should not purchase the Contract.

We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

     1.   exceeds our then-current monitoring standard for frequent trading;

     2. is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

     3. if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract owners,

we will take the following actions to deter such activity. Upon the first violation, we will send a one time warning letter. A second violation will result in the suspension of trading privileges via facsimile, telephone, email and internet, and limit trading privileges to submission by regular U.S. mail for a period of six months. At the end of that period, trading privileges will be reinstated. If there is another violation after such rights are reinstated, we will suspend such privileges permanently. We will notify you in writing if we take any of these actions.

With regard to transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners, we will also take the following actions, without prior notice:
(1) not accepting transfer instructions from an agent acting on behalf of more than one contract owner; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract owner at a time.

Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, movement between such funds and the Liquid Assets Portfolio, and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify such standard, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we will take the same actions as are described above to limit frequent transfers.

The Company does not allow waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

We currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios be received at our Customer Service Center no later than 3 p.m. eastern time.


Dollar Cost Averaging

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in (i) the Liquid Assets subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Liquid Assets subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by
6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount. We will transfer all your money allocated to that source account into the


Landmark - 133976                      34
subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Assets subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in "Appendix B -- The Investment Portfolios." Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

      o Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of contract value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s).

      o Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to the Restricted Funds.

      o Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

Automatic Rebalancing

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers.


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

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in Appendix B -- The Investment Portfolios. If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals made on a pro-rata basis will not cause the automatic rebalancing program to terminate.

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DEATH BENEFIT CHOICES
--------------------------------------------------------------------------------

Death Benefit During the Accumulation Phase

During the accumulation phase, a death benefit (and earnings multiplier benefit, if elected) is payable when either the contract owner, or the first of joint owners or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center ("claim date"). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above). A beneficiary's right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.

If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution.

Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. We will generally distribute death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death." Interest earned on this account may be less than interest paid on other settlement options.

Your death benefit and mortality and expense risk charge depend on the category of contract owners to which you belong and on the death benefit that you choose.

The following describes the death benefit options for contract owners in the Yr-2004 category. For a description of the death benefits applicable under your Contract if you are in a different category, please see the applicable appendix. Please retain this prospectus and the appendix that is applicable to you so you will have it for future reference. If you are unsure of which category applies to you, please call our Customer Service Center.


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

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the Quarterly Ratchet Enhanced Death Benefit or (iii) the Max 7 Enhanced Death Benefit. The Quarterly Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Enhanced Death Benefits are available only at the time you purchase your Contract. The Enhanced Death Benefits are not available where a Contract is owned by joint owners. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit.

Once you choose a death benefit, you cannot change it. We may stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The MGWB rider may also affect the death benefit.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

      1)    the contract value; or

      2)    the cash surrender value.

The Standard Death Benefit equals the greater of:

      1)    the Base Death Benefit; and

      2) the Standard Minimum Guaranteed Death Benefit ("Standard MGDB") for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds.

The Standard MGDB allocated to Covered Funds equals premiums allocated to Covered Funds less pro-rata adjustments for any withdrawals and transfers.

The Standard MGDB allocated to Excluded Funds equals premiums allocated to Excluded Funds less pro-rata adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB on a pro-rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

      o Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.

      o Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the decrease in the Standard MGDB in Excluded Funds.

Enhanced Death Benefit Options. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing Contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit.


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

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The Quarterly Ratchet Enhanced Death Benefit equals the greater of:

      1)    the Standard Death Benefit; and

      2) the Quarterly Ratchet Minimum Guaranteed Death Benefit ("Quarterly Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

No funds are currently designated as Excluded Funds for purposes of the Quarterly Ratchet MGDB.

The Quarterly Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each quarterly anniversary (three months from the contract date and each three month anniversary of that date) that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Covered Funds will be set to the greater of:

      1) the current contract value in Covered Funds (after deductions occurring as of that date); or

      2) the Quarterly Ratchet MGDB in Covered Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Covered Funds is equal to the Quarterly Ratchet MGDB in the Covered Funds from the last quarterly anniversary, adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

The Quarterly Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each quarterly anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Excluded Funds will be set to the greater of:

      1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

      2) the Quarterly Ratchet MGDB in the Excluded Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Excluded Funds is equal to the Quarterly Ratchet MGDB in the Excluded Funds from the last quarterly anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Quarterly Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Special or Excluded Funds will reduce the Quarterly Ratchet MGDB in Covered Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the Quarterly Ratchet MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Quarterly Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Quarterly Ratchet MGDB in Excluded Funds.

The Max 7 Enhanced Death Benefit equals the greater of the Quarterly Ratchet Enhanced Death Benefit and the 7% Solution Death Benefit Element. Each element of the Max 7 Enhanced Death Benefit is determined independently of the other at all times.


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

The 7% Solution Death Benefit Element is the greater of:

      1)    the Standard Death Benefit; and

      2)    the lesser of:

            a) 3 times all premium payments, adjusted for withdrawals (the "cap"); or

            b) the sum of the 7% Solution Minimum Guaranteed Death Benefit ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For purposes of calculating the 7% Solution Death Benefit Element, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the ING VP Intermediate Bond Portfolio, the ING PIMCO Core Bond Portfolio, the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account.

      For Contracts issued prior to May 1, 2003, the ING VP Intermediate Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.

      For Contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

Earnings Multiplier Benefit Rider. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issue ages 75 or under. You may add it at issue of the Contract or, if not yet available in your state, on the next contract anniversary following introduction of the rider in your state. The date on which the rider is added is referred to as the "rider effective date."

If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals ("Maximum Base"). Currently, if added at


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

issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) the Maximum Base; and ii) the contract value on the claim date minus premiums adjusted for withdrawals. If added after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and ii) the contract value on the claim date minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro-rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see "Charges and Fees -- Earnings Multiplier Benefit Charge" for a description of the charge.

The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in "Federal Tax
Considerations," "Individual Retirement Annuities," "Taxation of Qualified Contracts," and "Tax Consequences of Enhanced Death Benefit," in this prospectus.

Death Benefit During the Income Phase

If any contract owner or the annuitant dies after the annuity start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

Continuation After Death -- Spouse

If at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the Contract as his or her own, the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the Liquid Assets subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the Contract elects to continue the Contract as his or her own.

The death benefits under each of the available options will continue, based on the surviving spouse's age on the date that ownership changes.

At subsequent surrender, we will waive any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner. Any premiums paid later will be subject to any applicable surrender charge.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor.

The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: (i) based on the attained age of the spouse at the time of the ownership change using current values as of that date;
(ii) computed as if the rider were added to the Contract after issue and after the increase; and (iii) based on the Maximum Base and percentages in effect on the original rider date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.


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

Continuation After Death -- Not a Spouse

If the beneficiary or surviving joint owner is not the spouse of the owner, the Contract may continue in force subject to the required distribution rules of the Code. See next section, "Required Distributions Upon Contract Owner's Death."

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor.

The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

Required Distributions Upon Contract Owner's Death

We will not allow any payment of benefits provided under a non-qualified Contract which does not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified Contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (i) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (ii) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (iii) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is not a spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner's beneficiary who is not a spouse within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.


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

If a contract owner dies after the annuity start date, all of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If a Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

Effect of MGWB on Death Benefit

If you die before Automatic Periodic Benefit Status under the MGWB rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner's spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse's death. Please see "Minimum Guaranteed Withdrawal Benefit Rider-Death of Owner" for a description of the impact of the owner's death on the MGWB Rider.

If you die during Automatic Periodic Benefit Status, the death benefit payable is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments. Please see "Minimum Guaranteed Withdrawal Benefit Rider".


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THE ANNUITY OPTIONS
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Annuitization of Your Contract

If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law), the total contract value applied to periodic income payments, and the applicable payment rate.


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

Our approval is needed for any option where:

      1) The person named to receive payment is other than the contract owner or beneficiary;

      2)    The person named is not a natural person, such as a corporation; or

      3) Any income payment would be less than the minimum annuity income payment allowed.

Selecting the Annuity Start Date

You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

Frequency of Annuity Payments

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

Beneficiary Rights

A beneficiary's right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

The Annuity Options

We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

      Option 1. Income for a Fixed Period. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

      Option 2. Income for Life with a Period Certain. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.


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

      Option 3. Joint Life Income. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

      Option 4. Annuity Plan. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

Payment When Named Person Dies

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and ING USA. The amounts we will pay are determined as follows:

      1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.

      2) For Option 3, no amounts are payable after both named persons have died.

      3) For Option 4, the annuity option agreement will state the amount we will pay, if any.


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OTHER CONTRACT PROVISIONS
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Reports to Contract Owners

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report and in any confirmation notice. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (i) when the New York Stock Exchange is closed; (ii) when trading on the New York Stock Exchange is restricted; (iii) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (iv) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

In Case of Errors in Your Application

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.


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


Assigning the Contract as Collateral

You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

Contract Changes -- Applicable Tax Law

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. We will give you advance notice of such changes.

Free Look

You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value (which may be more or less than the premium payments you paid) or, if required by your state, the original amount of your premium payment. For purposes of the refund during the free look period,
(i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Assets subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

Special Arrangements

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract

Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. DSI, a New York corporation, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by ING USA for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products ("selling firms"). Selling firms are also registered with the SEC and are NASD member firms.

DSI pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by DSI to the selling firm in the form of commissions or other compensation, depending on the


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

agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 7.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.25% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm's practices. Commissions and annual compensation, when combined, could exceed 7.0% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, DSI may pay or allow other promotional incentives or payments in the form of cash or other compensation to selling firms.

DSI may also pay selling firms additional compensation or reimbursement for their efforts in selling Contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to us or our affiliates. This compensation or reimbursement is not reflected in the fees and expenses listed in the fee table section of this prospectus. In addition, DSI may enter into special compensation arrangements with certain selling firms based on those firms' aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

Affiliated selling firms may include Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Granite Investment Services, Inc., Guaranty Brokerage Services, Inc., ING America Equities, Inc., ING Barings Corp., ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Financial Advisers, LLC, ING Financial Partners, Inc., ING Funds Distributor, LLC, ING Furman Selz Financial Services LLC, ING TT&S (U.S.) Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc. and Systematized Benefits Administrators, Inc.

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values.

We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.


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OTHER INFORMATION
--------------------------------------------------------------------------------

Voting Rights

We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.


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

State Regulation

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

Legal Proceedings

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

Directed Services, Inc., the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

Industry Developments - Trading

As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

Experts

The audited consolidated financial statements and schedules of the Company as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, along with the statement of assets and liabilities of Separate Account B as of December 31, 2003 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing in the SAI and in the Registration Statement, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.


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FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

      o Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

      o Tax laws change. It is possible that a change in the future could affect contracts issued in the past;


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


      o This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

      o We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

Types of Contracts: Non-Qualified or Qualified

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan's terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

Taxation of Non-Qualified Contracts

      Taxation Prior to Distribution

We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

            Diversification. Internal Revenue Code Section 817(h) requires investments of a variable account be adequately diversified in order for a contract to be treated as annuity contract for federal income tax purposes. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable investment option must meet certain tests. Each sub-account's corresponding fund has represented that it will meet the diversification standards that apply to your policy. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

            Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that it will issue


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


guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

            Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

            Non-Natural Persons. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

            Delayed Annuity Starting Date. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

      Taxation of Distributions

            General. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the [living benefits provided under the Contract, i.e., the MGWB and MGIB, as well as the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the contract.

           10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

            o     made on or after the taxpayer reaches age 59 1/2;

            o     made on or after the death of a contract owner;

            o     attributable to the taxpayer's becoming disabled; or

            o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.


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

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

            Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the "investment in the contract" in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

      o First, from any remaining "investment in the contract" made prior to August 14, 1982 and exchanged into the Contract;

      o Next, from any "income on the contract" attributable to the investment made prior to August 14, 1982;

      o     Then, from any remaining "income on the contract"; and

      o     Lastly, from any remaining "investment in the contract".

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. The IRS has not provided any additional guidance on what it considers abusive. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

            Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, such as those associated with the MGIB benefit, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

            Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.


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

            Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

            Immediate Annuities. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.

            Multiple Contracts. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

            Withholding. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Taxation of Qualified Contracts

      General

     The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.


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

      Distributions - General

      For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charge and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.

      Direct Rollovers

      If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

     Corporate and Self-Employed Pension and Profit Sharing Plans

     Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.


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

      Individual Retirement Annuities - General

      Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

      Individual Retirement Annuities - Distributions

      All distributions from a traditional IRA are taxed as received unless either one of the following is true:

            o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

            o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate one or more of the following:

            o     Start date for distributions;

            o The time period in which all amounts in your account(s) must be distributed; or

            o     Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

            o Over your life or the joint lives of you and your designated beneficiary; or

            o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.


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

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2004, your entire balance must be distributed to the designated beneficiary by December 31, 2009. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

            o     Over the life of the designated beneficiary; or

            o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

            o December 31 of the calendar year following the calendar year of your death; or

            o December 31 of the calendar year in which you would have attained age 70 1/2.

      Roth IRAs - General

      Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

      Roth IRAs - Distributions

      A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

            o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

            o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

      Tax Sheltered Annuities - General

      Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary reduction contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.


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

      Tax Sheltered Annuities - Loans

      Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, the Code and other federal and state regulations. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

Any outstanding loan balance impacts the following:

            o Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

            o Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

            o     Riders:

                  - Minimum Guaranteed Income Benefit ("MGIB") Rider. If you exercise the MGIB rider, we reduce the MGIB Base by an amount equal to the ratio of the outstanding loan balance to the contract value multiplied by the MGIB Base.

                  - Minimum Guaranteed Withdrawal Benefit ("MGWB") Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the MGWB Withdrawal Account. We do not recommend the MGWB rider if loans are contemplated.

      Tax Sheltered Annuities - Distributions

      All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

            o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or

            o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.


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

Tax Consequences of Enhanced Death Benefit

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

Other Tax Consequences

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

Possible Changes in Taxation

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

Federal Income Tax Withholding

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

Assignments

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

Taxation of Company

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.


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

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.


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

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


      Table of Contents
      Item
      Introduction
      Description of ING USA Annuity and Life Insurance Company
      Safekeeping of Assets
      The Administrator
      Independent Auditors
      Distribution of Contracts
      Performance Information
      IRA Partial Withdrawal Option
      Other Information
      Financial Statements of ING USA Annuity and Life Insurance Company
        (formerly Golden American Life Insurance Company)
      Financial Statements of ING USA Annuity and Life Insurance Company
        Separate Account B (formerly Golden American Separate Account B)

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Please tear off, complete and return the form below to order a free Statement of Additional Information for the Contracts offered under the prospectus. Send the form to our Customer Service Center at the address shown on the prospectus cover.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:


                      --------------------------------------------------
                      Name


                      --------------------------------------------------
                      Social Security Number


                      --------------------------------------------------
                      Street Address


                      --------------------------------------------------
                      City, State, Zip



Landmark - 133976                                                       12/22/04



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--------------------------------------------------------------------------------
APPENDIX A
--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2003, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B (formerly Golden American Separate Account B) available under the Contract for the indicated periods.

                                                    2003        2002        2001         2000
                                                -------------------------------------------------

SEPARATE ACCOUNT ANNUAL CHARGES OF 1.65 %
     AIM VI DENT DEMOGRAPHIC TRENDS
          AUV at Beginning of Period                  $7.32      $10.99       $10.00 (5)
          AUV at End of Period                        $9.89       $7.32       $10.99
          Number of Accumulation Units
             Outstanding at End of Period           343,647      95,005        9,170

     COLONIAL SMALL CAP VALUE
          AUV at Beginning of Period                 $10.00 (15)
          AUV at End of Period                       $13.83
          Number of Accumulation Units
             Outstanding at End of Period           202,533

     FIDELITY(R) VIP EQUITY--INCOME
          AUV at Beginning of Period                  $7.80       $9.58       $10.00 (7)
          AUV at End of Period                        $9.98       $7.80        $9.58
          Number of Accumulation Units
             Outstanding at End of Period           947,458     177,883           --

     FIDELITY(R) VIP GROWTH
          AUV at Beginning of Period                  $6.35       $9.26       $10.00 (7)
          AUV at End of Period                        $8.28       $6.35        $9.26
          Number of Accumulation Units
             Outstanding at End of Period         1,641,662     202,569           --

     ING AIM MID CAP GROWTH
          AUV at Beginning of Period                  $9.71      $14.46       $18.65      $21.51 (1)
          AUV at End of Period                       $13.77       $9.71       $14.46      $18.65
          Number of Accumulation Units
             Outstanding at End of Period           477,375     335,993      414,298     185,121

     ING ALLIANCE MID CAP GROWTH
          AUV at Beginning of Period                  $9.92      $14.42       $17.00      $19.97 (1)
          AUV at End of Period                       $16.31       $9.92       $14.42      $17.00
          Number of Accumulation Units
             Outstanding at End of Period           845,094     481,010      388,823     181,294

     ING AMERICAN FUNDS GROWTH
          AUV at Beginning of Period                 $10.00 (13)
          AUV at End of Period                       $10.76
          Number of Accumulation Units
             Outstanding at End of Period         1,003,541

     ING AMERICAN FUNDS GROWTH-INCOME
          AUV at Beginning of Period                 $10.00 (13)
          AUV at End of Period                       $10.98
          Number of Accumulation Units
             Outstanding at End of Period           536,261


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                                       A1

                                                    2003        2002        2001         2000
                                                -------------------------------------------------

     ING AMERICAN FUNDS INTERNATIONAL
          AUV at Beginning of Period                 $10.00 (13)
          AUV at End of Period                       $11.61
          Number of Accumulation Units
             Outstanding at End of Period           241,840

     ING CAPITAL GUARDIAN LARGE CAP VALUE
          AUV at Beginning of Period                  $7.47       $9.97       $10.52      $10.00 (1)
          AUV at End of Period                       $10.05       $7.47        $9.97      $10.52
          Number of Accumulation Units
             Outstanding at End of Period         3,956,879   2,660,135    1,400,044     181,541

     ING CAPITAL GUARDIAN MANAGED GLOBAL
          AUV at Beginning of Period                 $13.43      $17.11       $19.75      $21.96 (1)
          AUV at End of Period                       $18.01      $13.43       $17.11      $19.75
          Number of Accumulation Units
             Outstanding at End of Period         1,411,896   1,121,603      791,259     406,790

     ING CAPITAL GUARDIAN SMALL CAP
          AUV at Beginning of Period                 $12.91      $17.60       $18.17      $23.49 (1)
          AUV at End of Period                       $17.82      $12.91       $17.60      $18.17
          Number of Accumulation Units
             Outstanding at End of Period         1,326,176     874,016      534,470     184,093

     ING DEVELOPING WORLD
          AUV at Beginning of Period                  $6.16       $7.01        $7.52      $11.62 (1)
          AUV at End of Period                        $8.88       $6.16        $7.01       $7.52
          Number of Accumulation Units
             Outstanding at End of Period           472,273     249,736      203,417      52,533

     ING EAGLE ASSET VALUE EQUITY
          AUV at Beginning of Period                 $14.68      $17.99       $19.14      $17.30 (1)
          AUV at End of Period                       $18.08      $14.68       $17.99      $19.14
          Number of Accumulation Units
             Outstanding at End of Period           364,191     318,880      183,496      41,973

     ING FMRSM DIVERSIFIED MID--CAP
          AUV at Beginning of Period                  $7.19       $9.06        $9.87      $10.00 (3)
          AUV at End of Period                        $9.44       $7.19        $9.06       $9.87
          Number of Accumulation Units
             Outstanding at End of Period         1,236,349     877,092      390,858       9,164

     ING GET FUND -- SERIES T
          AUV at Beginning of Period                 $10.07      $10.00 (8)
          AUV at End of Period                       $10.43      $10.07
          Number of Accumulation Units
             Outstanding at End of Period            19,502      19,504

     ING GET FUND -- SERIES U
          AUV at Beginning of Period                 $10.00      $10.00 (9)
          AUV at End of Period                       $10.52
          Number of Accumulation Units
             Outstanding at End of Period             6,370          --

     ING GET FUND -- SERIES V
          AUV at Beginning of Period                 $10.00 (11)
          AUV at End of Period                        $9.71
          Number of Accumulation Units
             Outstanding at End of Period            57,052

     ING GET U.S. CORE PORTFOLIO - SERIES 1
          AUV at Beginning of Period                 $10.00 (11)
          AUV at End of Period                       $10.24
          Number of Accumulation Units
             Outstanding at End of Period            56,854

     ING GET U.S. CORE PORTFOLIO - SERIES 2
          AUV at Beginning of Period                 $10.00 (16)
          AUV at End of Period                       $10.03
          Number of Accumulation Units
             Outstanding at End of Period            25,109


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

                                                    2003        2002        2001         2000
                                                -------------------------------------------------

     ING GOLDMAN SACHS INTERNET TOLLKEEPER
          AUV at Beginning of Period                  $4.63       $7.60       $10.00 (4)
          AUV at End of Period                        $6.42       $4.63        $7.60
          Number of Accumulation Units
             Outstanding at End of Period           555,046     240,376       35,022

     ING HARD ASSETS
          AUV at Beginning of Period                 $13.55      $13.67       $15.81      $15.76 (1)
          AUV at End of Period                       $20.28      $13.55       $13.67      $15.81
          Number of Accumulation Units
             Outstanding at End of Period           349,772     108,460       18,910       5,200

     ING INTERNATIONAL EQUITY
          AUV at Beginning of Period                  $7.09       $8.60       $11.32      $14.90 (6)
          AUV at End of Period                        $9.01       $7.09        $8.60      $11.32
          Number of Accumulation Units
             Outstanding at End of Period           460,646     244,423       66,133

     ING JANUS GROWTH AND INCOME
          AUV at Beginning of Period                  $7.01       $8.84        $9.94      $10.00 (3)
          AUV at End of Period                        $8.45       $7.01        $8.84       $9.94
          Number of Accumulation Units
             Outstanding at End of Period         2,048,406   1,160,152      480,294      19,469

     ING JANUS SPECIAL EQUITY
          AUV at Beginning of Period                  $6.04       $8.30        $8.88      $10.00 (3)
          AUV at End of Period                        $8.94       $6.04        $8.30       $8.88
          Number of Accumulation Units
             Outstanding at End of Period           344,837     246,924      151,551       9,174

     ING JENNISON EQUITY OPPORTUNITIES
          AUV at Beginning of Period                 $14.64      $21.05       $24.59      $28.98 (1)
          AUV at End of Period                       $18.88      $14.64       $21.05      $24.59
          Number of Accumulation Units
             Outstanding at End of Period           463,551     479,670      337,955     124,676

     ING JP MORGAN FLEMING INTERNATIONAL
          AUV at Beginning of Period                 $10.00 (13)
          AUV at End of Period                       $11.86
          Number of Accumulation Units
             Outstanding at End of Period            56,919

     ING JP MORGAN FLEMING SMALLCAP
          AUV at Beginning of Period                  $7.83      $10.00 (7)
          AUV at End of Period                       $10.34       $7.83
          Number of Accumulation Units
             Outstanding at End of Period           506,711     114,380

     ING JULIUS BAER FOREIGN PORTFOLIO
          AUV at Beginning of Period                  $8.21      $10.00 (7)
          AUV at End of Period                       $10.59       $8.21
          Number of Accumulation Units
             Outstanding at End of Period           296,301      81,977

     ING LIMITED MATURITY BOND
          AUV at Beginning of Period                 $19.40      $18.39       $17.18      $16.19 (1)
          AUV at End of Period                       $19.62      $19.40       $18.39      $17.18
          Number of Accumulation Units
             Outstanding at End of Period         1,154,037     917,937      389,087      49,754

     ING LIQUID ASSETS
          AUV at Beginning of Period                 $15.23      $15.26       $14.94      $14.37 (1)
          AUV at End of Period                       $15.09      $15.23       $15.26      $14.94
          Number of Accumulation Units
             Outstanding at End of Period         1,848,567   1,599,933      953,602     302,892

     ING MARSICO GROWTH
          AUV at Beginning of Period                 $10.34      $14.92       $21.75      $28.89 (1)
          AUV at End of Period                       $13.49      $10.34       $14.92      $21.75
          Number of Accumulation Units
             Outstanding at End of Period         1,979,404   1,434,608    1,236,743     693,052


Landmark -133976                      A3

                                                    2003        2002        2001         2000
                                                -------------------------------------------------

     ING MERCURY FOCUS VALUE
          AUV at Beginning of Period                  $8.36      $10.00 (7)
          AUV at End of Period                       $10.79       $8.36
          Number of Accumulation Units
             Outstanding at End of Period           128,265      36,244

     ING MERCURY FUNDAMENTAL GROWTH
          AUV at Beginning of Period                  $7.96      $10.00 (7)
          AUV at End of Period                        $9.94       $7.96
          Number of Accumulation Units
             Outstanding at End of Period           161,256      60,487

     ING MFS MID CAP GROWTH
          AUV at Beginning of Period                 $15.74      $31.27       $41.63      $38.15 (1)
          AUV at End of Period                       $21.54      $15.74       $31.27      $41.63
          Number of Accumulation Units
             Outstanding at End of Period         1,153,663     844,740      569,707     186,073

     ING MFS RESEARCH
          AUV at Beginning of Period                 $14.82      $20.06       $25.97      $26.65 (1)
          AUV at End of Period                       $18.16      $14.82       $20.06      $25.97
          Number of Accumulation Units
             Outstanding at End of Period           933,001     921,349      792,240     378,215

     ING MFS TOTAL RETURN
          AUV at Beginning of Period                 $18.83      $20.18       $20.42      $17.27 (1)
          AUV at End of Period                       $21.62      $18.83       $20.18      $20.42
          Number of Accumulation Units
             Outstanding at End of Period         2,396,435   1,672,477      915,770     205,502

     ING PIMCO CORE BOND
          AUV at Beginning of Period                 $12.44      $11.64       $11.55      $11.32 (1)
          AUV at End of Period                       $12.82      $12.44       $11.64      $11.55
          Number of Accumulation Units
             Outstanding at End of Period         2,698,621   1,936,106      244,538      14,652

     ING SALOMON BROTHERS AGGRESSIVE GROWTH
          AUV at Beginning of Period                 $10.00 (13)
          AUV at End of Period                       $10.81
          Number of Accumulation Units
             Outstanding at End of Period            94,036

     ING SALOMON BROTHERS ALL CAP
          AUV at Beginning of Period                  $8.49      $11.59       $11.57      $10.00 (1)
          AUV at End of Period                       $11.59       $8.49       $11.59      $11.57
          Number of Accumulation Units
             Outstanding at End of Period         2,190,115   1,505,988      807,563      70,600

     ING SALOMON BROTHERS INVESTORS
          AUV at Beginning of Period                  $8.01      $10.58       $11.24      $10.00 (1)
          AUV at End of Period                       $10.34       $8.01       $10.58      $11.24
          Number of Accumulation Units
             Outstanding at End of Period         1,081,824   1,030,211      401,684      21,065

     ING T. ROWE PRICE CAPITAL APPRECIATION
          AUV at Beginning of Period                 $26.95      $27.27       $25.23      $20.42 (1)
          AUV at End of Period                       $33.19      $26.95       $27.27      $25.23
          Number of Accumulation Units
             Outstanding at End of Period         1,938,760   1,232,631      477,872      61,545

     ING T. ROWE PRICE EQUITY INCOME
          AUV at Beginning of Period                 $19.72      $23.10       $23.17      $19.74 (1)
          AUV at End of Period                       $24.27      $19.72       $23.10      $23.17
          Number of Accumulation Units
             Outstanding at End of Period         1,543,749     814,592      410,546      79,161


Landmark -133976                      A4

                                                    2003        2002        2001         2000
                                                -------------------------------------------------

     ING VAN KAMPEN EQUITY GROWTH
          AUV at Beginning of Period                  $7.81      $10.00 (7)
          AUV at End of Period                        $9.50       $7.81
          Number of Accumulation Units
             Outstanding at End of Period           186,268      28,455

     ING VAN KAMPEN GLOBAL FRANCHISE
          AUV at Beginning of Period                  $8.83      $10.00 (7)
          AUV at End of Period                       $10.97       $8.83
          Number of Accumulation Units
             Outstanding at End of Period           441,247     136,897

     ING VAN KAMPEN GROWTH & INCOME
          AUV at Beginning of Period                 $17.75      $21.17       $24.45      $25.20 (1)
          AUV at End of Period                       $22.32      $17.75       $21.17      $24.45
          Number of Accumulation Units
             Outstanding at End of Period         1,070,653     835,107      752,796     428,500

     ING VAN KAMPEN REAL ESTATE
          AUV at Beginning of Period                 $27.05      $27.45       $25.81      $20.18 (1)
          AUV at End of Period                       $36.64      $27.05       $27.45      $25.81
          Number of Accumulation Units
             Outstanding at End of Period           395,687     242,782       77,777      12,612

     ING VP BOND PORTFOLIO
          AUV at Beginning of Period                 $10.63      $10.00 (7)
          AUV at End of Period                       $11.08      $10.63
          Number of Accumulation Units
             Outstanding at End of Period           337,031      88,275

     ING VP GROWTH OPPORTUNITIES
          AUV at Beginning of Period                  $5.24       $7.78       $10.00 (4)
          AUV at End of Period                        $6.82       $5.24        $7.78
          Number of Accumulation Units
             Outstanding at End of Period           240,862     157,970       50,783

     ING VP INDEX PLUS LARGE CAP
          AUV at Beginning of Period                 $10.00 (12)
          AUV at End of Period                        $8.92
          Number of Accumulation Units
             Outstanding at End of Period           392,888

     ING VP MAGNACAP
          AUV at Beginning of Period                  $7.07       $9.34       $10.00 (4)
          AUV at End of Period                        $9.09       $7.07        $9.34
          Number of Accumulation Units
             Outstanding at End of Period           219,722     153,013       28,170

     ING VP SMALLCAP OPPORTUNITIES
          AUV at Beginning of Period                  $4.60       $8.32       $10.00 (4)
          AUV at End of Period                        $6.26       $4.60        $8.32
          Number of Accumulation Units
             Outstanding at End of Period           951,109     563,709      111,946

     ING VP WORLDWIDE GROWTH
          AUV at Beginning of Period                  $5.17       $6.99        $8.74      $10.00 (2)
          AUV at End of Period                        $6.57       $5.17        $6.99       $8.74
          Number of Accumulation Units
             Outstanding at End of Period           424,273     322,466      158,546      39,547

     INVESCO VIF HEALTH SCIENCES
          AUV at Beginning of Period                  $7.62      $10.26       $10.00 (5)
          AUV at End of Period                        $9.58       $7.62       $10.26
          Number of Accumulation Units
             Outstanding at End of Period           507,003     183,978        7,400

     INVESCO VIF LEISURE FUND
          AUV at Beginning of Period                  $8.43      $10.00 (7)
          AUV at End of Period                       $10.66       $8.43
          Number of Accumulation Units
             Outstanding at End of Period           224,254      65,382


Landmark -133976                      A5

                                                    2003        2002        2001         2000
                                                -------------------------------------------------

     INVESCO VIF FINANCIAL SERVICES
          AUV at Beginning of Period                  $7.83       $9.35       $10.00 (5)
          AUV at End of Period                        $9.98       $7.83        $9.35
          Number of Accumulation Units
             Outstanding at End of Period           368,146     200,146        5,433

     INVESCO VIF UTILITIES
          AUV at Beginning of Period                  $6.35       $8.10       $10.00 (5)
          AUV at End of Period                        $7.33       $6.35        $8.10
          Number of Accumulation Units
             Outstanding at End of Period           212,386      51,660        1,002

     JENNISON PORTFOLIO
          AUV at Beginning of Period                  $4.24       $6.27        $7.83      $10.00 (2)
          AUV at End of Period                        $5.41       $4.24        $6.27       $7.83
          Number of Accumulation Units
             Outstanding at End of Period           650,697     522,740      201,082      15,840

     PIMCO HIGH YIELD PORTFOLIO
          AUV at Beginning of Period                  $9.73      $10.01        $9.94      $10.12 (1)
          AUV at End of Period                       $11.75       $9.73       $10.01       $9.94
          Number of Accumulation Units
             Outstanding at End of Period         3,143,112   1,388,956      581,041     111,021

     PIMCO STOCKSPLUS GROWTH & INCOME
          AUV at Beginning of Period                  $7.95      $10.14       $11.64      $12.48 (1)
          AUV at End of Period                       $10.20       $7.95       $10.14      $11.64
          Number of Accumulation Units
             Outstanding at End of Period           676,563     745,490      468,628     187,618

     PIONEER FUND VCT
          AUV at Beginning of Period                  $7.44       $9.37       $10.00 (5)
          AUV at End of Period                        $9.04       $7.44        $9.37
          Number of Accumulation Units
             Outstanding at End of Period           600,838     184,119        9,738

     PIONEER MID CAP VALUE
          AUV at Beginning of Period                  $9.34      $10.71       $10.00 (5)
          AUV at End of Period                       $12.59       $9.34       $10.71
          Number of Accumulation Units
             Outstanding at End of Period         1,315,892     338,219        6,577

     PROFUND VP BULL
          AUV at Beginning of Period                  $6.64       $8.88       $10.00 (4)
          AUV at End of Period                        $8.20       $6.64        $8.88
          Number of Accumulation Units
             Outstanding at End of Period           212,538     127,499       92,175

     PROFUND VP EUROPE 30
          AUV at Beginning of Period                  $6.03       $8.25       $10.00 (4)
          AUV at End of Period                        $8.22       $6.03        $8.25
          Number of Accumulation Units
             Outstanding at End of Period           118,462      64,317       14,668

     PROFUND VP RISING RATES OPPORTUNITY
          AUV at Beginning of Period                 $10.00 (14)
          AUV at End of Period                        $9.36
          Number of Accumulation Units
             Outstanding at End of Period            29,131

     PROFUND VP SMALL CAP
          AUV at Beginning of Period                  $7.18       $9.41       $10.00 (4)
          AUV at End of Period                       $10.08       $7.18        $9.41
          Number of Accumulation Units
             Outstanding at End of Period           550,359     236,885       18,943

     SP JENNISON INTERNATIONAL GROWTH
          AUV at Beginning of Period                  $4.09       $5.39        $8.56      $10.00 (3)
          AUV at End of Period                        $5.60       $4.09        $5.39       $8.56
          Number of Accumulation Units
             Outstanding at End of Period           940,235     243,444      109,344       3,557


Landmark -133976                      A6

     FOOTNOTES
     (1)  Fund First Available during February 2000         (10)   Fund First Available during April 2003
     (2)  Fund First Available during May 2000              (11)   Fund First Available during June 2003
     (3)  Fund First Available during October 2000          (12)   Fund First Available during August 2003
     (4)  Fund First Available during May 2001              (13)   Fund First Available during September 2003
     (5)  Fund First Available during November 2001         (14)   Fund First Available during October 2003
     (6)  Fund First Available during December 2001         (15)   Fund First Available during November 2003
     (7)  Fund First Available during May 2002              (16)   Fund First Available during December 2003
     (8)  Fund First Available during September 2002
     (9)  Fund First Available during December 2002

                                                    2003        2002        2001         2000
                                                -------------------------------------------------

SEPARATE ACCOUNT ANNUAL CHARGES OF 1.80 %

     AIM VI DENT DEMOGRAPHIC TRENDS
          AUV at Beginning of Period                  $7.31      $10.98       $10.00 (5)
          AUV at End of Period                        $9.85       $7.31       $10.98
          Number of Accumulation Units
             Outstanding at End of Period           574,799     144,579        7,111

     COLONIAL SMALL CAP VALUE
          AUV at Beginning of Period                 $10.00 (15)
          AUV at End of Period                       $13.81
          Number of Accumulation Units
             Outstanding at End of Period           243,070

     FIDELITY(R) VIP EQUITY--INCOME
          AUV at Beginning of Period                  $7.79       $9.57       $10.00 (7)
          AUV at End of Period                        $9.94       $7.79        $9.57
          Number of Accumulation Units
             Outstanding at End of Period         1,180,858     178,752           --

     FIDELITY(R) VIP GROWTH
          AUV at Beginning of Period                  $6.33       $9.25       $10.00 (7)
          AUV at End of Period                        $8.25       $6.33        $9.25
          Number of Accumulation Units
             Outstanding at End of Period         2,329,442     244,586          652

     ING AIM MID CAP GROWTH
          AUV at Beginning of Period                  $9.61      $14.32       $18.50      $21.37 (1)
          AUV at End of Period                       $13.60       $9.61       $14.32      $18.50
          Number of Accumulation Units
             Outstanding at End of Period         1,533,657   1,196,567    1,447,650   1,203,898

     ING ALLIANCE MID CAP GROWTH
          AUV at Beginning of Period                  $9.82      $14.30       $16.88      $19.86 (1)
          AUV at End of Period                       $16.11       $9.82       $14.30      $16.88
          Number of Accumulation Units
             Outstanding at End of Period         2,304,112   1,761,535    1,586,391   1,171,869

     ING AMERICAN FUNDS GROWTH
          AUV at Beginning of Period                 $10.00 (13)
          AUV at End of Period                       $10.76
          Number of Accumulation Units
             Outstanding at End of Period           913,862

     ING AMERICAN FUNDS GROWTH-INCOME
          AUV at Beginning of Period                 $10.00 (13)
          AUV at End of Period                       $10.98
          Number of Accumulation Units
             Outstanding at End of Period           724,335

     ING AMERICAN FUNDS INTERNATIONAL
          AUV at Beginning of Period                 $10.00 (13)
          AUV at End of Period                       $11.60
          Number of Accumulation Units
             Outstanding at End of Period           261,151


Landmark -133976                       A7

                                                    2003        2002        2001         2000
                                                -------------------------------------------------

     ING CAPITAL GUARDIAN LARGE CAP VALUE
          AUV at Beginning of Period                  $7.44       $9.94       $10.51      $10.00 (1)
          AUV at End of Period                        $9.99       $7.44        $9.94      $10.51
          Number of Accumulation Units
             Outstanding at End of Period         6,791,260   5,103,821    3,603,942   1,403,629

     ING CAPITAL GUARDIAN MANAGED GLOBAL
          AUV at Beginning of Period                 $13.23      $16.87       $19.51      $21.72 (1)
          AUV at End of Period                       $17.70      $13.23       $16.87      $19.51
          Number of Accumulation Units
             Outstanding at End of Period         1,938,963   1,564,388    1,137,846     621,115

     ING CAPITAL GUARDIAN SMALL CAP
          AUV at Beginning of Period                 $12.77      $17.44       $18.03      $23.35 (1)
          AUV at End of Period                       $17.61      $12.77       $17.44      $18.03
          Number of Accumulation Units
             Outstanding at End of Period         2,774,027   2,319,410    1,876,959   1,163,996

     ING DEVELOPING WORLD
          AUV at Beginning of Period                  $6.11       $6.97        $7.49      $11.58 (1)
          AUV at End of Period                        $8.80       $6.11        $6.97       $7.49
          Number of Accumulation Units
             Outstanding at End of Period           847,929     690,414      640,405     549,427

     ING EAGLE ASSET VALUE EQUITY
          AUV at Beginning of Period                 $14.50      $17.80       $18.97      $17.17 (1)
          AUV at End of Period                       $17.84      $14.50       $17.80      $18.97
          Number of Accumulation Units
             Outstanding at End of Period           983,871     923,702      706,803     298,983

     ING FMRSM DIVERSIFIED MID--CAP
          AUV at Beginning of Period                  $7.17       $9.05        $9.87      $10.00 (3)
          AUV at End of Period                        $9.39       $7.17        $9.05       $9.87
          Number of Accumulation Units
             Outstanding at End of Period         2,031,360   1,611,467      815,848      55,360

     ING GET FUND -- SERIES T
          AUV at Beginning of Period                 $10.06      $10.00 (8)
          AUV at End of Period                       $10.41      $10.06
          Number of Accumulation Units
             Outstanding at End of Period           416,352     508,431

     ING GET FUND -- SERIES U
          AUV at Beginning of Period                 $10.00      $10.00 (9)
          AUV at End of Period                       $10.50      $10.00
          Number of Accumulation Units
             Outstanding at End of Period           434,915       1,187

     ING GET FUND - SERIES V
          AUV at Beginning of Period                 $10.00 (11)
          AUV at End of Period                        $9.70
          Number of Accumulation Units
             Outstanding at End of Period           653,999

     ING GET U.S. CORE PORTFOLIO - SERIES 1
          AUV at Beginning of Period                 $10.00 (11)
          AUV at End of Period                       $10.23
          Number of Accumulation Units
             Outstanding at End of Period           588,194

     ING GET U.S. CORE PORTFOLIO - SERIES 2
          AUV at Beginning of Period                 $10.00 (14)
          AUV at End of Period                       $10.02
          Number of Accumulation Units
             Outstanding at End of Period           495,513


Landmark -133976                     A8

                                                    2003        2002        2001         2000
                                                -------------------------------------------------

     ING GET U.S. CORE PORTFOLIO - SERIES 3
          AUV at Beginning of Period                 $10.00 (16)
          AUV at End of Period                       $10.00
          Number of Accumulation Units
             Outstanding at End of Period            35,584

     ING GOLDMAN SACHS INTERNET TOLLKEEPER
          AUV at Beginning of Period                  $4.62       $7.60       $10.00 (4)
          AUV at End of Period                        $6.39       $4.62        $7.60
          Number of Accumulation Units
             Outstanding at End of Period           932,881     220,935       46,906

     ING HARD ASSETS
          AUV at Beginning of Period                 $13.26      $13.40       $15.53      $15.50 (1)
          AUV at End of Period                       $19.83      $13.26       $13.40      $15.53
          Number of Accumulation Units
             Outstanding at End of Period           496,935     302,602       94,214      42,632

     ING INTERNATIONAL EQUITY
          AUV at Beginning of Period                  $7.02       $8.52       $11.23      $14.81 (6)
          AUV at End of Period                        $8.90       $7.02        $8.52      $11.23
          Number of Accumulation Units
             Outstanding at End of Period         1,458,594   1,565,175    1,182,590   1,033,869

     ING JANUS GROWTH AND INCOME
          AUV at Beginning of Period                  $6.99       $8.83        $9.93      $10.00 (3)
          AUV at End of Period                        $8.41       $6.99        $8.83       $9.93
          Number of Accumulation Units
             Outstanding at End of Period         3,698,410   2,513,592    1,282,147     148,807

     ING JANUS SPECIAL EQUITY
          AUV at Beginning of Period                  $6.02       $8.28        $8.88      $10.00 (3)
          AUV at End of Period                        $8.89       $6.02        $8.28       $8.88
          Number of Accumulation Units
             Outstanding at End of Period           629,201     401,444      319,420      62,575

     ING JENNISON EQUITY OPPORTUNITIES
          AUV at Beginning of Period                 $14.41      $20.74       $24.27      $28.64 (1)
          AUV at End of Period                       $18.55      $14.41       $20.74      $24.27
          Number of Accumulation Units
             Outstanding at End of Period         1,511,002   1,643,362    1,587,677     981,676

     ING JP MORGAN FLEMING INTERNATIONAL
          AUV at Beginning of Period                 $10.00 (13)
          AUV at End of Period                       $11.86
          Number of Accumulation Units
             Outstanding at End of Period            80,497

     ING JP MORGAN FLEMING SMALLCAP
          AUV at Beginning of Period                  $7.82      $10.00 (7)
          AUV at End of Period                       $10.31       $7.82
          Number of Accumulation Units
             Outstanding at End of Period           681,441      95,249

     ING JULIUS BAER FOREIGN
          AUV at Beginning of Period                  $8.20      $10.00 (7)
          AUV at End of Period                       $10.57       $8.20
          Number of Accumulation Units
             Outstanding at End of Period           268,993      51,442

     ING LIMITED MATURITY BOND
          AUV at Beginning of Period                 $18.99      $18.03       $16.87      $15.92 (1)
          AUV at End of Period                       $19.18      $18.99       $18.03      $16.87
          Number of Accumulation Units
             Outstanding at End of Period         2,934,073   2,793,640    1,730,153     507,893

     ING LIQUID ASSETS
          AUV at Beginning of Period                 $14.91      $14.96       $14.67      $14.13 (1)
          AUV at End of Period                       $14.75      $14.91       $14.96      $14.67
          Number of Accumulation Units
             Outstanding at End of Period         5,614,607  10,613,768    9,752,616   2,657,053


Landmark -133976                     A9

                                                    2003        2002        2001         2000
                                                -------------------------------------------------

     ING MARSICO GROWTH
          AUV at Beginning of Period                 $10.23      $14.79       $21.59      $28.72 (1)
          AUV at End of Period                       $13.34      $10.23       $14.79      $21.59
          Number of Accumulation Units
             Outstanding at End of Period         5,319,925   4,731,610    5,132,970   3,791,737

     ING MERCURY FOCUS VALUE
          AUV at Beginning of Period                  $8.35      $10.00 (7)
          AUV at End of Period                       $10.76       $8.35
          Number of Accumulation Units
             Outstanding at End of Period           206,043      53,879

     ING MERCURY FUNDAMENTAL GROWTH
          AUV at Beginning of Period                  $7.95      $10.00 (7)
          AUV at End of Period                        $9.92       $7.95
          Number of Accumulation Units
             Outstanding at End of Period           111,582      27,465

     ING MFS MID CAP GROWTH
          AUV at Beginning of Period                 $15.55      $30.92       $41.24      $37.84 (1)
          AUV at End of Period                       $21.24      $15.55       $30.92      $41.24
          Number of Accumulation Units
             Outstanding at End of Period         2,586,393   2,356,960    2,066,676   1,240,675

     ING MFS RESEARCH
          AUV at Beginning of Period                 $14.64      $19.84       $25.72      $26.43 (1)
          AUV at End of Period                       $17.91      $14.64       $19.84      $25.72
          Number of Accumulation Units
             Outstanding at End of Period         2,135,321   2,132,959    1,666,295   1,007,294

     ING MFS TOTAL RETURN
          AUV at Beginning of Period                 $18.60      $19.96       $20.22      $17.13 (1)
          AUV at End of Period                       $21.32      $18.60       $19.96      $20.22
          Number of Accumulation Units
             Outstanding at End of Period         4,841,190   3,921,173    2,673,135     836,664

     ING PIMCO CORE BOND
          AUV at Beginning of Period                 $12.29      $11.51       $11.44      $11.23 (1)
          AUV at End of Period                       $12.64      $12.29       $11.51      $11.44
          Number of Accumulation Units
             Outstanding at End of Period         4,187,288   3,457,462      958,057     183,531

     ING SALOMON BROTHERS AGGRESSIVE GROWTH
          AUV at Beginning of Period                 $10.00 (13)
          AUV at End of Period                       $10.80
          Number of Accumulation Units
             Outstanding at End of Period           147,757

     ING SALOMON BROTHERS ALL CAP
          AUV at Beginning of Period                  $8.45      $11.56       $11.55      $10.00 (1)
          AUV at End of Period                       $11.52       $8.45       $11.56      $11.55
          Number of Accumulation Units
             Outstanding at End of Period         4,017,738   3,308,447    2,722,089     780,053

     ING SALOMON BROTHERS INVESTORS
          AUV at Beginning of Period                  $7.98      $10.55       $11.22      $10.00 (1)
          AUV at End of Period                       $10.28       $7.98       $10.55      $11.22
          Number of Accumulation Units
             Outstanding at End of Period         1,251,944   1,333,387      820,331     145,735

     ING T. ROWE PRICE CAPITAL APPRECIATION
          AUV at Beginning of Period                 $26.38      $26.74       $24.77      $20.08 (1)
          AUV at End of Period                       $32.45      $26.38       $26.74      $24.77
          Number of Accumulation Units
             Outstanding at End of Period         4,498,234   3,716,910    1,927,531     400,243


Landmark -133976                    A10

                                                    2003        2002        2001         2000
                                                -------------------------------------------------

     ING T. ROWE PRICE EQUITY INCOME
          AUV at Beginning of Period                 $19.30      $22.64       $22.75      $19.41 (1)
          AUV at End of Period                       $23.73      $19.30       $22.64      $22.75
          Number of Accumulation Units
             Outstanding at End of Period         2,387,635   1,769,554    1,103,377     311,484

     ING VAN KAMPEN EQUITY GROWTH
          AUV at Beginning of Period                  $7.80      $10.00 (7)
          AUV at End of Period                        $9.47       $7.80
          Number of Accumulation Units
             Outstanding at End of Period           423,091      37,952

     ING VAN KAMPEN GLOBAL FRANCHISE
          AUV at Beginning of Period                  $8.82      $10.00 (7)
          AUV at End of Period                       $10.94       $8.82
          Number of Accumulation Units
             Outstanding at End of Period           565,302     133,794

     ING VAN KAMPEN GROWTH & INCOME
          AUV at Beginning of Period                 $17.50      $20.91       $24.18      $24.96 (1)
          AUV at End of Period                       $21.98      $17.50       $20.91      $24.18
          Number of Accumulation Units
             Outstanding at End of Period         2,020,012   1,678,851    1,489,476     803,307

     ING VAN KAMPEN REAL ESTATE
          AUV at Beginning of Period                 $26.48      $26.91       $25.34      $19.85 (1)
          AUV at End of Period                       $35.82      $26.48       $26.91      $25.34
          Number of Accumulation Units
             Outstanding at End of Period           933,790     639,504      310,014      77,442

     ING VP BOND PORTFOLIO
          AUV at Beginning of Period                 $10.62      $10.00 (7)
          AUV at End of Period                       $11.05      $10.62
          Number of Accumulation Units
             Outstanding at End of Period           785,879     616,917

     ING VP GROWTH OPPORTUNITIES
          AUV at Beginning of Period                  $5.23       $7.77       $10.00 (4)
          AUV at End of Period                        $6.80       $5.23        $7.77
          Number of Accumulation Units
             Outstanding at End of Period           400,548     178,992       74,652

     ING VP INDEX PLUS LARGE CAP
          AUV at Beginning of Period                  $7.19 (12)
          AUV at End of Period                        $8.89
          Number of Accumulation Units
             Outstanding at End of Period           335,685

     ING VP MAGNACAP
          AUV at Beginning of Period                  $7.05       $9.33       $10.00 (4)
          AUV at End of Period                        $9.05       $7.05        $9.33
          Number of Accumulation Units
             Outstanding at End of Period           304,573     190,988      102,246

     ING VP SMALLCAP OPPORTUNITIES
          AUV at Beginning of Period                  $4.59       $8.31       $10.00 (4)
          AUV at End of Period                        $6.24       $4.59        $8.31
          Number of Accumulation Units
             Outstanding at End of Period         1,478,756     696,664      222,328

     ING VP WORLDWIDE GROWTH
          AUV at Beginning of Period                  $5.15       $6.98        $8.73      $10.00 (2)
          AUV at End of Period                        $6.53       $5.15        $6.98       $8.73
          Number of Accumulation Units
             Outstanding at End of Period           910,436     598,428      468,772      84,578

     INVESCO VIF HEALTH SCIENCES
          AUV at Beginning of Period                  $7.61      $10.25       $10.00 (5)
          AUV at End of Period                        $9.54       $7.61       $10.25
          Number of Accumulation Units
             Outstanding at End of Period           833,580     375,102       25,836


Landmark -133976                    A11

                                                    2003        2002        2001         2000
                                                -------------------------------------------------

     INVESCO VIF LEISURE FUND
          AUV at Beginning of Period                  $8.42      $10.00 (7)
          AUV at End of Period                       $10.63       $8.42
          Number of Accumulation Units
             Outstanding at End of Period           301,537      54,250

     INVESCO VIF--FINANCIAL SERVICES
          AUV at Beginning of Period                  $7.81       $9.35       $10.00 (5)
          AUV at End of Period                        $9.94       $7.81        $9.35
          Number of Accumulation Units
             Outstanding at End of Period           612,566     284,060       18,560

     INVESCO VIF--UTILITIES
          AUV at Beginning of Period                  $6.33       $8.09       $10.00 (5)
          AUV at End of Period                        $7.30       $6.33        $8.09
          Number of Accumulation Units
             Outstanding at End of Period           360,781     167,758       16,134

     JENNISON PORTFOLIO
          AUV at Beginning of Period                  $4.23       $6.25        $7.82      $10.00 (2)
          AUV at End of Period                        $5.38       $4.23        $6.25       $7.82
          Number of Accumulation Units
             Outstanding at End of Period           981,934     934,116    1,102,268      89,929

     LIBERTY ASSET ALLOCATION
          AUV at Beginning of Period                 $10.00 (10)
          AUV at End of Period                       $11.95
          Number of Accumulation Units
             Outstanding at End of Period             3,043

     LIBERTY EQUITY
          AUV at Beginning of Period                  $6.48       $9.12       $11.36      $11.51
          AUV at End of Period                        $7.90       $6.48        $9.12      $11.36
          Number of Accumulation Units
             Outstanding at End of Period             6,418       9,491       14,708      14,623

     LIBERTY SMALL COMPANY GROWTH
          AUV at Beginning of Period                 $10.00 (10)
          AUV at End of Period                       $14.94
          Number of Accumulation Units
             Outstanding at End of Period               890

     PIMCO HIGH YIELD PORTFOLIO
          AUV at Beginning of Period                  $9.66       $9.95        $9.90      $10.09 (1)
          AUV at End of Period                       $11.65       $9.66        $9.95       $9.90
          Number of Accumulation Units
             Outstanding at End of Period         5,849,065   3,639,545    1,847,566     631,991

     PIMCO STOCKSPLUS GROWTH & INCOME
          AUV at Beginning of Period                  $7.90      $10.08       $11.59      $12.45 (1)
          AUV at End of Period                       $10.11       $7.90       $10.08      $11.59
          Number of Accumulation Units
             Outstanding at End of Period         1,519,191   1,932,333    1,789,954   1,176,897

     PIONEER FUND VCT
          AUV at Beginning of Period                  $7.43       $9.37       $10.00 (5)
          AUV at End of Period                        $9.00       $7.43        $9.37
          Number of Accumulation Units
             Outstanding at End of Period           648,278     229,508       22,142

     PIONEER MID CAP VALUE
          AUV at Beginning of Period                  $9.32      $10.71       $10.00 (5)
          AUV at End of Period                       $12.55       $9.32       $10.71
          Number of Accumulation Units
             Outstanding at End of Period         1,373,009     503,892       23,811

     PROFUND VP BULL
          AUV at Beginning of Period                  $6.62       $8.87       $10.00 (4)
          AUV at End of Period                        $8.17       $6.62        $8.87
          Number of Accumulation Units
             Outstanding at End of Period           990,737     475,785      244,571


Landmark -133976                     A12

                                                    2003        2002        2001         2000
                                                -------------------------------------------------

     PROFUND VP EUROPE 30
          AUV at Beginning of Period                  $6.01       $8.24       $10.00 (4)
          AUV at End of Period                        $8.19       $6.01        $8.24
          Number of Accumulation Units
             Outstanding at End of Period           516,713     103,963       39,270

     PROFUND VP RISING RATES OPPORTUNITY
          AUV at Beginning of Period                 $10.00 (14)
          AUV at End of Period                        $9.35
          Number of Accumulation Units
             Outstanding at End of Period           108,486

     PROFUND VP SMALL CAP
          AUV at Beginning of Period                  $7.16       $9.40       $10.00 (4)
          AUV at End of Period                       $10.04       $7.16        $9.40
          Number of Accumulation Units
             Outstanding at End of Period         1,323,338     420,431      132,361

     SP JENNISON INTERNATIONAL GROWTH
          AUV at Beginning of Period                  $4.08       $5.38        $8.55      $10.00 (3)
          AUV at End of Period                        $5.57       $4.08        $5.38       $8.55
          Number of Accumulation Units
             Outstanding at End of Period         1,299,827     360,089      212,147      12,698

     FOOTNOTES
     (1)  Fund First Available during February 2000         (10)    Fund First Available during April 2003
     (2)  Fund First Available during May 2000              (11)    Fund First Available during June 2003
     (3)  Fund First Available during October 2000          (12)    Fund First Available during August 2003
     (4)  Fund First Available during May 2001              (13)    Fund First Available during September 2003
     (5)  Fund First Available during November 2001         (14)    Fund First Available during October 2003
     (6)  Fund First Available during December 2001         (15)    Fund First Available during November 2003
     (7)  Fund First Available during May 2002              (16)    Fund First Available during December 2003
     (8)  Fund First Available during September 2002
     (9)  Fund First Available during December 2002

                                                    2003        2002        2001         2000
                                                -------------------------------------------------

SEPARATE ACCOUNT ANNUAL CHARGES OF 1.90 %

     AIM VI DENT DEMOGRAPHIC TRENDS
          AUV at Beginning of Period                  $7.30      $10.98       $10.00 (5)
          AUV at End of Period                        $9.83       $7.30       $10.98
          Number of Accumulation Units
             Outstanding at End of Period         1,025,962     237,698      119,539

     COLONIAL SMALL CAP VALUE
          AUV at Beginning of Period                 $10.00 (15)
          AUV at End of Period                       $13.80
          Number of Accumulation Units
             Outstanding at End of Period           510,581

     FIDELITY(R) VIP EQUITY--INCOME
          AUV at Beginning of Period                  $7.78       $9.57       $10.00 (7)
          AUV at End of Period                        $9.92       $7.78        $9.57
          Number of Accumulation Units
             Outstanding at End of Period         1,794,730     250,947

     FIDELITY(R) VIP GROWTH
          AUV at Beginning of Period                  $6.33       $9.25       $10.00 (7)
          AUV at End of Period                        $8.22       $6.33        $9.25
          Number of Accumulation Units
             Outstanding at End of Period         3,360,732     473,547


Landmark -133976                    A13

                                                    2003        2002        2001         2000
                                                -------------------------------------------------

     ING AIM MID CAP GROWTH
          AUV at Beginning of Period                  $9.54      $14.23       $18.40      $21.27 (1)
          AUV at End of Period                       $13.49       $9.54       $14.23      $18.40
          Number of Accumulation Units
             Outstanding at End of Period         2,013,485   1,357,778    1,475,163   1,103,423

     ING ALLIANCE MID CAP GROWTH
          AUV at Beginning of Period                  $9.76      $14.21       $16.80      $19.78 (1)
          AUV at End of Period                       $15.99       $9.76       $14.21      $16.80
          Number of Accumulation Units
             Outstanding at End of Period         2,753,698   1,863,527    1,557,259     874,247

     ING AMERICAN FUNDS GROWTH
          AUV at Beginning of Period                 $10.00 (13)
          AUV at End of Period                       $10.75
          Number of Accumulation Units
             Outstanding at End of Period         1,785,979

     ING AMERICAN FUNDS GROWTH-INCOME
          AUV at Beginning of Period                 $10.00 (13)
          AUV at End of Period                       $10.97
          Number of Accumulation Units
             Outstanding at End of Period         1,387,064

     ING AMERICAN FUNDS INTERNATIONAL
          AUV at Beginning of Period                 $10.00 (13)
          AUV at End of Period                       $11.60
          Number of Accumulation Units
             Outstanding at End of Period           564,361

     ING CAPITAL GUARDIAN LARGE CAP VALUE
          AUV at Beginning of Period                  $7.42       $9.92       $10.50      $10.00 (1)
          AUV at End of Period                        $9.95       $7.42        $9.92      $10.50
          Number of Accumulation Units
             Outstanding at End of Period         8,602,293   6,279,536    4,320,851     993,651

     ING CAPITAL GUARDIAN MANAGED GLOBAL
          AUV at Beginning of Period                 $13.09      $16.72       $19.34      $21.56 (1)
          AUV at End of Period                       $17.50      $13.09       $16.72      $19.34
          Number of Accumulation Units
             Outstanding at End of Period         2,098,781   1,515,003    1,118,604     522,271

     ING CAPITAL GUARDIAN SMALL CAP
          AUV at Beginning of Period                 $12.68      $17.34       $17.94      $23.25 (1)
          AUV at End of Period                       $17.46      $12.68       $17.34      $17.94
          Number of Accumulation Units
             Outstanding at End of Period         3,243,334   2,389,036    1,918,122     825,516

     ING DEVELOPING WORLD
          AUV at Beginning of Period                  $6.08       $6.94        $7.47      $11.56 (1)
          AUV at End of Period                        $8.75       $6.08        $6.94       $7.47
          Number of Accumulation Units
             Outstanding at End of Period         1,334,968     847,173      509,513     259,187

     ING EAGLE ASSET VALUE EQUITY
          AUV at Beginning of Period                 $14.38      $17.68       $18.85      $17.08 (1)
          AUV at End of Period                       $17.67      $14.38       $17.68      $18.85
          Number of Accumulation Units
             Outstanding at End of Period         1,029,028     983,703      665,936     162,505

     ING FMRSM DIVERSIFIED MID--CAP
          AUV at Beginning of Period                  $7.15       $9.04        $9.87      $10.00 (3)
          AUV at End of Period                        $9.36       $7.15        $9.04       $9.87
          Number of Accumulation Units
             Outstanding at End of Period         3,090,180   2,302,131    1,385,134      89,462


Landmark -133976                    A14

                                                    2003        2002        2001         2000
                                                -------------------------------------------------

     ING GET FUND -- SERIES V
          AUV at Beginning of Period                 $10.00 (11)
          AUV at End of Period                        $9.69
          Number of Accumulation Units
             Outstanding at End of Period         2,639,551

     ING GET U.S. CORE PORTFOLIO - SERIES 1
          AUV at Beginning of Period                 $10.00 (11)
          AUV at End of Period                       $10.23
          Number of Accumulation Units
             Outstanding at End of Period         2,278,146

     ING GET U.S. CORE PORTFOLIO - SERIES 2
          AUV at Beginning of Period                 $10.00 (16)
          AUV at End of Period                       $10.02
          Number of Accumulation Units
             Outstanding at End of Period         1,473,980

     ING GET U.S. CORE PORTFOLIO - SERIES 3
          AUV at Beginning of Period                 $10.00 (16)
          AUV at End of Period                        $9.99
          Number of Accumulation Units
             Outstanding at End of Period           113,971

     ING GOLDMAN SACHS INTERNET TOLLKEEPER
          AUV at Beginning of Period                  $4.61       $7.59       $10.00 (4)
          AUV at End of Period                        $6.37       $4.61        $7.59
          Number of Accumulation Units
             Outstanding at End of Period         1,631,740     447,885      162,626

     ING HARD ASSETS
          AUV at Beginning of Period                 $13.08      $13.22       $15.34      $15.33 (1)
          AUV at End of Period                       $19.53      $13.08       $13.22      $15.34
          Number of Accumulation Units
             Outstanding at End of Period         1,330,707     932,327      315,574     227,856

     ING INTERNATIONAL EQUITY
          AUV at Beginning of Period                  $6.97       $8.47       $11.18      $14.76 (6)
          AUV at End of Period                        $8.83       $6.97        $8.47      $11.18
          Number of Accumulation Units
             Outstanding at End of Period         2,080,261   1,470,429    1,055,368     685,944

     ING JANUS GROWTH AND INCOME
          AUV at Beginning of Period                  $6.97       $8.82        $9.93      $10.00 (3)
          AUV at End of Period                        $8.38       $6.97        $8.82       $9.93
          Number of Accumulation Units
             Outstanding at End of Period         4,168,723   3,186,621    2,016,515     113,353

     ING JANUS SPECIAL EQUITY
          AUV at Beginning of Period                  $6.01       $8.27        $8.88      $10.00 (3)
          AUV at End of Period                        $8.86       $6.01        $8.27       $8.88
          Number of Accumulation Units
             Outstanding at End of Period         1,098,078     520,898      420,371      83,761

     ING JENNISON EQUITY OPPORTUNITIES
          AUV at Beginning of Period                 $14.25      $20.53       $24.06      $28.41 (1)
          AUV at End of Period                       $18.33      $14.25       $20.53      $24.06
          Number of Accumulation Units
             Outstanding at End of Period         1,998,516   2,091,213    1,748,122     969,120

     ING JP MORGAN FLEMING INTERNATIONAL
          AUV at Beginning of Period                 $10.00 (13)
          AUV at End of Period                       $11.85
          Number of Accumulation Units
             Outstanding at End of Period           104,296

     ING JP MORGAN FLEMING SMALLCAP
          AUV at Beginning of Period                  $7.82      $10.00 (7)
          AUV at End of Period                       $10.30       $7.82
          Number of Accumulation Units
             Outstanding at End of Period         1,006,794     155,620


Landmark -133976                     A15

                                                    2003        2002        2001         2000
                                                -------------------------------------------------

     ING JULIUS BAER FOREIGN
          AUV at Beginning of Period                  $8.20      $10.00 (7)
          AUV at End of Period                       $10.55       $8.20
          Number of Accumulation Units
             Outstanding at End of Period           582,823     138,594

     ING LIMITED MATURITY BOND
          AUV at Beginning of Period                 $18.72      $17.80       $16.67      $15.74 (1)
          AUV at End of Period                       $18.89      $18.72       $17.80      $16.67
          Number of Accumulation Units
             Outstanding at End of Period         2,747,067   2,647,005    1,441,971     273,264

     ING LIQUID ASSETS
          AUV at Beginning of Period                 $14.70      $14.77       $14.50      $13.97 (1)
          AUV at End of Period                       $14.52      $14.70       $14.77      $14.50
          Number of Accumulation Units
             Outstanding at End of Period         5,938,918   7,015,870    6,235,817   2,132,811

     ING MARSICO GROWTH
          AUV at Beginning of Period                 $10.16      $14.71       $21.49      $28.61 (1)
          AUV at End of Period                       $13.23      $10.16       $14.71      $21.49
          Number of Accumulation Units
             Outstanding at End of Period         5,372,714   4,149,074    4,093,894   2,741,325

     ING MERCURY FOCUS VALUE
          AUV at Beginning of Period                  $8.34      $10.00 (7)
          AUV at End of Period                       $10.74       $8.34
          Number of Accumulation Units
             Outstanding at End of Period           419,552      94,083

     ING MERCURY FUNDAMENTAL GROWTH
          AUV at Beginning of Period                  $7.95      $10.00 (7)
          AUV at End of Period                        $9.90       $7.95
          Number of Accumulation Units
             Outstanding at End of Period           199,717      62,915

     ING MFS MID CAP GROWTH
          AUV at Beginning of Period                 $15.42      $30.70       $40.98      $37.63 (1)
          AUV at End of Period                       $21.04      $15.42       $30.70      $40.98
          Number of Accumulation Units
             Outstanding at End of Period         3,633,581   2,751,560    2,275,455   1,099,617

     ING MFS RESEARCH
          AUV at Beginning of Period                 $14.51      $19.69       $25.56      $26.29 (1)
          AUV at End of Period                       $17.74      $14.51       $19.69      $25.56
          Number of Accumulation Units
             Outstanding at End of Period         2,358,725   2,110,645    1,829,741     807,166

     ING MFS TOTAL RETURN
          AUV at Beginning of Period                 $18.44      $19.81       $20.10      $17.04 (1)
          AUV at End of Period                       $21.12      $18.44       $19.81      $20.10
          Number of Accumulation Units
             Outstanding at End of Period         5,686,198   4,012,552    2,637,734     506,976

     ING PIMCO CORE BOND
          AUV at Beginning of Period                 $12.19      $11.43       $11.37      $11.17 (1)
          AUV at End of Period                       $12.52      $12.19       $11.43      $11.37
          Number of Accumulation Units
             Outstanding at End of Period         5,824,732   5,600,337    1,352,337     101,577

     ING SALOMON BROTHERS AGGRESSIVE GROWTH
          AUV at Beginning of Period                 $10.00 (13)
          AUV at End of Period                       $10.80
          Number of Accumulation Units
             Outstanding at End of Period           291,189

     ING SALOMON BROTHERS ALL CAP
          AUV at Beginning of Period                  $8.42      $11.54       $11.54      $10.00 (1)
          AUV at End of Period                       $11.47       $8.42       $11.54      $11.54
          Number of Accumulation Units
             Outstanding at End of Period         6,946,527   5,615,264    4,291,401     986,100


Landmark -133976                    A16

                                                    2003        2002        2001         2000
                                                -------------------------------------------------

     ING SALOMON BROTHERS INVESTORS
          AUV at Beginning of Period                  $7.95      $10.53       $11.21      $10.00 (1)
          AUV at End of Period                       $10.24       $7.95       $10.53      $11.21
          Number of Accumulation Units
             Outstanding at End of Period         2,433,238   2,079,377    1,766,107     191,223

     ING T. ROWE PRICE CAPITAL APPRECIATION
          AUV at Beginning of Period                 $26.01      $26.39       $24.47      $19.86 (1)
          AUV at End of Period                       $31.96      $26.01       $26.39      $24.47
          Number of Accumulation Units
             Outstanding at End of Period         5,130,780   3,927,375    1,940,881     183,884

     ING T. ROWE PRICE EQUITY INCOME
          AUV at Beginning of Period                 $19.03      $22.35       $22.48      $19.19 (1)
          AUV at End of Period                       $23.37      $19.03       $22.35      $22.48
          Number of Accumulation Units
             Outstanding at End of Period         3,453,724   2,273,204    1,364,874     238,986

     ING VAN KAMPEN EQUITY GROWTH
          AUV at Beginning of Period                  $7.79      $10.00 (7)
          AUV at End of Period                        $9.46       $7.79
          Number of Accumulation Units
             Outstanding at End of Period           455,787      67,606

     ING VAN KAMPEN GLOBAL FRANCHISE
          AUV at Beginning of Period                  $8.82      $10.00 (7)
          AUV at End of Period                       $10.92       $8.82
          Number of Accumulation Units
             Outstanding at End of Period           898,110     201,786

     ING VAN KAMPEN GROWTH & INCOME
          AUV at Beginning of Period                 $17.34      $20.73       $24.00      $24.80 (1)
          AUV at End of Period                       $21.75      $17.34       $20.73      $24.00
          Number of Accumulation Units
             Outstanding at End of Period         2,428,852   1,920,555    1,546,448     713,282

     ING VAN KAMPEN REAL ESTATE
          AUV at Beginning of Period                 $26.11      $26.56       $25.04      $19.63 (1)
          AUV at End of Period                       $35.28      $26.11       $26.56      $25.04
          Number of Accumulation Units
             Outstanding at End of Period         1,166,070     768,503      474,135     192,508

     ING VP BOND PORTFOLIO
          AUV at Beginning of Period                 $10.61      $10.00 (7)
          AUV at End of Period                       $11.04      $10.61
          Number of Accumulation Units
             Outstanding at End of Period           889,844     456,891

     ING VP GROWTH OPPORTUNITIES
          AUV at Beginning of Period                  $5.22       $7.76       $10.00 (4)
          AUV at End of Period                        $6.78       $5.22        $7.76
          Number of Accumulation Units
             Outstanding at End of Period           677,924     355,700      182,159

     ING VP INDEX PLUS LARGE CAP
          AUV at Beginning of Period                 $10.00 (12)
          AUV at End of Period                        $8.87
          Number of Accumulation Units
             Outstanding at End of Period           957,662

     ING VP MAGNACAP
          AUV at Beginning of Period                  $7.04       $9.32       $10.00 (4)
          AUV at End of Period                        $9.03       $7.04        $9.32
          Number of Accumulation Units
             Outstanding at End of Period           424,572     295,511      117,705


Landmark -133976                     A17

                                                    2003        2002        2001         2000
                                                -------------------------------------------------

     ING VP SMALLCAP OPPORTUNITIES
          AUV at Beginning of Period                  $4.58       $8.30       $10.00 (4)
          AUV at End of Period                        $6.22       $4.58        $8.30
          Number of Accumulation Units
             Outstanding at End of Period         2,876,835   1,196,787      253,382

     ING VP WORLDWIDE GROWTH
          AUV at Beginning of Period                  $5.14       $6.96        $8.72      $10.00 (2)
          AUV at End of Period                        $6.51       $5.14        $6.96       $8.72
          Number of Accumulation Units
             Outstanding at End of Period         1,506,719   1,083,707      477,958      68,648

     INVESCO VIF HEALTH SCIENCES
          AUV at Beginning of Period                  $7.59      $10.25       $10.00 (5)
          AUV at End of Period                        $9.52       $7.59       $10.25
          Number of Accumulation Units
             Outstanding at End of Period         1,604,306     736,096      289,358

     INVESCO VIF LEISURE FUND
          AUV at Beginning of Period                  $8.41      $10.00 (7)
          AUV at End of Period                       $10.62       $8.41
          Number of Accumulation Units
             Outstanding at End of Period           510,398     100,699

     INVESCO VIF--FINANCIAL SERVICES
          AUV at Beginning of Period                  $7.80       $9.34       $10.00 (5)
          AUV at End of Period                        $9.92       $7.80        $9.34
          Number of Accumulation Units
             Outstanding at End of Period         1,036,218     407,036       18,432

     INVESCO VIF--UTILITIES
          AUV at Beginning of Period                  $6.32       $8.09       $10.00 (5)
          AUV at End of Period                        $7.29       $6.32        $8.09
          Number of Accumulation Units
             Outstanding at End of Period           617,033     173,346       23,627

     JENNISON PORTFOLIO
          AUV at Beginning of Period                  $4.22       $6.24        $7.82      $10.00 (2)
          AUV at End of Period                        $5.36       $4.22        $6.24       $7.82
          Number of Accumulation Units
             Outstanding at End of Period         2,247,327   1,916,839    1,029,815     152,003

     LIBERTY EQUITY FUND
          AUV at Beginning of Period                  $6.46       $9.10       $11.34      $11.50
          AUV at End of Period                        $7.87       $6.46        $9.10      $11.34
          Number of Accumulation Units
             Outstanding at End of Period             2,632       2,067           --          --

     PIMCO HIGH YIELD PORTFOLIO
          AUV at Beginning of Period                  $9.61       $9.91        $9.88      $10.07 (1)
          AUV at End of Period                       $11.58       $9.61        $9.91       $9.88
          Number of Accumulation Units
             Outstanding at End of Period         6,589,740   3,093,339    1,858,684     386,288

     PIMCO STOCKSPLUS GROWTH & INCOME
          AUV at Beginning of Period                  $7.86      $10.04       $11.56      $12.42 (1)
          AUV at End of Period                       $10.05       $7.86       $10.04      $11.56
          Number of Accumulation Units
             Outstanding at End of Period         1,744,752   1,702,075    1,325,932     829,397

     PIONEER FUND VCT
          AUV at Beginning of Period                  $7.42       $9.36       $10.00 (5)
          AUV at End of Period                        $8.98       $7.42        $9.36
          Number of Accumulation Units
             Outstanding at End of Period         1,239,130     562,117       47,468

     PIONEER MID CAP VALUE
          AUV at Beginning of Period                  $9.31      $10.71       $10.00 (5)
          AUV at End of Period                       $12.52       $9.31       $10.71
          Number of Accumulation Units
             Outstanding at End of Period         2,287,184     740,867       72,420


Landmark -133976                     A18

                                                    2003        2002        2001         2000
                                                -------------------------------------------------

     PROFUND VP BULL
          AUV at Beginning of Period                  $6.61       $8.87       $10.00 (4)
          AUV at End of Period                        $8.15       $6.61        $8.87
          Number of Accumulation Units
             Outstanding at End of Period         1,278,503     491,042      103,369

     PROFUND VP EUROPE 30
          AUV at Beginning of Period                  $6.00       $8.24       $10.00 (4)
          AUV at End of Period                        $8.17       $6.00        $8.24
          Number of Accumulation Units
             Outstanding at End of Period           445,959     218,083       19,682

     PROFUND VP RISING RATES OPPORTUNITY
          AUV at Beginning of Period                 $10.00 (14)
          AUV at End of Period                        $9.35
          Number of Accumulation Units
             Outstanding at End of Period           812,145

     PROFUND VP SMALL CAP
          AUV at Beginning of Period                  $7.15       $9.40       $10.00 (4)
          AUV at End of Period                       $10.01       $7.15        $9.40
          Number of Accumulation Units
             Outstanding at End of Period         1,694,421     374,258     47,995.0

     SP JENNISON INTERNATIONAL GROWTH
          AUV at Beginning of Period                  $4.07       $5.37        $8.55      $10.00 (3)
          AUV at End of Period                        $5.55       $4.07        $5.37       $8.55
          Number of Accumulation Units
             Outstanding at End of Period         2,042,525     636,058      320,126      28,074

     FOOTNOTES
     (1)  Fund First Available during February 2000         (10)   Fund First Available during April 2003
     (2)  Fund First Available during May 2000              (11)   Fund First Available during June 2003
     (3)  Fund First Available during October 2000          (12)   Fund First Available during August 2003
     (4)  Fund First Available during May 2001              (13)   Fund First Available during September 2003
     (5)  Fund First Available during November 2001         (14)   Fund First Available during October 2003
     (6)  Fund First Available during December 2001         (15)   Fund First Available during November 2003
     (7)  Fund First Available during May 2002              (16)   Fund First Available during December 2003
     (8)  Fund First Available during September 2002
     (9)  Fund First Available during December 2002

                                                     2003        2002        2001
                                                 -------------------------------------

SEPARATE ACCOUNT ANNUAL CHARGES OF 1.95 %

     AIM VI DENT DEMOGRAPHIC TRENDS
          AUV at Beginning of Period                  $7.29      $10.98       $10.00 (2)
          AUV at End of Period                        $9.82       $7.29       $10.98
          Number of Accumulation Units
             Outstanding at End of Period            19,072       2,381           --

     COLONIAL SMALL CAP VALUE
          AUV at Beginning of Period                 $10.00 (10)
          AUV at End of Period                       $13.80
          Number of Accumulation Units
             Outstanding at End of Period               703

     FIDELITY(R) VIP EQUITY--INCOME
          AUV at Beginning of Period                  $7.77       $9.57 (4)
          AUV at End of Period                        $9.91       $7.77
          Number of Accumulation Units
             Outstanding at End of Period            58,993       9,459


Landmark -133976                     A19

                                                     2003        2002        2001
                                                 -------------------------------------

     FIDELITY(R) VIP GROWTH
          AUV at Beginning of Period                  $6.32       $9.25 (4)
          AUV at End of Period                        $8.21       $6.32
          Number of Accumulation Units
             Outstanding at End of Period            63,607       7,613

     ING AIM MID CAP GROWTH
          AUV at Beginning of Period                  $9.50      $14.19       $16.41 (1)
          AUV at End of Period                       $13.43       $9.50       $14.19
          Number of Accumulation Units
             Outstanding at End of Period             2,798         431           32

     ING ALLIANCE MID CAP GROWTH
          AUV at Beginning of Period                  $9.72      $14.17       $16.21 (1)
          AUV at End of Period                       $15.92       $9.72       $14.17
          Number of Accumulation Units
             Outstanding at End of Period               220          --           --

     ING AMERICAN FUNDS GROWTH
          AUV at Beginning of Period                 $10.00 (8)
          AUV at End of Period                       $10.75
          Number of Accumulation Units
             Outstanding at End of Period            72,592

     ING AMERICAN FUNDS GROWTH-INCOME
          AUV at Beginning of Period                 $10.00 (8)
          AUV at End of Period                       $10.97
          Number of Accumulation Units
             Outstanding at End of Period            63,213

     ING AMERICAN FUNDS INTERNATIONAL
          AUV at Beginning of Period                 $10.00 (8)
          AUV at End of Period                       $11.60
          Number of Accumulation Units
             Outstanding at End of Period            17,513

     ING CAPITAL GUARDIAN LARGE CAP VALUE
          AUV at Beginning of Period                  $7.41       $9.91       $10.53 (1)
          AUV at End of Period                        $9.93       $7.41        $9.91
          Number of Accumulation Units
             Outstanding at End of Period             6,646         686           --

     ING CAPITAL GUARDIAN MANAGED GLOBAL
          AUV at Beginning of Period                 $13.02      $16.64       $19.44 (1)
          AUV at End of Period                       $17.40      $13.02       $16.64
          Number of Accumulation Units
             Outstanding at End of Period               822          --           --

     ING CAPITAL GUARDIAN SMALL CAP
          AUV at Beginning of Period                 $12.64      $17.28       $17.66 (1)
          AUV at End of Period                       $17.39      $12.64       $17.28
          Number of Accumulation Units
             Outstanding at End of Period             4,336       1,453           --

     ING DEVELOPING WORLD
          AUV at Beginning of Period                  $6.07       $6.93        $7.35 (1)
          AUV at End of Period                        $8.72       $6.07        $6.93
          Number of Accumulation Units
             Outstanding at End of Period               928          --           --

     ING EAGLE ASSET VALUE EQUITY
          AUV at Beginning of Period                 $14.32      $17.61       $19.31 (1)
          AUV at End of Period                       $17.59      $14.32       $17.61
          Number of Accumulation Units
             Outstanding at End of Period            15,780       5,517           --

     ING FMRSM DIVERSIFIED MID--CAP
          AUV at Beginning of Period                  $7.14       $9.03        $9.47 (1)
          AUV at End of Period                        $9.35       $7.14        $9.03
          Number of Accumulation Units
             Outstanding at End of Period               635       1,419           --


Landmark -133976                     A20

                                                     2003        2002        2001
                                                 -------------------------------------

     ING GET FUND -- SERIES T
          AUV at Beginning of Period                 $10.06      $10.00
          AUV at End of Period                       $10.39      $10.06
          Number of Accumulation Units
             Outstanding at End of Period           269,373     402,294

     ING GET FUND -- SERIES U
          AUV at Beginning of Period                  $9.99      $10.00
          AUV at End of Period                       $10.49       $9.99
          Number of Accumulation Units
             Outstanding at End of Period           415,852          --

     ING GET FUND -- SERIES V
          AUV at Beginning of Period                 $10.00 (6)
          AUV at End of Period                        $9.69
          Number of Accumulation Units
             Outstanding at End of Period           917,111

     ING GET U.S. CORE PORTFOLIO - SERIES 1
          AUV at Beginning of Period                 $10.00 (6)
          AUV at End of Period                       $10.22
          Number of Accumulation Units
             Outstanding at End of Period           569,199

     ING GET U.S. CORE PORTFOLIO - SERIES 2
          AUV at Beginning of Period                 $10.00 (11)
          AUV at End of Period                       $10.02
          Number of Accumulation Units
             Outstanding at End of Period           267,014

     ING GET U.S. CORE PORTFOLIO - SERIES 3
          AUV at Beginning of Period                 $10.00 (11)
          AUV at End of Period                        $9.99
          Number of Accumulation Units
             Outstanding at End of Period             2,302

     ING GOLDMAN SACHS INTERNET TOLLKEEPER
          AUV at Beginning of Period                  $4.61       $7.59       $10.00 (1)
          AUV at End of Period                        $6.37       $4.61        $7.59
          Number of Accumulation Units
             Outstanding at End of Period             6,815          --           --

     ING HARD ASSETS
          AUV at Beginning of Period                 $12.98      $13.14       $15.45 (1)
          AUV at End of Period                       $19.38      $12.98       $13.14
          Number of Accumulation Units
             Outstanding at End of Period             2,426          --           --

     ING INTERNATIONAL EQUITY
          AUV at Beginning of Period                  $6.95       $8.45        $9.82 (3)
          AUV at End of Period                        $8.80       $6.95        $8.45
          Number of Accumulation Units
             Outstanding at End of Period             2,824          --           --

     ING JANUS GROWTH AND INCOME
          AUV at Beginning of Period                  $6.96       $8.81        $9.65 (1)
          AUV at End of Period                        $8.37       $6.96        $8.81
          Number of Accumulation Units
             Outstanding at End of Period            26,957       5,288           --

     ING JANUS SPECIAL EQUITY
          AUV at Beginning of Period                  $6.00       $8.27        $8.98 (1)
          AUV at End of Period                        $8.85       $6.00        $8.27
          Number of Accumulation Units
             Outstanding at End of Period             2,108          --           --

     ING JENNISON EQUITY OPPORTUNITIES
          AUV at Beginning of Period                 $14.17      $20.43       $23.18 (1)
          AUV at End of Period                       $18.22      $14.17       $20.43
          Number of Accumulation Units
             Outstanding at End of Period                98          --           --


Landmark -133976                     A21

                                                     2003        2002        2001
                                                 -------------------------------------

     ING JP MORGAN FLEMING INTERNATIONAL
          AUV at Beginning of Period                 $10.00 (8)
          AUV at End of Period                       $11.85
          Number of Accumulation Units
             Outstanding at End of Period             8,655

     ING JP MORGAN FLEMING  SMALLCAP
          AUV at Beginning of Period                  $7.82      $10.00 (4)
          AUV at End of Period                       $10.29       $7.82
          Number of Accumulation Units
             Outstanding at End of Period            26,587       2,108

     ING JULIUS BAER FOREIGN
          AUV at Beginning of Period                  $8.19      $10.00 (4)
          AUV at End of Period                       $10.54       $8.19
          Number of Accumulation Units
             Outstanding at End of Period            20,511         467

     ING LIMITED MATURITY BOND
          AUV at Beginning of Period                 $18.62      $17.71       $17.02 (1)
          AUV at End of Period                       $18.78      $18.62       $17.71
          Number of Accumulation Units
             Outstanding at End of Period             1,045       6,405          994

     ING LIQUID ASSETS
          AUV at Beginning of Period                 $14.64      $14.72       $14.61 (1)
          AUV at End of Period                       $14.46      $14.64       $14.72
          Number of Accumulation Units
             Outstanding at End of Period            66,946      19,321           92

     ING MARSICO GROWTH
          AUV at Beginning of Period                 $10.13      $14.66       $19.14 (1)
          AUV at End of Period                       $13.18      $10.13       $14.66
          Number of Accumulation Units
             Outstanding at End of Period             7,966       1,800           30

     ING MERCURY FOCUS VALUE
          AUV at Beginning of Period                  $8.34      $10.00 (4)
          AUV at End of Period                       $10.73       $8.34
          Number of Accumulation Units
             Outstanding at End of Period               328          --

     ING MFS MID CAP GROWTH
          AUV at Beginning of Period                 $15.35      $30.58       $39.64 (1)
          AUV at End of Period                       $20.94      $15.35       $30.58
          Number of Accumulation Units
             Outstanding at End of Period             2,196       1,308           15

     ING MFS RESEARCH
          AUV at Beginning of Period                 $14.45      $19.62       $23.34 (1)
          AUV at End of Period                       $17.65      $14.45       $19.62
          Number of Accumulation Units
             Outstanding at End of Period            12,028       1,027           23

     ING MFS TOTAL RETURN
          AUV at Beginning of Period                 $18.37      $19.74       $20.20 (1)
          AUV at End of Period                       $21.02      $18.37       $19.74
          Number of Accumulation Units
             Outstanding at End of Period            50,717      19,958          470

     ING PIMCO CORE BOND
          AUV at Beginning of Period                 $12.13      $11.39       $10.99 (1)
          AUV at End of Period                       $12.46      $12.13       $11.39
          Number of Accumulation Units
             Outstanding at End of Period           105,747      32,108           --


Landmark -133976                     A22

                                                     2003        2002        2001
                                                 -------------------------------------

     ING SALOMON BROTHERS AGGRESSIVE GROWTH
          AUV at Beginning of Period                 $10.00 (8)
          AUV at End of Period                       $10.79
          Number of Accumulation Units
             Outstanding at End of Period             5,105

     ING SALOMON BROTHERS ALL CAP
          AUV at Beginning of Period                  $8.41      $11.53       $12.25 (1)
          AUV at End of Period                       $11.45       $8.41       $11.53
          Number of Accumulation Units
             Outstanding at End of Period            16,669       3,105          778

     ING SALOMON BROTHERS INVESTORS
          AUV at Beginning of Period                  $7.94      $10.52       $11.49 (1)
          AUV at End of Period                       $10.22       $7.94       $10.52
          Number of Accumulation Units
             Outstanding at End of Period             6,274       2,596          847

     ING T. ROWE PRICE CAPITAL APPRECIATION
          AUV at Beginning of Period                 $25.83      $26.21       $26.07 (1)
          AUV at End of Period                       $31.72      $25.83       $26.21
          Number of Accumulation Units
             Outstanding at End of Period            16,339      12,095           --

     ING T. ROWE PRICE EQUITY INCOME
          AUV at Beginning of Period                 $18.90      $22.20       $22.61 (1)
          AUV at End of Period                       $23.19      $18.90       $22.20
          Number of Accumulation Units
             Outstanding at End of Period             3,253         193           --

     ING VAN KAMPEN EQUITY GROWTH
          AUV at Beginning of Period                  $7.79      $10.00 (4)
          AUV at End of Period                        $9.45       $7.79
          Number of Accumulation Units
             Outstanding at End of Period             1,570          --

     ING VAN KAMPEN GLOBAL FRANCHISE
          AUV at Beginning of Period                  $8.81      $10.00 (4)
          AUV at End of Period                       $10.91       $8.81
          Number of Accumulation Units
             Outstanding at End of Period             4,280          --

     ING VAN KAMPEN GROWTH & INCOME
          AUV at Beginning of Period                 $17.26      $20.64       $21.93 (1)
          AUV at End of Period                       $21.63      $17.26       $20.64
          Number of Accumulation Units
             Outstanding at End of Period             2,913         835           23

     ING VAN KAMPEN REAL ESTATE
          AUV at Beginning of Period                 $25.92      $26.39       $24.63 (1)
          AUV at End of Period                       $35.01      $25.92       $26.39
          Number of Accumulation Units
             Outstanding at End of Period             1,917         696           --

     ING VP INDEX PLUS LARGE CAP
          AUV at Beginning of Period                  $7.18 (7)
          AUV at End of Period                        $8.86
          Number of Accumulation Units
             Outstanding at End of Period            74,850

     ING VP MAGNACAP
          AUV at Beginning of Period                  $7.04       $9.32       $10.11 (1)
          AUV at End of Period                        $9.02       $7.04        $9.32
          Number of Accumulation Units
             Outstanding at End of Period            16,409          --           --


Landmark -133976                      A23

                                                     2003        2002        2001
                                                 -------------------------------------

     ING VP SMALLCAP OPPORTUNITIES
          AUV at Beginning of Period                  $4.58       $8.30       $10.01 (1)
          AUV at End of Period                        $6.21       $4.58        $8.30
          Number of Accumulation Units
             Outstanding at End of Period             5,697         345           --

     ING VP WORLDWIDE GROWTH
          AUV at Beginning of Period                  $5.13       $6.96        $8.35 (1)
          AUV at End of Period                        $6.50       $5.13        $6.96
          Number of Accumulation Units
             Outstanding at End of Period             3,247       1,003           --

     INVESCO VIF HEALTH SCIENCES
          AUV at Beginning of Period                  $7.59      $10.25       $10.00 (2)
          AUV at End of Period                        $9.51       $7.59       $10.25
          Number of Accumulation Units
             Outstanding at End of Period             9,822       2,088           --

     INVESCO VIF LEISURE FUND
          AUV at Beginning of Period                  $8.41      $10.00 (4)
          AUV at End of Period                       $10.61       $8.41
          Number of Accumulation Units
             Outstanding at End of Period             6,530         758

     INVESCO VIF FINANCIAL SERVICES
          AUV at Beginning of Period                  $7.79       $9.34       $10.00 (2)
          AUV at End of Period                        $9.90       $7.79        $9.34
          Number of Accumulation Units
             Outstanding at End of Period             7,391         667           --

     INVESCO VIF UTILITIES
          AUV at Beginning of Period                  $6.32       $8.09       $10.00 (2)
          AUV at End of Period                        $7.28       $6.32        $8.09
          Number of Accumulation Units
             Outstanding at End of Period            10,109       2,188           --

     JENNISON PORTFOLIO
          AUV at Beginning of Period                  $4.21       $6.24        $7.20 (1)
          AUV at End of Period                        $5.35       $4.21        $6.24
          Number of Accumulation Units
             Outstanding at End of Period             3,603       5,385           --

     PIMCO HIGH YIELD PORTFOLIO
          AUV at Beginning of Period                  $9.59       $9.90        $9.83 (1)
          AUV at End of Period                       $11.55       $9.59        $9.90
          Number of Accumulation Units
             Outstanding at End of Period            57,614       4,447           --

     PIONEER FUND VCT
          AUV at Beginning of Period                  $7.41       $9.36       $10.00 (2)
          AUV at End of Period                        $8.97       $7.41        $9.36
          Number of Accumulation Units
             Outstanding at End of Period            37,110       6,687           --

     PIONEER MID CAP VALUE
          AUV at Beginning of Period                  $9.30      $10.71       $10.00 (2)
          AUV at End of Period                       $12.50       $9.30       $10.71
          Number of Accumulation Units
             Outstanding at End of Period             9,137          --           --

     PROFUND VP BULL
          AUV at Beginning of Period                  $6.61       $8.86       $10.00 (1)
          AUV at End of Period                        $8.13       $6.61        $8.86
          Number of Accumulation Units
             Outstanding at End of Period               705         305           --

     PROFUND VP EUROPE 30
          AUV at Beginning of Period                  $5.99       $8.24       $10.05 (1)
          AUV at End of Period                        $8.15                    $8.24
          Number of Accumulation Units
             Outstanding at End of Period             2,410          --           --


Landmark -133976                     A24

                                                     2003        2002        2001
                                                 -------------------------------------

     PROFUND VP RISING RATES OPPORTUNITY
          AUV at Beginning of Period                 $10.00 (9)
          AUV at End of Period                        $9.35
          Number of Accumulation Units
             Outstanding at End of Period             2,001

     PROFUND VP SMALL CAP
          AUV at Beginning of Period                  $7.14       $9.39       $10.00 (1)
          AUV at End of Period                       $10.00                    $9.39
          Number of Accumulation Units
             Outstanding at End of Period            15,408          --           --

     SP JENNISON INTERNATIONAL GROWTH
          AUV at Beginning of Period                  $4.06       $5.37        $7.30 (1)
          AUV at End of Period                        $5.54       $4.06        $5.37
          Number of Accumulation Units
             Outstanding at End of Period             8,883       3,559           --

     FOOTNOTES
     (1)  Fund First Available during May 2001
     (2)  Fund First Available during November 2001
     (3)  Fund First Available during December 2001
     (4)  Fund First Available during May 2002
     (5)  Fund First Available during April 2003
     (6)  Fund First Available during June 2003
     (7)  Fund First Available during August 2003
     (8)  Fund First Available during September 2003
     (9)  Fund First Available during October 2003
     (10) Fund First Available during November 2003
     (11) Fund First Available during December 2003

                                                     2003        2002        2001
                                                 -------------------------------------

SEPARATE ACCOUNT ANNUAL CHARGES OF 2.00 %

     AIM VI DENT DEMOGRAPHIC TRENDS
         AUV at Beginning of Period                    $7.29      $10.98      $10.00 (2)
         AUV at End of Period                          $9.81       $7.29      $10.98
         Number of Accumulation Units
            Outstanding at End of Period              84,411      20,619       1,155

     COLONIAL SMALL CAP VALUE
         AUV at Beginning of Period                   $10.00 (10)
         AUV at End of Period                         $13.79
         Number of Accumulation Units
            Outstanding at End of Period              70,760

     FIDELITY(R) VIP EQUITY--INCOME
         AUV at Beginning of Period                    $7.76       $9.56 (4)
         AUV at End of Period                          $9.89       $7.76
         Number of Accumulation Units
            Outstanding at End of Period             221,381      19,712

     FIDELITY(R) VIP GROWTH
         AUV at Beginning of Period                    $6.32       $9.25 (4)
         AUV at End of Period                          $8.20       $6.32
         Number of Accumulation Units
            Outstanding at End of Period             376,538      72,837

     ING AIM MID CAP GROWTH
         AUV at Beginning of Period                    $9.47      $14.14      $16.37 (1)
         AUV at End of Period                         $13.37       $9.47      $14.14
         Number of Accumulation Units
            Outstanding at End of Period              90,471      24,834      16,923


Landmark -133976                   A25

                                                     2003        2002        2001
                                                 -------------------------------------

     ING ALLIANCE MID CAP GROWTH
         AUV at Beginning of Period                    $9.69      $14.13      $16.17 (1)
         AUV at End of Period                         $15.86       $9.69      $14.13
         Number of Accumulation Units
            Outstanding at End of Period             144,731      56,387      28,214

     ING AMERICAN FUNDS GROWTH
         AUV at Beginning of Period                   $10.00 (8)
         AUV at End of Period                         $10.75
         Number of Accumulation Units
            Outstanding at End of Period             290,167

     ING AMERICAN FUNDS GROWTH-INCOME
         AUV at Beginning of Period                   $10.00 (8)
         AUV at End of Period                         $10.97
         Number of Accumulation Units
            Outstanding at End of Period             234,073

     ING AMERICAN FUNDS INTERNATIONAL
         AUV at Beginning of Period                   $10.00 (8)
         AUV at End of Period                         $11.59
         Number of Accumulation Units
            Outstanding at End of Period              71,827

     ING CAPITAL GUARDIAN LARGE CAP VALUE
         AUV at Beginning of Period                    $7.40       $9.90      $10.52 (1)
         AUV at End of Period                          $9.91       $7.40       $9.90
         Number of Accumulation Units
            Outstanding at End of Period             897,773     483,293     111,131

     ING CAPITAL GUARDIAN MANAGED GLOBAL
         AUV at Beginning of Period                   $12.95      $16.56      $19.36 (1)
         AUV at End of Period                         $17.30      $12.95      $16.56
         Number of Accumulation Units
            Outstanding at End of Period             204,340     127,169      24,836

     ING CAPITAL GUARDIAN SMALL CAP
         AUV at Beginning of Period                   $12.59      $17.23      $17.61 (1)
         AUV at End of Period                         $17.32      $12.59      $17.23
         Number of Accumulation Units
            Outstanding at End of Period             210,070     123,958      28,511

     ING DEVELOPING WORLD
         AUV at Beginning of Period                    $6.05       $6.92       $7.34 (1)
         AUV at End of Period                          $8.70       $6.05       $6.92
         Number of Accumulation Units
            Outstanding at End of Period              80,874      40,885      10,204

     ING EAGLE ASSET VALUE EQUITY
         AUV at Beginning of Period                   $14.27      $17.55      $19.25 (1)
         AUV at End of Period                         $17.51      $14.27      $17.55
         Number of Accumulation Units
            Outstanding at End of Period              78,240      56,538      18,689

     ING FMRSM DIVERSIFIED MID--CAP
         AUV at Beginning of Period                    $7.13       $9.02       $9.47 (1)
         AUV at End of Period                          $9.33       $7.13       $9.02
         Number of Accumulation Units
            Outstanding at End of Period             207,580     163,816      19,800

     ING GOLDMAN SACHS INTERNET TOLLKEEPER
         AUV at Beginning of Period                    $4.60       $7.59      $10.00 (1)
         AUV at End of Period                          $6.36       $4.60       $7.59
         Number of Accumulation Units
            Outstanding at End of Period              77,660      22,077       6,461


Landmark -133976                     A26

                                                     2003        2002        2001
                                                 -------------------------------------

     ING HARD ASSETS
         AUV at Beginning of Period                   $12.89      $13.05      $15.35 (1)
         AUV at End of Period                         $19.23      $12.89      $13.05
         Number of Accumulation Units
            Outstanding at End of Period              46,296      14,039       3,689

     ING INTERNATIONAL EQUITY
         AUV at Beginning of Period                    $6.92       $8.42       $9.79 (3)
         AUV at End of Period                          $8.76       $6.92       $8.42
         Number of Accumulation Units
            Outstanding at End of Period             191,230      55,118           2

     ING JANUS GROWTH AND INCOME
         AUV at Beginning of Period                    $6.95       $8.80       $9.64 (1)
         AUV at End of Period                          $8.35       $6.95       $8.80
         Number of Accumulation Units
            Outstanding at End of Period             307,687     184,661      56,788

     ING JANUS SPECIAL EQUITY
         AUV at Beginning of Period                    $5.99       $8.26       $8.97 (1)
         AUV at End of Period                          $8.84       $5.99       $8.26
         Number of Accumulation Units
            Outstanding at End of Period              78,180      70,820      16,846

     ING JENNISON EQUITY OPPORTUNITIES
         AUV at Beginning of Period                   $14.10      $20.33      $23.07 (1)
         AUV at End of Period                         $18.11      $14.10      $20.33
         Number of Accumulation Units
            Outstanding at End of Period              68,657      44,959      10,329

     ING JP MORGAN FLEMING INTERNATIONAL
         AUV at Beginning of Period                   $10.00 (8)
         AUV at End of Period                         $11.85
         Number of Accumulation Units
            Outstanding at End of Period              13,821

     ING JP MORGAN FLEMING SMALLCAP
         AUV at Beginning of Period                    $7.81      $10.00 (4)
         AUV at End of Period                         $10.28       $7.81
         Number of Accumulation Units
            Outstanding at End of Period             121,614      18,982

     ING JULIUS BAER FOREIGN
         AUV at Beginning of Period                    $8.19      $10.00 (4)
         AUV at End of Period                         $10.53       $8.19
         Number of Accumulation Units
            Outstanding at End of Period              45,763       8,531

     ING LIMITED MATURITY BOND
         AUV at Beginning of Period                   $18.49      $17.59      $16.91 (1)
         AUV at End of Period                         $18.64      $18.49      $17.59
         Number of Accumulation Units
            Outstanding at End of Period             187,232     148,373      32,154

     ING LIQUID ASSETS
         AUV at Beginning of Period                   $14.54      $14.62      $14.52 (1)
         AUV at End of Period                         $14.35      $14.54      $14.62
         Number of Accumulation Units
            Outstanding at End of Period             247,662     246,748     202,030

     ING MARSICO GROWTH
         AUV at Beginning of Period                   $10.09      $14.62      $19.09 (1)
         AUV at End of Period                         $13.13      $10.09      $14.62
         Number of Accumulation Units
            Outstanding at End of Period             339,229     149,093      42,687

     ING MERCURY FOCUS VALUE
         AUV at Beginning of Period                    $8.34      $10.00 (4)
         AUV at End of Period                         $10.72       $8.34
         Number of Accumulation Units
            Outstanding at End of Period              18,966       1,399


Landmark -133976                    A27

                                                     2003        2002        2001
                                                 -------------------------------------

     ING MERCURY FUNDAMENTAL GROWTH
         AUV at Beginning of Period                    $7.94      $10.00 (4)
         AUV at End of Period                          $9.88       $7.94
         Number of Accumulation Units
            Outstanding at End of Period              23,791       1,012

     ING MFS MID CAP GROWTH
         AUV at Beginning of Period                   $15.29      $30.47      $39.51 (1)
         AUV at End of Period                         $20.85      $15.29      $30.47
         Number of Accumulation Units
            Outstanding at End of Period             164,912     130,301      29,848

     ING MFS RESEARCH
         AUV at Beginning of Period                   $14.39      $19.55      $23.26 (1)
         AUV at End of Period                         $17.57      $14.39      $19.55
         Number of Accumulation Units
            Outstanding at End of Period             159,402     131,251      33,529

     ING MFS TOTAL RETURN
         AUV at Beginning of Period                   $18.29      $19.66      $20.14 (1)
         AUV at End of Period                         $20.93      $18.29      $19.66
         Number of Accumulation Units
            Outstanding at End of Period             512,064     311,824      91,026

     ING PIMCO CORE BOND
         AUV at Beginning of Period                   $12.08      $11.35      $10.95 (1)
         AUV at End of Period                         $12.40      $12.08      $11.35
         Number of Accumulation Units
            Outstanding at End of Period             685,841     529,440     160,007

     ING SALOMON BROTHERS AGGRESSIVE GROWTH
         AUV at Beginning of Period                   $10.00 (8)
         AUV at End of Period                         $10.79
         Number of Accumulation Units
            Outstanding at End of Period               7,733

     ING SALOMON BROTHERS ALL CAP
         AUV at Beginning of Period                    $8.40      $11.51      $12.24 (1)
         AUV at End of Period                         $11.43       $8.40      $11.51
         Number of Accumulation Units
            Outstanding at End of Period             403,321     294,228      77,843

     ING SALOMON BROTHERS INVESTORS
         AUV at Beginning of Period                    $7.93      $10.51      $11.49 (1)
         AUV at End of Period                         $10.20       $7.93      $10.51
         Number of Accumulation Units
            Outstanding at End of Period             200,601     160,814      36,288

     ING T. ROWE PRICE CAPITAL APPRECIATION
         AUV at Beginning of Period                   $25.65      $26.04      $25.91 (1)
         AUV at End of Period                         $31.47      $25.65      $26.04
         Number of Accumulation Units
            Outstanding at End of Period             415,984     232,111      43,865

     ING T. ROWE PRICE EQUITY INCOME
         AUV at Beginning of Period                   $18.76      $22.06      $22.47 (1)
         AUV at End of Period                         $23.02      $18.76      $22.06
         Number of Accumulation Units
            Outstanding at End of Period             336,483     151,476      29,036

     ING VAN KAMPEN EQUITY GROWTH
         AUV at Beginning of Period                    $7.79      $10.00 (4)
         AUV at End of Period                          $9.44       $7.79
         Number of Accumulation Units
            Outstanding at End of Period              69,963       8,349


Landmark -133976                    A28

                                                     2003        2002        2001
                                                 -------------------------------------

     ING VAN KAMPEN GLOBAL FRANCHISE
         AUV at Beginning of Period                    $8.81      $10.00 (4)
         AUV at End of Period                         $10.90       $8.81
         Number of Accumulation Units
            Outstanding at End of Period              92,038      14,613

     ING VAN KAMPEN GROWTH & INCOME
         AUV at Beginning of Period                   $17.17      $20.56      $21.85 (1)
         AUV at End of Period                         $21.52      $17.17      $20.56
         Number of Accumulation Units
            Outstanding at End of Period             233,334     134,276      43,851

     ING VAN KAMPEN REAL ESTATE
         AUV at Beginning of Period                   $25.74      $26.21      $24.47 (1)
         AUV at End of Period                         $34.74      $25.74      $26.21
         Number of Accumulation Units
            Outstanding at End of Period              58,412      33,005       2,487

     ING VP BOND PORTFOLIO
         AUV at Beginning of Period                   $10.60      $10.00 (4)
         AUV at End of Period                         $11.02      $10.60
         Number of Accumulation Units
            Outstanding at End of Period              49,551      16,611

     ING VP GROWTH OPPORTUNITIES
         AUV at Beginning of Period                    $5.21       $7.76      $10.11 (1)
         AUV at End of Period                          $6.76       $5.21       $7.76
         Number of Accumulation Units
            Outstanding at End of Period              50,836      34,246       3,796

     ING VP INDEX PLUS LARGE CAP
         AUV at Beginning of Period                   $10.00 (7)
         AUV at End of Period                          $8.84
         Number of Accumulation Units
            Outstanding at End of Period              73,289

     ING VP MAGNACAP
         AUV at Beginning of Period                    $7.03       $9.32      $10.11 (1)
         AUV at End of Period                          $9.00       $7.03       $9.32
         Number of Accumulation Units
            Outstanding at End of Period              34,266      31,709       6,879

     ING VP SMALLCAP OPPORTUNITIES
         AUV at Beginning of Period                    $4.57       $8.30      $10.01 (1)
         AUV at End of Period                          $6.20       $4.57       $8.30
         Number of Accumulation Units
            Outstanding at End of Period             249,210     117,676      25,433

     ING VP WORLDWIDE GROWTH
         AUV at Beginning of Period                    $5.12       $6.95       $8.34 (1)
         AUV at End of Period                          $6.48       $5.12       $6.95
         Number of Accumulation Units
            Outstanding at End of Period             113,212     100,549      15,369

     INVESCO VIF HEALTH SCIENCES
         AUV at Beginning of Period                    $7.58      $10.24      $10.00 (2)
         AUV at End of Period                          $9.50       $7.58      $10.24
         Number of Accumulation Units
            Outstanding at End of Period             159,877      94,313       1,482

     INVESCO VIF LEISURE FUND
         AUV at Beginning of Period                    $8.41      $10.00 (4)
         AUV at End of Period                         $10.60       $8.41
         Number of Accumulation Units
            Outstanding at End of Period              79,557      24,347

     INVESCO VIF FINANCIAL SERVICES
         AUV at Beginning of Period                    $7.79       $9.34      $10.00 (2)
         AUV at End of Period                          $9.89       $7.79       $9.34
         Number of Accumulation Units
            Outstanding at End of Period              86,690      47,921       1,384


Landmark -133976                     A29

                                                     2003        2002        2001
                                                 -------------------------------------

     INVESCO VIF UTILITIES
         AUV at Beginning of Period                    $6.31       $8.08      $10.00 (2)
         AUV at End of Period                          $7.27       $6.31       $8.08
         Number of Accumulation Units
            Outstanding at End of Period              80,761      30,198          --

     JENNISON PORTFOLIO
         AUV at Beginning of Period                    $4.20       $6.23       $7.19 (1)
         AUV at End of Period                          $5.34       $4.20       $6.23
         Number of Accumulation Units
            Outstanding at End of Period             144,335      69,927      28,394

     PIMCO HIGH YIELD PORTFOLIO
         AUV at Beginning of Period                    $9.57       $9.88       $9.82 (1)
         AUV at End of Period                         $11.52       $9.57       $9.88
         Number of Accumulation Units
            Outstanding at End of Period             548,636     272,348      42,156

     PIMCO STOCKSPLUS GROWTH & INCOME
         AUV at Beginning of Period                    $7.82      $10.01      $10.99 (1)
         AUV at End of Period                         $10.00       $7.82      $10.01
         Number of Accumulation Units
            Outstanding at End of Period             134,619      76,765      28,122

     PIONEER FUND VCT
         AUV at Beginning of Period                    $7.41       $9.36      $10.00 (2)
         AUV at End of Period                          $8.96       $7.41       $9.36
         Number of Accumulation Units
            Outstanding at End of Period             126,992      91,408          --

     PIONEER MID CAP VALUE
         AUV at Beginning of Period                    $9.30      $10.70      $10.00 (2)
         AUV at End of Period                         $12.49       $9.30      $10.70
         Number of Accumulation Units
            Outstanding at End of Period             269,824     127,116       1,969

     PROFUND VP BULL
         AUV at Beginning of Period                    $6.60       $8.86      $10.00 (1)
         AUV at End of Period                          $8.12       $6.60       $8.86
         Number of Accumulation Units
            Outstanding at End of Period              79,556      16,669       1,491

     PROFUND VP EUROPE 30
         AUV at Beginning of Period                    $5.99       $8.23      $10.05 (1)
         AUV at End of Period                          $8.14       $5.99       $8.23
         Number of Accumulation Units
            Outstanding at End of Period              30,483       5,164         901

     PROFUND VP RISING RATES OPPORTUNITY
         AUV at Beginning of Period                   $10.00 (9)
         AUV at End of Period                          $9.35
         Number of Accumulation Units
            Outstanding at End of Period              92,406

     PROFUND VP SMALL CAP
         AUV at Beginning of Period                    $7.14       $9.39      $10.00 (1)
         AUV at End of Period                          $9.99       $7.14       $9.39
         Number of Accumulation Units
            Outstanding at End of Period              93,987      59,953       6,233

     SP JENNISON INTERNATIONAL GROWTH
         AUV at Beginning of Period                    $4.06       $5.37       $7.29 (1)
         AUV at End of Period                          $5.54       $4.06       $5.37
         Number of Accumulation Units
            Outstanding at End of Period             285,493      89,982      14,879


Landmark -133976                     A30

     FOOTNOTES
     (1)  Fund First Available during May 2001
     (2)  Fund First Available during November 2001
     (3)  Fund First Available during December 2001
     (4)  Fund First Available during May 2002
     (5)  Fund First Available during April 2003
     (6)  Fund First Available during June 2003
     (7)  Fund First Available during August 2003
     (8)  Fund First Available during September 2003
     (9)  Fund First Available during October 2003
     (10) Fund First Available during November 2003
     (11) Fund First Available during December 2003

                                                     2003        2002        2001
                                                 -------------------------------------

SEPARATE ACCOUNT ANNUAL CHARGES OF 2.10 %

     AIM VI DENT DEMOGRAPHIC TRENDS
          AUV at Beginning of Period                  $7.28      $10.98       $10.00 (2)
          AUV at End of Period                        $9.79       $7.28       $10.98
          Number of Accumulation Units
             Outstanding at End of Period           194,283      11,618           --

     COLONIAL SMALL CAP VALUE
          AUV at Beginning of Period                 $10.00 (10)
          AUV at End of Period                       $13.79
          Number of Accumulation Units
             Outstanding at End of Period           219,203

     FIDELITY(R) VIP EQUITY--INCOME
          AUV at Beginning of Period                  $7.75       $9.56 (4)
          AUV at End of Period                        $9.87       $7.75
          Number of Accumulation Units
             Outstanding at End of Period           448,420      54,904

     FIDELITY(R) VIP GROWTH
          AUV at Beginning of Period                  $6.31       $9.24 (4)
          AUV at End of Period                        $8.18       $6.31
          Number of Accumulation Units
             Outstanding at End of Period           875,428     107,165

     ING AIM MID CAP GROWTH
          AUV at Beginning of Period                  $9.40      $14.05       $16.27 (1)
          AUV at End of Period                       $13.26       $9.40       $14.05
          Number of Accumulation Units
             Outstanding at End of Period           224,903      63,802       21,990

     ING ALLIANCE MID CAP GROWTH
          AUV at Beginning of Period                  $9.62      $14.05       $16.08 (1)
          AUV at End of Period                       $15.74       $9.62       $14.05
          Number of Accumulation Units
             Outstanding at End of Period           439,259     184,179       63,924

     ING AMERICAN FUNDS GROWTH
          AUV at Beginning of Period                 $10.00 (8)
          AUV at End of Period                       $10.75
          Number of Accumulation Units
             Outstanding at End of Period           882,976

     ING AMERICAN FUNDS GROWTH-INCOME
          AUV at Beginning of Period                 $10.00 (8)
          AUV at End of Period                       $10.96
          Number of Accumulation Units
             Outstanding at End of Period           709,118

     ING AMERICAN FUNDS INTERNATIONAL
          AUV at Beginning of Period                 $10.00 (8)
          AUV at End of Period                       $11.59
          Number of Accumulation Units
             Outstanding at End of Period           296,661


Landmark -133976                    A31

                                                     2003        2002        2001
                                                 -------------------------------------

     ING CAPITAL GUARDIAN LARGE CAP VALUE
          AUV at Beginning of Period                  $7.37       $9.88       $10.51 (1)
          AUV at End of Period                        $9.87       $7.37        $9.88
          Number of Accumulation Units
             Outstanding at End of Period         2,105,767     916,295      261,939

     ING CAPITAL GUARDIAN MANAGED GLOBAL
          AUV at Beginning of Period                 $12.82      $16.41       $19.19 (1)
          AUV at End of Period                       $17.11      $12.82       $16.41
          Number of Accumulation Units
             Outstanding at End of Period           451,642     210,411       72,320

     ING CAPITAL GUARDIAN SMALL CAP
          AUV at Beginning of Period                 $12.50      $17.12       $17.51 (1)
          AUV at End of Period                       $17.18      $12.50       $17.12
          Number of Accumulation Units
             Outstanding at End of Period           734,792     350,649       77,139

     ING DEVELOPING WORLD
          AUV at Beginning of Period                  $6.02       $6.89        $7.32 (1)
          AUV at End of Period                        $8.64       $6.02        $6.89
          Number of Accumulation Units
             Outstanding at End of Period           251,031      87,622       52,358

     ING EAGLE ASSET VALUE EQUITY
          AUV at Beginning of Period                 $14.15      $17.43       $19.13 (1)
          AUV at End of Period                       $17.35      $14.15       $17.43
          Number of Accumulation Units
             Outstanding at End of Period           228,990     131,099       34,231

     ING FMRSM DIVERSIFIED MID--CAP
          AUV at Beginning of Period                  $7.12       $9.01        $9.46 (1)
          AUV at End of Period                        $9.30       $7.12        $9.01
          Number of Accumulation Units
             Outstanding at End of Period           724,929     492,026       76,525

     ING GET FUND -- SERIES V
          AUV at Beginning of Period                 $10.00 (6)
          AUV at End of Period                        $9.68
          Number of Accumulation Units
             Outstanding at End of Period           108,973

     ING GET U.S. CORE PORTFOLIO - SERIES 1
          AUV at Beginning of Period                 $10.00 (6)
          AUV at End of Period                       $10.21
          Number of Accumulation Units
             Outstanding at End of Period            17,037

     ING GOLDMAN SACHS INTERNET TOLLKEEPER
          AUV at Beginning of Period                  $4.59       $7.58       $10.00 (1)
          AUV at End of Period                        $6.34       $4.59        $7.58
          Number of Accumulation Units
             Outstanding at End of Period           305,817     141,023       23,594

     ING HARD ASSETS
          AUV at Beginning of Period                 $12.71      $12.88       $15.16 (1)
          AUV at End of Period                       $18.94      $12.71       $12.88
          Number of Accumulation Units
             Outstanding at End of Period           147,526      43,248        2,531

     ING INTERNATIONAL EQUITY
          AUV at Beginning of Period                  $6.87       $8.37        $9.74 (3)
          AUV at End of Period                        $8.69       $6.87        $8.37
          Number of Accumulation Units
             Outstanding at End of Period           291,624     132,383        2,399


Landmark -133976                     A32

                                                     2003        2002        2001
                                                 -------------------------------------

     ING JANUS GROWTH AND INCOME
          AUV at Beginning of Period                  $6.94       $8.79        $9.64 (1)
          AUV at End of Period                        $8.32       $6.94        $8.79
          Number of Accumulation Units
             Outstanding at End of Period           854,803     584,691      164,770

     ING JANUS SPECIAL EQUITY
          AUV at Beginning of Period                  $5.98       $8.25        $8.97 (1)
          AUV at End of Period                        $8.81       $5.98        $8.25
          Number of Accumulation Units
             Outstanding at End of Period           149,245      96,355       38,065

     ING JENNISON EQUITY OPPORTUNITIES
          AUV at Beginning of Period                 $13.94      $20.13       $22.86 (1)
          AUV at End of Period                       $17.90      $13.94       $20.13
          Number of Accumulation Units
             Outstanding at End of Period           185,364     132,556       41,070

     ING JP MORGAN FLEMING INTERNATIONAL
          AUV at Beginning of Period                 $10.00 (8)
          AUV at End of Period                       $11.85
          Number of Accumulation Units
             Outstanding at End of Period            22,489

     ING JP MORGAN FLEMING SMALLCAP
          AUV at Beginning of Period                  $7.81      $10.00 (4)
          AUV at End of Period                       $10.26       $7.81
          Number of Accumulation Units
             Outstanding at End of Period           260,352      37,674

     ING JULIUS BAER FOREIGN
          AUV at Beginning of Period                  $8.19      $10.00 (4)
          AUV at End of Period                       $10.51       $8.19
          Number of Accumulation Units
             Outstanding at End of Period           128,362       6,369

     ING LIMITED MATURITY BOND
          AUV at Beginning of Period                 $18.23      $17.36       $16.70 (1)
          AUV at End of Period                       $18.35      $18.23       $17.36
          Number of Accumulation Units
             Outstanding at End of Period           390,766     187,662       63,527

     ING LIQUID ASSETS
          AUV at Beginning of Period                 $14.33      $14.43       $14.34 (1)
          AUV at End of Period                       $14.13      $14.33       $14.43
          Number of Accumulation Units
             Outstanding at End of Period           735,857     514,409      261,606

     ING MARSICO GROWTH
          AUV at Beginning of Period                 $10.02      $14.53       $18.99 (1)
          AUV at End of Period                       $13.02      $10.02       $14.53
          Number of Accumulation Units
             Outstanding at End of Period           845,399     311,442      126,140

     ING MERCURY FOCUS VALUE
          AUV at Beginning of Period                  $8.33      $10.00 (4)
          AUV at End of Period                       $10.70       $8.33
          Number of Accumulation Units
             Outstanding at End of Period            99,430      15,878

     ING MERCURY FUNDAMENTAL GROWTH
          AUV at Beginning of Period                  $7.94      $10.00 (4)
          AUV at End of Period                        $9.86       $7.94
          Number of Accumulation Units
             Outstanding at End of Period            38,135       8,896

     ING MFS MID CAP GROWTH
          AUV at Beginning of Period                 $15.16      $30.25       $39.25 (1)
          AUV at End of Period                       $20.65      $15.16       $30.25
          Number of Accumulation Units
             Outstanding at End of Period           527,276     309,801       93,233


Landmark -133976                     A33

                                                     2003        2002        2001
                                                 -------------------------------------

     ING MFS RESEARCH
          AUV at Beginning of Period                 $14.27      $19.40       $23.11 (1)
          AUV at End of Period                       $17.41      $14.27       $19.40
          Number of Accumulation Units
             Outstanding at End of Period           360,253     215,283       85,348

     ING MFS TOTAL RETURN
          AUV at Beginning of Period                 $18.14      $19.52       $20.00 (1)
          AUV at End of Period                       $20.73      $18.14       $19.52
          Number of Accumulation Units
             Outstanding at End of Period         1,114,951     687,305      203,036

     ING PIMCO CORE BOND
          AUV at Beginning of Period                 $11.98      $11.26       $10.88 (1)
          AUV at End of Period                       $12.29      $11.98       $11.26
          Number of Accumulation Units
             Outstanding at End of Period         1,262,012     836,451      221,684

     ING SALOMON BROTHERS AGGRESSIVE GROWTH
          AUV at Beginning of Period                 $10.00 (8)
          AUV at End of Period                       $10.79
          Number of Accumulation Units
             Outstanding at End of Period           109,745

     ING SALOMON BROTHERS ALL CAP
          AUV at Beginning of Period                  $8.37      $11.49       $12.23 (1)
          AUV at End of Period                       $11.38       $8.37       $11.49
          Number of Accumulation Units
             Outstanding at End of Period         1,445,599     892,250      225,937

     ING SALOMON BROTHERS INVESTORS
          AUV at Beginning of Period                  $7.91      $10.48       $11.47 (1)
          AUV at End of Period                       $10.16       $7.91       $10.48
          Number of Accumulation Units
             Outstanding at End of Period           474,812     294,205      136,482

     ING T. ROWE PRICE CAPITAL APPRECIATION
          AUV at Beginning of Period                 $25.28      $25.70       $25.59 (1)
          AUV at End of Period                       $31.00      $25.28       $25.70
          Number of Accumulation Units
             Outstanding at End of Period           998,381     442,657       92,605

     ING T. ROWE PRICE EQUITY INCOME
          AUV at Beginning of Period                 $18.50      $21.77       $22.19 (1)
          AUV at End of Period                       $22.67      $18.50       $21.77
          Number of Accumulation Units
             Outstanding at End of Period           860,125     425,112      107,272

     ING VAN KAMPEN EQUITY GROWTH
          AUV at Beginning of Period                  $7.78      $10.00 (4)
          AUV at End of Period                        $9.42       $7.78
          Number of Accumulation Units
             Outstanding at End of Period           138,420      10,422

     ING VAN KAMPEN GLOBAL FRANCHISE
          AUV at Beginning of Period                  $8.80      $10.00 (4)
          AUV at End of Period                       $10.88       $8.80
          Number of Accumulation Units
             Outstanding at End of Period           200,135      40,258

     ING VAN KAMPEN GROWTH & INCOME
          AUV at Beginning of Period                 $17.01      $20.39       $21.68 (1)
          AUV at End of Period                       $21.30      $17.01       $20.39
          Number of Accumulation Units
             Outstanding at End of Period           424,242     180,352       51,722

     ING VAN KAMPEN REAL ESTATE
          AUV at Beginning of Period                 $25.38      $25.87       $24.17 (1)
          AUV at End of Period                       $34.22      $25.38       $25.87
          Number of Accumulation Units
             Outstanding at End of Period           182,707      77,757        7,350


Landmark -133976                     A34

                                                     2003        2002        2001
                                                 -------------------------------------

     ING VP BOND PORTFOLIO
          AUV at Beginning of Period                 $10.59      $10.00 (4)
          AUV at End of Period                       $11.00      $10.59
          Number of Accumulation Units
             Outstanding at End of Period           182,945      20,543

     ING VP GROWTH OPPORTUNITIES
          AUV at Beginning of Period                  $5.20       $7.75       $10.11 (1)
          AUV at End of Period                        $6.74       $5.20        $7.75
          Number of Accumulation Units
             Outstanding at End of Period           137,234      68,491        6,269

     ING VP INDEX PLUS LARGE CAP
          AUV at Beginning of Period                 $10.00 (7)
          AUV at End of Period                        $8.82
          Number of Accumulation Units
             Outstanding at End of Period           247,476

     ING VP MAGNACAP
          AUV at Beginning of Period                  $7.02       $9.31       $10.11 (1)
          AUV at End of Period                        $8.98       $7.02        $9.31
          Number of Accumulation Units
             Outstanding at End of Period            60,421      41,229       10,474

     ING VP SMALLCAP OPPORTUNITIES
          AUV at Beginning of Period                  $4.57       $8.29       $10.01 (1)
          AUV at End of Period                        $6.19       $4.57        $8.29
          Number of Accumulation Units
             Outstanding at End of Period           521,035     249,714       45,115

     ING VP WORLDWIDE GROWTH
          AUV at Beginning of Period                  $5.11       $6.94        $8.34 (1)
          AUV at End of Period                        $6.46       $5.11        $6.94
          Number of Accumulation Units
             Outstanding at End of Period           252,106     138,853       46,282

     INVESCO VIF HEALTH SCIENCES
          AUV at Beginning of Period                  $7.57      $10.24       $10.00 (2)
          AUV at End of Period                        $9.47       $7.57       $10.24
          Number of Accumulation Units
             Outstanding at End of Period           324,507     151,077          466

     INVESCO VIF LEISURE FUND
          AUV at Beginning of Period                  $8.40      $10.00 (4)
          AUV at End of Period                       $10.58       $8.40
          Number of Accumulation Units
             Outstanding at End of Period           125,871      40,592

     INVESCO VIF FINANCIAL SERVICES
          AUV at Beginning of Period                  $7.78       $9.33       $10.00 (2)
          AUV at End of Period                        $9.87       $7.78        $9.33
          Number of Accumulation Units
             Outstanding at End of Period           144,891      84,291        3,260

     INVESCO VIF UTILITIES
          AUV at Beginning of Period                  $6.30       $8.08       $10.00 (2)
          AUV at End of Period                        $7.25       $6.30        $8.08
          Number of Accumulation Units
             Outstanding at End of Period           131,724      52,671           --

     JENNISON PORTFOLIO
          AUV at Beginning of Period                  $4.19       $6.22        $7.19 (1)
          AUV at End of Period                        $5.32       $4.19        $6.22
          Number of Accumulation Units
             Outstanding at End of Period           449,625     265,344       70,772


Landmark -133976                   A35

                                                     2003        2002        2001
                                                 -------------------------------------

     PIMCO HIGH YIELD PORTFOLIO
          AUV at Beginning of Period                  $9.52       $9.84        $9.79 (1)
          AUV at End of Period                       $11.45       $9.52        $9.84
          Number of Accumulation Units
             Outstanding at End of Period         1,314,393     423,832      118,177

     PIMCO STOCKSPLUS GROWTH & INCOME
          AUV at Beginning of Period                  $7.79       $9.97       $10.95 (1)
          AUV at End of Period                        $9.94       $7.79        $9.97
          Number of Accumulation Units
             Outstanding at End of Period           255,345     218,962       61,575

     PIONEER FUND VCT
          AUV at Beginning of Period                  $7.39       $9.35       $10.00 (2)
          AUV at End of Period                        $8.94       $7.39        $9.35
          Number of Accumulation Units
             Outstanding at End of Period           342,392      57,294           --

     PIONEER MID CAP VALUE
          AUV at Beginning of Period                  $9.29      $10.70       $10.00 (2)
          AUV at End of Period                       $12.46       $9.29       $10.70
          Number of Accumulation Units
             Outstanding at End of Period           732,031     145,463           --

     PROFUND VP BULL
          AUV at Beginning of Period                  $6.59       $8.85       $10.00 (1)
          AUV at End of Period                        $8.10       $6.59        $8.85
          Number of Accumulation Units
             Outstanding at End of Period            83,177      23,783        1,814

     PROFUND VP EUROPE 30
          AUV at Beginning of Period                  $5.98       $8.23       $10.05 (1)
          AUV at End of Period                        $8.12       $5.98        $8.23
          Number of Accumulation Units
             Outstanding at End of Period             67213      17,650           --

     PROFUND VP RISING RATES OPPORTUNITY
          AUV at Beginning of Period                 $10.00 (9)
          AUV at End of Period                        $9.34
          Number of Accumulation Units
             Outstanding at End of Period            26,719

     PROFUND VP SMALL CAP
          AUV at Beginning of Period                  $7.13       $9.39       $10.00 (1)
          AUV at End of Period                        $9.96       $7.13        $9.39
          Number of Accumulation Units
             Outstanding at End of Period           255,439      68,579       12,110

     SP JENNISON INTERNATIONAL GROWTH
          AUV at Beginning of Period                  $4.05       $5.36        $7.29 (1)
          AUV at End of Period                        $5.52       $4.05        $5.36
          Number of Accumulation Units
             Outstanding at End of Period           640,197     156,994       86,394

     FOOTNOTES
     (1)  Fund First Available during May 2001
     (2)  Fund First Available during November 2001
     (3)  Fund First Available during December 2001
     (4)  Fund First Available during May 2002
     (5)  Fund First Available during April 2003
     (6)  Fund First Available during June 2003
     (7)  Fund First Available during August 2003
     (8)  Fund First Available during September 2003
     (9)  Fund First Available during October 2003
     (10) Fund First Available during November 2003
     (11) Fund First Available during December 2003


Landmark -133976                    A36

--------------------------------------------------------------------------------
APPENDIX B
--------------------------------------------------------------------------------


                            The Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as "Master-Feeder" or "LifeStyle Funds". Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.


List of Fund Name Changes
--------------------------------------------------------------------------------

Former Fund Name                                      Current Fund Name
ING Goldman Sachs Internet Tollkeeper Portfolio       ING Goldman Sachs Tollkeeper Portfolio

ING Mercury Fundamental Growth Portfolio              ING Mercury LargeCap Growth Portfolio

ING MFS Research Portfolio                            ING Oppenheimer Main Street Portfolio

ING VP Bond Portfolio                                 ING VP Intermediate Bond Portfolio

INVESCO VIF - Leisure Fund                            AIM V.I. Leisure Fund

INVESCO VIF - Utilities Fund                          AIM V.I. Utilities Fund


Landmark - 133976                     B1

Fund Name and
Investment Adviser/Subadviser                         Investment Objective
--------------------------------------------------------------------------------------------------------
ING Investors Trust
      7337 E. Doubletree Ranch Road,
      Scottsdale, AZ  85258
--------------------------------------------------------------------------------------------------------
ING AIM Mid Cap Growth Portfolio (Class S)            Seeks capital appreciation. The Portfolio seeks
                                                      to meet its objective by investing, normally, at
   Investment Adviser:  Directed Services, Inc.       least 80% of its assets in equity securities of
   Investment Subadviser: A I M Capital Management,   mid-capitalization companies.
   Inc.
--------------------------------------------------------------------------------------------------------
ING Alliance Mid Cap Growth Portfolio                 Seeks long-term total return. The Portfolio
   (Class S)                                          invests primarily in common stocks of middle
                                                      capitalization companies. The Portfolio normally
   Investment Adviser: Directed Services, Inc.        invests substantially all of its assets in
   Investment Subadviser: Alliance Capital            high-quality common stocks that Alliance expects
   Management, L.P.                                   to increase in value.
--------------------------------------------------------------------------------------------------------
ING American Funds Growth Portfolio                   Seeks to make your investment grow.  The
                                                      Portfolio operates as a "feeder fund" which
   Investment Adviser: ING Investments, LLC           invests all of its assets in the "master fund"
   Investment Subadviser: Capital Research and        which is Class 2 shares of the Growth Fund, a
   Management Company                                 series of American Funds Insurance Series(R), a
                                                      registered open-end investment company.  The
                                                      master fund invests primarily in common stocks
                                                      of companies that appear to offer superior
                                                      opportunities for growth of capital.  The
                                                      Growth Fund is designed for investors seeking
                                                      long-term capital appreciation through stocks.
--------------------------------------------------------------------------------------------------------
ING American Funds Growth-Income Portfolio            Seeks to make your investment grow and provide
                                                      you with income over time.  The Portfolio
   Investment Adviser:  ING Investments, LLC          operates as a "feeder fund" which invests all
   Investment Subadviser:  Capital Research and       of its assets in the "master fund" which is
   Management Company                                 Class 2 shares of the Growth-Income Fund, a
                                                      series of American Funds Insurance Series(R), a
                                                      registered open-end investment company.  The
                                                      master fund invests primarily in common stocks
                                                      or other securities which demonstrate the
                                                      potential for appreciation and/or dividends.
                                                      The Growth-Income Fund is designed for
                                                      investors seeking both capital appreciation and
                                                      income.
--------------------------------------------------------------------------------------------------------
ING American Funds International Portfolio            Seeks to make your investment grow over time.
                                                      The Portfolio operates as a "feeder fund" which
   Investment Adviser:  ING Investments, LLC          invests all of its assets in the "master fund"
   Investment Subadviser:  Capital Research and       which is Class 2 shares of the International
   Management Company                                 Fund, a series of American Funds Insurance
                                                      Series(R), a registered open-end investment
                                                      company.  The master fund invests primarily in
                                                      common stocks of companies located outside the
                                                      United States.  The International Fund is
                                                      designed for investors seeking capital
                                                      appreciation through stocks.
--------------------------------------------------------------------------------------------------------
ING Capital Guardian Large Cap Value Portfolio        Seeks long-term growth of capital and income.
   (Class S)                                          The Portfolio Manager seeks to achieve the
                                                      Portfolio's investment objective by investing,
   Investment Adviser:  Directed Services, Inc.       under normal market conditions, at least 80% of
   Investment Subadviser: Capital Guardian Trust      its assets in equity and equity-related
   Company                                            securities of companies with market
                                                      capitalizations greater than $1 billion at the
                                                      time of investment.
--------------------------------------------------------------------------------------------------------


Landmark - 133976                     B-2

Fund Name and
Investment Adviser/Subadviser                         Investment Objective
--------------------------------------------------------------------------------------------------------
ING Capital Guardian Managed Global Portfolio         Seeks capital appreciation. Current income is
   (Class S)                                          only an incidental consideration. This portfolio
                                                      is not diversified. The Portfolio invests
   Investment Adviser:  Directed Services, Inc.       primarily in common stocks traded in securities
   Investment Subadviser: Capital Guardian Trust      markets throughout the world. The Portfolio may
   Company                                            invest up to 100% of its total assets in
                                                      securities traded in securities markets outside
                                                      the United States. The Portfolio generally
                                                      invests at least 65% of its total assets in at
                                                      least three different countries, one of which
                                                      may be the United States.
--------------------------------------------------------------------------------------------------------
ING Capital Guardian Small Cap Portfolio              Seeks long-term capital appreciation. The
   (Class S)                                          Portfolio invests at least 80% of its assets in
                                                      equity securities of small capitalization
   Investment Adviser:  Directed Services, Inc.       ("small-cap") companies.
   Investment Subadviser: Capital Guardian Trust
   Company
--------------------------------------------------------------------------------------------------------
ING Developing World Portfolio (Class S)              Seeks capital appreciation.  The Portfolio
                                                      normally invests at least 80% of its assets in
   Investment Adviser:  Directed Services, Inc.       securities of issuers located in at least three
   Investment Subadviser: ING Investment Management   countries with emerging securities markets.  The
   Advisors B.V.                                      Portfolio may invest up to 20% of its assets in
                                                      securities of U.S. and other developed market
                                                      issuers, including investment-grade debt
                                                      securities of U.S. issuers.
--------------------------------------------------------------------------------------------------------
ING Eagle Asset Capital Appreciation Portfolio
   (Class S)                                          Seeks capital appreciation. Dividend income is a
   (formerly ING Eagle Asset Value Equity Portfolio)  secondary objective. The Portfolio normally invests at least 80% of its assets in equity
   Investment Adviser:  Directed Services, Inc.       securities of domestic and foreign issuers that
   Investment Subadviser: Eagle Asset Management,     meet quantitative standards relating to
   Inc.                                               financial soundness and high intrinsic value
                                                      relative to price.
--------------------------------------------------------------------------------------------------------
ING Evergreen Health Sciences Portfolio               A nondiversified Portfolio that seeks long-term
   (Class S)                                          capital growth.  The Portfolio normally invests
                                                      at least 80% of its assets in the equity
   Investment Adviser: Directed Services, Inc.        securities of healthcare companies.  The
   Investment Subadviser: Evergreen Investment        Portfolio may invest in securities of relatively
   Management Co., Inc.                               well-known and large companies as well as small-
                                                      and medium- sized companies.
--------------------------------------------------------------------------------------------------------
ING Evergreen Omega Portfolio (Class S)               Seeks long-term capital growth.  The Portfolio
                                                      invests primarily in common stocks and
   Investment Adviser: Directed Services, Inc.        securities convertible into common stocks of
   Investment Subadviser: Evergreen Investment        U.S. companies across all market
   Management Co., Inc.                               capitalizations.  The Portfolio may temporarily
                                                      invest up to 100% of its assets in high quality
                                                      money market instruments in order to protect the
                                                      value of the portfolio in response to adverse
                                                      economic, political or market conditions.
--------------------------------------------------------------------------------------------------------
ING FMR(SM) Diversified Mid Cap Portfolio             Seeks long-term growth of capital. The Portfolio
   (Class S)                                          Manager normally invests the Portfolio's assets
                                                      primarily in common stocks. The Portfolio
   Investment Adviser:  Directed Services, Inc.       Manager normally invests at least 80% of the
   Investment Subadviser: Fidelity Management &       Portfolio's assets in securities of companies
   Research Co.                                       with medium market capitalizations.
--------------------------------------------------------------------------------------------------------


Landmark - 133976                     B-3

Fund Name and
Investment Adviser/Subadviser                         Investment Objective
--------------------------------------------------------------------------------------------------------
ING Goldman Sachs Tollkeeper(SM) Portfolio*           Seeks long-term growth of capital. The Portfolio
   (Class S)                                          invests, under normal circumstances, at least
   (formerly ING Goldman Sachs Internet Tollkeeper    80% of its net assets plus any borrowings for
      Pportfoliio)                                    investment purposes (measured at time of
    * Goldman Sachs Tollkeeper(SM) is a service       investment) in equity investments in
      mark of Goldman Sachs & Co.                     "Tollkeeper" companies, which are  high-quality
                                                      technology, media, or service companies that
   Investment Adviser:  Directed Services, Inc.       adopt or use technology to improve cost
   Investment Subadviser: Goldman Sachs Asset         structure, revenue opportunities or competitive
   Management, L.P.                                   advantage.  The Portfolio seeks to achieve its
                                                      investment objective by investing in equity
                                                      investments of companies that the Portfolio
                                                      Manager believes are well-positioned to benefit
                                                      from the proliferation of technology.
--------------------------------------------------------------------------------------------------------
ING Hard Assets Portfolio (Class S)                   A nondiversified Portfolio that seeks long-term
                                                      capital appreciation. The Portfolio normally
   Investment Adviser:  Directed Services, Inc.       invests at least 80% of its assets in the
   Investment Subadviser: Baring International        equities of producers of commodities.
   Investment Limited
--------------------------------------------------------------------------------------------------------
ING International Portfolio (Class S)                 Seeks long-term growth of capital. Under normal
                                                      conditions, the Portfolio invests at least 80%
   Investment Adviser:  Directed Services, Inc.       of its net assets and borrowings for investment
   Investment Subadviser: ING Investment Management   purposes in equity securities of issuers located
   Co.                                                in countries outside of the United States.
--------------------------------------------------------------------------------------------------------
ING Janus Special Equity Portfolio (Class S)          A nondiversified Portfolio that seeks capital
                                                      appreciation. The Portfolio invests, under
   Investment Adviser:  Directed Services, Inc.       normal circumstances, at least 80% of its net
   Investment Subadviser: Janus Capital Management,   assets (plus borrowings for investment purposes)
   LLC                                                in equity securities with the potential for
                                                      long-term growth of capital.
--------------------------------------------------------------------------------------------------------
ING Jennison Equity Opportunities Portfolio           Seeks long-term capital growth. The Portfolio
   (Class S)                                          normally invests at least 80% of its net assets
                                                      (plus any borrowings for investment purposes) in
   Investment Adviser:  Directed Services, Inc.       attractively valued equity securities of
   Investment Subadviser: Jennison Associates, LLC    companies with current or emerging earnings
                                                      growth the Portfolio Manager believes to be not
                                                      fully appreciated or recognized by the market.
--------------------------------------------------------------------------------------------------------
ING JPMorgan Small Cap Equity Portfolio               A nondiversified Portfolio that seeks capital
   (Class S)                                          growth over the long term. Under normal market
   (formerly ING JP Morgan Fleming Small Cap Equity   conditions, the Portfolio invests at least 80%
   Portfolio)                                         of its total assets in equity securities of
                                                      small-cap companies.
   Investment Adviser:  Directed Services, Inc.
   Investment Subadviser: J.P. Morgan Investment
   Management Inc.
--------------------------------------------------------------------------------------------------------
ING Julius Baer Foreign Portfolio (Class S)           Seeks long-term growth of capital.  The
                                                      Portfolio, under normal circumstances, invests
   Investment Adviser:  Directed Services, Inc.       in a wide variety of international equity
   Investment Subadviser: Julius Baer Investment      securities issued through the world, normally
   Management LLC                                     excluding the United States.  The Portfolio
                                                      normally invests at least 80% of its assets in
                                                      equity securities tied economically to countries
                                                      outside the United States.
--------------------------------------------------------------------------------------------------------



Landmark - 133976                   B-4

Fund Name and
Investment Adviser/Subadviser                         Investment Objective
--------------------------------------------------------------------------------------------------------
ING Legg Mason Value Portfolio (Class S)              Seeks long-term growth of capital. The Portfolio
   (formerly ING Janus Growth and Income Portfolio)   normally invests in equity securities that offer
                                                      the potential for capital growth.  The Portfolio
   Investment Adviser:  Directed Services, Inc.       may also invest in companies with market
   Investment Subadviser:  Legg Mason Funds           capitalizations greater than $5 billion, but may
   Management, Inc.                                   invest in companies of any size.  The Portfolio
                                                      may also invest up to 25% of its total assets in
                                                      long-term debt securities.
--------------------------------------------------------------------------------------------------------
ING LifeStyle Aggressive Growth Portfolio             Seeks to provide growth of capital.  The
                                                      Portfolio invests in a combination of ING
   Investment Adviser:  ING Investments, LLC          portfolios according to a fixed formula that
                                                      over time should reflect an allocation of
                                                      approximately 100% in equity securities. Please
                                                      see below for a list of portfolios that may be
                                                      included in one or more of the ING LifeStyle
                                                      Portfolios.
--------------------------------------------------------------------------------------------------------
ING LifeStyle Growth Portfolio                        Seeks to provide growth of capital and some
                                                      current income.  The Portfolio invests in a
   Investment Adviser:  ING Investments, LLC          combination of ING portfolios according to a
                                                      fixed formula that over time should reflect an
                                                      allocation of approximately 80% in equity
                                                      securities and 20% in fixed income securities.
                                                      Please see below for a list of portfolios that
                                                      may be included in one or more of the ING
                                                      LifeStyle Portfolios.
--------------------------------------------------------------------------------------------------------
ING LifeStyle Moderate Growth Portfolio               Seeks to provide growth of capital and a low to
                                                      moderate level of current income.  The Portfolio
   Investment Adviser:  ING Investments, LLC          invests in a combination of ING portfolios
                                                      according to a fixed formula that over time
                                                      should reflect an allocation of approximately
                                                      65% in equity securities and 35% in fixed income
                                                      securities. Please see below for a list of
                                                      portfolios that may be included in one or more
                                                      of the ING LifeStyle Portfolios.
--------------------------------------------------------------------------------------------------------
ING LifeStyle Moderate Portfolio                      Seeks to provide growth and capital and current
                                                      income.  The Portfolio invests in a combination
   Investment Adviser:  ING Investments, LLC          of ING portfolios according to a fixed formula
                                                      that over time should reflect an allocation of
                                                      approximately 50% in equity securities and 50%
                                                      in fixed income securities. Please see below for
                                                      a list of portfolios that may be included in one
                                                      or more of the ING LifeStyle Portfolios.
--------------------------------------------------------------------------------------------------------
ING Liquid Assets Portfolio (Class S)                 Seeks high level of current income consistent
                                                      with the preservation of capital and liquidity.
   Investment Adviser:  Directed Services, Inc.       The Portfolio Manager strives to maintain a
   Investment Subadviser: ING Investment Management   stable $1 per share net asset value and its
   Co.                                                investment strategy focuses on safety of
                                                      principal, liquidity and yield, in order of
                                                      importance, to achieve this goal.
--------------------------------------------------------------------------------------------------------
ING Marsico Growth Portfolio (Class S)                Seeks capital appreciation. The Portfolio
                                                      invests primarily in equity securities selected
   Investment Adviser:  Directed Services, Inc.       for their growth potential. The Portfolio may
   Investment Subadviser: Marsico Capital             invest in companies of any size, from larger,
   Management, LLC                                    well-established companies to smaller, emerging
                                                      growth companies.
--------------------------------------------------------------------------------------------------------


Landmark - 133976                     B-5

Fund Name and
Investment Adviser/Subadviser                         Investment Objective
--------------------------------------------------------------------------------------------------------
ING Mercury Focus Value Portfolio (Class S)           Seeks long-term growth of capital. The Portfolio
                                                      invests primarily in a diversified portfolio
   Investment Adviser:  Directed Services, Inc.       consisting of equity securities that the
   Investment Subadviser: Mercury Advisors            Portfolio Manager believes are undervalued
                                                      relative to its assessment of the current or
                                                      prospective condition of the issuer.
--------------------------------------------------------------------------------------------------------
ING Mercury LargeCap Growth Portfolio (Class S)       Seeks long-term growth of capital. The Portfolio
   (formerly ING Mercury Fundamental Growth           invests  at least 80% of its assets in equity
    Portfolio)                                        securities of large capitalization companies.
                                                      The Portfolio will provide shareholders with at
   Investment Adviser:  Directed Services, Inc.       least 60 days' prior notice of any changes in
   Investment Subadviser: Mercury Advisors            this investment strategy.  The Portfolio will
                                                      invest primarily in equity securities of
                                                      companies located in the United States that the
                                                      Portfolio Manager believes have good prospects
                                                      for earnings growth.
--------------------------------------------------------------------------------------------------------
ING MFS Mid Cap Growth Portfolio (Class S)            A nondiversified Portfolio that seeks long-term
                                                      growth of capital. The Portfolio normally
   Investment Adviser:  Directed Services, Inc.       invests at least 80% of its net assets in common
   Investment Subadviser: Massachusetts Financial     stocks and related securities (such as preferred
   Services Company                                   stocks, convertible securities and depositary
                                                      receipts) of companies with medium market
                                                      capitalizations (or "mid-cap companies") which
                                                      the Portfolio Manager believes have
                                                      above-average growth potential.
--------------------------------------------------------------------------------------------------------
ING MFS Total Return Portfolio (Class S)              Seeks above-average income (compared to a
                                                      portfolio entirely invested in equity
   Investment Adviser:  Directed Services, Inc.       securities) consistent with the prudent
   Investment Subadviser: Massachusetts Financial     employment of capital. Secondarily seeks
   Services Company                                   reasonable opportunity for growth of capital and
                                                      income. The Portfolio invests in a combination
                                                      of equity and fixed income securities.
--------------------------------------------------------------------------------------------------------
ING Oppenheimer Main Street Portfolio (Class S)       Seeks long-term growth of capital and future
   (formerly ING MFS Research Portfolio)              income. The Portfolio currently invests mainly
                                                      in common stocks of U.S. companies of different
   Investment Adviser:  Directed Services, Inc.       capitalization ranges, presently focusing on
   Investment Subadviser: OppenheimerFunds, Inc.      large-capitalization issuers.  It also can buy
                                                      debt securities, such as bonds and debentures,
                                                      but does not currently emphasize these
                                                      investments.
--------------------------------------------------------------------------------------------------------
ING PIMCO Core Bond Portfolio (Class S)               Seeks maximum total return, consistent with
                                                      preservation of capital and prudent investment
   Investment Adviser:  Directed Services, Inc.       management. The Portfolio is diversified and
   Investment Subadviser: Pacific Investment          seeks to achieve its investment objective by
   Management Company LLC                             investing under normal circumstances at least
                                                      80% of its net assets (plus borrowings for
                                                      investment purposes) in a diversified portfolio
                                                      of fixed income instruments of varying
                                                      maturities.
--------------------------------------------------------------------------------------------------------
ING PIMCO High Yield Portfolio (Class S)              Seeks maximum total return, consistent with
   (formerly PIMCO High Yield Portfolio)              preservation of capital and prudent investment
                                                      management.  The Portfolio normally invests at
   Investment Adviser:  Directed Services, Inc.       least 80% of its assets in a diversified
   Investment Subadviser:  Pacific Investment         portfolio of high yield securities ("junk
   Management Company LLC                             bonds") rated below investment grade but rated
                                                      at least B-.
--------------------------------------------------------------------------------------------------------



Landmark - 133976                     B-6

Fund Name and
Investment Adviser/Subadviser                         Investment Objective
--------------------------------------------------------------------------------------------------------
ING Salomon Brothers All Cap Portfolio                A nondiversified Portfolio that seeks capital
   (Class S)                                          appreciation through investment in securities
                                                      which the Subadviser believes have above-average
   Investment Adviser:  Directed Services, Inc.       capital appreciation potential. The Portfolio
   Investment Subadviser: Salomon Brothers Asset      invests primarily in common stocks and common
   Management, Inc.                                   stock equivalents, such as preferred stocks and
                                                      securities convertible into common stocks, of
                                                      companies the Portfolio Manager believes are
                                                      undervalued in the marketplace.
--------------------------------------------------------------------------------------------------------
ING Salomon Brothers Investors Portfolio              Seeks long-term growth of capital. Secondarily
   (Class S)                                          seeks current income. The Portfolio invests
                                                      primarily in equity securities of U.S.
   Investment Adviser:  Directed Services, Inc.       companies. The Portfolio may also invest in
   Investment Subadviser: Salomon Brothers Asset      other equity securities. To a lesser degree, the
   Management, Inc.                                   Portfolio invests in income producing securities
                                                      such as debt securities.
--------------------------------------------------------------------------------------------------------
ING T. Rowe Price Capital Appreciation Portfolio      Seeks, over the long-term, a high total
   (Class S)                                          investment return, consistent with the
                                                      preservation of capital and prudent investment
   Investment Adviser:  Directed Services, Inc.       risk. The Portfolio pursues an active asset
   Investment Subadviser: T. Rowe Price Associates,   allocation strategy whereby investments are
   Inc.                                               allocated among three asset classes - equity
                                                      securities, debt securities and money market
                                                      instruments.
--------------------------------------------------------------------------------------------------------
ING T. Rowe Price Equity Income Portfolio             Seeks substantial dividend income as well as
   (Class S)                                          long-term growth of capital. The Portfolio
                                                      normally invests at least 80% of its assets in
   Investment Adviser:  Directed Services, Inc.       common stocks, with 65% in the common stocks of
   Investment Subadviser: T. Rowe Price Associates,   well-established companies paying above-average
   Inc.                                               dividends. The Portfolio may also invest in
                                                      convertible securities, warrants and preferred
                                                      stocks, foreign securities, debt securities
                                                      including high-yield debt securities and future
                                                      and options.
--------------------------------------------------------------------------------------------------------
ING UBS U.S. Balanced Portfolio (Class S)             Seeks to maximize total return over the long
                                                      term by allocating its assets among stocks,
   Investment Adviser:  Directed Services, Inc.       bonds, short-term instruments and other
   Investment Subadviser: UBS Global Asset            investments. The Portfolio Manager allocates the
   Management (Americas) Inc.                         Portfolio's assets among the following classes,
                                                      or types, of investments: stocks, bonds, and
                                                      short-term money market debt obligations.
--------------------------------------------------------------------------------------------------------
ING Van Kampen Equity Growth Portfolio (Class S)      Seeks long-term capital appreciation. The
                                                      Portfolio Manager seeks to maximize long-term
   Investment Adviser:  Directed Services, Inc.       capital appreciation by investing primarily in
   Investment Subadviser: Van Kampen                  growth-oriented equity securities of
                                                      large-capitalization U.S. and, to a limited
                                                      extent, foreign companies that are listed on
                                                      U.S. exchanges or traded in U.S. markets.
--------------------------------------------------------------------------------------------------------
ING Van Kampen Global Franchise Portfolio (Class S)   A nondiversified Portfolio that seeks long-term
                                                      capital appreciation. The Portfolio Manager
   Investment Adviser:  Directed Services, Inc.       invests primarily in equity securities of
   Investment Subadviser: Van Kampen                  issuers located throughout the world that it
                                                      believes have, among other things, resilient
                                                      business franchises and growth potential. The
                                                      Portfolio may invest of in the securities of
                                                      companies of any size.
--------------------------------------------------------------------------------------------------------


Landmark - 133976                    B-7

Fund Name and
Investment Adviser/Subadviser                         Investment Objective
--------------------------------------------------------------------------------------------------------
ING Van Kampen Growth and Income Portfolio            Seeks long-term growth of capital and income.
   (Class S)                                          Under normal market conditions, the Portfolio
                                                      Manager seeks to achieve the Portfolio's
   Investment Adviser:  Directed Services, Inc.       investment objective by investing primarily in
   Investment Subadviser: Van Kampen                  what it believes to be income-producing equity
                                                      securities, including common stocks and
                                                      convertible securities; although investments are
                                                      also made in non-convertible preferred stocks
                                                      and debt securities rated "investment grade,"
                                                      which are securities rated within the four
                                                      highest grades assigned by Standard & Poor's
                                                      ("S&P") or by Moody's Investors Service, Inc.
                                                      ("Moody's").
--------------------------------------------------------------------------------------------------------
ING Van Kampen Real Estate Portfolio                  A nondiversified Portfolio that seeks capital
   (Class S)                                          appreciation. Secondarily seeks current income.
                                                      The Portfolio invests at least 80% of its assets
   Investment Adviser:  Directed Services, Inc.       in equity securities of companies in the U.S.
   Investment Subadviser: Van Kampen                  real estate industry that are listed on national
                                                      exchanges or the National Association of
                                                      Securities Dealers Automated Quotation System
                                                      ("NASDAQ").
--------------------------------------------------------------------------------------------------------
ING Partners, Inc.
     151 Farmington Avenue, Hartford, CT  06156-8962
--------------------------------------------------------------------------------------------------------
ING JPMorgan Fleming International Portfolio          Seeks long-term growth of capital. Invests
   (Service Class)                                    primarily (at least 65% of total assets) in the
                                                      equity securities of foreign companies that the
   Investment Adviser: ING Life Insurance and         subadviser believes have high growth potential.
   Annuity Company                                    Will normally invest in securities of at least
   Investment Subadviser: J.P. Morgan Fleming Asset   three different countries other than the U.S.
   Management (London) Ltd.                           and will invest in both developed and developing
                                                      markets.

--------------------------------------------------------------------------------------------------------
ING Salomon Brothers Aggressive Growth Portfolio      Seeks long-term growth of capital. Invests
   (Service Class)                                    primarily (at least 80% of net assets under
                                                      normal circumstances) in common stocks and
   Investment Adviser: ING Life Insurance and         related securities, such as preferred stocks,
   Annuity Company                                    convertible securities and depositary receipts,
   Investment Subadviser: Salomon Brothers Asset      of emerging growth companies.
   Management Inc.
--------------------------------------------------------------------------------------------------------
ING Variable Insurance Trust
   7337 E. Doubletree Ranch Road,
   Scottsdale, AZ  85258
--------------------------------------------------------------------------------------------------------
ING VP Worldwide Growth Portfolio                     Seeks long-term capital appreciation. A
                                                      nondiversified Portfolio that under normal
   Investment Adviser:  ING Investments, LLC          conditions, invests at least 65% of net assets
   Investment Subadviser:  ING Investment             in equity securities of issuers located in at
   Management Co.                                     least three countries, one of which may be the
                                                      U.S. Generally invests at least 75% of total
                                                      assets in common and preferred stocks, warrants
                                                      and convertible securities.
--------------------------------------------------------------------------------------------------------



Landmark - 133976                     B-8

Fund Name and
Investment Adviser/Subadviser                         Investment Objective
--------------------------------------------------------------------------------------------------------
ING Variable Portfolios, Inc.
   7337 E. Doubletree Ranch Road,
   Scottsdale, AZ  85258
--------------------------------------------------------------------------------------------------------
ING VP Index Plus LargeCap Portfolio                  Seeks to outperform the total return performance
   (Class S)                                          of the Standard & Poor's 500 Composite Stock
                                                      Price Index (S&P 500 Index), while maintaining a
   Investment Adviser:  ING Investments, LLC          market level of risk. Invests at least 80% of
   Investment Subadviser:   ING Investment            assets in stocks included in the S&P 500 Index.
   Management Co.                                     The subadviser's objective is to overweight
                                                      those stocks in the S&P 500 Index that it
                                                      believes will outperform the index and
                                                      underweight or avoid those stocks it believes
                                                      will underperform the index.
--------------------------------------------------------------------------------------------------------
ING VP Index Plus MidCap Portfolio                    Seeks to outperform the total return performance
   (Class S)                                          of the Standard & Poor's MidCap 400 Index (S&P
                                                      MidCap 400 Index), while maintaining a market
   Investment Advisor:  ING Investments, LLC          level of risk.  Invests at least 80% of assets
   Investment Subadviser:   ING Investment            in stocks included in the S&P MidCap 400 Index.
   Management Co.                                     The subadviser's objective is to overweight
                                                      those stocks in the S&P MidCap 400 Index that it
                                                      believes will outperform the index and
                                                      underweight or avoid those stocks that it
                                                      believes will underperform the index.
--------------------------------------------------------------------------------------------------------
ING VP Index Plus SmallCap Portfolio                  Seeks to outperform the total return performance
   (Class S)                                          of the Standard & Poor's SmallCap 600 Index (S&P
                                                      600 Index), while maintaining a market level of
   Investment Advisor:  ING Investments, LLC          risk.  Invests at least 80% of assets in stocks
   Investment Subadviser:  ING Investment             included in the S&P 600 Index.  The subadviser's
   Management Co.                                     objective is to overweight those stocks in the
                                                      S&P 600 Index that it believes will outperform
                                                      the index and underweight or avoid those stocks
                                                      that it believes will underperform the index.
--------------------------------------------------------------------------------------------------------
ING Variable Products Trust
   7337 E. Doubletree Ranch Road,
   Scottsdale, AZ  85258
--------------------------------------------------------------------------------------------------------
ING VP Financial Services Portfolio                   Seeks long-term capital appreciation.  Invests,
   (Class S)                                          under normal market conditions, at least 80% of
                                                      assets in equity securities and equity
   Investment Adviser:  ING Investments, LLC          equivalent securities of companies principally
   Investment Subadviser:  ING Investment             engaged in the financial services industry.  As
   Management Co.                                     a general matter, the Portfolio expects these
                                                      investments to be in common stocks of large-,
                                                      mid- and small-sized companies.  May invest
                                                      remaining 20% of assets in equity or debt
                                                      securities of financial services companies or
                                                      companies that are not financial services
                                                      companies, and in money market instruments.
--------------------------------------------------------------------------------------------------------
ING VP MagnaCap Portfolio (Class S)                   Seeks growth of capital, with dividend income as
                                                      a secondary consideration. Normally invests at
   Investment Adviser:  ING Investments, LLC          least 80% of assets in common stocks of large
   Investment Subadviser:  ING Investment             companies, which are those included in the 500
   Management Co.                                     largest U.S. companies, as measured by total
                                                      revenues, net assets, cash flow or earnings, or
                                                      the 1,000 largest companies as measured by
                                                      equity market capitalization.
--------------------------------------------------------------------------------------------------------


Landmark - 133976                    B-9

Fund Name and
Investment Adviser/Subadviser                         Investment Objective
--------------------------------------------------------------------------------------------------------
ING VP MidCap Opportunities Portfolio                 Seeks long-term capital appreciation.  Normally
   (Class S)                                          invests at least 80% of assets in the common
                                                      stocks of mid-sized U.S. companies that the
   Investment Adviser:  ING Investments, LLC          subadviser believes have above average prospects
   Investment Subadviser:  ING Investment             for growth.  For this Portfolio, mid-sized
   Management Co.                                     companies are those with market capitalizations
                                                      that fall within the range of companies in the
                                                      Russell MidCap Growth Index.
--------------------------------------------------------------------------------------------------------
ING VP SmallCap Opportunities Portfolio               Seeks long-term capital appreciation. Normally
   (Class S)                                          invests at least 80% of assets in the common
                                                      stock of smaller, lesser-known U.S. companies
   Investment Adviser:  ING Investments, LLC          that are believed to have above average
   Investment Subadviser:  ING Investment             prospects for growth. For this Portfolio,
   Management Co.                                     smaller companies are those with market
                                                      capitalizations that fall within the range of
                                                      companies in the Russell 2000 Index.
--------------------------------------------------------------------------------------------------------
ING VP Intermediate Bond Portfolio
--------------------------------------------------------------------------------------------------------
ING VP Intermediate Bond Portfolio (Class S)          Seeks to maximize total return as is consistent
   (Formerly ING VP Bond Portfoliio)                  with reasonable risk, through investment in a
                                                      diversified portfolio consisting of
   Investment Adviser:  ING Investments, LLC         investment-grade corporate bonds, and debt
   Investment Subadviser:  ING Investment             securities issued or guaranteed by the U.S.
   Management Co.                                     Government, its agencies or instrumentalities.
                                                      Under normal market conditions, invests at least
                                                      80% of assets in high-grade corporate bonds,
                                                      mortgage-related and other asset-backed
                                                      securities, and securities issued or guaranteed
                                                      by the U.S. Government, its agencies or
                                                      instrumentalities. The Portfolio may also invest
                                                      up to 15% of total assets in high-yield
                                                      instruments and up to 25% of total assets in
                                                      foreign debt securities.
--------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
    11 Greenway Plaza, Suite 100, Houston, TX
    77046-1173
--------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund                 Seeks long-term growth of capital. Seeks to meet
   (Series II)                                        its objective by investing in securities of
                                                      companies that are likely to benefit from
   Investment Adviser:  A I M Advisors, Inc.          changing demographic, economic and lifestyle
   Investment Subadviser:  H.S. Dent Advisors, Inc.   trends. These securities may include common
                                                      stocks, convertible bonds, convertible preferred
                                                      stocks and warrants of companies within a broad
                                                      range of market capitalizations.
--------------------------------------------------------------------------------------------------------
AIM V.I. Leisure Fund (Series I)                      Seeks capital growth. The Fund normally invests
   (formerly INVESCO VIF - Leisure Fund)              at least 80% of its net assets in the equity
                                                      securities and equity-related instruments of
   Investment Adviser:  A I M Advisors, Inc.          companies engaged in the design, production, and
                                                      distribution of products related to leisure
                                                      activities. These industries include, but are
                                                      not limited to, hotels/gaming, publishing,
                                                      advertising, beverages, audio/video,
                                                      broadcasting-radio/TV, cable & satellite
                                                      operators, cable & satellite programmers, motion
                                                      pictures & TV, recreation
                                                      services/entertainment, retail, and toys. At any
                                                      given time, 20% of the Fund's assets are not
                                                      required to be invested in the sector.
--------------------------------------------------------------------------------------------------------



Landmark - 133976                   B-10

Fund Name and
Investment Adviser/Subadviser                         Investment Objective
--------------------------------------------------------------------------------------------------------
AIM I.V. Utilities Fund (Series I)                    Seeks capital growth. It also seeks current
   (formerly INVESCO VIF - Utilities Fund)            income. The Fund normally invests at least 80%
                                                      of its net assets in the equity securities and
   Investment Adviser:  A I M Advisors, Inc.          equity-related instruments of companies engaged
                                                      in utilities-related industries. These include,
                                                      but are not limited to, companies that produce,
                                                      generate, transmit, or distribute natural gas or
                                                      electricity, as well as in companies that
                                                      provide telecommunications services, including
                                                      local, long distance and wireless. A portion of
                                                      the Fund's assets is not required to be invested
                                                      in the sector.
--------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products
   82 Devonshire Street, Boston, MA  02109
--------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio               Seeks reasonable income. Also considers the
   (Service Class 2)                                  potential for capital appreciation. Seeks to
                                                      achieve a yield which exceeds the composite
   Investment Adviser: Fidelity Management &          yield on the securities comprising the Standard
   Research Co.                                       & Poor's 500(SM) Index. Normally invests at least
   Investment Subadviser: FMR Co., Inc.               80% of total assets in income-producing equity
                                                      securities (which tends to lead to investments
                                                      in large cap "value" stocks).
--------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service Class 2)    Seeks to achieve capital appreciation. Normally
                                                      invests primarily in common stocks of companies,
   Investment Adviser: Fidelity Management &          investing in both domestic and foreign issuers.
   Research Co.                                       Invests in either "growth" stocks or "value"
   Investment Subadviser: FMR Co., Inc.               stocks or both.
--------------------------------------------------------------------------------------------------------
Liberty Variable Insurance Trust
   600 Atlantic Avenue, Boston, MA  02210
--------------------------------------------------------------------------------------------------------
Colonial Small Cap Value Fund                         Seeks long-term growth by investing primarily in
   Investment Adviser:  Columbia Management           small capitalization equities.
   Advisors, Inc.
--------------------------------------------------------------------------------------------------------
Pioneer Variable Contracts Trust
   60 State Street, Boston, MA  02109
--------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio (Class II)                 Seeks reasonable income and capital growth.
                                                      Invests in a broad list of carefully selected,
   Investment Adviser: Pioneer Investment             reasonably priced securities rather than in
   Management, Inc.                                   securities whose prices reflect a premium
                                                      resulting from their current market popularity.
                                                      Invests the major portion of its assets in
                                                      equity securities, primarily of U.S. issuers.
--------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value VCT Portfolio (Class II)        Seeks capital appreciation by investing in a
                                                      diversified portfolio of securities consisting
   Investment Adviser: Pioneer Investment             primarily of common stocks. Normally, invests at
   Management, Inc.                                   least 80% of total assets in equity securities
                                                      of mid-size companies, that is, companies with
                                                      market values within the range of market values
                                                      of companies included in the Russell Midcap(R)
                                                      Value Index.
--------------------------------------------------------------------------------------------------------



Landmark - 133976                    B-11

Fund Name and
Investment Adviser/Subadviser                         Investment Objective
--------------------------------------------------------------------------------------------------------
Pro Funds VP
   3435 Stelzer Road, Suite 1000,
   P.O. Box 182100, Columbus, OH  43218-2000
--------------------------------------------------------------------------------------------------------
ProFund VP Bull                                       Seeks daily investment results, before fees and
                                                      expenses, that correspond to the daily
   Investment Adviser: ProFund Advisors LLC           performance of the S&P 500 Index.
--------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                  Seeks daily investment results, before fees and
                                                      expenses, that correspond to the daily
   Investment Adviser:  ProFund Advisors LLC          performance of the ProFunds Europe 30 Index.
--------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                   Seeks daily investment results, before fees and
                                                      expenses, that correspond to one and one-quarter
   Investment Adviser: ProFund Advisors LLC           times (125%) the inverse (opposite) of the daily
                                                      price movement of the most recently issued
                                                      30-year U.S. Treasury Bond ("Long Bond").
--------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                  Seeks daily investment results, before fees and
                                                      expenses, that correspond to the daily
   Investment Adviser:  ProFund Advisors LLC          performance of the Russell 2000 Index.
--------------------------------------------------------------------------------------------------------
Prudential Series Fund, Inc.
   751 Broad Street, Newark, NJ  07102
--------------------------------------------------------------------------------------------------------
Jennison Portfolio (Class II)                         Seeks to achieve long-term growth of capital.
                                                      Invests primarily in equity securities of major,
   Investment Adviser:  Prudential Investments LLC    established corporations that the investment
   Investment Subadviser:  Jennison Associates LLC    adviser believes offer above-average growth
                                                      prospects. May invest up to 30% of total assets
                                                      in foreign securities. Normally invests 65% of
                                                      total assets in common stocks and preferred
                                                      stocks of companies with capitalization in
                                                      excess of $1 billion.
--------------------------------------------------------------------------------------------------------
SP William Blair International Growth Portfolio       Seeks long-term growth of capital. Invests in
   (Class II)                                         equity-related securities of foreign issuers
   (formerly SP Jennison International Growth         that the subadviser thinks will increase in
   Portfolio)                                         value over a period of years. Invests primarily
                                                      in the common stock of large and medium-sized
   Investment Adviser:  Prudential Investments LLC    foreign companies. Under normal circumstances,
   Investment Subadviser:  William Blair & Company    invests at least 65% of total assets in common
   LLC                                                stock of foreign companies operating or based in
                                                      at least five different countries.
--------------------------------------------------------------------------------------------------------


Landmark - 133976                    B-12


The following portfolios are within the current group of ING Portfolios included in one or more of the LifeStyle Portfolios:



    ING Alliance Mid Cap Growth Portfolio               ING Salomon Brothers All Cap Portfolio
    ING JP Morgan Fleming International Portfolio       ING Salomon Brothers Investors Portfolio
    ING Julius Baer Foreign Portfolio                   ING Van Kampen Comstock Portfolio
    ING Legg Mason Value Portfolio                      ING VP Growth Portfolio
    ING Liquid Asset Portfolio                          ING VP Index Plus MidCap Portfolio
    ING Mercury Focus Value Portfolio                   ING VP Index Plus SmallCap Portfolio
    ING PIMCO Core Bond Portfolio                       ING VP Intermediate Bond Portfolio
    ING PIMCO High Yield Portfolio                      ING VP Small Company Portfolio
    ING Salomon Brothers Aggressive Growth


The following portfolios are those within the group of ING Portfolios that may be included in one or more of the ING LifeStyle Portfolios:



ING AIM Mid Cap Growth Portfolio                 ING PIMCO Core Bond Portfolio
ING Alliance Mid Cap Growth Portfolio            ING PIMCO High Yield Portfolio
ING American Century Select Portfolio            ING Salomon Brothers Aggressive Growth Portfolio
ING American Century SmallCap Value Portfolio    ING Salomon Brothers All Cap Portfolio
ING Baron SmallCap Growth Portfolio              ING Salomon Brothers Investors Portfolio
ING Capital Guardian Large Cap Value Portfolio   ING T. Rowe Price Capital Appreciation Portfoliio
ING Capital Guardian Managed Global Portfolio    ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING Capital Guardian Small Cap Portfolio         ING T. Rowe Price Equity Income Portfolio
ING Eagle Asset Capital Appreciation Portfolio   ING T. Rowe Price Growth Equity Portfolio
ING Evergreen Omega Portfolio                    ING UBS U.S. Balanced Portfolio
ING FMR Diversified Mid Cap Portfolio            ING UBS U.S. Large Cap Equity Portfolio
ING International Portfolio                      ING Van Kampen Comstock Portfolio
ING Janus Special Equity Portfolio               ING Van Kampen Equity Growth Portfolio
ING Jennison Equity Opportunities Portfolio      ING Van Kampen Global Franchise Portfolio
ING JPMorgan Fleming International Portfolio     ING Van Kampen Growth and Income Portfolio
ING JPMorgan Small Cap Equity Portfolio          ING VP Balanced Portfolio
ING JP Morgan MidCap Value Portfolio             ING VP Growth & Income Portfolio
ING Julius Baer Foreign Portfolio                ING VP Growth Portfolio
ING Legg Mason Value Portfolio                   ING VP Index Plus LargeCap Portfolio
ING Liquid Asset Portfolio                       ING VP Index Plus MidCap Portfolio
ING Marsico Growth Portfolio                     ING VP Index Plus SmallCap Portfolio
ING Mercury Focus Value Portfolio                ING VP Intermediate Bond Portfolio
ING MFS Capital Opportunities Portfolio          ING VP MidCap Opportunities Portfolio
ING MFS Mid Cap Growth Portfolio                 ING VP Small Company Portfolio
ING MFS Total Return Portfolio                   ING VP SmallCap Opportunities Portfolio
ING OpCap Balanced Value Portfolio               ING VP Value Opportunity Portfolio
ING Oppenheimer Main Street Portfolio            ING VP Worldwide Growth Portfolio



The prospectus for the ING LifeStyle Portfolio contains information about the underlying portfolios included in the ING LifeStyle Portfolio.


Landmark - 133976                    B-13

--------------------------------------------------------------------------------
APPENDIX C
--------------------------------------------------------------------------------

                                Fixed Account II

Fixed Account II ("Fixed Account") is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we" or "our"). The Fixed Account, which is a segregated asset account of ING USA, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods of 5, 7 and 10 years. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by ING USA, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

The Fixed Account

You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

Guaranteed Interest Rates

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates. For more information see the prospectus for Fixed Account II


Landmark - 133976                   C-1

Transfers from a Fixed Interest Allocation

You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of ING USA's Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the Liquid Assets subaccount, and such a transfer will be subject to a Market Value Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders" in the prospectus.

Withdrawals from a Fixed Interest Allocation

During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See "Optional Riders" in the prospectus.

Market Value Adjustment

A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

Contract Value in the Fixed Interest Allocations

On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:


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                                      C-2

      (1) We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.

      (2) We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.

      (3)   We add (1) and

      (4)   We subtract from (3) any transfers from that Fixed Interest
            Allocation.

      (5) We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

Dollar Cost Averaging from Fixed Interest Allocations

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

Suspension of Payments

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

More Information

See the prospectus for Fixed Account II.


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

--------------------------------------------------------------------------------
APPENDIX D
--------------------------------------------------------------------------------


                             Fixed Interest Division

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated May 1, 2004. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.


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

--------------------------------------------------------------------------------
APPENDIX E
--------------------------------------------------------------------------------


                 Surrender Charge for Excess Withdrawals Example

The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the third contract year of 30% of the contract value of $90,000.

In this example, $15,000 (the greater of earnings less any previous withdrawals, which is $90,000 - $75,000, which equals $15,000, and 10% of premium payments, which is $7,500) is the maximum free withdrawal amount that you may withdraw without a surrender charge. The total amount withdrawn from the contract would be $27,000 ($90,000 x .30). Therefore, $12,000 ($27,000 - $15,000) is considered an excess withdrawal and would be subject to a 4% surrender charge of $480 ($12,000 x .04). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.


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

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
APPENDIX F
--------------------------------------------------------------------------------



                    Special Funds and Excluded Funds Examples

Example #1:   The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element ("7% MGDB") of allocating your Contract Value to Special Funds.

----------------------------------   --------------------------------    ------------------------------
     7% MGDB if 50% invested             7% MGDB if 0% invested            7% MGDB if 100% invested
        in Special Funds                    in Special Funds                   in Special Funds
----------------------------------   --------------------------------    ------------------------------
End of Yr Covered Special  Total     End of Yr Covered Special  Total    End of Yr Covered Special Total
     0      500     500    1,000         0      1,000     --    1,000        0        0     1000   1000
     1      535     500    1,035         1      1,070     --    1,070        1        0     1000   1000
     2      572     500    1,072         2      1,145     --    1,145        2        0     1000   1000
     3      613     500    1,113         3      1,225     --    1,225        3        0     1000   1000
     4      655     500    1,155         4      1,311     --    1,311        4        0     1000   1000
     5      701     500    1,201         5      1,403     --    1,403        5        0     1000   1000
     6      750     500    1,250         6      1,501     --    1,501        6        0     1000   1000
     7      803     500    1,303         7      1,606     --    1,606        7        0     1000   1000
     8      859     500    1,359         8      1,718     --    1,718        8        0     1000   1000
     9      919     500    1,419         9      1,838     --    1,838        9        0     1000   1000
    10      984     500    1,484        10      1,967     --    1,967       10        0     1000   1000
----------------------------------   --------------------------------    ------------------------------

----------------------------------   --------------------------------
    7% MGDB if transferred to           7% MGDB if transferred to
          Special Funds                       Covered Funds
   at the beginning of year 6          at the beginning of year 6
----------------------------------   --------------------------------

End of Yr Covered Special  Total     End of Yr Covered Special  Total

     0     1,000       --   1,000        0        --    1,000   1,000
     1     1,070       --   1,070        1        --    1,000   1,000
     2     1,145       --   1,145        2        --    1,000   1,000
     3     1,225       --   1,225        3        --    1,000   1,000
     4     1,311       --   1,311        4        --    1,000   1,000
     5     1,403       --   1,403        5        --    1,000   1,000
     6        --    1,403   1,403        6     1,070       --   1,070
     7        --    1,403   1,403        7     1,145       --   1,145
     8        --    1,403   1,403        8     1,225       --   1,225
     9        --    1,403   1,403        9     1,311       --   1,311
    10        --    1,403   1,403       10     1,403       --   1,403
----------------------------------   --------------------------------



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


Example #2:  The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element ("7% MGDB") of allocating your Contract Value to Excluded Funds.

              ---------------------------------------------------------------
                        7% MGDB if 50% invested in Excluded Funds
              ---------------------------------------------------------------
                          Covered        Excluded         Total
              ---------------------------------------------------------------

              End of      7%            "7%             7%            Death
                 Yr      MGDB    AV     MGDB"    AV   MGDB      AV   Benefit

                 0       500    500     500     500   1,000    1,000  1,000
                 1       535    510     535     510   1,045    1,020  1,045
                 2       572    490     572     490   1,062      980  1,062
                 3       613    520     613     520   1,133    1,040  1,133
                 4       655    550     655     550   1,205    1,100  1,205
                 5       701    450     701     450   1,151      900  1,151
                 6       750    525     750     525   1,275    1,050  1,275
                 7       803    600     803     600   1,403    1,200  1,403
                 8       859    750     859     750   1,609    1,500  1,609
                 9       919    500     919     500   1,419    1,000  1,419
                 10      984    300     984     300   1,284      600  1,284
              ---------------------------------------------------------------


      ----------------------------------------------------------------------
           7% MGDB if 0% invested              7% MGDB if 100% invested
             in Excluded Funds                    in Excluded Funds
      ---------------------------------    ---------------------------------
                   Covered                             Excluded
      ----------------------------------------------------------------------

      End of                    Death      End of                     Death
         Yr    7% MGDB     AV  Benefit       Yr    "7 MGDB"    AV    Benefit

         0      1,000    1,000  1,000         0     1,000     1,000   1,000
         1      1,070    1,020  1,070         1     1,070     1,020   1,020
         2      1,145      980  1,145         2     1,145       980     980
         3      1,225    1,040  1,225         3     1,225     1,040   1,040
         4      1,311    1,100  1,311         4     1,311     1,100   1,100
         5      1,403      900  1,403         5     1,403       900     900
         6      1,501    1,050  1,501         6     1,501     1,050   1,050
         7      1,606    1,200  1,606         7     1,606     1,200   1,200
         8      1,718    1,500  1,718         8     1,718     1,500   1,500
         9      1,838    1,000  1,838         9     1,838     1,000   1,000
         10     1,967      600  1,967        10     1,967       600     600
      ---------------------------------    ---------------------------------


Note: AV are hypothetical illustrative values. Not a projection. "7% MGDB" for Excluded funds is notional. Not payable as a benefit. Death Benefit for Excluded Funds equals Accumulation Value (AV)



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



         -----------------------------------------------------------------
                  Transfer from Covered Funds to Excluded Funds
                            at the beginning of year 6
         -----------------------------------------------------------------
                      Covered        Excluded         Total
         -----------------------------------------------------------------

          End of     7%              "7%              7%            Death
             Yr    MGDB      AV     MGDB"    AV     MGDB      AB   Benefit

             --    1,000   1,000      --      --    1,000   1,000   1,000
             1     1,050   1,020      --      --    1,050   1,020   1,050
             2     1,103     980      --      --    1,103     980   1,103
             3     1,158   1,040      --      --    1,158   1,040   1,158
             4     1,216   1,100      --      --    1,216   1,100   1,216
             5     1,276     900      --      --    1,276     900   1,276
             6        --      --   1,340   1,050    1,050   1,050   1,050
             7        --      --   1,407   1,200    1,200   1,200   1,200
             8        --      --   1,477   1,500    1,500   1,500   1,500
             9        --      --   1,551   1,000    1,000   1,000   1,000
            10        --      --   1,629     600      600     600     600
         -----------------------------------------------------------------

Note: 7% MGDB transferred to Excluded Funds equals the 7% MGDB in Covered Funds
      (or pro-rata portion thereof for partial transfer). Transfers from Special Funds to Excluded Funds work the same as Covered to Excluded (except 7% MGDB in Special Funds does not accumulate).


         -----------------------------------------------------------------
                  Transfer from Excluded Funds to Covered Funds
                            at the beginning of year 6
         -----------------------------------------------------------------
                      Covered        Excluded         Total
                  -----------------------------------------------

         End of                     "7%                             Death
            Yr    7% MGDB    AV    MGDB"    AV     7% MGDB   AV    Benefit

            --        --      --   1,000   1,000    1,000   1,000   1,000
            1         --      --   1,050   1,020    1,020   1,020   1,020
            2         --      --   1,103     980      980     980     980
            3         --      --   1,158   1,040    1,040   1,040   1,040
            4         --      --   1,216   1,100    1,100   1,100   1,100
            5         --      --   1,276     900      900     900     900
            6        945   1,050      --      --      945   1,050   1,050
            7        992   1,200      --      --      992   1,200   1,200
            8      1,042   1,500      --      --    1,042   1,500   1,500
            9      1,094   1,000      --      --    1,094   1,000   1,094
            10     1,149     600      --      --    1,149     600   1,149
         -----------------------------------------------------------------

Note: 7% MGDB transferred to Covered Funds is the lesser of 7% MGDB in Excluded
      Funds (or portion thereof for partial transfer) and AV transferred to Covered Funds. Transfers from Excluded Funds to Special Funds work the same as Excluded to Covered (except 7% MGDB in Special Funds does not accumulate).



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

--------------------------------------------------------------------------------
APPENDIX G
--------------------------------------------------------------------------------


 Examples for Adjustments to the MGWB Withdrawal Account and the Maximum Annual
    Withdrawal Amount for Transfers and Withdrawals in Excess of the Maximum
             Annual Withdrawal Amount ("Excess Withdrawal Amount")

Example #1: Owner has invested only in Covered Funds

      Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Covered Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

      The new CV is $90,000 ($100,000 - $10,000).

      The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

      The Covered Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to $113,000 ($120,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $109,354.84 ($113,000 * (1 - $3,000 / $93,000)).

      The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #2: Owner has invested only in Excluded Funds

      Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Excluded Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

      The new CV is $90,000 ($100,000 - $10,000).

      The Excess Withdrawal Amount is $3,000 ($10,000 - $7.000).

      The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the entire amount withdrawn to the CV (before the withdrawal) to $108,000 ($120,000 * (1 - $10,000 / $100,000)).

      The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000/$93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).



Landmark - 133976                     G-1

Example #3: Owner has invested in both Covered and Excluded Funds

      Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a withdrawal is made of $10,000 ($8,000 from Covered Funds and $2,000 from Excluded Funds).

      The new CV for Covered Funds is $52,000 ($60,000 - $8,000), and the new CV for Excluded Funds is $38,000 ($40,000 - $2,000).

      The Covered Withdrawal Account is first reduced dollar-for-dollar by the lesser of the MAW ($7,000) and the amount withdrawn from Covered Funds ($8,000) to $68,000 ($75,000 - $7,000), and is then reduced pro-rata based on the ratio of any Excess Withdrawal Amount from Covered Funds to the CV in Covered Funds (after being reduced for the withdrawal up to the MAW) to $66,716.98 ($68,000 * (1 - $1,000 / $53,000).

      The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount withdrawn from Excluded Funds to the CV in Excluded Funds (prior to the withdrawal) to $42,750 ($45,000 * (1 - $2,000 / $40,000)).

      The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #4: Owner transfers funds from Excluded Funds to Covered Funds

      Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a transfer is made of $10,000 from Excluded Funds to Covered Funds.

      The new CV for Covered Funds is $70,000 ($60,000 + $10,000), and the new CV for Excluded Funds is $30,000 ($40,000 - $10,000).

      The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Excluded Funds to the CV in Excluded Funds (prior to the transfer) to $33,750 ($45,000 * (1 - $10,000 / $40,000)).

      The Covered Withdrawal Account is increased by the lesser of the reduction of the Excluded Withdrawal Account of $11,250 ($45,000 - $33,750) and the actual amount transferred of $10,000. Thus, the Covered Withdrawal Account is increased to $85,000 ($75,000 + $10,000).



Landmark - 133976                     G-2

Example #5: Owner transfers funds from Covered Funds to Excluded Funds

      Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a transfer is made of $10,000 from Covered Funds to Excluded Funds.

      The new CV for Covered Funds is $50,000 ($60,000 - $10,000), and the new CV for Excluded Funds is $50,000 ($40,000 + $10,000).

      The Covered Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Covered Funds to the CV in Covered Funds (prior to the transfer) to $62,500 ($75,000 * (1 - $10,000 / $60,000)).

      The Excluded Withdrawal Account is increased by the reduction of the Covered Withdrawal Account of $12,500 ($75,000 - $62,500) to $57,500 ($45,000 +
$12,500).



Landmark - 133976                     G-3

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
APPENDIX H
--------------------------------------------------------------------------------



             Death Benefits for May-2002 and Yr-2003 Contract Owners



The following is a description of the 7% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit for May-2002 and Yr-2003 contract owners. Other than as described below, please see the prospectus for a full description of your death benefit options and other Contract features. Capitalized terms have the same meaning as described in the prospectus. Please note that the 7% Solution Enhanced Death Benefit is no longer available as a standalone death benefit, but the calculation is used to determine the Max 7 Enhanced Death Benefit.



The 7% Solution Enhanced Death Benefit is the greater of:

      1)    the Standard Death Benefit; and

      2)    the lesser of:

            a) 3 times all premium payments, adjusted for withdrawals (the "cap"); or

            b) the sum of the 7% Solution Minimum Guaranteed Death Benefit ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.


For purposes of calculating the 7% Solution Enhanced Death Benefit, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the ING Limited Maturity Bond Portfolio, the ING VP Intermediate Bond Portfolio, the ING PIMCO Core Bond Portfolio, the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account.

      For Contracts issued prior to May 1, 2003, the ING VP Intermediate Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.


      For Contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.



Landmark - 133976                   H-1

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis.

The Annual Ratchet Enhanced Death Benefit equals the greater of:

      1)    the Standard Death Benefit; and

      2) the Annual Ratchet Minimum Guaranteed Death Benefit ("Annual Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

No funds are currently designated as Excluded Funds for purposes of the Annual Ratchet MGDB.

The Annual Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Covered Funds will be set to the greater of:

      1) the current contract value in Covered Funds (after deductions occurring as of that date); or

      2) the Annual Ratchet MGDB in Covered Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Covered Funds is equal to the Annual Ratchet MGDB in the Covered Funds from the last contract anniversary, adjusted for new premiums, credits, and partial withdrawals attributable to Covered Funds, and transfers.

The Annual Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On the contract date, the Annual Ratchet MGDB allocated to Excluded Funds is equal to the premium allocated to Excluded Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Excluded Funds will be set to the greater of:

      1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

      2) the Annual Ratchet MGDB in the Excluded Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Excluded Funds is equal to the Annual Ratchet MGDB in the Excluded Funds from the last contract anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Annual Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Special or Excluded Funds will reduce the 7% MGDB in Covered Funds on a pro-rata basis. The increase in the 7% MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the 7% MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Annual Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Annual Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Annual Ratchet MGDB in Excluded Funds.

The Max 7 Enhanced Death Benefit equals the greater of the 7% Solution Enhanced Death Benefit or the Annual Ratchet Enhanced Death Benefit described above. Each Enhanced Death Benefit is determined independently of the other at all times.



Landmark - 133976                     H-2

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------





                                   ING [LOGO]


                   ING USA Annuity and Life Insurance Company
ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.




Landmark - 133976                                                     12/22/2004

ING USA Annuity and Life Insurance Company
Separate Account B of ING USA Annuity and Life Insurance Company

Deferred Combination Variable and Fixed Annuity Prospectus

                            WELLS FARGO ING LANDMARK
--------------------------------------------------------------------------------


                                                              December 22, 2004


      This prospectus describes Wells Fargo ING Landmark, a group and individual deferred variable annuity contract (the "Contract") offered by ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we," "us" or "our") (formerly Golden American Life Insurance Company). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

      The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. The investment portfolios available under your Contract and the portfolio managers are listed on the next page.

      You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

      Replacing an existing annuity with the Contract may not be beneficial to you. Your existing annuity may be subject to fees or penalties on surrender, and the Contract may have new charges.

      This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated May 1, 2004, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

      The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

      An investment in any subaccount through a Trust or Fund is not a bank deposit and is not insured or guaranteed by any bank or by the Federal Deposit Insurance Corporation or any other government agency.

             The investment portfolios are listed on the next page.
--------------------------------------------------------------------------------

WF Landmark -133980

The investment portfolios available under your Contract are:


ING Investors Trust                                            ING Variable Insurance Trust
  ING AIM Mid Cap Growth Portfolio (Class S)                     ING VP Worldwide Growth Portfolio
  ING Alliance Mid Cap Growth Portfolio (Class S)
  ING American Funds Growth Portfolio                          ING Variable Portfolios, Inc.
  ING American Funds Growth-Income Portfolio                     ING VP Index Plus LargeCap Portfolio (Class S)
  ING American Funds International Portfolio
  ING Developing World Portfolio (Class S)                     ING Variable Products Trust
  ING Eagle Asset Capital Appreciation Portfolio                 ING VP MagnaCap Portfolio (Class S)
    (Class S)                                                    ING VP MidCap Opportunities Portfolio (Class S)
  ING FMRSM Diversified Mid Cap Portfolio (Class S)              ING VP SmallCap Opportunities Portfolio (Class S)
  ING Janus Special Equity Portfolio (Class S)
  ING Jennison Equity Opportunities Portfolio (Class S)        ING VP Intermediate Bond Portfolio (Class S)
  ING JPMorgan Small Cap Equity Portfolio (Class S)
  ING Julius Baer Foreign Portfolio (Class S)                  Fidelity Variable Insurance Products Portfolio
  ING Legg Mason Value Portfolio (Class S)                       Fidelity VIP Equity-Income Portfolio (Service Class 2)
  ING Marsico Growth Portfolio (Class S)
  ING MFS Mid Cap Growth Portfolio (Class S)                   ProFunds VP
  ING Oppenheimer Main Street Portfolio (Class S)                 ProFund VP Bull
  ING PIMCO Core Bond Portfolio (Class S)                         ProFund VP Small-Cap
  ING PIMCO High Yield Portfolio (Class S)
  ING Salomon Brothers All Cap Portfolio (Class S)             Wells Fargo Variable Trust
  ING Salomon Brothers Investors Portfolio (Class S)             Wells Fargo VT Asset Allocation Fund
  ING T. Rowe Price Capital Appreciation Portfolio               Wells Fargo VT Equity Income Fund
    (Class S)                                                    Wells Fargo VT Equity Value Fund
  ING T. Rowe Price Equity Income Portfolio (Class S)            Wells Fargo VT Large Company Growth Fund
  ING Van Kampen Global Franchise Portfolio (Class S)            Wells Fargo VT Money Market Fund
  ING Van Kampen Growth and Income Portfolio                     Wells Fargo VT Small Cap Growth Fund
    (Class S)                                                    Wells Fargo VT Total Return Bond Fund
  ING Van Kampen Real Estate Portfolio (Class S)

ING Partners, Inc.
  ING JP Morgan Fleming International Portfolio
    (Service Class)
  ING Salomon Brothers Aggressive Growth Portfolio
    (Service Class)

WF Landmark -133980

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------



                                                     Page                                                             Page
Index of Special Terms..............................  ii         Death Benefit Choices...............................  36
Fees and Expenses...................................   1           Death Benefit During the Accumulation Phase.......  36
Condensed Financial Information.....................   6               Standard Death Benefit........................  37
  Accumulation Unit.................................   6               Enhanced Death Benefit Options................  37
  The Net Investment Factor.........................   6               Earnings Multiplier Benefit Rider.............  39
  Performance Information...........................   7           Death Benefit During the Income Phase.............  40
  Financial Statements..............................   7           Continuation After Death -- Spouse................  40
ING USA Annuity and Life Insurance Company..........   8           Continuation After Death -- Not a Spouse..........  40
ING USA Separate Account B..........................   8           Required Distributions Upon Contract
The Trusts and Funds................................   9               Owner's Death.................................  41
Covered Funds, Special Funds and Excluded                        The Annuity Options.................................  42
  Funds  ...........................................  10         Other Contract Provisions...........................  44
Charges and Fees....................................  10         Other Information...................................  46
  Charge Deduction Subaccount.......................  10         Federal Tax Considerations..........................  47
  Charges Deducted from the Contract Value..........  10         Statement of Additional Information
      Surrender Charge..............................  10           Table of Contents.................................  SAI-1
      Waiver of Surrender Charge for Extended                    Appendix A
         Medical Care...............................  11           Condensed Financial Information...................  A1
      Free Withdrawal Amount........................  11         Appendix B
      Surrender Charge for Excess Withdrawals.......  11           The Investment Portfolios.........................  B1
      Premium Taxes.................................  11         Appendix C
      Administrative Charge.........................  12           Fixed Account II..................................  C1
      Transfer Charge...............................  12         Appendix D
  Charges Deducted from the Subaccounts.............  12           Fixed Interest Division...........................  D1
      Mortality and Expense Risk Charge.............  12         Appendix E
      Asset-Based Administrative Charge.............  12           Surrender Charge for Excess Withdrawals
      Earnings Multiplier Benefit Charge............  12               Example.......................................  E1
      Optional Rider Charges........................  13         Appendix F
  Trust and Fund Expenses...........................  13           Special Funds and Excluded Funds Examples.........  F1
The Annuity Contract................................  14         Appendix G
  Contract Date and Contract Year ..................  14           MGWB Excess Withdrawal Amount Examples............  G1
  Contract Owner....................................  14         Appendix H
  Annuity Start Date................................  15           Death Benefits for May-2002 and Yr-2003
  Annuitant.........................................  16           Contract Owners...................................  H1
  Beneficiary.......................................  16
  Purchase and Availability of the Contract.........  17
  Crediting of Premium Payments.....................  17
  Administrative Procedures.........................  19
  Contract Value....................................  19
  Cash Surrender Value..............................  20
  Addition, Deletion or Substitution of
      Subaccounts and Other Changes.................  20
  The Fixed Account.................................  20
Optional Riders.....................................  21
  Rider Date........................................  21
  No Cancellation...................................  21
  Termination.......................................  21
  Minimum Guaranteed Income Benefit Rider...........  21
  Minimum Guaranteed Withdrawal
      Benefit Rider.................................  26
Other Contracts.....................................  29
Withdrawals.........................................  29
Transfers Among Your Investments....................  32



WF Landmark -133980                   i

--------------------------------------------------------------------------------
INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

    Special Term                                            Page
    -------------------------------------------------------------
    Accumulation Unit                                          6
    Annuitant                                                 16
    Annuity Start Date                                        15
    Cash Surrender Value                                      20
    Contract Date                                             14
    Claim Date                                                36
    Contract Owner                                            14
    Contract Value                                            19
    Contract Year                                             14
    Covered Fund                                              10
    Earnings Multiplier Benefit                               39
    Excluded Fund                                             10
    Free Withdrawal Amount                                    11
    Market Value Adjustment                                   C1
    Max 7 Enhanced Death Benefit                              38
    Net Investment Factor                                      6
    Net Rate of Return                                         6
    Quarterly Ratchet Enhanced Death Benefit                  37
    Restricted Funds                                           9
    Rider Date                                                21
    7% Solution Death Benefit Element                         38
    Special Fund                                              10
    Standard Death Benefit                                    37

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

    Term Used in This Prospectus         Corresponding Term Used in the Contract
    ----------------------------------------------------------------------------

    Accumulation Unit Value              Index of Investment Experience
    Annuity Start Date                   Annuity Commencement Date
    Contract Owner                       Owner or Certificate Owner
    Contract Value                       Accumulation Value
    Transfer Charge                      Excess Allocation Charge
    Fixed Interest Allocation            Fixed Allocation
    Free Look Period                     Right to Examine Period
    Guaranteed Interest Period           Guarantee Period
    Subaccount(s)                        Division(s)
    Net Investment Factor                Experience Factor
    Regular Withdrawals                  Conventional Partial Withdrawals
    Withdrawals                          Partial Withdrawals


WF Landmark -133980                   ii

--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses(1)

       Surrender Charge:

           Complete Years Elapsed            0       1       2        3       4+
              Since Premium Payment
           Surrender Charge                  6%      5%      4%      3%       0%

       Transfer Charge (2)...............  $25 per transfer, if you make more than 12 transfers in a contract year

            (1) If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

            (2) We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Trust or Fund fees and expenses.

Annual Contract Administrative Charge(3)...................................  $30

            (We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

            (3) We deduct this charge on each contract anniversary and on surrender.

Separate Account Annual Charges(4)

           ----------------------------------------------------------------------------------------
                                                                         Enhanced Death Benefits
                                                       Standard       -----------------------------
                                                         Death        Quarterly
                                                        Benefit        Ratchet         Max 7
           ----------------------------------------------------------------------------------------
             Mortality & Expense Risk Charge             1.50%          1.75%           2.05%
             Asset-Based Administrative Charge           0.15%          0.15%           0.15%
                                                         ----           ----            ----
                 Total                                   1.65%          1.90%           2.20%
           ----------------------------------------------------------------------------------------

            (4) As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.

Earnings Multiplier Benefit Rider Charge(5)

           ---------------------------------------------------------------------
           As an Annual Charge                        As a Quarterly Charge
           ---------------------------------------------------------------------
           0.30% of contract value                    0.075% of contract value
           ---------------------------------------------------------------------

            (5) We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

WF Landmark -133980                   1

Optional Rider Charges(6)

       Minimum Guaranteed Income Benefit rider:

           --------------------------------------------------------------------------------------------
           MGIB Rate        As an Annual Charge                      As a Quarterly Charge
           --------------------------------------------------------------------------------------------
           7%               0.75% of the MGIB Charge Base(7)         0.1875% of the MGIB Charge Base(7)
           --------------------------------------------------------------------------------------------

       Minimum Guaranteed Withdrawal Benefit rider(8):

           ---------------------------------------------------------------------
           As an Annual Charge              As a Quarterly Charge
           ---------------------------------------------------------------------
           0.35% of contract value          0.0875% of contract value
           ---------------------------------------------------------------------

            (6) We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

            (7) Please see "Charges and Fees - Optional Rider Charges" and "Optional Riders" later in this prospectus.

            (8) If you elect the Step-Up Benefit, we reserve the right to increase the charge for the MGWB to a maximum annual charge of 1.00% of contract value. Please see "Minimum Guarantee Withdrawal Benefit Step-Up Benefit."

Trust or Fund Expenses

The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

     -----------------------------------------------------------------------------------------------------------
     Total Annual Trust or Fund Operating Expenses(8)                                 Minimum           Maximum
     -----------------------------------------------------------------------------------------------------------
     (expenses that are deducted from Trust or Fund assets, including management fees, distribution and/or service (12b-1) fees(9), and other
     expenses):                                                                         0.68%             1.87%
     -----------------------------------------------------------------------------------------------------------

            (8) The minimum and maximum total operating expenses charged by a Trust or a Fund including applicable expense reimbursement or fee waiver arrangements would also be 0.68% to 1.87%. The expense reimbursement or fee arrangement reflected is expected to continue through May 1, 2005.

            (9) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

WF Landmark -133980                   2

The following table shows the annual operating expenses separately for each Trust or Fund.

Fund Expense Table(1)

The column labeled "Total Fund Annual Expenses Without Waivers or Reductions" shows the total annual operating expenses charged by a Trust or Fund, absent expense reimbursement or fee waiver arrangements. The column labeled "Net Fund Annual Expenses After Waivers or Reductions" shows such total annual operating expenses after applicable expense reimbursement or fee waiver arrangements where the Trust or Fund has committed to continue such reimbursement or waiver through May 1, 2005. Expenses shown are actual expenses for the year ended 12/31/03 unless otherwise noted.


                                                                                                 Total Fund               Net Fund
                                                                           Distribution            Annual               Annual Total
                                                                              and/or              Expenses                Expenses
                                                                 Investment   Service              Without    Waivers       After
                                                                  Advisory    (12b-1)   Other     Waivers or     or      Waivers or
   Fund Name                                                        Fees        Fee    Expenses   Reductions Reductions  Reductions
 -----------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Equity-Income Portfolio (Service Class 2)           0.48%      0.25%     0.09%      0.82%       0.00%       0.82%
   ING AIM Mid Cap Growth Portfolio (Class S) (2)(3)(6)             0.68%      0.25%     0.01%      0.94%       0.00%       0.94%
   ING Alliance Mid Cap Growth Portfolio (Class S) (2)(3)(6)        0.78%      0.25%     0.01%      1.04%       0.00%       1.04%
   ING American Funds Growth Portfolio (14) (15) (16) (17)          0.37%      0.75%     0.05%      1.17%       0.00%       1.17%
   ING American Funds Growth-Income Portfolio (14) (15) (16) (17)   0.33%      0.75%     0.04%      1.12%       0.00%       1.12%
   ING American Funds International
     Portfolio  (14) (15) (16) (17)                                 0.57%      0.75%     0.09%      1.41%       0.00%       1.41%
   ING Developing World Portfolio (Class S) (2)(3)                  1.25%      0.25%     0.02%      1.52%       0.00%       1.52%
   ING Eagle Asset Capital Appreciation Portfolio
      (Class S) (2)(3)                                              0.68%      0.25%     0.01%      0.94%       0.00%       0.94%
   ING FMR Diversified Mid Cap Portfolio (Class S) (2)(3)           0.75%      0.25%     0.00%      1.00%       0.00%       1.00%
   ING Janus Special Equity Portfolio (Class S) (2)(3)(6)           0.81%      0.25%     0.01%      1.07%       0.00%       1.07%
   ING Jennison Equity Opportunities Portfolio
      (Class S) (2)(3)(6)                                           0.68%      0.25%     0.01%      0.94%       0.00%       0.94%
   ING JPMorgan Fleming International Portfolio
      (Service Class) (7)                                           0.80%      0.25%     0.20%      1.25%       0.00%       1.25%
   ING JPMorgan Small Cap Equity Portfolio
      (Class S) (2)(3)(6)                                           0.90%      0.25%     0.00%      1.15%       0.00%       1.15%
   ING Julius Baer Foreign Portfolio (Class S) (2)(3)               1.00%      0.25%     0.00%      1.25%       0.00%       1.25%
   ING Legg Mason Value Portfolio (Class S) (2)(3)(6)               0.81%      0.25%     0.00%      1.06%       0.00%       1.06%
   ING Marsico Growth Portfolio (Class S) (2)(3)(6)                 0.79%      0.25%     0.00%      1.04%       0.00%       1.04%
   ING MFS Mid Cap Growth Portfolio (Class S) (2)(3)(5)(6)          0.64%      0.25%     0.01%      0.90%       0.00%       0.90%
   ING Oppenheimer Main Street Portfolio (Class S)                                                              0.00%
      (2)(3)(5)(6)                                                  0.64%      0.25%     0.01%      0.90%                   0.90%
   ING PIMCO Core Bond Portfolio (Class S) (2)(3)                   0.61%      0.25%     0.01%      0.87%       0.00%       0.87%
   ING PIMCO High Yield Portfolio (Class S) (2)(3)(4)               0.49%      0.25%     0.01%      0.75%       0.00%       0.75%
   ING Salomon Brothers Aggressive Growth Portfolio
      (Service Class) (7)                                           0.70%      0.25%     0.13%      1.08%       0.00%       1.08%
   ING Salomon Brothers All Cap Portfolio (Class S) (2)(3)(6)       0.75%      0.25%     0.00%      1.00%       0.00%       1.00%
   ING Salomon Brothers Investors Portfolio (Class S) (2)(3)        0.75%      0.25%     0.00%      1.00%       0.00%       1.00%
   ING T. Rowe Price Capital Appreciation Portfolio
      (Class S) (2)(3)(6)                                           0.68%      0.25%     0.01%      0.94%       0.00%       0.94%
   ING T. Rowe Price Equity Income Portfolio
      (Class S) (2)(3)(6)                                           0.68%      0.25%     0.01%      0.94%       0.00%       0.94%
   ING Van Kampen Global Franchise Portfolio
      (Class S) (2)(3)                                              1.00%      0.25%     0.00%      1.25%       0.00%       1.25%
   ING Van Kampen Growth and Income Portfolio
      (Class S) (2)(3)(6)                                           0.68%      0.25%     0.01%      0.94%       0.00%       0.94%
   ING Van Kampen Real Estate Portfolio (Class S) (2)(3)            0.68%      0.25%     0.00%      0.93%       0.00%       0.93%
   ING VP Intermediate Bond Portfolio (Class S) (8)                 0.40%      0.25%     0.10%      0.75%       0.00%       0.75%
   ING VP Index Plus LargeCap Portfolio (Class S) (8)               0.35%      0.25%     0.08%      0.68%       0.00%       0.68%
   ING VP MagnaCap Portfolio (Class S) (9)(10)(12)                  0.75%      0.25%     0.40%      1.40%       0.00%       1.40%
   ING VP MidCap Opportunities Portfolio
      (Class S) (9)(10)(11)                                         0.75%      0.25%     0.45%      1.45%       0.35%       1.10%
   ING VP SmallCap Opportunities Portfolio
      (Class S) (9)(10)                                             0.75%      0.25%     0.32%      1.32%       0.00%       1.32%
   ING VP Worldwide Growth Portfolio  (13)(18)                      1.00%      0.25%     0.50%      1.75%       0.60%       1.15%
   ProFund VP Bull                                                  0.75%      0.25%     0.87%      1.87%       0.00%       1.87%
   ProFund VP Small-Cap                                             0.75%      0.25%     0.73%      1.73%       0.00%       1.73%


WF Landmark -133980                   3

                                                                                                 Total Fund               Net Fund
                                                                           Distribution            Annual               Annual Total
                                                                              and/or              Expenses                Expenses
                                                                 Investment   Service              Without    Waivers       After
                                                                  Advisory    (12b-1)   Other     Waivers or     or      Waivers or
   Fund Name                                                        Fees        Fee    Expenses   Reductions Reductions  Reductions
 -----------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo VT Asset Allocation Fund                             0.55%      0.25%     0.23%      1.03%       0.00%       1.03%
   Wells Fargo VT Equity Income Fund                                0.55%      0.25%     0.30%      1.10%       0.00%       1.10%
   Wells Fargo VT Equity Value Fund                                 0.55%      0.25%     0.48%      1.28%       0.00%       1.28%
   Wells Fargo VT Large Company Growth Fund                         0.55%      0.25%     0.29%      1.09%       0.00%       1.09%
   Wells Fargo VT Money Market Fund                                 0.40%      0.25%     0.32%      0.97%       0.00%       0.97%
   Wells Fargo VT Small Cap Growth Fund                             0.75%      0.25%     0.33%      1.33%       0.00%       1.33%
   Wells Fargo VT Total Return Bond Fund                            0.45%      0.25%     0.33%      1.03%       0.00%       1.03%

Footnotes to the "Fund Expense Table"

(1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

(2) The table above shows the estimated operating expenses for Class S Shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any. "Other Expenses" shown in the table above includes a Shareholder Service Fee of 0.25%.

(3) Through a "bundled fee" arrangement, Directed Services, Inc. (DSI), the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would bear any extraordinary expenses.

(4)   Because the Portfolio is new, expenses, shown above, are estimated.

(5) DSI has voluntarily agreed to waive a portion of its management fee for certain Portfolios. Including these waivers, the "Total Fund Annual Expenses Without Waivers or Reductions" for the year ended December 31, 2003, would have been 0.89% for ING MFS Mid Cap Growth and ING Oppenheimer Main Street Portfolios and 0.90% for ING MFS Total Return Portfolio. This arrangement may be discontinued by DSI at any time.

(6) A portion of the brokerage commissions that the Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS voluntary management fee waiver the "Total Fund Annual Expenses Without Waivers or Reductions" for the year ended December 31, 2003 would have been 0.86% for ING AIM Mid Cap Growth, 0.99% for ING Alliance Mid Cap Growth, 1.04% for ING Janus Special Equity, 0.89% for ING Jennison Equity Opportunities, 1.14% for ING JPMorgan Small Cap Equity, 1.05% for ING Legg Mason Value, 1.02% for ING Marsico Growth, 0.86% for ING MFS Mid Cap Growth, 0.84% for ING Oppenheimer Main Street, 0.98% for ING Salomon Brothers All Cap, 0.93% for ING T. Rowe Price Capital Appreciation and ING
      T. Rowe Price Equity Income and 0.90% for ING Van Kampen Growth and Income Portfolios. This arrangement may be discontinued at any time.

(7) "Other Expenses" shown in the above table include a Shareholder Services fee of 0.25%.

(8) The table above shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses, annualized, for the Portfolio's most recently completed fiscal year and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio.

(9) The above table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio.

(10) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets which is included in "Other Expenses" in the above table. Estimated "Other Expenses" are based on each Portfolio's actual Other Expenses for its most recently completed fiscal year.

(11) ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The amount of expenses waived, reimbursed or recouped during the last fiscal year by the adviser for the ING VP MidCap Opportunities Portfolio is shown under "Total Waivers or Reductions" in the above table. The expense limits will continue through at least

WF Landmark -133980                   4

      December 31, 2005. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(12) "Other Expenses", "Total Fund Annual Expenses Without Waivers or Reductions" and "Net Fund Annual Expenses After Waivers or Reductions" in the above table exclude a one-time merger fee of 0.06% incurred in connection with the merger of another investment company into ING VP MagnaCap Portfolio.

(13) The above table shows the estimated operating expenses of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio. ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets which is included in Other Expenses in the above table. Estimated Other Expenses are based on each Portfolio's actual Other Expenses for its most recently completed fiscal year.

(14) This table reflects the aggregate annual operating expenses of each Portfolio and its corresponding Master Fund.

(15) Pursuant to its investment management agreement with the Trust, ING Investments, LLC may charge an annual advisory fee at asset levels that are the same as the current asset levels of the Master Funds equal to 0.37% for ING American Funds Growth Portfolio, 0.33% for ING American Funds Growth-Income Portfolio and 0.57% for ING American Funds International Portfolio of the average daily net assets if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Investments, LLC does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

(16) Shares of each ING American Funds Portfolio are subject to a Rule 12b-1 fee at an annual rate of 0.50% of average daily net assets payable to Directed Services, Inc. (DSI). In addition, Class 2 Shares of each of the ING American Funds Growth Portfolio, the ING American Funds Growth-Income Portfolio and the ING American Funds International Portfolio pay 0.25% of average net assets annually pursuant to a Plan of Distribution or 12b-1 plan. Shareholders of the Class 2 Shares of the Master Funds pay only their proportionate share of 12b-1 plan expenses.


(17) "Other Expenses" are estimated because the Portfolios did not have a full year of operations as of December 31, 2003.

(18) On September 2, 2004, the Board of ING Variable Insurance Trust approved a reduction in the expense cap for this Portfolio to be effective January 1, 2005. This expense cap reduction is expected to remain in effect until at least December 31, 2005. The table above shows the estimated expenses for this Portfolio based on the Portfolio's actual operating expenses, annualized, for the Portfolio's most recently completed fiscal year and fee waivers or reductions that would have applied under the reduced expense cap.


Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the above table or in the example below.

Example:

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.


The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. Specifically, the Example assumes election of the Max 7 Enhanced Death Benefit and election of the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. The Example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.01% of assets. The Example also assumes you elected the Minimum Guaranteed Income Benefit Rider with an assumed charge of 1.14% annually, where the rider base is equal to the initial premium and increases by 7% annually, and the rider charge is assessed each quarter on a base equal to the hypothetical $10,000 premium increasing at 7% per year. The assumed annual rider charge of 1.14% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 1.14% represents an annual charge over the 10-year period which is equivalent to a charge of 0.1875% of rider base per quarter over the same period. Note that surrender charges may apply if you choose to annuitize your Contract within the first 4 contract years.


WF Landmark -133980                   5

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
--------------------------------------------------------------------------------
 1) If you surrender your contract at the end of the applicable time period:

               1 year               3 years              5 years       10 years
               $1,151               $2,043               $2,724        $5,379

 2) If you annuitize at the end of the applicable time period:

               1 year               3 years              5 years       10 years
               $1,151               $2,043               $2,724        $5,379

 3) If you do not surrender your contract:

               1 year               3 years              5 years       10 years
               $551                 $1,643               $2,724        $5,379
--------------------------------------------------------------------------------

Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

Accumulation Unit

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of ING USA Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A -- Condensed Financial Information. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.

The Net Investment Factor

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

      1) We take the net asset value of the subaccount at the end of each business day.

      2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

      3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

      4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

WF Landmark -133980                   6

Performance Information

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Wells Fargo VT Money Market subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Wells Fargo VT Money Market subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Wells Fargo VT Money Market subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender. You should be aware that there is no guarantee that the Wells Fargo VT Money Market subaccount will have a positive or level return.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

Financial Statements

The statement of assets and liabilities of Separate Account B as of December 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended are included in the Statement of Additional Information. The consolidated financial statements and schedules of ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003 are included in the Statement of Additional Information.

WF Landmark -133980                   7

--------------------------------------------------------------------------------
ING USA ANNUITY AND LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. ING USA's consolidated financial statements appear in the Statement of Additional Information.

Lion Connecticut is the holding company for Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the ING Investors Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

--------------------------------------------------------------------------------
ING USA SEPARATE ACCOUNT B
--------------------------------------------------------------------------------

ING USA Separate Account B (formerly Golden American Separate Account B) ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

Note: We currently offer other variable annuity contracts that invest in Separate Account B, but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

WF Landmark -133980                   8

--------------------------------------------------------------------------------
THE TRUSTS AND FUNDS
--------------------------------------------------------------------------------

You will find information about the Trusts and Funds currently available under your Contract in Appendix B -- The Investment Portfolios. A prospectus containing more complete information on each Trust or Fund may be obtained by calling our Customer Service Center at 800-366-0066. You should read the prospectus carefully before investing.

Certain funds are designated as "Master-Feeder" Funds. Funds offered in a Master-Feeder structure (such as the American Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. See "Trust and Fund Expenses".

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

--------------------------------------------------------------------------------
RESTRICTED FUNDS
--------------------------------------------------------------------------------

We may, with 30 days notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios. We may establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations: no more than $999,999,999, and no more than 30 percent of contract value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Funds. However, if the contract value in the Restricted Funds exceed the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see "Withdrawals" and "Transfers Among Your Investments" in this prospectus for more information on the effect of Restricted Funds.

WF Landmark -133980                   9

--------------------------------------------------------------------------------
COVERED FUNDS, SPECIAL FUNDS AND EXCLUDED FUNDS
--------------------------------------------------------------------------------

For purposes of determining death benefits and benefits under the optional benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

      1)    Covered Funds;

      2)    Special Funds; and

      3)    Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.


Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option. Please see Appendix F for examples.


--------------------------------------------------------------------------------
CHARGES AND FEES
--------------------------------------------------------------------------------

We deduct the contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. If there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

Charge Deduction Subaccount

You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Wells Fargo VT Money Market subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

Charges Deducted from the Contract Value

We deduct the following charges from your contract value:

      Surrender Charge. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 4-year period from the date we receive and accept a premium payment. We base the surrender charge on a percentage of each premium payment withdrawn. The surrender charge is based on the amount requested for withdrawal. The surrender charge is deducted from the contract value remaining after you have received the amount requested for withdrawal. This charge is intended to cover sales expenses that we have

WF Landmark -133980                   10
incurred. We may reduce or waive the surrender charge in certain situations. We will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

            Complete Years Elapsed           0       1        2       3       4+
               Since Premium Payment
            Surrender Charge                 6%      5%      4%       3%      0%

      Waiver of Surrender Charge for Extended Medical Care. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60-day period and we receive your request for the surrender or withdrawal, together with all required documentation at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualified medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states.

      Free Withdrawal Amount. The Free Withdrawal Amount is the greater of (i) any earnings less previous withdrawals, and (ii) 10% of premium payments paid within 4 years prior to the date of withdrawal and not previously withdrawn, less any previous withdrawals taken in the same contract year.

      Surrender Charge for Excess Withdrawals. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Internal Revenue Code (the "Code"). We consider a withdrawal to be an excess withdrawal when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. When you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. Any withdrawal from a Fixed Interest Allocation more than 30 days before its maturity date will trigger a Market Value Adjustment. See Appendix C and the Fixed Account II prospectus for more information.

For the purpose of calculating the surrender charge for an excess withdrawal:
(i) we treat premiums as being withdrawn on a first-in, first-out basis; and
(ii) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix E. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

      Premium Taxes. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value or from the MGIB Base, if exercised, on the annuity start date. However, some jurisdictions impose a premium tax at the time initial and additional

WF Landmark -133980                   11
premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

      Administrative Charge. We deduct an annual administrative charge on each contract anniversary. If you surrender your Contract prior to a contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you. The charge is $30 per Contract. We waive this charge if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other under conditions established by ING USA. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

      Transfer Charge. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

Charges Deducted from the Subaccounts

      Mortality and Expense Risk Charge. The amount of the mortality and expense risk charge depends on the death benefit you have elected. We deduct the charge each business day based on the assets you have in each subaccount. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of Contracts.

                -----------------------------------------------------------------------------------------
                                                    Quarterly Ratchet                   Max 7
                          Standard                       Enhanced                     Enhanced
                        Death Benefit                 Death Benefit                 Death Benefit
                -----------------------------------------------------------------------------------------
                                    Annual                       Annual                       Annual
                                    Charge                       Charge                       Charge
                                  Expressed                   Expressed as                 Expressed as
                                   as Daily                    Daily Rate                   Daily Rate
                                     Rate
                 Annual Charge                 Annual Charge                Annual Charge

                     1.50%        0.004141%        1.75%        0.004837%       2.05%        0.005675%
                -----------------------------------------------------------------------------------------

      Asset-Based Administrative Charge. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge from your assets in each subaccount on each business day at the rate of 0.000411% for each day since the previous business day.

      Earnings Multiplier Benefit Charge. Subject to state availability, you may purchase the earnings multiplier benefit rider for a non-qualified Contract either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.075% (0.30% annually). For a description of the rider, see "Earnings Multiplier Benefit Rider."

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Optional Rider Charges. Subject to state availability, you may purchase one of two optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see "The Annuity Contract -- Optional Riders."

      Minimum Guaranteed Income Benefit (MGIB). The charge for the MGIB rider is as follows:

           --------------------------------------------------------------------------------------------------
           MGIB Rate               As an Annual Charge                       As a Quarterly Charge
           --------------------------------------------------------------------------------------------------
           7%                      0.75% of the MGIB Charge Base             0.1875% of the MGIB Charge Base
           --------------------------------------------------------------------------------------------------

The MGIB Charge Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, when you pay the premiums, less a pro-rata deduction for any withdrawal made while the MGIB rider is in effect and accumulated at the MGIB Rate. The MGIB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers between Covered, Special and Excluded Funds may reduce the applicable MGIB Charge Base by more than the amount withdrawn or transferred. Please see "Optional Riders-Minimum Guaranteed Income Benefit" for a description of the MGIB Charge Base.

      Minimum Guaranteed Withdrawal Benefit (MGWB). The annual charge for the MGWB rider is 0.35% (0.0875% quarterly) of the contract value. The charge is deducted from the contract value in the subaccounts on each quarterly contract anniversary date, in arrears. We will deduct charges during the period starting on the rider date and up to your Contract's Automatic Periodic Benefit Status. Automatic Periodic Benefit Status will occur if your contract value is reduced to zero and other conditions are met. Please see "Minimum Guaranteed Withdrawal Benefit - Automatic Periodic Benefit Status" later in this prospectus. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate immediately prior to the surrender or annuitization.



Trust and Fund Expenses

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio.

In addition to the fees and charges shown in the Fee Table, the Company may, from time to time, receive other compensation from the funds or the funds' affiliates. For example, investment advisers to the funds may make cash payments or provide expense reimbursements to the Company as an incentive for the Company to include the funds among the investment options available under your Contract and to provide certain services to contract owners that relate to the investment options.

In particular, we may receive compensation from the investment advisers, administrators or distributors of the portfolios in connection with administrative, distribution, or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others. During 2003, the Company received compensation from certain funds and funds' affiliates.

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Certain funds are designated as "Master-Feeder" Funds. Funds offered in a
Master-Feeder structure (such as the American Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. The Fund Expense Table included in "Fees and Expenses" reflects the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the Fund Expense Table. See "Fees and Expenses -- Trust and Fund Expenses."

--------------------------------------------------------------------------------
THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix C and the Fixed Account II prospectus for more information on the Fixed Interest Allocation and Fixed Account.

Contract Date and Contract Year

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

Contract Owner

You are the contract owner. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, we will treat this as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the trust has been designated, the availability of Enhanced Death Benefits will be based on the age of the annuitant at the time you purchase the Contract.


     Contract Owner Categories. There are three categories of contract owners covered by this prospectus. For ease of reference, they are called May-2002, Yr-2003 and Yr-2004 contract owners. If you are a contract owner, the category of your Contract is indicated on your quarterly statements. If you are unsure which category applies to you, please call our Customer Service Center. The telephone number is (800) 366-0066.


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

The following is a general description of the categories:

       -------------------------------------------------------------------------

       -------------------------------------------------------------------------
       May-2002:        Contracts purchased on or after May 1, 2002, under which
                        the determination of benefits when there are allocations
                        to Special Funds is the same as the Special Funds
                        "floor," but all withdrawals are pro-rata (as available
                        in the state of issue at the time of purchase).
       -------------------------------------------------------------------------
       Yr-2003:         Contracts purchased on or after February 4, 2003 which
                        have the same death benefits and living benefits as
                        May-2002 Contracts, but have a different calculation of
                        the Minimum Guaranteed Income Benefit and higher charges
                        for all three living benefit optional riders (as
                        available in the state of issue at the time of
                        purchase).
       -------------------------------------------------------------------------
       Yr-2004:         Contracts purchased on or after March 15, 2004 which
                        offer the Quarterly Ratchet Death Benefit, do not offer
                        the 7% Solution Death Benefit, do not offer the Minimum
                        Guaranteed Accumulation Benefit and offer a Minimum
                        Guaranteed Withdrawal Benefit with Reset and Step-Uup
                        Benefit options (as available in the state of issue at
                        the time of purchase).
       -------------------------------------------------------------------------


A description of benefits and charges for May-2002 and Yr-2003 contract owners is included in the appendices to this prospectus, to the extent they differ from those described in this prospectus for Yr-2004 contract owners. Please retain this prospectus and the appendix that is applicable to you so you will have it for future reference.


      Joint Owner. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The earnings multiplier benefit rider is not available when there are joint owners.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected an Enhanced Death Benefit, and you add a joint owner after issue, the Enhanced Death Benefit from the date of change will end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if you add a joint owner after issue. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit or the earnings multiplier benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

Annuity Start Date

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date.

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

The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

Annuitant

The annuitant is the person designated by you to be the measuring life in determining annuity payments. You are the annuitant unless you name another annuitant in the application. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the Contract is in effect.

If the contract owner is an individual, and the annuitant dies before the annuity start date and you have named a contingent annuitant, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if you are not an individual.

Beneficiary

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries, unless you indicate otherwise in writing.

      Change of Contract Owner or Beneficiary. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the Contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner's age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.

If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For the Enhanced Death Benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to 85, the Enhanced Death Benefit will end, and the death benefit will become the Standard Death Benefit. For all death benefit options, 1) if the new owner's attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits.

WF Landmark -133980                   16

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum Base and Benefit Base percentages in effect on the original rider date to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary's right to elect an annuity option or receive a lump sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

Purchase and Availability of the Contract

We will issue a Contract only if both the annuitant and the contract owner are age 85 or younger. The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of $500 or more ($50 for qualified Contracts) at any time after the free look period, before the contract anniversary following your 86th birthday and during the accumulation phase. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval. The Contract may not be available to all ages through all broker dealers.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract: (i) if you are looking for a short-term investment; (ii) if you cannot risk getting back less money than you put in; or (iii) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus. If you are considering an Enhanced Death Benefit Option and/or the earnings multiplier benefit rider and your Contract will be an IRA, see "Taxation of Qualified Contracts -- Individual Retirement Annuities" and "Tax Consequences of Enhanced Death Benefit" in this prospectus.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

Crediting of Premium Payments

We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by

WF Landmark -133980                   17
sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts and/or Fixed Interest Allocation of Separate Account B specified by you within 2 business days.

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account B at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

      1) If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

      2) If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Wells Fargo VT Money Market subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period

WF Landmark -133980                   18
you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $500, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

Administrative Procedures

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements.

Contract Value

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (i) the contract value in the Fixed Interest Allocations, and (ii) the contract value in each subaccount in which you are invested.

      Contract Value in Fixed Interest Allocations. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

      Contract Value in the Subaccounts. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Wells Fargo VT Money Market subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

      1) We take the contract value in the subaccount at the end of the preceding business day.

      2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

      3)    We add (1) and (2).

      4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

      5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

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

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See Appendix C and the ING USA Fixed Account II prospectus for a description of the calculation of cash surrender value under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

      Surrendering to Receive the Cash Surrender Value. You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Wells Fargo VT Money Market subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

Addition, Deletion or Substitution of Subaccounts and Other Charges

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces. We will provide you with written notice before we make these changes.

We reserve the right to: (i) deregister Separate Account B under the 1940 Act;
(ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will provide you with written notice before we make any of these changes.

The Fixed Account

The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See Appendix C and the Fixed Account II prospectus for more information.

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

Optional Riders

Subject to state availability, you may elect one of the two optional benefit riders discussed below. You may add only one of these two riders to your Contract. Each rider has a separate charge. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees -- Optional Rider Charges" for information on rider charges.



The optional riders may not be available for all investors. You should analyze each rider thoroughly and understand it completely before you select one. The optional riders do not guarantee any return of principal or premium payments and do not guarantee performance of any specific investment portfolio under the Contract. You should consult a qualified financial adviser in evaluating the riders.

The optional riders may not be approved in all states. Check with our Customer Service Center for availability in your state. The telephone number is (800) 366-0066.

Rider Date. The rider date is the date an optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

No Cancellation. Once you purchase a rider, you may not cancel it unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

Termination. The optional riders are "living benefits," which means the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate if you:

      o annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

      o die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The optional riders will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with each rider.

Minimum Guaranteed Income Benefit Rider (MGIB). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB.

The following investment options are designated as Special Funds for purposes of calculating the MGIB: Wells Fargo VT Money Market Fund, the ING VP Intermediate Bond Portfolio, the ING PIMCO Core Bond Portfolio, the Fixed Account, the Fixed Interest Division and the TSA Special Fixed Account.

No investment options are currently designated as Excluded Funds.

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The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate.

For a discussion of the charges we deduct under the MGIB rider, see "Charges and Fees -- Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

      1) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) on the MGIB Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

      2) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) on the MGIB Date applied to the then-current income factors in effect for the annuity option you selected; or

      3) the MGIB annuity income based on your MGIB Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Base for any premium tax recovery and Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) that would otherwise apply at annuitization.

The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Base.

The MGIB Benefit Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value), and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.

      Determining the MGIB Charge Base: The MGIB Charge Base is the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

      (i) The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

            (a)   is the MGIB Rollup Base for Covered Funds;

            (b)   is the MGIB Rollup Base for Special Funds;

            (c)   is the MGIB Rollup Base for Excluded Funds; and

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      (ii)  The MGIB Ratchet Base is equal to the sum of (a) and (b) where:

            (a)   is the MGIB Ratchet Base for Covered and Special Funds; and

            (b)   is the MGIB Ratchet Base for Excluded Funds.

      Determining the MGIB Annuity Income. On the MGIB Date, we calculate your MGIB annuity income as follows:

      1) We first determine your MGIB Benefit Base: The MGIB Benefit Base is equal to the greater of the MGIB Rollup Benefit Base and the MGIB Ratchet Benefit Base.

            (i) The MGIB Rollup Benefit Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

                  (a)   is the MGIB Rollup Base for Covered Funds;

                  (b)   is the MGIB Rollup Base for Special Funds;

                  (c)   is the contract value allocated to Excluded Funds; and

            (ii)  The MGIB Ratchet Benefit Base is equal to the sum of (a) and
                  (b) where:

                  (a)   is the MGIB Ratchet Base for Covered and Special Funds;
                        and

                  (b)   is the contract value allocated to Excluded Funds.

            The Maximum MGIB Base is 300% of eligible premiums adjusted pro-rata for withdrawals. The Maximum MGIB Base is not allocated by Fund category.

            a)    Calculation of MGIB Rollup Benefit Base

                  The MGIB Rollup Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rollup Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter.

                  The MGIB Rollup Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. There is no accumulation of MGIB Rollup Base allocated to Special Funds.

                  The MGIB Rollup Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter. The MGIB Rollup Base allocated to Excluded Funds is used only for transfer adjustments and rider charges. It is not used to determine benefits.

                  Eligible premiums are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid after that are excluded from the MGIB Rollup Base.

                  The MGIB Rollup Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rollup Rate is an annual effective rate.

                  Withdrawals reduce the MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB Rollup Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Rollup Base in Covered Funds after

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                  a withdrawal from one or more Covered Funds equals the value of the MGIB Rollup Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered
                  Funds before the withdrawal.

                  Net transfers from Covered Funds will reduce the MGIB Rollup Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Covered Funds.

                  Net transfers from Special Funds will reduce the MGIB Rollup Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Special Funds.

                  Net transfers from Excluded Funds will reduce the MGIB Rollup Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Rollup Base allocated to Excluded Funds.

            b)    Calculation of MGIB Ratchet Benefit Base

                  The MGIB Ratchet Base for Covered Funds and Special Funds equals:

                  o on the rider date, eligible premiums, or the contract value, if applicable, allocated to Covered Funds and Special Funds;

                  o on each "quarterly anniversary date" prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of :

                        1) the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

                        2) the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

                  o at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

            The MGIB Ratchet Base for Excluded Funds is calculated the same as for Covered Funds and Special Funds, but for premiums, allocations, withdrawals or transfers attributable to Excluded Funds.

            Effect of Transfers on MGIB Ratchet Base:

            Net transfers from Covered or Special Funds to Excluded Funds will reduce the MGIB Ratchet Base allocated to Covered and Special Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Excluded Funds will equal the reduction in the MGIB Ratchet Base allocated to Covered and Special Funds.

            Net transfers from Excluded Funds to Covered or Special Funds will reduce the MGIB Ratchet Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Covered and Special Funds will equal the lesser of the net contract value transferred and the change in the MGIB Ratchet Base allocated to Excluded Funds.

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            A "quarterly anniversary date" is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

      2) Then we determine the MGIB annuity income by multiplying your MGIB Benefit Base (adjusted for any Market Value Adjustment, surrender charge and premium taxes) by the income factor, and then divide by $1,000.

MGIB Income Options

The following are the MGIB Income Options available under the MGIB Rider:

      a) Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain;

      b)    Income for a 20-30 year period certain;

      c) Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Benefit Date.

You may elect to have payments under MGIB Income Options (a) and (b) increase annually at 1%, 2% or 3%.

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The Contract Value will be reduced on a pro-rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values.

Please note that if you elect partial annuitization, income payments received will be taxed as withdrawals. Please consult your tax adviser before making this election, as the taxation of partial annuitization is uncertain.

      Purchase. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider. This could reduce the MGIB.

      The MGIB Date. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

      No Change of Annuitant. Once you purchase the MGIB rider, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

      Notification. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

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The MGIB rider does not restrict or limit your right to annuitize the Contract at any time permitted under the Contract. The MGIB rider does not restrict your right to annuitize the Contract using contract values that may be higher than the MGIB annuity benefit.

The benefits associated with the MGIB rider are available only if you annuitize your Contract under the rider and in accordance with the provisions set forth above. Annuitizing using the MGIB may result in a more favorable stream of income payments, and different tax consequences, under your Contract. Because the MGIB rider is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that might be provided by the application of your Contract value to the Contract's applicable annuity factors. You should consider all of your options at the time you begin the income phase of your Contract.

Minimum Guaranteed Withdrawal Benefit Rider (MGWB). The MGWB rider, marketed under the name, ING PrincipalGuard Withdrawal Benefit, is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account.

The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

      1) if you purchased the MGWB rider on the contract date: your premium payments received during the first two contract years

      2) if you purchased the MGWB rider after the contract date: your contract value on the Rider Date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account is tracked separately for Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of (a) the MGWB Withdrawal Account allocated to Covered Funds, and (b) the lesser of (i) the MGWB Withdrawal Account allocated to Excluded Funds and (ii) the contract value in Excluded Funds. Thus, investing in the Excluded Funds may limit the MGWB Withdrawal Account. No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

The Maximum Annual Withdrawal Amount (or "MAW") is equal to 7% of the Eligible Payment Amount. Withdrawals from Covered Funds of up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals from Covered Funds greater than the MAW will cause a reduction in the MGWB Withdrawal Account allocated to Covered Funds by the proportion that the excess withdrawal bears to the remaining contract value in Covered Funds after the withdrawal of the MAW. All withdrawals from Excluded Funds will reduce the value of the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds.

Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the MAW at the time of the withdrawal. Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account by the dollar amount of


WF Landmark -133980                   26

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the payments. If a withdrawal reduces the MGWB Withdrawal Account to zero, the
MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds and the net contract value transferred.

You should not make any withdrawals if you wish to retain the option to elect the Step-Up Benefit (see below).

The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

      Guaranteed Withdrawal Status. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

      1)    your contract value is greater than zero;

      2)    your MGWB Withdrawal Account is greater than zero;

      3)    you have not reached your latest allowable annuity start date;

      4)    you have not elected to annuitize your Contract; and

      5) you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

      Automatic Periodic Benefit Status. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

      1)    your MGWB Withdrawal Account is greater than zero;

      2)    you have not reached your latest allowable annuity start date;

      3)    you have not elected to annuitize your Contract; and

      4) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of (i) your Contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the MAW. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status

WF Landmark -133980                   27

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until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner's death.

On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

      Reset Option. Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider ("New Rider"). The MGWB Withdrawal Account under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider and any right to reset again will be based on the terms of the New Rider when it is issued. We reserve the right to limit the reset election to contract anniversaries only. If you elect the Reset Option, the Step-Up Benefit is not available.

      Step-Up Benefit. If the Rider Date is the same as the Contract Date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%. This option is available whether or not the contract value is greater than the MGWB Withdrawal Account. If you elect the Step-Up Benefit:

      1) we reserve the right to increase the charge for the MGWB Rider up to a maximum annual charge of 1.00% of contract value;

      2) you must wait at least five years from the Step-Up date to elect the Reset Option.

The Step-Up Benefit may be elected only one time under the MGWB Rider. We reserve the right to limit the election of the Step-Up Benefit to contract anniversaries only. Please note that if you have a third party investment advisor who charges a separate advisory fee, and you have chosen to use withdrawals from your Contract to pay this fee, these will be treated as any other withdrawals, and the Step-Up Benefit will not be available.

      Death of Owner.

            Before Automatic Periodic Benefit Status. The MGWB rider terminates on the first owner's date of death (death of annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner's spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing Reset Option.

            During Automatic Periodic Benefit Status. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

      Purchase. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

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For a discussion of the charges we deduct under the MGWB rider, see "Charges and
Fees -- Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information.

Other Contracts

We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could affect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

--------------------------------------------------------------------------------
WITHDRAWALS
--------------------------------------------------------------------------------

Except under certain qualified Contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount is the greater of (i) any earnings less previous withdrawals, and (ii) 10% of premium payments paid within 4 years prior to the date of the withdrawal and not previously withdrawn, less any withdrawals taken in the same contract year.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro-rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Wells Fargo VT Money Market subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the optional benefit rider is in effect. See "Optional Riders."

We offer the following three withdrawal options:

Regular Withdrawals

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See Appendix C and the Fixed Account II prospectus for more information on the application of the Market Value Adjustment.

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Systematic Withdrawals

You may choose to receive automatic systematic withdrawal payments (i) from the contract value in the subaccounts in which you are invested, or (ii) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested.

You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (i) a fixed dollar amount or (ii) an amount based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

           ---------------------------------------------------------------------
                                                      Maximum Percentage
                                                  of Premiums Not Previously
           Frequency                                      Withdrawn
           ---------------------------------------------------------------------
           Monthly                                         0.833%
           Quarterly                                        2.50%
           Annually                                        10.00%
           ---------------------------------------------------------------------

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your premium payments not previously withdrawn on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

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You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

      Fixed Dollar Systematic Withdrawal Feature. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your premium payments not previously withdrawn as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable maximum percentage.

IRA Withdrawals

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. You may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the 28th day of each month.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year

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based on the frequency you select, if that amount is less than $100, we will pay
$100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

Consult your tax adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

--------------------------------------------------------------------------------
TRANSFERS AMONG YOUR INVESTMENTS
--------------------------------------------------------------------------------

Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds and other investment portfolios may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds or Excluded Funds, may also affect your optional rider base. See "The Annuity Contract -- Optional Riders."

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at our Customer Service Center. If we receive your transfer request after 4 p.m. eastern time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.


Limits Imposed by Underlying Funds. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

Limits on Frequent or Disruptive Transfers. The Contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners. This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies and make frequent transfers should not purchase the Contract.

We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

     1.   exceeds our then-current monitoring standard for frequent trading;

     2. is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

     3. if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract owners,

we will take the following actions to deter such activity. Upon the first violation, we will send a one time warning letter. A second violation will result in the suspension of trading privileges via facsimile, telephone, email and internet, and limit trading privileges to submission by regular U.S. mail for a period of six months. At the end of that period, trading privileges will be reinstated. If there is another violation after such rights are reinstated, we will suspend such privileges permanently. We will notify you in writing if we take any of these actions.

With regard to transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners, we will also take the following actions, without prior notice:
(1) not accepting transfer instructions from an agent acting on behalf of more than one contract owner; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract owner at a time.

Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, movement between such funds and the Liquid Assets Portfolio, and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify such standard, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we will take the same actions as are described above to limit frequent transfers.

The Company does not allow waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

We currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios be received at our Customer Service Center no later than 3 p.m. eastern time.

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Dollar Cost Averaging

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in (i) the Wells Fargo VT Money Market subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Wells Fargo VT Money Market subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount. We will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Wells Fargo VT Money Market subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in "Appendix B -- The Investment Portfolios." Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

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      o     Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of contract value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s).

      o Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to the Restricted Funds.

      o Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

Automatic Rebalancing

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in Appendix B -- The Investment Portfolios. If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals made on a pro-rata basis will not cause the automatic rebalancing program to terminate.

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

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DEATH BENEFIT CHOICES
--------------------------------------------------------------------------------

Death Benefit During the Accumulation Phase

During the accumulation phase, a death benefit (and earnings multiplier benefit, if elected) is payable when either the contract owner, or the first of joint owners or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center ("claim date"). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above). A beneficiary's right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.

If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death." Interest earned on this account may be less than interest paid on other settlement options.

Your death benefit and mortality and expense risk charge depend on the category of contract owners to which you belong and on the death benefit that you choose.

The following describes the death benefit options for contract owners in the Yr-2004 category. For a description of the death benefits applicable under your Contract if you are in a different category, please see the applicable appendix. Please retain this prospectus and the appendix that is applicable to you so you will have it for future reference. If you are unsure of which category applies to you, please call our Customer Service Center.

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the Quarterly Ratchet Enhanced Death Benefit or (iii) the Max 7 Enhanced Death Benefit. The Quarterly Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Enhanced Death Benefits are available only at the time you purchase your Contract. The Enhanced Death Benefits are not available where a Contract is owned by joint owners. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit.

Once you choose a death benefit, you cannot change it. We may stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The MGWB rider may also affect the death benefit.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

      1)    the contract value; or

      2)    the cash surrender value.

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The Standard Death Benefit equals the greater of:

      1)    the Base Death Benefit; and

      2) the Standard Minimum Guaranteed Death Benefit ("Standard MGDB") for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds.

The Standard MGDB allocated to Covered Funds equals premiums allocated to Covered Funds less pro-rata adjustments for any withdrawals and transfers.

The Standard MGDB allocated to Excluded Funds equals premiums allocated to Excluded Funds less pro-rata adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB on a pro-rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

      o Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.

      o Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the decrease in the Standard MGDB in Excluded Funds.

Enhanced Death Benefit Options. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing Contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The Quarterly Ratchet Enhanced Death Benefit equals the greater of:

      1)    the Standard Death Benefit; and

      2) the Quarterly Ratchet Minimum Guaranteed Death Benefit ("Quarterly Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

No funds are currently designated as Excluded Funds for purposes of the Quarterly Ratchet MGDB.

The Quarterly Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each quarterly anniversary (three months from the contract date and each three month anniversary of that date) that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Covered Funds will be set to the greater of:

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

      1) the current contract value in Covered Funds (after deductions occurring as of that date); or

      2) the Quarterly Ratchet MGDB in Covered Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Covered Funds is equal to the Quarterly Ratchet MGDB in the Covered Funds from the last quarterly anniversary, adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

The Quarterly Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each quarterly anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Excluded Funds will be set to the greater of:

      1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

      2) the Quarterly Ratchet MGDB in the Excluded Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Excluded Funds is equal to the Quarterly Ratchet MGDB in the Excluded Funds from the last quarterly anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Quarterly Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Special or Excluded Funds will reduce the Quarterly Ratchet MGDB in Covered Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the Quarterly Ratchet MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Quarterly Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Quarterly Ratchet MGDB in Excluded Funds

The Max 7 Enhanced Death Benefit equals the greater of the Quarterly Ratchet Enhanced Death Benefit and the 7% Solution Death Benefit Element. Each element of the Max 7 Enhanced Death Benefit is determined independently of the other at all times.

The 7% Solution Death Benefit Element is the greater of:

      1)    the Standard Death Benefit; and

      2)    the lesser of:

            a) 3 times all premium payments, adjusted for withdrawals (the "cap"); or

            b) the sum of the 7% Solution Minimum Guaranteed Death Benefit Element ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For purposes of calculating the 7% Solution Death Benefit Element, the following investment options are designated as Special Funds: the Wells Fargo VT Money Market Fund, the ING VP Intermediate Bond Portfolio, the ING PIMCO Core Bond Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account.

No investment options are currently designated as Excluded Funds.

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

The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

Earnings Multiplier Benefit Rider. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issue ages 75 or under. You may add it at issue of the Contract or, if not yet available in your state, on the next contract anniversary following introduction of the rider in your state. The date on which the rider is added is referred to as the "rider effective date."

If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals ("Maximum Base"). Currently, if added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) the Maximum Base; and ii) the contract value on the claim date minus premiums adjusted for withdrawals. If added after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and ii) the contract value on the claim date minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro-rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see "Charges and Fees -- Earnings Multiplier Benefit Charge" for a description of the charge.

The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in "Federal Tax
Considerations," "Individual Retirement Annuities," "Taxation of Qualified Contracts," and "Tax Consequences of Enhanced Death Benefit," in this prospectus.

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Death Benefit During the Income Phase

If any contract owner or the annuitant dies after the annuity start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

Continuation After Death -- Spouse

If at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the Contract as his or her own, the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the Wells Fargo VT Money Market subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the Contract elects to continue the Contract as his or her own.

The death benefits under each of the available options will continue, based on the surviving spouse's age on the date that ownership changes.

At subsequent surrender, we will waive any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner. Any premiums paid later will be subject to any applicable surrender charge.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Wells Fargo VT Money Market subaccount, or its successor.

The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: (i) based on the attained age of the spouse at the time of the ownership change using current values as of that date;
(ii) computed as if the rider were added to the Contract after issue and after the increase; and (iii) based on the Maximum Base and percentages in effect on the original rider date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.

Continuation After Death -- Not a Spouse

If the beneficiary or surviving joint owner is not the spouse of the owner, the Contract may continue in force subject to the required distribution rules of the Code. See next section, "Required Distributions Upon Contract Owner's Death."

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Wells Fargo VT Money Market subaccount, or its successor.

The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in

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

proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Wells Fargo VT Money Market subaccount, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

Required Distributions Upon Contract Owner's Death

We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified Contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (i) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (ii) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (iii) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is not a spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner's beneficiary who is not a spouse within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, all of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If a Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

Effect of MGWB on Death Benefit

If you die before Automatic Periodic Benefit Status under the MGWB rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner's spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse's death. Please see "Minimum Guaranteed Withdrawal Benefit Rider- Death of Owner" for a description of the impact of the owner's death on the MGWB Rider.

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If you die during Automatic Periodic Benefit Status, the death benefit payable is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments. Please see "Minimum Guaranteed Withdrawal Benefit Rider".

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THE ANNUITY OPTIONS
--------------------------------------------------------------------------------

Annuitization of Your Contract

If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date.

If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law), the total contract value applied to periodic income payments, and the applicable payment rate.

Our approval is needed for any option where:

      1) The person named to receive payment is other than the contract owner or beneficiary;

      2)    The person named is not a natural person, such as a corporation; or

      3) Any income payment would be less than the minimum annuity income payment allowed.

Selecting the Annuity Start Date

You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

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If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

Frequency of Annuity Payments

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

Beneficiary Rights

A beneficiary's right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

The Annuity Options

We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

      Option 1. Income for a Fixed Period. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

      Option 2. Income for Life with a Period Certain. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

      Option 3. Joint Life Income. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

      Option 4. Annuity Plan. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

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Payment When Named Person Dies

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and ING USA. The amounts we will pay are determined as follows:

      1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.

      2) For Option 3, no amounts are payable after both named persons have died.

      3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

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OTHER CONTRACT PROVISIONS
--------------------------------------------------------------------------------

Reports to Contract Owners

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report and in any confirmation notice. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (i) when the New York Stock Exchange is closed; (ii) when trading on the New York Stock Exchange is restricted; (iii) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (iv) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

In Case of Errors in Your Application

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

Assigning the Contract as Collateral

You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

Contract Changes -- Applicable Tax Law

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. We will give you advance notice of such changes.

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Free Look

You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value (which may be more or less than the premium payments you paid) or, if required by your state, the original amount of your premium payment. For purposes of the refund during the free look period,
(i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Wells Fargo VT Money Market subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

Special Arrangements

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract

Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. DSI, a New York corporation, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by ING USA for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products ("selling firms"). Selling firms are also registered with the SEC and are NASD member firms.

DSI pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by DSI to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. DSI has entered into a selling agreement with Wells Fargo Securities, Inc. ("Wells Fargo") to sell the Contracts through registered representatives of Wells Fargo and its affiliated broker dealers. Wells Fargo may receive commissions of up to 7.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.25% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all

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

or a portion of compensation paid to their selling firm, depending on the firm's practices. Commissions and annual compensation, when combined, could exceed 7.0% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, DSI may pay or allow other promotional incentives or payments in the form of cash or other compensation to selling firms.

DSI may also pay selling firms additional compensation or reimbursement for their efforts in selling Contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to us or our affiliates. This compensation or reimbursement is not reflected in the fees and expenses listed in the fee table section of this prospectus. In addition, DSI may enter into special compensation arrangements with certain selling firms based on those firms' aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

Affiliated selling firms may include Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Granite Investment Services, Inc., Guaranty Brokerage Services, Inc., ING America Equities, Inc., ING Barings Corp., ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Financial Advisers, LLC, ING Financial Partners, Inc., ING Funds Distributor, LLC, ING Furman Selz Financial Services LLC,ING TT&S (U.S.) Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc. and Systematized Benefits Administrators, Inc..

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values.

We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

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OTHER INFORMATION
--------------------------------------------------------------------------------

Voting Rights

We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

State Regulation

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

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

Legal Proceedings

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

Directed Services, Inc., the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

Industry Developments - Trading

As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

Experts

The audited consolidated financial statements and schedules of the Company as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, along with the statement of assets and liabilities of Separate Account B as of December 31, 2003 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing in the SAI and in the Registration Statement, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.

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FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

      o Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

      o Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

      o This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

      o We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

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Types of Contracts: Non-Qualified or Qualified

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan's terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

Taxation of Non-Qualified Contracts

      Taxation Prior to Distribution

      We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

            Diversification. Internal Revenue Code Section 817(h) requires investments of a variable account be adequately diversified in order for a contract to be treated as annuity contract for federal income tax purposes. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable investment option must meet certain tests. Each sub-account's corresponding fund has represented that it will meet the diversification standards that apply to your policy. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

            Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

            Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations

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interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

            Non-Natural Persons. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

            Delayed Annuity Starting Date. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

      Taxation of Distributions

            General. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the living benefits provided under the Contract, i.e., the MGWB and MGIB, as well as the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the contract.

            10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

                  o     made on or after the taxpayer reaches age 59 1/2;

                  o     made on or after the death of a contract owner;

                  o     attributable to the taxpayer's becoming disabled; or

                  o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

            Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the "investment in the contract" in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

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If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

                  o First, from any remaining "investment in the contract" made prior to August 14, 1982 and exchanged into the Contract;

                  o Next, from any "income on the contract" attributable to the investment made prior to August 14, 1982;

                  o     Then, from any remaining "income on the contract"; and

                  o     Lastly, from any remaining "investment in the contract".

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. The IRS has not provided any additional guidance on what it considers abusive. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

            Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, such as those associated with the MGIB benefit, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

            Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

            Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

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            Immediate Annuities. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.

            Multiple Contracts. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

            Withholding. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Taxation of Qualified Contracts

      General

      The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

      Distributions - General

      For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the

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calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charge and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.

      Direct Rollovers

      If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

      Corporate and Self-Employed Pension and Profit Sharing Plans

      Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

      Individual Retirement Annuities - General

      Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

     Individual Retirement Annuities - Distributions


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      All distributions from a traditional IRA are taxed as received unless either one of the following is true:

            o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

            o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate one or more of the following:

            o     Start date for distributions;

            o The time period in which all amounts in your account(s) must be distributed; or

            o     Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

            o Over your life or the joint lives of you and your designated beneficiary; or

            o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2004, your entire balance must be distributed to the designated beneficiary by December 31, 2009. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

            o     Over the life of the designated beneficiary; or

            o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

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            o     December 31 of the calendar year following the calendar year of your death; or

            o December 31 of the calendar year in which you would have attained age 70 1/2.

      Roth IRAs - General

      Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

      Roth IRAs - Distributions

      A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

            o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

            o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

      Tax Sheltered Annuities - General

      Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary reduction contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.

      Tax Sheltered Annuities - Loans

Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, the Code and other federal and state regulations. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with

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our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

Any outstanding loan balance impacts the following:

            o Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

            o Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

            o     Riders:

                        - Minimum Guaranteed Income Benefit ("MGIB") Rider. If you exercise the MGIB rider, we reduce the MGIB Base by an amount equal to the ratio of the outstanding loan balance to the contract value multiplied by the MGIB Base. -

                        - Minimum Guaranteed Withdrawal Benefit ("MGWB") Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the MGWB Withdrawal Account. We do not recommend the MGWB rider if loans are contemplated. -

Tax Sheltered Annuities - Distributions

All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

            o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or

            o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

Tax Consequences of Enhanced Death Benefit

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

Other Tax Consequences

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As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

Possible Changes in Taxation

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

Federal Income Tax Withholding

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

Assignments

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

Taxation of Company

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

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In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.


















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--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

         Table of Contents
         Item
         Introduction
         Description of ING USA Annuity and Life Insurance Company Safekeeping of Assets
         The Administrator
         Independent Auditors
         Distribution of Contracts
         Performance Information
         IRA Partial Withdrawal Option
         Other Information
         Financial Statements of ING USA Annuity and Life Insurance Company
           (formerly Golden American Life Insurance Company)
         Financial Statements of ING USA Annuity and Life Insurance Company
           Separate Account B (formerly Golden American Separate Account B)

Please tear off, complete and return the form below to order a free Statement of Additional Information for the Contracts offered under the prospectus. Send the form to our Customer Service Center at the address shown on the prospectus cover.

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PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR
SEPARATE ACCOUNT B.

Please Print or Type:

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WF Landmark -133980                                                   12/22/2004


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WF Landmark -133980                     SAI-1

--------------------------------------------------------------------------------
APPENDIX A
--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2003, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B (formerly Golden American Separate Account B) available under the Contract for the indicated periods.

                                                      2003        2002         2001        2000
                                                  --------------------------------------------------

SEPARATE ACCOUNT ANNUAL CHARGES OF 1.65 %
     FIDELITY(R) VIP EQUITY--INCOME
          AUV at Beginning of Period                  $7.80        $9.58      $10.00 (7)
          AUV at End of Period                        $9.98        $7.80       $9.58
          Number of Accumulation Units
             Outstanding at End of Period           947,458      177,883          --

     ING AIM MID CAP GROWTH
          AUV at Beginning of Period                  $9.71       $14.46      $18.65       $21.51 (1)
          AUV at End of Period                       $13.77        $9.71      $14.46       $18.65
          Number of Accumulation Units
             Outstanding at End of Period           477,375      335,993     414,298      185,121

     ING ALLIANCE MID CAP GROWTH
          AUV at Beginning of Period                  $9.92       $14.42      $17.00       $19.97 (1)
          AUV at End of Period                       $16.31        $9.92      $14.42       $17.00
          Number of Accumulation Units
             Outstanding at End of Period           845,094      481,010     388,823      181,294

     ING DEVELOPING WORLD
          AUV at Beginning of Period                  $6.16        $7.01       $7.52       $11.62 (1)
          AUV at End of Period                        $8.88        $6.16       $7.01        $7.52
          Number of Accumulation Units
             Outstanding at End of Period           472,273      249,736     203,417       52,533

     ING EAGLE ASSET VALUE EQUITY
          AUV at Beginning of Period                 $14.68       $17.99      $19.14       $17.30 (1)
          AUV at End of Period                       $18.08       $14.68      $17.99       $19.14
          Number of Accumulation Units
             Outstanding at End of Period           364,191      318,880     183,496       41,973

     ING FMRSM DIVERSIFIED MID--CAP
          AUV at Beginning of Period                  $7.19        $9.06       $9.87       $10.00 (3)
          AUV at End of Period                        $9.44        $7.19       $9.06        $9.87
          Number of Accumulation Units
             Outstanding at End of Period         1,236,349      877,092     390,858        9,164

     ING JANUS GROWTH AND INCOME
          AUV at Beginning of Period                  $7.01        $8.84       $9.94       $10.00 (3)
          AUV at End of Period                        $8.45        $7.01       $8.84        $9.94
          Number of Accumulation Units
             Outstanding at End of Period         2,048,406    1,160,152     480,294       19,469

     ING JANUS SPECIAL EQUITY
          AUV at Beginning of Period                  $6.04        $8.30       $8.88       $10.00 (3)
          AUV at End of Period                        $8.94        $6.04       $8.30        $8.88
          Number of Accumulation Units
             Outstanding at End of Period           344,837      246,924     151,551        9,174

WF Landmark -133980

                                       A1

                                                      2003        2002         2001        2000
                                                  --------------------------------------------------

     ING JENNISON EQUITY OPPORTUNITIES
          AUV at Beginning of Period                 $14.64       $21.05      $24.59       $28.98 (1)
          AUV at End of Period                       $18.88       $14.64      $21.05       $24.59
          Number of Accumulation Units
             Outstanding at End of Period           463,551      479,670     337,955      124,676

     ING JP MORGAN FLEMING INTERNATIONAL
          AUV at Beginning of Period                 $10.00 (11)
          AUV at End of Period                       $11.86
          Number of Accumulation Units
             Outstanding at End of Period            56,919

     ING JP MORGAN SMALLCAP
          AUV at Beginning of Period                  $7.83       $10.00 (7)
          AUV at End of Period                       $10.34        $7.83
          Number of Accumulation Units
             Outstanding at End of Period           506,711      114,380

     ING JULIUS BAER FOREIGN
          AUV at Beginning of Period                  $8.21       $10.00 (7)
          AUV at End of Period                       $10.59        $8.21
          Number of Accumulation Units
             Outstanding at End of Period           292,301       81,977

     ING MARSICO GROWTH
          AUV at Beginning of Period                 $10.34       $14.92      $21.75       $28.89 (1)
          AUV at End of Period                       $13.49       $10.34      $14.92       $21.75
          Number of Accumulation Units
             Outstanding at End of Period         1,979,404    1,434,608   1,236,743      693,052

     ING MFS MID CAP GROWTH
          AUV at Beginning of Period                 $15.74       $31.27      $41.63       $38.15 (1)
          AUV at End of Period                       $21.54       $15.74      $31.27       $41.63
          Number of Accumulation Units
             Outstanding at End of Period         1,153,663      844,740     569,707      186,073

     ING MFS RESEARCH
          AUV at Beginning of Period                 $14.82       $20.06      $25.97       $26.65 (1)
          AUV at End of Period                       $18.16       $14.82      $20.06       $25.97
          Number of Accumulation Units
             Outstanding at End of Period           933,001      921,349     792,240      378,215

     ING PIMCO CORE BOND
          AUV at Beginning of Period                 $12.44       $11.64      $11.55       $11.32 (1)
          AUV at End of Period                       $12.82       $12.44      $11.64       $11.55
          Number of Accumulation Units
             Outstanding at End of Period         2,698,621    1,936,106     244,538       14,652

     ING SALOMON BROTHERS AGGRESSIVE GROWTH
          AUV at Beginning of Period                 $10.00 (11)
          AUV at End of Period                       $10.81
          Number of Accumulation Units
             Outstanding at End of Period            94,036

     ING SALOMON BROTHERS ALL CAP
          AUV at Beginning of Period                  $8.49       $11.59      $11.57       $10.00 (1)
          AUV at End of Period                       $11.59        $8.49      $11.59       $11.57
          Number of Accumulation Units
             Outstanding at End of Period         2,190,115    1,505,988     807,563       70,600

     ING SALOMON BROTHERS INVESTORS
          AUV at Beginning of Period                  $8.01       $10.58      $11.24       $10.00 (1)
          AUV at End of Period                       $10.34        $8.01      $10.58       $11.24
          Number of Accumulation Units
             Outstanding at End of Period         1,081,824    1,030,211     401,684       21,065

     ING T. ROWE PRICE CAPITAL APPRECIATION
          AUV at Beginning of Period                 $26.95       $27.27      $25.23       $20.42 (1)
          AUV at End of Period                       $33.19       $26.95      $27.27       $25.23
          Number of Accumulation Units
             Outstanding at End of Period         1,938,760    1,232,631     477,872       61,545

WF Landmark -133980

                                       A2

                                                      2003        2002         2001        2000
                                                  --------------------------------------------------

     ING T. ROWE PRICE EQUITY INCOME
          AUV at Beginning of Period                 $19.72       $23.10      $23.17       $19.74 (1)
          AUV at End of Period                       $24.27       $19.72      $23.10       $23.17
          Number of Accumulation Units
             Outstanding at End of Period         1,543,749      814,592     410,546       79,161

     ING VAN KAMPEN GLOBAL FRANCHISE
          AUV at Beginning of Period                  $8.83       $10.00 (7)
          AUV at End of Period                       $10.97        $8.83
          Number of Accumulation Units
             Outstanding at End of Period           441,247      136,897

     ING VAN KAMPEN GROWTH & INCOME
          AUV at Beginning of Period                 $17.75       $21.17      $24.45       $25.20 (1)
          AUV at End of Period                       $22.32       $17.75      $21.17       $24.45
          Number of Accumulation Units
             Outstanding at End of Period         1,070,653      835,107     752,796      428,500

     ING VAN KAMPEN REAL ESTATE
          AUV at Beginning of Period                 $27.05       $27.45      $25.81       $20.18 (1)
          AUV at End of Period                       $36.64       $27.05      $27.45       $25.81
          Number of Accumulation Units
             Outstanding at End of Period           395,687      242,782      77,777       12,612

     ING VP BOND PORTFOLIO
          AUV at Beginning of Period                 $10.63       $10.00 (7)
          AUV at End of Period                       $11.08       $10.63
          Number of Accumulation Units
             Outstanding at End of Period           337,031       88,275

     ING VP GROWTH OPPORTUNITIES
          AUV at Beginning of Period                  $5.24        $7.78      $10.00 (4)
          AUV at End of Period                        $6.82        $5.24       $7.78
          Number of Accumulation Units
             Outstanding at End of Period           240,862      157,970      50,783

     ING VP INDEX PLUS LARGE CAP
          AUV at Beginning of Period                 $10.00 (10)
          AUV at End of Period                        $8.92
          Number of Accumulation Units
             Outstanding at End of Period           392,888

     ING VP MAGNACAP
          AUV at Beginning of Period                  $7.07        $9.34      $10.00 (4)
          AUV at End of Period                        $9.09        $7.07       $9.34
          Number of Accumulation Units
             Outstanding at End of Period           219,722      153,013      28,170

     ING VP SMALLCAP OPPORTUNITIES
          AUV at Beginning of Period                  $4.60        $8.32      $10.00 (4)
          AUV at End of Period                        $6.26        $4.60       $8.32
          Number of Accumulation Units
             Outstanding at End of Period           951,109      563,709     111,946

     ING VP WORLDWIDE GROWTH
          AUV at Beginning of Period                  $5.17        $6.99       $8.74       $10.00 (2)
          AUV at End of Period                        $6.57        $5.17       $6.99        $8.74
          Number of Accumulation Units
             Outstanding at End of Period           424,273      322,466     158,546       39,547

     PIMCO HIGH YIELD PORTFOLIO
          AUV at Beginning of Period                  $9.73       $10.01       $9.94       $10.12 (1)
          AUV at End of Period                       $11.75        $9.73      $10.01        $9.94
          Number of Accumulation Units
             Outstanding at End of Period         3,143,112    1,388,956     581,041      111,021

     PROFUND VP BULL
          AUV at Beginning of Period                  $6.64        $8.88      $10.00 (4)
          AUV at End of Period                        $8.20        $6.64       $8.88
          Number of Accumulation Units
             Outstanding at End of Period           212,538      127,499      92,175

WF Landmark -133980

                                       A3

                                                      2003        2002         2001        2000
                                                  --------------------------------------------------

     PROFUND VP SMALL CAP
          AUV at Beginning of Period                  $7.18        $9.41      $10.00 (4)
          AUV at End of Period                       $10.08        $7.18       $9.41
          Number of Accumulation Units
             Outstanding at End of Period           550,359      236,885      18,943

     FOOTNOTES
     (1)   Fund First Available during February 2000   (10) Fund First Available during August 2003
     (2)   Fund First Available during May 2000        (11) Fund First Available during September 2003
     (3)   Fund First Available during October 2000
     (4)   Fund First Available during May 2001
     (5)   Fund First Available during November 2001
     (6)   Fund First Available during December 2001
     (7)   Fund First Available during May 2002
     (8)   Fund First Available during September 2002
     (9)   Fund First Available during December 2002

                                                      2003        2002         2001        2000
                                                  --------------------------------------------------

SEPARATE ACCOUNT ANNUAL CHARGES OF 1.80 %

     FIDELITY(R) VIP EQUITY--INCOME
          AUV at Beginning of Period                  $7.79        $9.57      $10.00 (7)
          AUV at End of Period                        $9.94        $7.79       $9.57
          Number of Accumulation Units
             Outstanding at End of Period         1,180,858      178,752          --

     ING AIM MID CAP GROWTH
          AUV at Beginning of Period                  $9.61       $14.32      $18.50       $21.37 (1)
          AUV at End of Period                       $13.60        $9.61      $14.32       $18.50
          Number of Accumulation Units
             Outstanding at End of Period         1,533,657    1,196,567   1,447,650    1,203,898

     ING ALLIANCE MID CAP GROWTH
          AUV at Beginning of Period                  $9.82       $14.30      $16.88       $19.86 (1)
          AUV at End of Period                       $16.11        $9.82      $14.30       $16.88
          Number of Accumulation Units
             Outstanding at End of Period         2,304,112    1,761,535   1,586,391    1,171,869

     ING DEVELOPING WORLD
          AUV at Beginning of Period                  $6.11        $6.97       $7.49       $11.58 (1)
          AUV at End of Period                        $8.80        $6.11       $6.97        $7.49
          Number of Accumulation Units
             Outstanding at End of Period           847,929      690,414     640,405      549,427

     ING EAGLE ASSET VALUE EQUITY
          AUV at Beginning of Period                 $14.50       $17.80      $18.97       $17.17 (1)
          AUV at End of Period                       $17.84       $14.50      $17.80       $18.97
          Number of Accumulation Units
             Outstanding at End of Period           983,871      923,702     706,803      298,983

     ING FMRSM DIVERSIFIED MID--CAP
          AUV at Beginning of Period                  $7.17        $9.05       $9.87       $10.00 (3)
          AUV at End of Period                        $9.39        $7.17       $9.05        $9.87
          Number of Accumulation Units
             Outstanding at End of Period         2,031,360    1,611,467     815,848       55,360

     ING JANUS GROWTH AND INCOME
          AUV at Beginning of Period                  $6.99        $8.83       $9.93       $10.00 (3)
          AUV at End of Period                        $8.41        $6.99       $8.83        $9.93
          Number of Accumulation Units
             Outstanding at End of Period         3,698,410    2,513,592   1,282,147      148,807

WF Landmark -133980

                                       A4

                                                      2003        2002         2001        2000
                                                  --------------------------------------------------

     ING JANUS SPECIAL EQUITY
          AUV at Beginning of Period                  $6.02        $8.28       $8.88       $10.00 (3)
          AUV at End of Period                        $8.89        $6.02       $8.28        $8.88
          Number of Accumulation Units
             Outstanding at End of Period           629,201      401,444     319,420       62,575

     ING JENNISON EQUITY OPPORTUNITIES
          AUV at Beginning of Period                 $14.41       $20.74      $24.27       $28.64 (1)
          AUV at End of Period                       $18.55       $14.41      $20.74       $24.27
          Number of Accumulation Units
             Outstanding at End of Period         1,511,002    1,643,362   1,587,677      981,676

     ING JP MORGAN FLEMING INTERNATIONAL
          AUV at Beginning of Period                 $10.00 (11)
          AUV at End of Period                       $11.86
          Number of Accumulation Units
             Outstanding at End of Period            80,497

     ING JP MORGAN SMALLCAP
          AUV at Beginning of Period                  $7.82       $10.00 (7)
          AUV at End of Period                       $10.31        $7.82
          Number of Accumulation Units
             Outstanding at End of Period           681,441       95,249

     ING JULIUS BAER FOREIGN
          AUV at Beginning of Period                  $8.20       $10.00 (7)
          AUV at End of Period                       $10.57        $8.20
          Number of Accumulation Units
             Outstanding at End of Period           268,993       51,442

     ING MARSICO GROWTH
          AUV at Beginning of Period                 $10.23       $14.79      $21.59       $28.72 (1)
          AUV at End of Period                       $13.34       $10.23      $14.79       $21.59
          Number of Accumulation Units
             Outstanding at End of Period         5,319,925    4,731,610   5,132,970    3,791,737

     ING MFS MID CAP GROWTH
          AUV at Beginning of Period                 $15.55       $30.92      $41.24       $37.84 (1)
          AUV at End of Period                       $21.24       $15.55      $30.92       $41.24
          Number of Accumulation Units
             Outstanding at End of Period         2,586,393    2,356,960   2,066,676    1,240,675

     ING MFS RESEARCH
          AUV at Beginning of Period                 $14.64       $19.84      $25.72       $26.43 (1)
          AUV at End of Period                       $17.91       $14.64      $19.84       $25.72
          Number of Accumulation Units
             Outstanding at End of Period         2,135,321    2,132,959   1,666,295    1,007,294

     ING PIMCO CORE BOND
          AUV at Beginning of Period                 $12.29       $11.51      $11.44       $11.23 (1)
          AUV at End of Period                       $12.64       $12.29      $11.51       $11.44
          Number of Accumulation Units
             Outstanding at End of Period         4,187,288    3,457,462     958,057      183,531

     ING SALOMON BROTHERS AGGRESSIVE GROWTH
          AUV at Beginning of Period                 $10.00 (11)
          AUV at End of Period                       $10.80
          Number of Accumulation Units
             Outstanding at End of Period           147,757

     ING SALOMON BROTHERS ALL CAP
          AUV at Beginning of Period                  $8.45       $11.56      $11.55       $10.00 (1)
          AUV at End of Period                       $11.52        $8.45      $11.56       $11.55
          Number of Accumulation Units
             Outstanding at End of Period         4,017,738    3,308,447   2,722,089      780,053

     ING SALOMON BROTHERS INVESTORS
          AUV at Beginning of Period                  $7.98       $10.55      $11.22       $10.00 (1)
          AUV at End of Period                       $10.28        $7.98      $10.55       $11.22
          Number of Accumulation Units
             Outstanding at End of Period         1,251,944    1,333,387     820,331      145,735

WF Landmark -133980

                                       A5

                                                      2003        2002         2001        2000
                                                  --------------------------------------------------

     ING T. ROWE PRICE CAPITAL APPRECIATION
          AUV at Beginning of Period                 $26.38       $26.74      $24.77       $20.08 (1)
          AUV at End of Period                       $32.45       $26.38      $26.74       $24.77
          Number of Accumulation Units
             Outstanding at End of Period         4,498,234    3,716,910   1,927,531      400,243

     ING T. ROWE PRICE EQUITY INCOME
          AUV at Beginning of Period                 $19.30       $22.64      $22.75       $19.41 (1)
          AUV at End of Period                       $23.73       $19.30      $22.64       $22.75
          Number of Accumulation Units
             Outstanding at End of Period         2,387,635    1,769,554 1,103,377.0      311,484

     ING VAN KAMPEN GLOBAL FRANCHISE
          AUV at Beginning of Period                  $8.82       $10.00 (7)
          AUV at End of Period                       $10.94        $8.82
          Number of Accumulation Units
             Outstanding at End of Period           565,302      133,794

     ING VAN KAMPEN GROWTH & INCOME
          AUV at Beginning of Period                 $17.50       $20.91      $24.18       $24.96 (1)
          AUV at End of Period                       $21.98       $17.50      $20.91       $24.18
          Number of Accumulation Units
             Outstanding at End of Period         2,020,012    1,678,851   1,489,476      803,307

     ING VAN KAMPEN REAL ESTATE
          AUV at Beginning of Period                 $26.48       $26.91      $25.34       $19.85 (1)
          AUV at End of Period                       $35.82       $26.48      $26.91       $25.34
          Number of Accumulation Units
             Outstanding at End of Period           933,790      639,504     310,014       77,442

     ING VP BOND PORTFOLIO
          AUV at Beginning of Period                 $10.62       $10.00 (7)
          AUV at End of Period                       $11.05       $10.62
          Number of Accumulation Units
             Outstanding at End of Period           785,879      616,917

     ING VP GROWTH OPPORTUNITIES
          AUV at Beginning of Period                  $5.23        $7.77      $10.00 (4)
          AUV at End of Period                        $6.80        $5.23       $7.77
          Number of Accumulation Units
             Outstanding at End of Period           400,548      178,992      74,652

     ING VP INDEX PLUS LARGE CAP
          AUV at Beginning of Period                  $7.19 (10)
          AUV at End of Period                        $8.89
          Number of Accumulation Units
             Outstanding at End of Period           335,685

     ING VP MAGNACAP
          AUV at Beginning of Period                  $7.05        $9.33      $10.00 (4)
          AUV at End of Period                        $9.05        $7.05       $9.33
          Number of Accumulation Units
             Outstanding at End of Period           304,573      190,988     102,246

     ING VP SMALLCAP OPPORTUNITIES
          AUV at Beginning of Period                  $4.59        $8.31      $10.00 (4)
          AUV at End of Period                        $6.24        $4.59       $8.31
          Number of Accumulation Units
             Outstanding at End of Period         1,478,756      696,664     222,328

     ING VP WORLDWIDE GROWTH
          AUV at Beginning of Period                  $5.15        $6.98       $8.73       $10.00 (2)
          AUV at End of Period                        $6.53        $5.15       $6.98        $8.73
          Number of Accumulation Units
             Outstanding at End of Period           910,436      598,428     468,772       84,578

WF Landmark -133980

                                       A6

                                                      2003        2002         2001        2000
                                                  --------------------------------------------------

     PIMCO HIGH YIELD PORTFOLIO
          AUV at Beginning of Period                  $9.66        $9.95       $9.90       $10.09 (1)
          AUV at End of Period                       $11.65        $9.66       $9.95        $9.90
          Number of Accumulation Units
             Outstanding at End of Period         5,849,065    3,639,545   1,847,566      631,991

     PROFUND VP BULL
          AUV at Beginning of Period                  $6.62        $8.87      $10.00 (4)
          AUV at End of Period                        $8.17        $6.62       $8.87
          Number of Accumulation Units
             Outstanding at End of Period           990,737      475,785     244,571

     PROFUND VP SMALL CAP
          AUV at Beginning of Period                  $7.16        $9.40      $10.00 (4)
          AUV at End of Period                       $10.04        $7.16       $9.40
          Number of Accumulation Units
             Outstanding at End of Period         1,323,338      420,431     132,361

     FOOTNOTES
     (1)   Fund First Available during February 2000     (10) Fund First Available during August 2003
     (2)   Fund First Available during May 2000          (11) Fund First Available during September 2003
     (3)   Fund First Available during October 2000
     (4)   Fund First Available during May 2001
     (5)   Fund First Available during November 2001
     (6)   Fund First Available during December 2001
     (7)   Fund First Available during May 2002
     (8)   Fund First Available during September 2002
     (9)   Fund First Available during December 2002

                                                      2003        2002         2001        2000
                                                  --------------------------------------------------

SEPARATE ACCOUNT ANNUAL CHARGES OF 1.90 %

     FIDELITY(R) VIP EQUITY--INCOME
          AUV at Beginning of Period                  $7.78        $9.57      $10.00 (7)
          AUV at End of Period                        $9.92        $7.78       $9.57
          Number of Accumulation Units
             Outstanding at End of Period         1,794,730      250,947

     ING AIM MID CAP GROWTH
          AUV at Beginning of Period                  $9.54       $14.23      $18.40       $21.27 (1)
          AUV at End of Period                       $13.49        $9.54      $14.23       $18.40
          Number of Accumulation Units
             Outstanding at End of Period         2,013,485    1,357,778   1,475,163    1,103,423

     ING ALLIANCE MID CAP GROWTH
          AUV at Beginning of Period                  $9.76       $14.21      $16.80       $19.78 (1)
          AUV at End of Period                       $15.99        $9.76      $14.21       $16.80
          Number of Accumulation Units
             Outstanding at End of Period         2,753,698    1,863,527   1,557,259      874,247

     ING DEVELOPING WORLD
          AUV at Beginning of Period                  $6.08        $6.94       $7.47       $11.56 (1)
          AUV at End of Period                        $8.75        $6.08       $6.94        $7.47
          Number of Accumulation Units
             Outstanding at End of Period         1,334,968      847,173     509,513      259,187

     ING EAGLE ASSET VALUE EQUITY
          AUV at Beginning of Period                 $14.38       $17.68      $18.85       $17.08 (1)
          AUV at End of Period                       $17.67       $14.38      $17.68       $18.85
          Number of Accumulation Units
             Outstanding at End of Period         1,029,028      983,703     665,936      162,505

     ING FMRSM DIVERSIFIED MID--CAP
          AUV at Beginning of Period                  $7.15        $9.04       $9.87       $10.00 (3)
          AUV at End of Period                        $9.36        $7.15       $9.04        $9.87
          Number of Accumulation Units
             Outstanding at End of Period         3,090,180    2,302,131   1,385,134       89,462

WF Landmark -133980

                                       A7

                                                      2003        2002         2001        2000
                                                  --------------------------------------------------

     ING JANUS GROWTH AND INCOME
          AUV at Beginning of Period                  $6.97        $8.82       $9.93       $10.00 (3)
          AUV at End of Period                        $8.38        $6.97       $8.82        $9.93
          Number of Accumulation Units
             Outstanding at End of Period         4,168,723    3,186,621   2,016,515      113,353

     ING JANUS SPECIAL EQUITY
          AUV at Beginning of Period                  $6.01        $8.27       $8.88       $10.00 (3)
          AUV at End of Period                        $8.86        $6.01       $8.27        $8.88
          Number of Accumulation Units
             Outstanding at End of Period         1,098,078      520,898     420,371       83,761

     ING JENNISON EQUITY OPPORTUNITIES
          AUV at Beginning of Period                 $14.25       $20.53      $24.06       $28.41 (1)
          AUV at End of Period                       $18.33       $14.25      $20.53       $24.06
          Number of Accumulation Units
             Outstanding at End of Period         1,998,516    2,091,213   1,748,122      969,120

     ING JP MORGAN FLEMING INTERNATIONAL
          AUV at Beginning of Period                 $10.00 (11)
          AUV at End of Period                       $11.85
          Number of Accumulation Units
             Outstanding at End of Period           104,296

     ING JP MORGAN SMALLCAP
          AUV at Beginning of Period                  $7.82       $10.00 (7)
          AUV at End of Period                       $10.30        $7.82
          Number of Accumulation Units
             Outstanding at End of Period         1,006,794      155,620

     ING JULIUS BAER FOREIGN
          AUV at Beginning of Period                  $8.20       $10.00 (7)
          AUV at End of Period                       $10.55        $8.20
          Number of Accumulation Units
             Outstanding at End of Period           582,823      138,594

     ING MARSICO GROWTH
          AUV at Beginning of Period                 $10.16       $14.71      $21.49       $28.61 (1)
          AUV at End of Period                       $13.23       $10.16      $14.71       $21.49
          Number of Accumulation Units
             Outstanding at End of Period         5,372,714    4,149,074   4,093,894    2,741,325

     ING MFS MID CAP GROWTH
          AUV at Beginning of Period                 $15.42       $30.70      $40.98       $37.63 (1)
          AUV at End of Period                       $21.04       $15.42      $30.70       $40.98
          Number of Accumulation Units
             Outstanding at End of Period         3,633,581    2,751,560   2,275,455    1,099,617

     ING MFS RESEARCH
          AUV at Beginning of Period                 $14.51       $19.69      $25.56       $26.29 (1)
          AUV at End of Period                       $17.74       $14.51      $19.69       $25.56
          Number of Accumulation Units
             Outstanding at End of Period         2,358,725    2,110,645   1,829,741      807,166

     ING PIMCO CORE BOND
          AUV at Beginning of Period                 $12.19       $11.43      $11.37       $11.17 (1)
          AUV at End of Period                       $12.52       $12.19      $11.43       $11.37
          Number of Accumulation Units
             Outstanding at End of Period         5,824,732    5,600,337   1,352,337      101,577

     ING SALOMON BROTHERS AGGRESSIVE GROWTH
          AUV at Beginning of Period                 $10.00 (11)
          AUV at End of Period                       $10.80
          Number of Accumulation Units
             Outstanding at End of Period           291,189

WF Landmark -133980

                                       A8

                                                      2003        2002         2001        2000
                                                  --------------------------------------------------

     ING SALOMON BROTHERS ALL CAP
          AUV at Beginning of Period                  $8.42       $11.54      $11.54       $10.00 (1)
          AUV at End of Period                       $11.47        $8.42      $11.54       $11.54
          Number of Accumulation Units
             Outstanding at End of Period         6,946,527    5,615,264   4,291,401      986,100

     ING SALOMON BROTHERS INVESTORS
          AUV at Beginning of Period                  $7.95       $10.53      $11.21       $10.00 (1)
          AUV at End of Period                       $10.24        $7.95      $10.53       $11.21
          Number of Accumulation Units
             Outstanding at End of Period         2,433,238    2,079,377   1,766,107      191,223

     ING T. ROWE PRICE CAPITAL APPRECIATION
          AUV at Beginning of Period                 $26.01       $26.39      $24.47       $19.86 (1)
          AUV at End of Period                       $31.96       $26.01      $26.39       $24.47
          Number of Accumulation Units
             Outstanding at End of Period         5,130,780    3,927,375   1,940,881      183,884

     ING T. ROWE PRICE EQUITY INCOME
          AUV at Beginning of Period                 $19.03       $22.35      $22.48       $19.19 (1)
          AUV at End of Period                       $23.37       $19.03      $22.35       $22.48
          Number of Accumulation Units
             Outstanding at End of Period         3,453,724    2,273,204   1,364,874      238,986

     ING VAN KAMPEN GLOBAL FRANCHISE
          AUV at Beginning of Period                  $8.82       $10.00 (7)
          AUV at End of Period                       $10.92        $8.82
          Number of Accumulation Units
             Outstanding at End of Period           898,110      201,786

     ING VAN KAMPEN GROWTH & INCOME
          AUV at Beginning of Period                 $17.34       $20.73      $24.00       $24.80 (1)
          AUV at End of Period                       $21.75       $17.34      $20.73       $24.00
          Number of Accumulation Units
             Outstanding at End of Period         2,428,852    1,920,555   1,546,448      713,282

     ING VAN KAMPEN REAL ESTATE
          AUV at Beginning of Period                 $26.11       $26.56      $25.04       $19.63 (1)
          AUV at End of Period                       $35.28       $26.11      $26.56       $25.04
          Number of Accumulation Units
             Outstanding at End of Period         1,166,070      768,503     474,135      192,508

     ING VP BOND PORTFOLIO
          AUV at Beginning of Period                 $10.61       $10.00 (7)
          AUV at End of Period                       $11.04       $10.61
          Number of Accumulation Units
             Outstanding at End of Period           889,844      456,891

     ING VP GROWTH OPPORTUNITIES
          AUV at Beginning of Period                  $5.22        $7.76      $10.00 (4)
          AUV at End of Period                        $6.78        $5.22       $7.76
          Number of Accumulation Units
             Outstanding at End of Period           677,924      355,700     182,159

     ING VP INDEX PLUS LARGE CAP
          AUV at Beginning of Period                 $10.00 (10)
          AUV at End of Period                        $8.87
          Number of Accumulation Units
             Outstanding at End of Period           957,662

     ING VP MAGNACAP
          AUV at Beginning of Period                  $7.04        $9.32      $10.00 (4)
          AUV at End of Period                        $9.03        $7.04       $9.32
          Number of Accumulation Units
             Outstanding at End of Period           424,572      295,511     117,705

     ING VP SMALLCAP OPPORTUNITIES
          AUV at Beginning of Period                  $4.58        $8.30      $10.00 (4)
          AUV at End of Period                        $6.22        $4.58       $8.30
          Number of Accumulation Units
             Outstanding at End of Period         2,876,835    1,196,787     253,382

WF Landmark -133980

                                       A9

                                                      2003        2002         2001        2000
                                                  --------------------------------------------------

     ING VP WORLDWIDE GROWTH
          AUV at Beginning of Period                  $5.14        $6.96       $8.72       $10.00 (2)
          AUV at End of Period                        $6.51        $5.14       $6.96        $8.72
          Number of Accumulation Units
             Outstanding at End of Period         1,506,719    1,083,707     477,958       68,648

     PIMCO HIGH YIELD PORTFOLIO
          AUV at Beginning of Period                  $9.61        $9.91       $9.88       $10.07 (1)
          AUV at End of Period                       $11.58        $9.61       $9.91        $9.88
          Number of Accumulation Units
             Outstanding at End of Period         6,589,740    3,093,339   1,858,684      386,288

     PROFUND VP BULL
          AUV at Beginning of Period                  $6.61        $8.87      $10.00 (4)
          AUV at End of Period                        $8.15        $6.61       $8.87
          Number of Accumulation Units
             Outstanding at End of Period         1,278,503      491,042     103,369

     PROFUND VP SMALL CAP
          AUV at Beginning of Period                  $7.15        $9.40      $10.00 (4)
          AUV at End of Period                       $10.01        $7.15       $9.40
          Number of Accumulation Units
             Outstanding at End of Period         1,694,421      374,258      47,995

     WELLS FARGO VT ASSET ALLOCATION
          AUV at Beginning of Period                 $10.00 (13)
          AUV at End of Period                       $10.54
          Number of Accumulation Units
             Outstanding at End of Period             2,337

     WELLS FARGO VT EQUITY INCOME
          AUV at Beginning of Period                 $10.00 (13)
          AUV at End of Period                       $10.75
          Number of Accumulation Units
             Outstanding at End of Period               982

     WELLS FARGO VT LARGE COMPANY GROWTH
          AUV at Beginning of Period                 $10.00 (12)
          AUV at End of Period                       $10.26
          Number of Accumulation Units
             Outstanding at End of Period             3,283

     WELLS FARGO VT SMALL CAP GROWTH
          AUV at Beginning of Period                 $10.00 (13)
          AUV at End of Period                       $10.64
          Number of Accumulation Units
             Outstanding at End of Period               661

     FOOTNOTES
     (1)   Fund First Available during February 2000       (10) Fund First Available during August 2003
     (2)   Fund First Available during May 2000            (11) Fund First Available during September 2003
     (3)   Fund First Available during October 2000        (12) Fund First Available during November 2003
     (4)   Fund First Available during May 2001            (12) Fund First Available during December 2003
     (5)   Fund First Available during November 2001
     (6)   Fund First Available during December 2001
     (7)   Fund First Available during May 2002
     (8)   Fund First Available during September 2002
     (9)   Fund First Available during December 2002

                                                      2003        2002         2001        2000
                                                  --------------------------------------------------

SEPARATE ACCOUNT ANNUAL CHARGES OF 1.95 %

     FIDELITY(R) VIP EQUITY--INCOME
          AUV at Beginning of Period                   $7.77       $9.57 (4)
          AUV at End of Period                         $9.91       $7.77
          Number of Accumulation Units
             Outstanding at End of Period             58,993       9,459

WF Landmark -133980

                                      A10

     ING AIM MID CAP GROWTH
          AUV at Beginning of Period                   $9.50      $14.19       $16.41 (1)
          AUV at End of Period                        $13.43       $9.50       $14.19
          Number of Accumulation Units
             Outstanding at End of Period              2,798         431           32

     ING ALLIANCE MID CAP GROWTH
          AUV at Beginning of Period                   $9.72      $14.17       $16.21 (1)
          AUV at End of Period                        $15.92       $9.72       $14.17
          Number of Accumulation Units
             Outstanding at End of Period                220          --           --

     ING DEVELOPING WORLD
          AUV at Beginning of Period                   $6.07       $6.93        $7.35 (1)
          AUV at End of Period                         $8.72       $6.07        $6.93
          Number of Accumulation Units
             Outstanding at End of Period                928          --           --

     ING EAGLE ASSET VALUE EQUITY
          AUV at Beginning of Period                  $14.32      $17.61       $19.31 (1)
          AUV at End of Period                        $17.59      $14.32       $17.61
          Number of Accumulation Units
             Outstanding at End of Period             15,780       5,517           --

     ING FMRSM DIVERSIFIED MID--CAP
          AUV at Beginning of Period                   $7.14       $9.03        $9.47 (1)
          AUV at End of Period                         $9.35       $7.14        $9.03
          Number of Accumulation Units
             Outstanding at End of Period                635       1,419           --

     ING JANUS GROWTH AND INCOME
          AUV at Beginning of Period                   $6.96       $8.81        $9.65 (1)
          AUV at End of Period                         $8.37       $6.96        $8.81
          Number of Accumulation Units
             Outstanding at End of Period             26,957       5,288           --

     ING JANUS SPECIAL EQUITY
          AUV at Beginning of Period                   $6.00       $8.27        $8.98 (1)
          AUV at End of Period                         $8.85       $6.00        $8.27
          Number of Accumulation Units
             Outstanding at End of Period              2,108          --           --

     ING JENNISON EQUITY OPPORTUNITIES
          AUV at Beginning of Period                  $14.17      $20.43       $23.18 (1)
          AUV at End of Period                        $18.22      $14.17       $20.43
          Number of Accumulation Units
             Outstanding at End of Period                 98          --           --

     ING JP MORGAN FLEMING INTERNATIONAL
          AUV at Beginning of Period                  $10.00 (6)
          AUV at End of Period                        $11.85
          Number of Accumulation Units
             Outstanding at End of Period              8,655

     ING JP MORGAN SMALLCAP
          AUV at Beginning of Period                   $7.82      $10.00 (4)
          AUV at End of Period                        $10.29       $7.82
          Number of Accumulation Units
             Outstanding at End of Period             26,587       2,108

     ING JULIUS BAER FOREIGN
          AUV at Beginning of Period                   $8.19      $10.00 (4)
          AUV at End of Period                        $10.54       $8.19
          Number of Accumulation Units
             Outstanding at End of Period             20,511         467

WF Landmark -133980

                                      A11

                                                      2003        2002         2001        2000
                                                  --------------------------------------------------

     ING MARSICO GROWTH
          AUV at Beginning of Period                  $10.13      $14.66       $19.14 (1)
          AUV at End of Period                        $13.18      $10.13       $14.66
          Number of Accumulation Units
             Outstanding at End of Period              7,966       1,800           30

     ING MFS MID CAP GROWTH
          AUV at Beginning of Period                  $15.35      $30.58       $39.64 (1)
          AUV at End of Period                        $20.94      $15.35       $30.58
          Number of Accumulation Units
             Outstanding at End of Period              2,196       1,308           15

     ING MFS RESEARCH
          AUV at Beginning of Period                  $14.45      $19.62       $23.34 (1)
          AUV at End of Period                        $17.65      $14.45       $19.62
          Number of Accumulation Units
             Outstanding at End of Period             12,028       1,027           23

     ING PIMCO CORE BOND
          AUV at Beginning of Period                  $12.13      $11.39       $10.99 (1)
          AUV at End of Period                        $12.46      $12.13       $11.39
          Number of Accumulation Units
             Outstanding at End of Period            105,747      32,108           --

     ING SALOMON BROTHERS AGGRESSIVE GROWTH
          AUV at Beginning of Period                  $10.00 (6)
          AUV at End of Period                        $10.79
          Number of Accumulation Units
             Outstanding at End of Period              5,105

     ING SALOMON BROTHERS ALL CAP
          AUV at Beginning of Period                   $8.41      $11.53       $12.25 (1)
          AUV at End of Period                        $11.45       $8.41       $11.53
          Number of Accumulation Units
             Outstanding at End of Period             16,669       3,105          778

     ING SALOMON BROTHERS INVESTORS
          AUV at Beginning of Period                   $7.94      $10.52       $11.49 (1)
          AUV at End of Period                        $10.22       $7.94       $10.52
          Number of Accumulation Units
             Outstanding at End of Period              6,274       2,596          847

     ING T. ROWE PRICE CAPITAL APPRECIATION
          AUV at Beginning of Period                  $25.83      $26.21       $26.07 (1)
          AUV at End of Period                        $31.72      $25.83       $26.21
          Number of Accumulation Units
             Outstanding at End of Period             16,339      12,095           --

     ING T. ROWE PRICE EQUITY INCOME
          AUV at Beginning of Period                  $18.90      $22.20       $22.61 (1)
          AUV at End of Period                        $23.19      $18.90       $22.20
          Number of Accumulation Units
             Outstanding at End of Period              3,253         193           --

     ING VAN KAMPEN GLOBAL FRANCHISE
          AUV at Beginning of Period                   $8.81      $10.00 (4)
          AUV at End of Period                        $10.91       $8.81
          Number of Accumulation Units
             Outstanding at End of Period              4,280          --

     ING VAN KAMPEN GROWTH & INCOME
          AUV at Beginning of Period                  $17.26      $20.64       $21.93 (1)
          AUV at End of Period                        $21.63      $17.26       $20.64
          Number of Accumulation Units
             Outstanding at End of Period              2,913         835           23

     ING VAN KAMPEN REAL ESTATE
          AUV at Beginning of Period                  $25.92      $26.39       $24.63 (1)
          AUV at End of Period                        $35.01      $25.92       $26.39
          Number of Accumulation Units
             Outstanding at End of Period              1,917         696           --

WF Landmark -133980

                                      A12

                                                      2003        2002         2001        2000
                                                  --------------------------------------------------

     ING VP INDEX PLUS LARGE CAP
          AUV at Beginning of Period                   $7.18 (5)
          AUV at End of Period                         $8.86
          Number of Accumulation Units
             Outstanding at End of Period             74,850

     ING VP MAGNACAP
          AUV at Beginning of Period                   $7.04       $9.32       $10.11 (1)
          AUV at End of Period                         $9.02       $7.04        $9.32
          Number of Accumulation Units
             Outstanding at End of Period             16,409          --           --

     ING VP SMALLCAP OPPORTUNITIES
          AUV at Beginning of Period                   $4.58       $8.30       $10.01 (1)
          AUV at End of Period                         $6.21       $4.58        $8.30
          Number of Accumulation Units
             Outstanding at End of Period              5,697         345           --

     ING VP WORLDWIDE GROWTH
          AUV at Beginning of Period                   $5.13       $6.96        $8.35 (1)
          AUV at End of Period                         $6.50       $5.13        $6.96
          Number of Accumulation Units
             Outstanding at End of Period              3,247       1,003           --

     PIMCO HIGH YIELD PORTFOLIO
          AUV at Beginning of Period                   $9.59       $9.90        $9.83 (1)
          AUV at End of Period                        $11.55       $9.59        $9.90
          Number of Accumulation Units
             Outstanding at End of Period             57,614       4,447           --

     PROFUND VP BULL
          AUV at Beginning of Period                   $6.61       $8.86       $10.00 (1)
          AUV at End of Period                         $8.13       $6.61        $8.86
          Number of Accumulation Units
             Outstanding at End of Period                705         305           --

     PROFUND VP SMALL CAP
          AUV at Beginning of Period                   $7.14       $9.39       $10.00 (1)
          AUV at End of Period                        $10.00       $7.14        $9.39
          Number of Accumulation Units
             Outstanding at End of Period             15,408          --           --

     FOOTNOTES
     (1)   Fund First Available during May 2001        (5)  Fund First Available during August 2003
     (2)   Fund First Available during November 2001   (6) Fund First Available during September 2003
     (3)   Fund First Available during December 2001
     (4)   Fund First Available during May 2002

                                                      2003        2002         2001
                                                  -------------------------------------

SEPARATE ACCOUNT ANNUAL CHARGES OF 2.00 %

     FIDELITY(R) VIP EQUITY--INCOME
         AUV at Beginning of Period                   $7.76        $9.56 (4)
         AUV at End of Period                         $9.89        $7.76
         Number of Accumulation Units
            Outstanding at End of Period            221,381       19,712

     ING AIM MID CAP GROWTH
         AUV at Beginning of Period                   $9.47       $14.14      $16.37 (1)
         AUV at End of Period                        $13.37        $9.47      $14.14
         Number of Accumulation Units
            Outstanding at End of Period             90,471       24,834      16,923

WF Landmark -133980

                                      A13

                                                      2003        2002         2001
                                                  -------------------------------------

     ING ALLIANCE MID CAP GROWTH
         AUV at Beginning of Period                   $9.69       $14.13      $16.17 (1)
         AUV at End of Period                        $15.86        $9.69      $14.13
         Number of Accumulation Units
            Outstanding at End of Period            144,731       56,387      28,214

     ING DEVELOPING WORLD
         AUV at Beginning of Period                   $6.05        $6.92       $7.34 (1)
         AUV at End of Period                         $8.70        $6.05       $6.92
         Number of Accumulation Units
            Outstanding at End of Period             80,874       40,885      10,204

     ING EAGLE ASSET VALUE EQUITY
         AUV at Beginning of Period                  $14.27       $17.55      $19.25 (1)
         AUV at End of Period                        $17.51       $14.27      $17.55
         Number of Accumulation Units
            Outstanding at End of Period             78,240       56,538      18,689

     ING FMRSM DIVERSIFIED MID--CAP
         AUV at Beginning of Period                   $7.13        $9.02       $9.47 (1)
         AUV at End of Period                         $9.33        $7.13       $9.02
         Number of Accumulation Units
            Outstanding at End of Period            207,580      163,816      19,800

     ING JANUS GROWTH AND INCOME
         AUV at Beginning of Period                   $6.95        $8.80       $9.64 (1)
         AUV at End of Period                         $8.35        $6.95       $8.80
         Number of Accumulation Units
            Outstanding at End of Period            307,687      184,661      56,788

     ING JANUS SPECIAL EQUITY
         AUV at Beginning of Period                   $5.99        $8.26       $8.97 (1)
         AUV at End of Period                         $8.84        $5.99       $8.26
         Number of Accumulation Units
            Outstanding at End of Period             78,180       70,820      16,846

     ING JENNISON EQUITY OPPORTUNITIES
         AUV at Beginning of Period                  $14.10       $20.33      $23.07 (1)
         AUV at End of Period                        $18.11       $14.10      $20.33
         Number of Accumulation Units
            Outstanding at End of Period             68,657       44,959      10,329

     ING JP MORGAN FLEMING INTERNATIONAL
         AUV at Beginning of Period                  $10.00 (6)
         AUV at End of Period                        $11.85
         Number of Accumulation Units
            Outstanding at End of Period             13,821

     ING JP MORGAN SMALLCAP
         AUV at Beginning of Period                   $7.81       $10.00 (4)
         AUV at End of Period                        $10.28        $7.81
         Number of Accumulation Units
            Outstanding at End of Period            121,614       18,982

     ING JULIUS BAER FOREIGN
         AUV at Beginning of Period                   $8.19       $10.00 (4)
         AUV at End of Period                        $10.53        $8.19
         Number of Accumulation Units
            Outstanding at End of Period             45,763        8,531

     ING MARSICO GROWTH
         AUV at Beginning of Period                  $10.09       $14.62      $19.09 (1)
         AUV at End of Period                        $13.13       $10.09      $14.62
         Number of Accumulation Units
            Outstanding at End of Period            339,229      149,093      42,687

     ING MFS MID CAP GROWTH
         AUV at Beginning of Period                  $15.29       $30.47      $39.51 (1)
         AUV at End of Period                        $20.85       $15.29      $30.47
         Number of Accumulation Units
            Outstanding at End of Period            164,912      130,301      29,848

WF Landmark -133980

                                      A14

                                                      2003        2002         2001
                                                  -------------------------------------

     ING MFS RESEARCH
         AUV at Beginning of Period                  $14.39       $19.55      $23.26 (1)
         AUV at End of Period                        $17.57       $14.39      $19.55
         Number of Accumulation Units
            Outstanding at End of Period            159,402      131,251      33,529

     ING PIMCO CORE BOND
         AUV at Beginning of Period                  $12.08       $11.35      $10.95 (1)
         AUV at End of Period                        $12.40       $12.08      $11.35
         Number of Accumulation Units
            Outstanding at End of Period            685,841      529,440     160,007

     ING SALOMON BROTHERS AGGRESSIVE GROWTH
         AUV at Beginning of Period                  $10.00 (6)
         AUV at End of Period                        $10.79
         Number of Accumulation Units
            Outstanding at End of Period              7,733

     ING SALOMON BROTHERS ALL CAP
         AUV at Beginning of Period                   $8.40       $11.51      $12.24 (1)
         AUV at End of Period                        $11.43        $8.40      $11.51
         Number of Accumulation Units
            Outstanding at End of Period            403,321      294,228      77,843

     ING SALOMON BROTHERS INVESTORS
         AUV at Beginning of Period                   $7.93       $10.51      $11.49 (1)
         AUV at End of Period                        $10.20        $7.93      $10.51
         Number of Accumulation Units
            Outstanding at End of Period            200,601      160,814      36,288

     ING T. ROWE PRICE CAPITAL APPRECIATION
         AUV at Beginning of Period                  $25.65       $26.04      $25.91 (1)
         AUV at End of Period                        $31.47       $25.65      $26.04
         Number of Accumulation Units
            Outstanding at End of Period            415,984      232,111      43,865

     ING T. ROWE PRICE EQUITY INCOME
         AUV at Beginning of Period                  $18.76       $22.06      $22.47 (1)
         AUV at End of Period                        $23.02       $18.76      $22.06
         Number of Accumulation Units
            Outstanding at End of Period            336,483      151,476      29,036

     ING VAN KAMPEN GLOBAL FRANCHISE
         AUV at Beginning of Period                   $8.81       $10.00 (4)
         AUV at End of Period                        $10.90        $8.81
         Number of Accumulation Units
            Outstanding at End of Period             92,038       14,613

     ING VAN KAMPEN GROWTH & INCOME
         AUV at Beginning of Period                  $17.17       $20.56      $21.85 (1)
         AUV at End of Period                        $21.52       $17.17      $20.56
         Number of Accumulation Units
            Outstanding at End of Period            233,334      134,276      43,851

     ING VAN KAMPEN REAL ESTATE
         AUV at Beginning of Period                  $25.74       $26.21      $24.47 (1)
         AUV at End of Period                        $34.74       $25.74      $26.21
         Number of Accumulation Units
            Outstanding at End of Period             58,412       33,005       2,487

     ING VP BOND PORTFOLIO
         AUV at Beginning of Period                  $10.60       $10.00 (4)
         AUV at End of Period                        $11.02       $10.60
         Number of Accumulation Units
            Outstanding at End of Period             49,551       16,611

     ING VP GROWTH OPPORTUNITIES
         AUV at Beginning of Period                   $5.21        $7.76      $10.11 (1)
         AUV at End of Period                         $6.76        $5.21       $7.76
         Number of Accumulation Units
            Outstanding at End of Period             50,836       34,246       3,796

WF Landmark -133980

                                      A15

                                                      2003        2002         2001
                                                  -------------------------------------

     ING VP INDEX PLUS LARGE CAP
         AUV at Beginning of Period                  $10.00 (5)
         AUV at End of Period                         $8.84
         Number of Accumulation Units
            Outstanding at End of Period             73,289

     ING VP MAGNACAP
         AUV at Beginning of Period                   $7.03        $9.32      $10.11 (1)
         AUV at End of Period                         $9.00        $7.03       $9.32
         Number of Accumulation Units
            Outstanding at End of Period             34,266       31,709       6,879

     ING VP SMALLCAP OPPORTUNITIES
         AUV at Beginning of Period                   $4.57        $8.30      $10.01 (1)
         AUV at End of Period                         $6.20        $4.57       $8.30
         Number of Accumulation Units
            Outstanding at End of Period            249,210      117,676      25,433

     ING VP WORLDWIDE GROWTH
         AUV at Beginning of Period                   $5.12        $6.95       $8.34 (1)
         AUV at End of Period                         $6.48        $5.12       $6.95
         Number of Accumulation Units
            Outstanding at End of Period            113,212      100,549      15,369

     PIMCO HIGH YIELD PORTFOLIO
         AUV at Beginning of Period                   $9.57        $9.88       $9.82 (1)
         AUV at End of Period                        $11.52        $9.57       $9.88
         Number of Accumulation Units
            Outstanding at End of Period            548,636      272,348      42,156

     PROFUND VP BULL
         AUV at Beginning of Period                   $6.60        $8.86      $10.00 (1)
         AUV at End of Period                         $8.12        $6.60       $8.86
         Number of Accumulation Units
            Outstanding at End of Period             79,556       16,669       1,491

     PROFUND VP SMALL CAP
         AUV at Beginning of Period                   $7.14        $9.39      $10.00 (1)
         AUV at End of Period                         $9.99        $7.14       $9.39
         Number of Accumulation Units
            Outstanding at End of Period             93,987       59,953       6,233

     FOOTNOTES
     (1)   Fund First Available during May 2001        (5)  Fund First Available during August 2003
     (2)   Fund First Available during November 2001   (6)  Fund First Available during September 2003
     (3)   Fund First Available during December 2001
     (4)   Fund First Available during May 2002

                                                      2003        2002         2001
                                                  -------------------------------------

SEPARATE ACCOUNT ANNUAL CHARGES OF 2.10 %

     FIDELITY(R) VIP EQUITY--INCOME
          AUV at Beginning of Period                  $7.75        $9.56 (4)
          AUV at End of Period                        $9.87        $7.75
          Number of Accumulation Units
             Outstanding at End of Period           448,420       54,904

     ING AIM MID CAP GROWTH
          AUV at Beginning of Period                  $9.40       $14.05      $16.27 (1)
          AUV at End of Period                       $13.26        $9.40      $14.05
          Number of Accumulation Units
             Outstanding at End of Period           224,903       63,802      21,990

WF Landmark -133980

                                      A16

                                                      2003        2002         2001
                                                  -------------------------------------

     ING ALLIANCE MID CAP GROWTH
          AUV at Beginning of Period                  $9.62       $14.05      $16.08 (1)
          AUV at End of Period                       $15.74        $9.62      $14.05
          Number of Accumulation Units
             Outstanding at End of Period           439,259      184,179      63,924

     ING DEVELOPING WORLD
          AUV at Beginning of Period                  $6.02        $6.89       $7.32 (1)
          AUV at End of Period                        $8.64        $6.02       $6.89
          Number of Accumulation Units
             Outstanding at End of Period           251,031       87,622      52,358

     ING EAGLE ASSET VALUE EQUITY
          AUV at Beginning of Period                 $14.15       $17.43      $19.13 (1)
          AUV at End of Period                       $17.35       $14.15      $17.43
          Number of Accumulation Units
             Outstanding at End of Period           228,990      131,099      34,231

     ING FMRSM DIVERSIFIED MID--CAP
          AUV at Beginning of Period                  $7.12        $9.01       $9.46 (1)
          AUV at End of Period                        $9.30        $7.12       $9.01
          Number of Accumulation Units
             Outstanding at End of Period           724,929      492,026      76,525

     ING JANUS GROWTH AND INCOME
          AUV at Beginning of Period                  $6.94        $8.79       $9.64 (1)
          AUV at End of Period                        $8.32        $6.94       $8.79
          Number of Accumulation Units
             Outstanding at End of Period           854,803      584,691     164,770

     ING JANUS SPECIAL EQUITY
          AUV at Beginning of Period                  $5.98        $8.25       $8.97 (1)
          AUV at End of Period                        $8.81        $5.98       $8.25
          Number of Accumulation Units
             Outstanding at End of Period           149,245       96,355      38,065

     ING JENNISON EQUITY OPPORTUNITIES
          AUV at Beginning of Period                 $13.94       $20.13      $22.86 (1)
          AUV at End of Period                       $17.90       $13.94      $20.13
          Number of Accumulation Units
             Outstanding at End of Period           185,364      132,556      41,070

     ING JP MORGAN FLEMING INTERNATIONAL
          AUV at Beginning of Period                 $10.00 (6)
          AUV at End of Period                       $11.85
          Number of Accumulation Units
             Outstanding at End of Period            22,489

     ING JP MORGAN SMALLCAP
          AUV at Beginning of Period                  $7.81       $10.00 (4)
          AUV at End of Period                       $10.26        $7.81
          Number of Accumulation Units
             Outstanding at End of Period           260,352       37,674

     ING JULIUS BAER FOREIGN
          AUV at Beginning of Period                  $8.19       $10.00 (4)
          AUV at End of Period                       $10.51        $8.19
          Number of Accumulation Units
             Outstanding at End of Period           128,362        6,369

     ING MARSICO GROWTH
          AUV at Beginning of Period                 $10.02       $14.53      $18.99 (1)
          AUV at End of Period                       $13.02       $10.02      $14.53
          Number of Accumulation Units
             Outstanding at End of Period           845,399      311,442     126,140

     ING MFS MID CAP GROWTH
          AUV at Beginning of Period                 $15.16       $30.25      $39.25 (1)
          AUV at End of Period                       $20.65       $15.16      $30.25
          Number of Accumulation Units
             Outstanding at End of Period           527,276      309,801      93,233

WF Landmark -133980

                                      A17

                                                      2003        2002         2001
                                                  -------------------------------------

     ING MFS RESEARCH
          AUV at Beginning of Period                 $14.27       $19.40      $23.11 (1)
          AUV at End of Period                       $17.41       $14.27      $19.40
          Number of Accumulation Units
             Outstanding at End of Period           360,253      215,283      85,348

     ING PIMCO CORE BOND
          AUV at Beginning of Period                 $11.98       $11.26      $10.88 (1)
          AUV at End of Period                       $12.29       $11.98      $11.26
          Number of Accumulation Units
             Outstanding at End of Period         1,262,012      836,451     221,684

     ING SALOMON BROTHERS AGGRESSIVE GROWTH
          AUV at Beginning of Period                 $10.00 (6)
          AUV at End of Period                       $10.79
          Number of Accumulation Units
             Outstanding at End of Period           109,745

     ING SALOMON BROTHERS ALL CAP
          AUV at Beginning of Period                  $8.37       $11.49      $12.23 (1)
          AUV at End of Period                       $11.38        $8.37      $11.49
          Number of Accumulation Units
             Outstanding at End of Period         1,445,599      892,250     225,937

     ING SALOMON BROTHERS INVESTORS
          AUV at Beginning of Period                  $7.91       $10.48      $11.47 (1)
          AUV at End of Period                       $10.16        $7.91      $10.48
          Number of Accumulation Units
             Outstanding at End of Period           474,812      294,205     136,482

     ING T. ROWE PRICE CAPITAL APPRECIATION
          AUV at Beginning of Period                 $25.28       $25.70      $25.59 (1)
          AUV at End of Period                       $31.00       $25.28      $25.70
          Number of Accumulation Units
             Outstanding at End of Period           998,381      442,657      92,605

     ING T. ROWE PRICE EQUITY INCOME
          AUV at Beginning of Period                 $18.50       $21.77      $22.19 (1)
          AUV at End of Period                       $22.67       $18.50      $21.77
          Number of Accumulation Units
             Outstanding at End of Period           860,125      425,112     107,272

     ING VAN KAMPEN GLOBAL FRANCHISE
          AUV at Beginning of Period                  $8.80       $10.00 (4)
          AUV at End of Period                       $10.88        $8.80
          Number of Accumulation Units
             Outstanding at End of Period           200,135       40,258

     ING VAN KAMPEN GROWTH & INCOME
          AUV at Beginning of Period                 $17.01       $20.39      $21.68 (1)
          AUV at End of Period                       $21.30       $17.01      $20.39
          Number of Accumulation Units
             Outstanding at End of Period           424,242      180,352      51,722

     ING VAN KAMPEN REAL ESTATE
          AUV at Beginning of Period                 $25.38       $25.87      $24.17 (1)
          AUV at End of Period                       $34.22       $25.38      $25.87
          Number of Accumulation Units
             Outstanding at End of Period           182,707       77,757       7,350

     ING VP BOND PORTFOLIO
          AUV at Beginning of Period                 $10.59       $10.00 (4)
          AUV at End of Period                       $11.00       $10.59
          Number of Accumulation Units
             Outstanding at End of Period           182,945       20,543

WF Landmark -133980

                                      A18

                                                      2003        2002         2001
                                                  -------------------------------------

     ING VP GROWTH OPPORTUNITIES
          AUV at Beginning of Period                  $5.20        $7.75      $10.11 (1)
          AUV at End of Period                        $6.74        $5.20       $7.75
          Number of Accumulation Units
             Outstanding at End of Period           137,234       68,491       6,269

     ING VP INDEX PLUS LARGE CAP
          AUV at Beginning of Period                 $10.00 (5)
          AUV at End of Period                        $8.82
          Number of Accumulation Units
             Outstanding at End of Period           247,476

     ING VP MAGNACAP
          AUV at Beginning of Period                  $7.02        $9.31      $10.11 (1)
          AUV at End of Period                        $8.98        $7.02       $9.31
          Number of Accumulation Units
             Outstanding at End of Period            60,421       41,229      10,474

     ING VP SMALLCAP OPPORTUNITIES
          AUV at Beginning of Period                  $4.57        $8.29      $10.01 (1)
          AUV at End of Period                        $6.19        $4.57       $8.29
          Number of Accumulation Units
             Outstanding at End of Period           521,035      249,714      45,115

     ING VP WORLDWIDE GROWTH
          AUV at Beginning of Period                  $5.11        $6.94       $8.34 (1)
          AUV at End of Period                        $6.46        $5.11       $6.94
          Number of Accumulation Units
             Outstanding at End of Period           252,106      138,853      46,282

     PIMCO HIGH YIELD PORTFOLIO
          AUV at Beginning of Period                  $9.52        $9.84       $9.79 (1)
          AUV at End of Period                       $11.45        $9.52       $9.84
          Number of Accumulation Units
             Outstanding at End of Period         1,314,393      423,832     118,177

     PROFUND VP BULL
          AUV at Beginning of Period                  $6.59        $8.85      $10.00 (1)
          AUV at End of Period                        $8.10        $6.59       $8.85
          Number of Accumulation Units
             Outstanding at End of Period            83,177       23,783       1,814

     PROFUND VP SMALL CAP
          AUV at Beginning of Period                  $7.13        $9.39      $10.00 (1)
          AUV at End of Period                        $9.96        $7.13       $9.39
          Number of Accumulation Units
             Outstanding at End of Period           255,439       68,579      12,110

     FOOTNOTES
     (1)   Fund First Available during May 2001        (5)  Fund First Available during August 2003
     (2)   Fund First Available during November 2001   (6)  Fund First Available during September 2003
     (3)   Fund First Available during December 2001
     (4)   Fund First Available during May 2002

WF Landmark -133980

                                      A19

--------------------------------------------------------------------------------
APPENDIX B
--------------------------------------------------------------------------------

                            The Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as "Master-Feeder" Funds". Funds offered in a Master-Feeder structure (such as the American Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

     List of Fund Name Changes

     Former Fund Name                     Current Fund Name
     ---------------------------------------------------------------------------
     ING MFS Research Portfolio           ING Oppenheimer Main Street Portfolio
     ING VP Bond Portfolio                ING VP Intermediate Bond Portfolio

WF Landmark -133980

                                       B1

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
------------------------------------------------------------------------------------------------------------------------------
ING Investors Trust
       7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
------------------------------------------------------------------------------------------------------------------------------
ING AIM Mid Cap Growth Portfolio (Class S)                       Seeks capital appreciation. The Portfolio seeks to meet its objective by investing, normally, at least 80% of its
    Investment Adviser:  Directed Services, Inc.                 assets in equity securities of mid-capitalization companies.
    Investment Subadviser: A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------
ING Alliance Mid Cap Growth Portfolio                            Seeks long-term total return. The Portfolio invests
    (Class S)                                                    primarily in common stocks of middle capitalization
                                                                 companies. The Portfolio normally invests substantially all
    Investment Adviser: Directed Services, Inc.                  of its assets in high-quality common stocks that Alliance
    Investment Subadviser: Alliance Capital Management, L.P.     expects to increase in value.
------------------------------------------------------------------------------------------------------------------------------
ING American Funds Growth Portfolio                              Seeks to make your investment grow.  The Portfolio operates as a "feeder fund" which invests all of its assets in the
    Investment Adviser: ING Investments, LLC                     "master fund" which is Class 2 shares of the Growth Fund, a
    Investment Subadviser: Capital Research and Management       series of American Funds Insurance Series(R), a registered
    Company                                                      open-end investment company.  The master fund invests
                                                                 primarily in common stocks of companies that appear to
                                                                 offer superior opportunities for growth of capital.  The
                                                                 Growth Fund is designed for investors seeking long-term
                                                                 capital appreciation through stocks.
------------------------------------------------------------------------------------------------------------------------------
                                                                 Seeks to make your investment grow and provide you with
                                                                 income over time.  The Portfolio operates as a "feeder
ING American Funds Growth-Income Portfolio                       fund" which invests all of its assets in the "master fund"
                                                                 which is Class 2 shares of the Growth-Income Fund, a series of American Funds Insurance Series(R), a registered open-end
    Investment Adviser:  ING Investments, LLC                    investment company.  The master fund invests primarily in
    Investment Subadviser:  Capital Research and Management      common stocks or other securities which demonstrate the
    Company                                                      potential for appreciation and/or dividends.  The
                                                                 Growth-Income Fund is designed for investors seeking both
                                                                 capital appreciation and income.
------------------------------------------------------------------------------------------------------------------------------
                                                                 Seeks to make your investment grow over time.  The
                                                                 Portfolio operates as a "feeder fund" which invests all of
ING American Funds International Portfolio                       its assets in the "master fund" which is Class 2 shares of the International Fund, a series of American Funds
                                                                 Insurance Series(R), a registered open-end investment
    Investment Adviser:  ING Investments, LLC                    company.  The master fund invests primarily in common
    Investment Subadviser:  Capital Research and Management      stocks of companies located outside the United States.  The
    Company                                                      International Fund is designed for investors seeking
                                                                 capital appreciation through stocks.
------------------------------------------------------------------------------------------------------------------------------
ING Developing World Portfolio (Class S)                          Seeks capital appreciation. The Portfolio normally invests at least 80% of its assets in securities of issuers
    Investment Adviser:  Directed Services, Inc.                  located in at least three countries with emerging
    Investment Subadviser:  ING Investment Management Advisors    securities markets.  The Portfolio may invest up to 20% of
    B.V.                                                          its assets in securities of U.S. and other developed
                                                                  market issuers, including investment-grade debt securities of U.S. issuers.
------------------------------------------------------------------------------------------------------------------------------


WF Landmark -133980                            B2

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
------------------------------------------------------------------------------------------------------------------------------
ING Eagle Asset Capital Appreciation Portfolio (Class S)          Seeks capital appreciation. Dividend income is a secondary
    (formerly ING Eagle Asset Value Equity Portfolio)             objective. The Portfolio normally invests at least 80% of
                                                                  its assets in equity securities of domestic and foreign
    Investment Adviser:  Directed Services, Inc.                  issuers that meet quantitative standards relating to
    Investment Subadviser: Eagle Asset Management, Inc.           financial soundness and high intrinsic value relative to
                                                                  price.
------------------------------------------------------------------------------------------------------------------------------
ING FMR(SM) Diversified Mid Cap Portfolio                         Seeks long-term growth of capital. The Portfolio Manager
    (Class S)                                                     normally invests the Portfolio's assets primarily in
                                                                  common stocks. The Portfolio Manager normally invests at
    Investment Adviser:  Directed Services, Inc.                  least 80% of the Portfolio's assets in securities of
    Investment Subadviser: Fidelity Management & Research         companies with medium market capitalizations.
    Company
------------------------------------------------------------------------------------------------------------------------------

ING Janus Special Equity Portfolio (Class S)                      A nondiversified Portfolio that seeks capital
                                                                  appreciation. The Portfolio invests, under normal
    Investment Adviser:  Directed Services, Inc.                  circumstances, at least 80% of its net assets (plus
    Investment Subadviser: Janus Capital Management, LLC          borrowings for investment purposes) in equity securities
                                                                  with the potential for long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------
ING Jennison Equity Opportunities Portfolio                       Seeks long-term capital growth. The Portfolio normally
    (Class S)                                                     invests at least 80% of its net assets (plus any
                                                                  borrowings for investment purposes) in attractively valued
    Investment Adviser:  Directed Services, Inc.                  equity securities of companies with current or emerging
    Investment Subadviser: Jennison Associates, LLC               earnings growth the Portfolio Manager believes to be not
                                                                  fully appreciated or recognized by the market.
------------------------------------------------------------------------------------------------------------------------------
ING JPMorgan Small Cap Equity Portfolio (Class S)                 A nondiversified Portfolio that seeks capital growth over
                                                                  the long term. Under normal market conditions, the
    Investment Adviser:  Directed Services, Inc.                  Portfolio invests at least 80% of its total assets in
    Investment Subadviser: J.P. Morgan Investment Management      equity securities of small-cap companies.
      Inc.
------------------------------------------------------------------------------------------------------------------------------
ING Julius Baer Foreign Portfolio (Class S)                       Seeks long-term growth of capital.  Under normal
                                                                  conditions, the Portfolio invests in a wide variety of
    Investment Adviser:  Directed Services, Inc.                  international equity securities issued through the world,
    Investment Subadviser: Julius Baer Investment ManagementLLC   normally excluding the United States.  Normally invests at least 80% of its assets in equity securities tied
                                                                  economically to countries outside the United States.
------------------------------------------------------------------------------------------------------------------------------
ING Legg Mason Value Portfolio (Class S)                          Seeks long-term growth of capital. The Portfolio normally
    (formerly ING Janus Growth and Income Portfolio)              invests in equity securities that offer the potential for
                                                                  capital growth.  The Portfolio may also invest in
    Investment Adviser:  Directed Services, Inc.                  companies with market capitalizations greater than $5
    Investment Subadviser: Legg Mason Funds Management, Inc.      billion, but may invest in companies of any size.  The
                                                                  Portfolio may also invest up to 25% of its total assets in long-term debt securities.
------------------------------------------------------------------------------------------------------------------------------
ING Marsico Growth Portfolio (Class S)                            Seeks capital appreciation. The Portfolio invests
                                                                  primarily in equity securities selected for their growth
    Investment Adviser:  Directed Services, Inc.                  potential. The Portfolio may invest in companies of any
    Investment Subadviser: Marsico Capital Management, LLC        size, from larger, well-established companies to smaller,
                                                                  emerging growth companies.
------------------------------------------------------------------------------------------------------------------------------


WF Landmark -133980                        B3

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
------------------------------------------------------------------------------------------------------------------------------
ING MFS Mid Cap Growth Portfolio (Class S)                        Seeks long-term growth of capital.  The Portfolio normally invests at least 80% of its net assets in common stocks
    Investment Adviser:  Directed Services, Inc.                  and related securities (such as preferred stocks,
    Investment Subadviser: Massachusetts Financial Services       convertible securities and depositary receipts) of
       Company                                                    companies with medium market capitalizations (or "mid-cap
                                                                  companies") which the Portfolio Manager believes have
                                                                  above-average growth potential.
------------------------------------------------------------------------------------------------------------------------------
ING Oppenheimer Main Street Portfolio (Class S)                   Seeks long-term growth of capital and future income. The
    (formerly ING MFS Research Portfolio)                         Portfolio currently  invests mainly in common stocks of
                                                                  U.S. companies of different capitalization ranges,
    Investment Adviser:  Directed Services, Inc.                  presently focusing on large-capitalization issuers.  It
    Investment Subadviser: OppenheimerFunds, Inc.                 also can buy debt securities, such as bonds and
                                                                  debentures, but does not currently emphasize these
                                                                  investments.
------------------------------------------------------------------------------------------------------------------------------
ING PIMCO Core Bond Portfolio (Class S)                           Seeks maximum total return, consistent with preservation
                                                                  of capital and prudent investment management. The
    Investment Adviser:  Directed Services, Inc.                  Portfolio invests, under normal circumstances, at least
    Investment Subadviser: Pacific Investment Management          80% of its net assets (plus borrowings for investment
       Company LLC                                                purposes) in a diversified portfolio of fixed income
                                                                  instruments of varying maturities.
------------------------------------------------------------------------------------------------------------------------------
ING PIMCO High Yield Portfolio (Class S)                          Seeks maximum total return, consistent with preservation
    (formerly PIMCO High Yield Portfolio)                         of capital and prudent investment management.  The
                                                                  Portfolio normally invests at least 80% of its assets in a
    Investment Adviser:  Directed Services, Inc.                  diversified portfolio of high yield securities ("junk
    Investment Subadviser:  Pacific Investment Management         bonds") rated below investment grade but rated at least B.
    Company LLC
------------------------------------------------------------------------------------------------------------------------------
ING Salomon Brothers All Cap Portfolio                            A nondiversified Portfolio that seeks capital appreciation
    (Class S)                                                     through investment in securities which the Subadviser
                                                                  believes have above-average capital appreciation
    Investment Adviser:  Directed Services, Inc.                  potential. The Portfolio invests primarily in common
    Investment Subadviser: Salomon Brothers Asset Management,     stocks and common stock equivalents, such as preferred
    Inc.                                                          stocks and securities convertible into common stocks, of
                                                                  companies the Portfolio Manager believes are undervalued
                                                                  in the marketplace.
------------------------------------------------------------------------------------------------------------------------------
ING Salomon Brothers Investors Portfolio                          Seeks long-term growth of capital. Secondarily seeks
    (Class S)                                                     current income. The Portfolio invests primarily in equity
                                                                  securities of U.S. companies. The Portfolio may also
    Investment Adviser:  Directed Services, Inc.                  invest in other equity securities. To a lesser degree, the
    Investment Subadviser: Salomon Brothers Asset Management,     Portfolio invests in income producing securities such as
    Inc.                                                          debt securities, and may also invest in securities of
                                                                  foreign issuers.
------------------------------------------------------------------------------------------------------------------------------
ING T. Rowe Price Capital Appreciation Portfolio (Class S)        Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and prudent
    Investment Adviser:  Directed Services, Inc.                  investment risk. The Portfolio pursues an active asset
    Investment Subadviser: T. Rowe Price Associates, Inc.         allocation strategy whereby investments are allocated
                                                                  among three asset classes - equity securities, debt
                                                                  securities and money market instruments.
------------------------------------------------------------------------------------------------------------------------------



WF Landmark -133980                      B4

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
------------------------------------------------------------------------------------------------------------------------------
ING T. Rowe Price Equity Income Portfolio                         Seeks substantial dividend income as well as long-term
    (Class S)                                                     growth of capital. The Portfolio normally invests at least
                                                                  80% of its assets in common stocks, with 65% in the common
    Investment Adviser:  Directed Services, Inc.                  stocks of well-established companies paying above-average
    Investment Subadviser: T. Rowe Price Associates, Inc.         dividends. The Portfolio may also invest in convertible
                                                                  securities, warrants and preferred stocks, foreign
                                                                  securities, debt securities including high-yield debt
                                                                  securities and future and options.
------------------------------------------------------------------------------------------------------------------------------
ING Van Kampen Global Franchise Portfolio                         A nondiversified Portfolio that seeks long-term capital
    (Class S)                                                     appreciation. The Portfolio Manager seeks long-term
                                                                  capital appreciation by investing primarily in equity
    Investment Adviser:  Directed Services, Inc.                  securities of issuers located throughout the world that it
    Investment Subadviser: Van Kampen                             believes have, among other things, resilient business
                                                                  franchises and growth potential. The Portfolio may invest
                                                                  of in the securities of companies of any size.
------------------------------------------------------------------------------------------------------------------------------
ING Van Kampen Growth and Income Portfolio  (Class S)             Seeks long-term growth of capital and income.  Invests
                                                                  primarily in what it believes to be income-producing
    Investment Adviser:  Directed Services, Inc.                  equity securities, including common stocks and convertible
    Investment Subadviser: Van Kampen                             securities; although investments are also made in
                                                                  non-convertible preferred stocks and debt securities rated
                                                                  "investment grade," which are securities rated within the
                                                                  four highest grades assigned by Standard & Poor's ("S&P")
                                                                  or by Moody's Investors Service, Inc. ("Moody's").
------------------------------------------------------------------------------------------------------------------------------
ING Van Kampen Real Estate Portfolio                              A nondiversified Portfolio that seeks capital
    (Class S)                                                     appreciation. Secondarily seeks current income. The
                                                                  Portfolio invests at least 80% of its assets in equity
    Investment Adviser:  Directed Services, Inc.                  securities of companies in the U.S. real estate industry
    Investment Subadviser: Van Kampen                             that are listed on national exchanges or the National
                                                                  Association of Securities Dealers Automated Quotation
                                                                  System ("NASDAQ").
------------------------------------------------------------------------------------------------------------------------------
ING Partners, Inc.
      151 Farmington Avenue, Hartford, CT  06156-8962
------------------------------------------------------------------------------------------------------------------------------
ING JPMorgan Fleming International Portfolio (Service Class)      Seeks long-term growth of capital. Invests primarily (at
                                                                  least 65% of total assets) in the equity securities of
    Investment Adviser: ING Life Insurance and Annuity Company    foreign companies that the subadviser believes have high
    Investment Subadviser: J.P. Morgan Fleming Asset Management   growth potential. Will normally invest in a number of
    (London) Ltd.                                                 issuers in several countries other than the U.S. and will
                                                                  invest in securities in both developed and developing
                                                                  markets.
------------------------------------------------------------------------------------------------------------------------------
ING Salomon Brothers Aggressive Growth Portfolio                  Seeks long-term growth of capital. Invests primarily (at
    (Service Class)                                               least 80% of net assets under normal circumstances) in
                                                                  common stocks and related securities, such as preferred
    Investment Adviser: ING Life Insurance and Annuity Company    stocks, convertible securities and depositary receipts, of
    Investment Subadviser: Salomon Brothers Asset Management,     emerging growth companies.
    Inc.
------------------------------------------------------------------------------------------------------------------------------


WF Landmark -133980                     B5

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
------------------------------------------------------------------------------------------------------------------------------
ING Variable Insurance Trust
      7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
------------------------------------------------------------------------------------------------------------------------------
ING VP Worldwide Growth Portfolio                                 Seeks long-term capital appreciation. A nondiversified
                                                                  Portfolio that under normal conditions, invests at least
    Investment Adviser:  ING Investments, LLC                     65% of net assets in equity securities of issuers located
    Investment Subadviser: ING Investment Management Co.          in at least three countries, one of which may be the U.S.
                                                                  Generally invests at least 75% of total assets in common
                                                                  and preferred stocks, warrants and convertible securities.
------------------------------------------------------------------------------------------------------------------------------
ING Variable Portfolios, Inc.
      7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
------------------------------------------------------------------------------------------------------------------------------
ING VP Index Plus LargeCap Portfolio                              Seeks to outperform the total return performance of the
    (Class S)                                                     Standard & Poor's 500 Composite Stock Price Index (S&P
                                                                  500), while maintaining a market level of risk. Invests at
    Investment Adviser:  ING Investments, LLC                     least 80% of assets in stocks included in the S&P 500
    Investment Subadviser:  ING Investment Management Co.         Index. The subadviser's objective is to overweight those
                                                                  stocks in the S&P 500 Index that they believe will
                                                                  outperform the index and underweight or avoid those stocks that they believe will under perform the index.
------------------------------------------------------------------------------------------------------------------------------
ING Variable Products Trust
      7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
------------------------------------------------------------------------------------------------------------------------------
ING VP MagnaCap Portfolio (Class S)                               Seeks growth of capital, with dividend income as a
                                                                  secondary consideration. Normally invests at least 80% of
    Investment Adviser:  ING Investments, LLC                     assets in common stocks of large companies, which are
    Investment Subadviser:  ING Investment Management Co.         those included in the 500 largest U.S. companies, as
                                                                  measured by total revenues, net assets, cash flow or
                                                                  earnings, or the 1,000 largest companies as measured by
                                                                  equity market capitalization.
------------------------------------------------------------------------------------------------------------------------------
ING VP MidCap Opportunities Portfolio                             Seeks long-term capital appreciation.  Normally invest at
    (Class S)                                                     least 80% of assets in the common stock of mid-sized U.S.
                                                                  Companies that the subadviser believes have above average
    Investment Adviser:  ING Investments, LLC                     prospectus for growth.  For this Portfolio, mid-sized
    Investment Subadviser:  ING Investment Management Co.         companies are those with market capitalizations that fall
                                                                  within the range of companies in the Russell MidCap Growth
                                                                  Index.
------------------------------------------------------------------------------------------------------------------------------
ING VP SmallCap Opportunities Portfolio                           Seeks long-term capital appreciation. Normally invests at
    (Class S)                                                     least 80% of assets in the common stock of smaller,
                                                                  lesser-known U.S. companies that are believed to have
    Investment Adviser:  ING Investments, LLC                     above average prospects for growth. For this Portfolio,
    Investment Subadviser:  ING Investment Management Co.         smaller companies are those with market capitalizations
                                                                  that fall within the range of companies in the Russell
                                                                  2000 Index.
------------------------------------------------------------------------------------------------------------------------------

WF Landmark -133980                   B6

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
------------------------------------------------------------------------------------------------------------------------------
ING VP Intermediate Bond Portfolio
------------------------------------------------------------------------------------------------------------------------------
ING VP Intermediate Bond Portfolio (Class S)                      Seeks to maximize total return as is consistent with
    (formerly ING VP Bond Portfolio)                              reasonable risk, through investment in a diversified
                                                                  portfolio consisting of investment-grade corporate bonds,
   Investment Adviser:  ING Investments, LLC                      and debt securities issued or guaranteed by the U.S.
   Investment Subadviser:  ING Investment Management Co.          Government, its agencies or instrumentalities. Under
                                                                  normal market conditions, invests at least 80% of net
                                                                  assets in high-grade corporate bonds, mortgage-related and other asset-backed securities, and securities issued or
                                                                  guaranteed by the U.S. Government, its agencies or
                                                                  instrumentalities. The Portfolio may also invest up to 15%
                                                                  of total assets in high-yield instruments and up to 25% of total assets in foreign debt securities.
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Portfolio
      82 Devonshire Street, Boston, MA  02109
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio                           Seeks reasonable income. Also considers the potential for
    (Service Class 2)                                             capital appreciation. Seeks to achieve a yield which
                                                                  exceeds the composite yield on the securities comprising
    Investment Adviser: Fidelity Management & Research Company    the Standard & Poor's 500 Index. Normally invests at least
    Investment Subadviser:  FMR Co., Inc.                         80% of total assets in income-producing equity securities
                                                                  (which tends to lead to investments in large cap "value"
                                                                  stocks).
------------------------------------------------------------------------------------------------------------------------------
Pro Funds VP
     3435 Stelzer Road, Suite 1000, P.O. Box 182100, Columbus, OH  43218-2000
------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                   Seeks daily investment results, before fees and expenses
                                                                  that correspond to the daily performance of the S&P 500
    Investment Adviser: ProFund Advisors LLC                      Index.
------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                              Seeks daily investment results, before fees and expenses
                                                                  that correspond to the daily performance of the Russell
    Investment Adviser:  ProFund Advisors LLC                     2000 Index.
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
     525 Market Street, San Francisco, CA
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Asset Allocation Fund                              Seeks long-term total return, consistent with reasonable
                                                                  risk. Invests in equity and fixed-income securities in
    Investment Adviser:  Wells Capital Management                 varying proportions, with an emphasis on equity
                                                                  securities. The Fund's "neutral" target allocation is 60%
                                                                  equity securities and 40% fixed-income securities.
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Equity Income Fund                                 Seeks to provide long-term capital appreciation and
                                                                  above-average dividend income by investing primarily in
    Investment Adviser:  Wells Capital Management                 the common stocks of large U.S. companies with strong
                                                                  return potential based on current market valuations.
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Equity Value Fund                                  Seeks long-term capital appreciation and above-average
                                                                  dividend income by investing primarily in equity
    Investment Adviser:  Wells Capital Management                 securities of large U.S. companies with strong return
                                                                  potential based on current market valuations.
------------------------------------------------------------------------------------------------------------------------------


WF Landmark -133980                     B7

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Large Company Growth Fund                          Seeks to provide long-term capital appreciation by
                                                                  investing primarily in large, high quality, domestic
    Investment Adviser:  Peregrine Capital                        companies that the adviser believes have superior growth
                                                                  potential by seeking issuers whose stocks the investment
                                                                  adviser believes are attractively valued, with fundamental characteristics above the market average and that support
                                                                  earnings growth capability.
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Money Market Fund                                  Seeks to provide investors with a high level of  current
                                                                  income, while preserving capital and liquidity by
    Investment Adviser:  Wells Capital Management                 investing in U.S. dollar-denominated, high quality,
                                                                  short-term money market instruments including banker's
                                                                  acceptances, bank notes, certificates of deposit,
                                                                  commercial paper and repurchase agreements.
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Small Cap Growth Fund                              Seeks long-term capital appreciation by investing in a
                                                                  diversified portfolio of common stocks of U.S. and foreign
    Investment Adviser:  Wells Capital Management                 companies that the investment adviser believes have
                                                                  above-average growth potential, or that may be involved in new or innovative products, services and processes,
                                                                  focusing on small-capitalization stocks.
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Total Return Bond Fund                             Seeks total return consisting of income and capital
                                                                  appreciation by investing in a broad range of
    Investment Adviser:  Wells Capital Management                 investment-grade debt securities, including U.S.
                                                                  Government obligations, corporate bonds, asset-backed
                                                                  securities and money-market instruments.
------------------------------------------------------------------------------------------------------------------------------

WF Landmark -133980                     B8

--------------------------------------------------------------------------------
APPENDIX C
--------------------------------------------------------------------------------

                                Fixed Account II

Fixed Account II ("Fixed Account") is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we" or "our"). The Fixed Account, which is a segregated asset account of ING USA, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods of 5, 7 and 10 years. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by ING USA, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

The Fixed Account

You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date, which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

Guaranteed Interest Rates

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole

WF Landmark -133980                      C1
discretion. We cannot predict the level of future interest rates. For more information see the prospectus for Fixed Account II

Transfers from a Fixed Interest Allocation

You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of ING USA's Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the Wells Fargo VT Money Market subaccount, and such a transfer will be subject to a Market Value Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders" in the prospectus.

Withdrawals from a Fixed Interest Allocation

During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See "Optional Riders" in the prospectus.

Market Value Adjustment

A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

WF Landmark -133980                      C2

Contract Value in the Fixed Interest Allocations

On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

      (1) We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.

      (2) We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.

      (3)   We add (1) and

      (4)   We subtract from (3) any transfers from that Fixed Interest
            Allocation.

      (5) We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

Dollar Cost Averaging from Fixed Interest Allocations

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

WF Landmark -133980                      C3

Suspension of Payments

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

More Information

See the prospectus for Fixed Account II.

WF Landmark -133980                      C4

--------------------------------------------------------------------------------
APPENDIX D
--------------------------------------------------------------------------------

                             Fixed Interest Division

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated May 1, 2004. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

WF Landmark -133980

                                       D1

--------------------------------------------------------------------------------
APPENDIX E
--------------------------------------------------------------------------------

                 Surrender Charge for Excess Withdrawals Example

The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the third contract year of 30% of the contract value of $90,000.

In this example, $15,000 (the greater of earnings less any previous withdrawals, which is $90,000 - $75,000, which equals $15,000, and 10% of premium payments, which is $7,500) is the maximum free withdrawal amount that you may withdraw without a surrender charge. The total amount withdrawn from the contract would be $27,000 ($90,000 x .30). Therefore, $12,000 ($27,000 - $15,000) is considered an excess withdrawal and would be subject to a 4% surrender charge of $480 ($12,000 x .04). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

WF Landmark -133980                  E1

--------------------------------------------------------------------------------
APPENDIX F
--------------------------------------------------------------------------------


                    Special Funds and Excluded Funds Examples

     Example #1:      The following examples are intended to demonstrate the
                      impact on your 7% Solution Death Benefit Element
                      ("7% MGDB") of allocating your Contract Value to Special Funds.

------------------------------------------   -----------------------------------------  --------------------------------------
         7% MGDB if 50% invested                      7% MGDB if 0% invested                  7% MGDB if 100% invested
            in Special Funds                             in Special Funds                         in Special Funds
------------------------------------------   -----------------------------------------  --------------------------------------
End of Yr     Covered  Special    Total      End of Yr   Covered  Special    Total      End of Yr   Covered  Special   Total
      0         500      500      1,000           0       1,000        --     1,000           0         0      1000     1000
      1         535      500      1,035           1       1,070        --     1,070           1         0      1000     1000
      2         572      500      1,072           2       1,145        --     1,145           2         0      1000     1000
      3         613      500      1,113           3       1,225        --     1,225           3         0      1000     1000
      4         655      500      1,155           4       1,311        --     1,311           4         0      1000     1000
      5         701      500      1,201           5       1,403        --     1,403           5         0      1000     1000
      6         750      500      1,250           6       1,501        --     1,501           6         0      1000     1000
      7         803      500      1,303           7       1,606        --     1,606           7         0      1000     1000
      8         859      500      1,359           8       1,718        --     1,718           8         0      1000     1000
      9         919      500      1,419           9       1,838        --     1,838           9         0      1000     1000
     10         984      500      1,484          10       1,967        --     1,967          10         0      1000     1000
------------------------------------------   -----------------------------------------  --------------------------------------

------------------------------------------   -----------------------------------------
        7% MGDB if transferred to                   7% MGDB if transferred to
              Special Funds                               Covered Funds
       at the beginning of year 6                   at the beginning of year 6
------------------------------------------   -----------------------------------------

End of Yr    Covered  Special    Total       End of Yr   Covered   Special     Total
      0       1,000        --     1,000            0          --     1,000     1,000
      1       1,070        --     1,070            1          --     1,000     1,000
      2       1,145        --     1,145            2          --     1,000     1,000
      3       1,225        --     1,225            3          --     1,000     1,000
      4       1,311        --     1,311            4          --     1,000     1,000
      5       1,403        --     1,403            5          --     1,000     1,000
      6          --     1,403     1,403            6       1,070        --     1,070
      7          --     1,403     1,403            7       1,145        --     1,145
      8          --     1,403     1,403            8       1,225        --     1,225
      9          --     1,403     1,403            9       1,311        --     1,311
    10           --     1,403     1,403           10       1,403        --     1,403
------------------------------------------   -----------------------------------------



WF Landmark -133980                  F1

    Example #2:      The following examples are intended to demonstrate the
                     impact on your 7% Solution Death Benefit Element
                     ("7% MGDB") of allocating your Contract Value to Excluded Funds.

  -----------------------------------------------------------------------------
                   7% MGDB if 50% invested in Excluded Funds
  -----------------------------------------------------------------------------
                   Covered           Excluded            Total
              --------------------------------------------------------
                                                                       Death
    End of Yr  7% MGDB   AV    "7% MGDB"    AV    7% MGDB         AV   Benefit
       0        500      500       500      500     1,000       1,000  1,000
       1        535      510       535      510     1,045       1,020  1,045
       2        572      490       572      490     1,062         980  1,062
       3        613      520       613      520     1,133       1,040  1,133
       4        655      550       655      550     1,205       1,100  1,205
       5        701      450       701      450     1,151         900  1,151
       6        750      525       750      525     1,275       1,050  1,275
       7        803      600       803      600     1,403       1,200  1,403
       8        859      750       859      750     1,609       1,500  1,609
       9        919      500       919      500     1,419       1,000  1,419
      10        984      300       984      300     1,284         600  1,284
  -----------------------------------------------------------------------------

  -----------------------------------------    -----------------------------------------
           7% MGDB if 0% invested                      7% MGDB if 100% invested
             in Excluded Funds                            in Excluded Funds
  -----------------------------------------    -----------------------------------------
                   Covered                                     Excluded
             --------------------                        ---------------------
                                   Death                                          Death
  End of Yr   7% MGDB       AV    Benefit      End of Yr "7% MGDB"       AV      Benefit
      0        1,000       1,000   1,000           0       1,000        1,000     1,000
      1        1,070       1,020   1,070           1       1,070        1,020     1,020
      2        1,145         980   1,145           2       1,145          980       980
      3        1,225       1,040   1,225           3       1,225        1,040     1,040
      4        1,311       1,100   1,311           4       1,311        1,100     1,100
      5        1,403         900   1,403           5       1,403          900       900
      6        1,501       1,050   1,501           6       1,501        1,050     1,050
      7        1,606       1,200   1,606           7       1,606        1,200     1,200
      8        1,718       1,500   1,718           8       1,718        1,500     1,500
      9        1,838       1,000   1,838           9       1,838        1,000     1,000
      10       1,967         600   1,967          10       1,967          600       600
  -----------------------------------------    -----------------------------------------

      Note: AV are hypothetical illustrative values. Not a projection. "7% MGDB" for Excluded funds is notional. Not payable as a benefit. Death Benefit for Excluded Funds equals Accumulation Value (AV)



WF Landmark -133980                  F2

 -------------------------------------------------------------------------------
                 Transfer from Covered Funds to Excluded Funds
                           at the beginning of year 6
 -------------------------------------------------------------------------------
                 Covered            Excluded            Total
            ---------------------------------------------------------
                                                                         Death
 End of Yr  7% MGDB     AV     "7% MGDB"      AV     7% MGDB     AV      Benefit
     --      1,000     1,000        --        --     1,000     1,000     1,000
      1      1,050     1,020        --        --     1,050     1,020     1,050
      2      1,103       980        --        --     1,103       980     1,103
      3      1,158     1,040        --        --     1,158     1,040     1,158
      4      1,216     1,100        --        --     1,216     1,100     1,216
      5      1,276       900        --        --     1,276       900     1,276
      6         --        --     1,340     1,050     1,050     1,050     1,050
      7         --        --     1,407     1,200     1,200     1,200     1,200
      8         --        --     1,477     1,500     1,500     1,500     1,500
      9         --        --     1,551     1,000     1,000     1,000     1,000
     10         --        --     1,629       600       600       600       600
 -------------------------------------------------------------------------------

      Note: 7% MGDB transferred to Excluded Funds equals the 7% MGDB in Covered
            Funds (or pro-rata portion thereof for partial transfer). Transfers from Special Funds to Excluded Funds work the same as Covered to Excluded (except 7% MGDB in Special Funds does not accumulate).

 -------------------------------------------------------------------------------
                 Transfer from Excluded Funds to Covered Funds
                           at the beginning of year 6
 -------------------------------------------------------------------------------
                 Covered            Excluded            Total
            ---------------------------------------------------------
                                                                         Death
 End of Yr  7% MGDB     AV      "7% MGDB"    AV     7% MGDB     AV      Benefit
    --          --        --     1,000     1,000     1,000     1,000     1,000
     1          --        --     1,050     1,020     1,020     1,020     1,020
     2          --        --     1,103       980       980       980       980
     3          --        --     1,158     1,040     1,040     1,040     1,040
     4          --        --     1,216     1,100     1,100     1,100     1,100
     5          --        --     1,276       900       900       900       900
     6         945     1,050        --        --       945     1,050     1,050
     7         992     1,200        --        --       992     1,200     1,200
     8       1,042     1,500        --        --     1,042     1,500     1,500
     9       1,094     1,000        --        --     1,094     1,000     1,094
    10       1,149       600        --        --     1,149       600     1,149
 -------------------------------------------------------------------------------

      Note: 7% MGDB transferred to Covered Funds is the lesser of 7% MGDB in Excluded Funds (or portion thereof for partial transfer) and AV transferred to Covered Funds. Transfers from Excluded Funds to Special Funds work the same as Excluded to Covered (except 7% MGDB in Special Funds does not accumulate).



WF Landmark -133980                  F3

--------------------------------------------------------------------------------
APPENDIX G
--------------------------------------------------------------------------------



 Examples for Adjustments to the MGWB Withdrawal Account and the Maximum Annual Withdrawal Amount for Transfers and Withdrawals in Excess of the Maximum Annual
                 Withdrawal Amount ("Excess Withdrawal Amount")

Example #1: Owner has invested only in Covered Funds

      Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Covered Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

      The new CV is $90,000 ($100,000 - $10,000).

      The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

      The Covered Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to $113,000 ($120,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $109,354.84 ($113,000 * (1 - $3,000 / $93,000)).

      The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #2: Owner has invested only in Excluded Funds

      Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Excluded Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

      The new CV is $90,000 ($100,000 - $10,000).

      The Excess Withdrawal Amount is $3,000 ($10,000 - $7.000).

      The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the entire amount withdrawn to the CV (before the withdrawal) to $108,000 ($120,000 * (1 - $10,000 / $100,000)).

      The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000/$93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #3: Owner has invested in both Covered and Excluded Funds

      Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a withdrawal is made of $10,000 ($8,000 from Covered Funds and $2,000 from Excluded Funds).



WF Landmark -133980                  G1

      The new CV for Covered Funds is $52,000 ($60,000 - $8,000), and the new CV for Excluded Funds is $38,000 ($40,000 - $2,000).

      The Covered Withdrawal Account is first reduced dollar-for-dollar by the lesser of the MAW ($7,000) and the amount withdrawn from Covered Funds ($8,000) to $68,000 ($75,000 - $7,000), and is then reduced pro-rata based on the ratio of any Excess Withdrawal Amount from Covered Funds to the CV in Covered Funds (after being reduced for the withdrawal up to the MAW) to $66,716.98 ($68,000 * (1 - $1,000 / $53,000).

      The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount withdrawn from Excluded Funds to the CV in Excluded Funds (prior to the withdrawal) to $42,750 ($45,000 * (1 - $2,000 / $40,000)).

      The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #4: Owner transfers funds from Excluded Funds to Covered Funds

      Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a transfer is made of $10,000 from Excluded Funds to Covered Funds.

      The new CV for Covered Funds is $70,000 ($60,000 + $10,000), and the new CV for Excluded Funds is $30,000 ($40,000 - $10,000).

      The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Excluded Funds to the CV in Excluded Funds (prior to the transfer) to $33,750 ($45,000 * (1 - $10,000 / $40,000)).

      The Covered Withdrawal Account is increased by the lesser of the reduction of the Excluded Withdrawal Account of $11,250 ($45,000 - $33,750) and the actual amount transferred of $10,000. Thus, the Covered Withdrawal Account is increased to $85,000 ($75,000 + $10,000).

Example #5: Owner transfers funds from Covered Funds to Excluded Funds

      Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a transfer is made of $10,000 from Covered Funds to Excluded Funds.

      The new CV for Covered Funds is $50,000 ($60,000 - $10,000), and the new CV for Excluded Funds is $50,000 ($40,000 + $10,000).

      The Covered Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Covered Funds to the CV in Covered Funds (prior to the transfer) to $62,500 ($75,000 * (1 - $10,000 / $60,000)).

      The Excluded Withdrawal Account is increased by the reduction of the Covered Withdrawal Account of $12,500 ($75,000 - $62,500) to $57,500 ($45,000 +
$12,500).



WF Landmark -133980                  G2

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
APPENDIX H
--------------------------------------------------------------------------------


             Death Benefits for May-2002 and Yr-2003 Contract Owners


The following is a description of the 7% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit for May-2002 and Yr-2003 contract owners. Other than as described below, please see the prospectus for a full description of your death benefit options and other Contract features. Capitalized terms have the same meaning as described in the prospectus. Please note that the 7% Solution Enhanced Death Benefit is no longer available as a standalone death benefit, but the calculation is used to determine the Max 7 Enhanced Death Benefit.


The 7% Solution Enhanced Death Benefit is the greater of:

            1)    the Standard Death Benefit; and

            2)    the lesser of:

                  a) 3 times all premium payments, adjusted for withdrawals (the "cap"); and

                  b) the sum of the 7% Solution Minimum Guaranteed Death Benefit ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For purposes of calculating the 7% Solution Enhanced Death Benefit, the following investment options are designated as Special Funds: the Wells Fargo VT Money Market Fund, the ING VP Intermediate Bond Portfolio, the ING PIMCO Core Bond Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account.

No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis.

The Annual Ratchet Enhanced Death Benefit equals the greater of:

      1)    the Standard Death Benefit; and

      2) the Annual Ratchet Minimum Guaranteed Death Benefit ("Annual Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

No funds are currently designated as Excluded Funds for purposes of the Annual Ratchet MGDB.



WF Landmark -133980                  H1

The Annual Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Covered Funds will be set to the greater of:

      1) the current contract value in Covered Funds (after deductions occurring as of that date); or

      2) the Annual Ratchet MGDB in Covered Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Covered Funds is equal to the Annual Ratchet MGDB in the Covered Funds from the last contract anniversary, adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

The Annual Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On the contract date, the Annual Ratchet MGDB allocated to Excluded Funds is equal to the premium allocated to Excluded Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Excluded Funds will be set to the greater of:

      1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

      2) the Annual Ratchet MGDB in the Excluded Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Excluded Funds is equal to the Annual Ratchet MGDB in the Excluded Funds from the last contract anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Annual Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Special or Excluded Funds will reduce the 7% MGDB in Covered Funds on a pro-rata basis. The increase in the 7% MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the 7% MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Annual Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Annual Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Annual Ratchet MGDB in Excluded Funds.

The Max 7 Enhanced Death Benefit equals the greater of the 7% Solution Enhanced Death Benefit or the Annual Ratchet Enhanced Death Benefit described above. Each Enhanced Death Benefit is determined independently of the other at all times.



WF Landmark -133980                  H2

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


































                                   [LOGO] ING

                   ING USA Annuity and Life Insurance Company
ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.
--------------------------------------------------------------------------------

WF Landmark -133980                                                   12/22/2004



ING USA Annuity and Life Insurance Company
Separate Account B of ING USA Annuity and Life Insurance Company

Deferred Combination Variable and Fixed Annuity Prospectus

                            ING GOLDENSELECT LEGENDS
--------------------------------------------------------------------------------


                                                              December 22, 2004


      This prospectus describes ING GoldenSelect Legends, a group and individual deferred variable annuity contract (the "Contract") offered by ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we," "us" or "our") (formerly Golden American Life Insurance Company). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

      The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. The investment portfolios available under your Contract and the portfolio managers are listed on the next page.

      You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

      Replacing an existing annuity with the Contract may not be beneficial to you. Your existing annuity may be subject to fees or penalties on surrender, and the Contract may have new charges.

      This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated May 1, 2004, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in any subaccount through a Trust or Fund is not a bank deposit and is not insured or guaranteed by any bank or by the Federal Deposit Insurance Corporation or any other government agency.

             The investment portfolios are listed on the next page.
--------------------------------------------------------------------------------

Legends - 133977

The investment portfolios available under your Contract are:


ING Investors Trust                                                       ING Variable Insurance Trust
   ING AIM Mid Cap Growth Portfolio (Class A)                                ING VP Worldwide Growth Portfolio
   ING Alliance Mid Cap Growth Portfolio (Class A)
   ING American Funds Growth Portfolio                                    ING Variable Portfolios, Inc.
   ING American Funds Growth-Income Portfolio                                ING VP Index Plus LargeCap Portfolio (Class S)
   ING American Funds International Portfolio
   ING Capital Guardian Large Cap Value Portfolio                         ING Variable Products Trust
     (Class A)                                                               ING VP Financial Services Portfolio (Class S)
   ING Capital Guardian Managed Global Portfolio                             ING VP MagnaCap Portfolio (Class S)
     (Class A)                                                               ING VP MidCap Opportunities Portfolio (Class S)
   ING Capital Guardian Small Cap Portfolio (Class A)                        ING VP SmallCap Opportunities Portfolio (Class S)
   ING Developing World Portfolio (Class A)
   ING Eagle Asset Capital Appreciation Portfolio                         ING VP Bond Intermediate Portfolio (Class S)
      (Class A)
   ING Evergreen Health Sciences Portfolio (Class A)                      AIM Variable Insurance Funds
   ING Evergreen Omega Portfolio (Class A)                                   AIM V.I. Dent Demographic Trends Fund (Series II)
   ING FMRSM Diversified Mid Cap Portfolio (Class A)                         AIM V.I. Leisure Fund (Series I)
   ING Goldman Sachs  Tollkeeper (SM) Portfolio (Class A)                    AIM V.I. Utilities Fund (Series I)
   ING Hard Assets Portfolio (Class A)
   ING International Portfolio (Class A)                                  Fidelity Variable Insurance Products Portfolio
   ING Janus Special Equity Portfolio (Class A)                              Fidelity VIP Equity-Income Portfolio (Service Class 2)
   ING Jennison Equity Opportunities Portfolio (Class A)                     Fidelity VIP Growth Portfolio (Service Class 2)
   ING JPMorgan Small Cap Equity Portfolio (Class A)
   ING Julius Baer Foreign Portfolio (Class A)                            Liberty Variable Insurance Trust
   ING Legg Mason Value Portfolio (Class A)                                  Colonial Small Cap Value Fund
   ING Liquid Assets Portfolio (Class A)
   ING Marsico Growth Portfolio (Class A)                                 Pioneer Variable Contracts Trust
   ING Mercury Focus Value Portfolio (Class A)                               Pioneer Fund VCT Portfolio (Class II)
   ING Mercury LargeCap Growth Portfolio (Class A)                           Pioneer Mid-Cap Value VCT Portfolio (Class II)
   ING MFS Mid Cap Growth Portfolio (Class A)
   ING MFS Total Return Portfolio (Class A)                               ProFunds VP
   ING Oppenheimer Main Street Portfolio (Class A)                           ProFund VP Bull
   ING PIMCO Core Bond Portfolio (Class A)                                   ProFund VP Europe 30
   ING PIMCO High Yield Portfolio (Class S)                                  ProFund VP Rising Rates Opportunity
   ING Salomon Brothers All Cap Portfolio (Class A)                          ProFund VP Small-Cap
   ING Salomon Brothers Investors Portfolio (Class A)
   ING T. Rowe Price Capital Appreciation Portfolio                       Prudential Series Fund, Inc.
     (Class A)                                                               Jennison Portfolio (Class II)
   ING T. Rowe Price Equity Income Portfolio (Class A)                       SP William Blair International Growth Portfolio
   ING UBS U.S. Balanced Portfolio (Class A)                                    (Class II)
   ING Van Kampen Equity Growth Portfolio (Class A)
   ING Van Kampen Global Franchise Portfolio (Class A)
   ING Van Kampen Growth and Income Portfolio
     (Class A)
   ING Van Kampen Real Estate Portfolio (Class A)

ING Partners, Inc.
   ING JP Morgan Fleming International Portfolio
      (Service Class)
   ING Salomon Brothers Aggressive Growth Portfolio
      (Service Class)
   ING Van Kampen Comstock Portfolio (Service Class)

Legends - 133977

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                          Page                                                                Page
Index of Special Terms..................................   ii       Death Benefit Choices....................................  37
Fees and Expenses.......................................    1          Death Benefit During the Accumulation Phase...........  37
Condensed Financial Information.........................    8              Standard Death Benefit............................  38
   Accumulation Unit....................................    8              Enhanced Death Benefit Options....................  39
   The Net Investment Factor............................    8              Earnings Multiplier Benefit Rider.................  40
   Performance Information..............................    8       Death Benefit During the Income Phase....................  41
   Financial Statements.................................    9          Continuation After Death -- Spouse....................  41
ING USA Annuity and Life Insurance Company..............    9          Continuation After Death -- Not a Spouse..............  42
ING USA Separate Account B..............................   10          Required Distributions Upon Contract
The Trusts and Funds....................................   10              Owner's Death.....................................  42
Covered Funds, Special Funds and Excluded                           The Annuity Options......................................  43
   Funds   .............................................   11       Other Contract Provisions................................  45
Charges and Fees........................................   12       Other Information........................................  48
   Charge Deduction Subaccount..........................   12       Federal Tax Considerations...............................  49
   Charges Deducted from the Contract Value.............   12       Statement of Additional Information
       Surrender Charge.................................   12          Table of Contents.....................................  SAI-1
       Waiver of Surrender Charge for Extended                      Appendix A
           Medical Care.................................   12          Condensed Financial Information.......................  A1
       Free Withdrawal Amount...........................   13       Appendix B
       Surrender Charge for Excess Withdrawals..........   13          The Investment Portfolios.............................  B1
       Premium Taxes....................................   13       Appendix C
       Administrative Charge............................   13          Fixed Account II......................................  C1
       Transfer Charge..................................   13       Appendix D
   Charges Deducted from the Subaccounts................   14          Fixed Interest Division...............................  D1
       Mortality and Expense Risk Charge................   14       Appendix E
       Asset-Based Administrative Charge................   14          Surrender Charge for Excess Withdrawals
       Earnings Multiplier Benefit Charge...............   14              Example...........................................  E1
       Optional Rider Charges...........................   14       Appendix F
   Trust and Fund Expenses..............................   15          Special Funds and Excluded Funds Examples.............  F1
The Annuity Contract....................................   15       Appendix G
   Contract Date and Contract Year .....................   15            MGWB Excess Withdrawal Amount Examples .............  G1
   Contract Owner.......................................   16
   Annuity Start Date...................................   17
   Annuitant............................................   17
   Beneficiary..........................................   18
   Purchase and Availability of the Contract............   18
   Crediting of Premium Payments........................   19
   Administrative Procedures............................   20
   Contract Value.......................................   20
   Cash Surrender Value.................................   21
   Addition, Deletion or Substitution of
       Subaccounts and Other Changes....................   22
   The Fixed Account....................................   22
Optional Riders.........................................   22
   Rider Date...........................................   22
   No Cancellation......................................   22
   Termination..........................................   23
   Minimum Guaranteed Income Benefit Rider..............   23
   Minimum Guaranteed Withdrawal
       Benefit Rider....................................   27
Other Contracts.........................................   30
Withdrawals.............................................   30
Transfers Among Your Investments........................   33


Legends - 133977                i

--------------------------------------------------------------------------------
INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

    Special Term                                        Page
    -----------------------------------------------------------

    Accumulation Unit                                      8
    Annuitant                                             17
    Annuity Start Date                                    17
    Cash Surrender Value                                  21
    Contract Date                                         15
    Claim Date                                            37
    Contract Owner                                        16
    Contract Value                                        20
    Contract Year                                         15
    Covered Fund                                          11
    Earnings Multiplier Benefit                           40
    Excluded Fund                                         11
    Free Withdrawal Amount                                12
    Market Value Adjustment                               C1
    Max 7 Enhanced Death Benefit                          40
    Net Investment Factor                                  8
    Net Rate of Return                                     8
    Quarterly Ratchet Enhanced Death Benefit              39
    Restricted Fund                                       10
    Rider Date                                            22
    7% Solution Death Benefit Element                     40
    Special Fund                                          11
    Standard Death Benefit                                38


The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

Term Used in This Prospectus           Corresponding Term Used in the Contract
------------------------------------------------------------------------------
Accumulation Unit Value                Index of Investment Experience
Annuity Start Date                     Annuity Commencement Date
Contract Owner                         Owner or Certificate Owner
Contract Value                         Accumulation Value
Transfer Charge                        Excess Allocation Charge
Fixed Interest Allocation              Fixed Allocation
Free Look Period                       Right to Examine Period
Guaranteed Interest Period             Guarantee Period
Subaccount(s)                          Division(s)
Net Investment Factor                  Experience Factor
Regular Withdrawals                    Conventional Partial Withdrawals
Withdrawals                            Partial Withdrawals


Legends - 133977                    ii

--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses (1)

      Surrender Charge:

           Complete Years Elapsed           0       1       2       3       4+
               Since Premium Payment
           Surrender Charge                 6%      5%      4%      3%      0%

      Transfer Charge (2)...................  $25 per transfer, if you make more than 12 transfers in a contract year

      (1) If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

      (2)   We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Trust or Fund fees and expenses.

Annual Contract Administrative Charge (3)..................................  $30

      (We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

      (3)   We deduct this charge on each contract anniversary and on surrender.

Separate Account Annual Charges (4)

      --------------------------------------------------------------------------------------
                                                 Standard           Enhanced Death Benefits
                                                  Death          Quarterly
                                                 Benefit          Ratchet             Max 7
      --------------------------------------------------------------------------------------

      Mortality & Expense Risk Charge             1.50%             1.75%             2.05%
      Asset-Based Administrative Charge           0.15%             0.15%             0.15%
         Total                                    1.65%             1.90%             2.20%

      --------------------------------------------------------------------------------------

      (4) As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.

Earnings Multiplier Benefit Rider Charge (5)

      --------------------------------------------------------------------------
      As an Annual Charge                      As a Quarterly Charge
      --------------------------------------------------------------------------
      0.30% of contract value                  0.075% of contract value
      --------------------------------------------------------------------------

      (5) We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.


Legends - 133977                         1

Optional Rider Charges (6)

      Minimum Guaranteed Income Benefit rider:

      -----------------------------------------------------------------------------------------
      MGIB Rate      As an Annual Charge                     As a Quarterly Charge
      -----------------------------------------------------------------------------------------
      7%             0.75% of the MGIB Charge Base(7)        0.1875% of the MGIB Charge Base(7)
      -----------------------------------------------------------------------------------------


      Minimum Guaranteed Withdrawal Benefit rider(8):


      --------------------------------------------------------------------------
      As an Annual Charge                  As a Quarterly Charge
      --------------------------------------------------------------------------
      0.35% of contract value              0.0875% of contract value
      --------------------------------------------------------------------------

      (6) We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

      (7) Please see "Charges and Fees - Optional Rider Charges" and "Optional Riders" later in this prospectus.

      (8) If you elect the Step-Up Benefit, we reserve the right to increase the charge for the MGWB to a maximum annual charge of 1.00% of contract value. Please see "Minimum Guarantee Withdrawal Benefit Step-Up Benefit."


Trust or Fund Expenses

The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

      --------------------------------------------------------------------------

      Total Annual Trust or Fund Operating Expenses(9)      Minimum      Maximum
      --------------------------------------------------------------------------
      (expenses that are deducted from Trust or Fund
      assets, including management fees, distribution
      and/or service (12b-1) fees(10), and other expenses):   0.53%        1.91%

      --------------------------------------------------------------------------


      (9) The minimum and maximum total operating expenses charged by a Trust or Fund including applicable expense reimbursement or fee waiver arrangements would be 0.53% to 1.91%. The expense reimbursement or fee arrangement reflected is expected to continue through May 1, 2005.

      (10) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.


The following table shows the annual operating expenses separately for each Trust or Fund.

Fund Expense Table1


The column labeled "Total Fund Annual Expenses Without Waivers or Reductions" shows the total annual operating expenses charged by a Trust or Fund, absent expense reimbursement or fee waiver arrangements. The column labeled "Net Fund Annual Expenses After Waivers or Reductions" shows such total annual operating expenses after applicable expense reimbursement or fee waiver arrangements where the Trust or Fund has committed to continue such reimbursement or waiver through May 1, 2005. Expenses shown are actual expenses for the year ended 12/31/03 unless otherwise noted.

Legends - 133977                        2



                                                                                               Total Fund                    Net
                                                                    Distribution                 Annual                     Annnual
                                                                       and/or                   Expenses       Total       Expenses
                                                       Investment     Service                    Without      Waivers        After
                                                        Advisory      (12b-1)       Other      Waivers or        or       Waivers or
Fund Name                                                 Fees          Fee       Expenses     Reductions    Reductions   Reductions
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund (Series II)
   (7)(24)                                               0.77%        0.25%          0.45%        1.47%        0.02%         1.45%
AIM V.I. Leisure Fund (Series I) (19)(20)(21)            0.75%        0.00%          1.09%        1.84%        0.54%         1.30%
AIM V.I. Utilities Fund (Series I) (190)(20)(22)         0.60%        0.00%          0.55%        1.15%        0.00%         1.15%
Colonial Small Cap Value Fund                            0.80%        0.25%          0.41%        1.46%        0.00%         1.46%
Fidelity(R) VIP Equity-Income Portfolio (Service
   Class 2)                                              0.48%        0.25%          0.09%        0.82%        0.00%         0.82%
Fidelity(R) VIP Growth Portfolio (Service Class 2)       0.58%        0.25%          0.09%        0.92%        0.00%         0.92%
ING AIM Mid Cap Growth Portfolio (Class A) (2)(3)(6)     0.68%        0.50%          0.01%        1.19%        0.00%         1.19%
ING Alliance Mid-Cap Growth Portfolio ( Class A)
   (2)(3)(6)                                             0.78%        0.50%          0.01%        1.29%        0.00%         1.29%
ING American Funds Growth Portfolio  (8)(9)(10)(11)      0.37%        0.75%          0.05%        1.17%        0.00%         1.17%
ING American Funds Growth-Income Portfolio
   (8)(9)(10)(11)                                        0.33%        0.75%          0.04%        1.12%        0.00%         1.12%
ING American Funds International Portfolio
   (8)(9)(10)(11)                                        0.57%        0.75%          0.09%        1.41%        0.00%         1.41%
ING Capital Guardian Large Cap Value Portfolio
   (Class A) (2)(3)(6)                                   0.74%        0.50%          0.01%        1.25%        0.00%         1.25%
ING Capital Guardian Managed Global Portfolio
   (Class A) (2)(3)(6)(25)                               1.00%        0.50%          0.01%        1.51%        0.04%         1.47%
ING Capital Guardian Small Cap Portfolio
   (Class A) (2)(3)(6)                                   0.68%        0.50%          0.01%        1.19%        0.00%         1.19%
ING Developing World Portfolio (Class A) (2)(3)          1.25%        0.50%          002%         1.77%        0.00%         1.77%
ING Eagle Asset Capital Appreciation  Portfolio
   (Class A) (2)(3)                                      0.68%        0.50%          0.01%        1.19%        0.00%         1.19%
ING Evergreen Health Sciences Portfolio (Class A)
   (2)(3)(4)                                             0.75%        0.50%          0.01%        1.26%        0.00%         1.26%
ING Evergreen Omega Portfolio (Class A) (2)(3)(4)        0.60%        0.50%          0.01%        1.11%        0.00%         1.11%
ING FMRSM Diversified Mid-Cap Portfolio
   (Class A) (2)(3)                                      0.75%        0.50%          0.00%        1.25%        0.00%         1.25%
ING Goldman Sachs TollkeeperSM Portfolio* (Class A)
   (2)(3)(25)                                            1.35%        0.50%          0.01%        1.86%        0.21%         1.65%
ING Hard Assets Portfolio (Class A) (2)(3)               0.68%        0.50%          0.01%        1.19%        0.00%         1.19%
ING International Portfolio (Class A) (2)(3)             1.00%        0.50%          0.01%        1.51%        0.00%         1.51%
ING Janus Special Equity Portfolio (Class A)
   (2)(3)(6)                                             0.81%        0.50%          0.01%        1.32%        0.00%         1.32%
ING Jennison Equity Opportunities Portfolio
   (Class A) (2)(3)(6)                                   0.68%        0.50%          0.01%        1.19%        0.00%         1.19%
ING JPMorgan Fleming International Portfolio
   (Service Class) (17)                                  0.80%        0.25%          0.20%        1.25%        0.00%         1.25%
ING JPMorgan Small Cap Equity Portfolio
   (ClassA) (2)(3)(6)                                    0.90%        0.50%          0.00%        1.40%        0.00%         1.40%
ING Julius Baer Foreign Portfolio (Class A) (2)(3)       1.00%        0.50%          0.00%        1.50%        0.00%         1.50%
ING Legg Mason Value Portfolio (Class A) (2)(3)(6)       0.81%        0.50%          0.00%        1.31%        0.00%         1.31%
ING Liquid Assets Portfolio (Class A) (2)(3)             0.27%        0.50%          0.01%        0.78%        0.00%         0.78%
ING Marsico Growth Portfolio (Class A) (2)(3)(6)         0.79%        0.50%          0.00%        1.29%        0.00%         1.29%
ING Mercury Focus Value Portfolio (Class A) (2)(3)       0.80%        0.50%          0.00%        1.30%        0.00%         1.30%
ING Mercury LargeCap Growth Portfolio
   (Class A) (2)(3)                                      0.80%        0.50%          0.00%        1.30%        0.00%         1.30%
ING MFS Mid-Cap Growth Portfolio (Class A)
   (2)(3)(5)(6)                                          0.64%        0.50%          0.01%        1.15%        0.00%         1.15%
ING Oppenheimer Main Street Portfolio (Class A)
   (2)(3)(5)(6)                                          0.64%        0.50%          0.01%        1.15%        0.00%         1.15%
ING MFS Total Return Portfolio (Class A)
   (2)(3)(5)(6)                                          0.64%        0.50%          0.01%        1.15%        0.00%         1.15%
ING PIMCO Core Bond Portfolio (Class A) (2)(3)           0.61%        0.50%          0.01%        1.12%        0.00%         1.12%
ING PIMCO High Yield Portfolio (Class S) (2)(3)(4)       0.49%        0.50%          0.01%        1.00%        0.00%         1.00%
ING Salomon Brothers Aggressive Growth Portfolio
   (Service Class) (17)                                  0.70%        0.50%          0.13%        1.08%        0.00%         1.08%
ING Salomon Brothers All Cap Portfolio
   (Class A) (2)(3)(6)                                   0.75%        0.50%          0.00%        1.25%        0.00%         1.25%
ING Salomon Brothers Investors Portfolio
   (Class A) (2)(3)                                      0.75%        0.50%          0.01%        1.25%        0.00%         1.25%
ING T. Rowe Price Capital Appreciation Portfolio
   (Class A) (2)(3)(6)                                   0.68%        0.50%          0.01%        1.19%        0.00%         1.19%
ING T. Rowe Price Equity Income Portfolio
   (Class A) (2)(3)(6)                                   0.68%        0.50%          0.01%        1.19%        0.00%         1.19%
ING UBS U.S. Balanced Portfolio (Class A) (2)(3)         0.75%        0.50%          0.01%        1.26%        0.00%         1.26%
ING Van Kampen Comstock Portfolio
   (Service Class) (17)(18)                              0.60%        0.50%          0.35%        1.20%        0.07%         1.13%
ING Van Kampen Equity Growth Portfolio
   (Class A) (2)(3)                                      0.65%        0.50%          0.02%        1.17%        0.00%         1.17%
ING Van Kampen Global Franchise Portfolio
   (Class A) (2)(3)                                      1.00%        0.50%          0.00%        1.50%        0.00%         1.50%
ING Van Kampen Growth and Income Portfolio
   (Class A) (2)(3)(6)                                   0.68%        0.50%          0.01%        1.19%        0.00%         1.19%



Legends - 133977                        3



                                                                                               Total Fund                    Net
                                                                    Distribution                 Annual                     Annnual
                                                                       and/or                   Expenses       Total       Expenses
                                                       Investment     Service                    Without      Waivers        After
                                                        Advisory      (12b-1)       Other      Waivers or        or       Waivers or
Fund Name                                                 Fees          Fee       Expenses     Reductions    Reductions   Reductions
------------------------------------------------------------------------------------------------------------------------------------
ING Van Kampen Real Estate Portfolio (Class A)
   (2)(3)                                                0.68%        0.50%          0.00%        1.18%        0.00%         1.18%
ING VP Intermediate Bond Portfolio (Class S) (12)        0.40%        0.25%          0.10%        0.75%        0.00%         0.75%
ING VP Financial Services Portfolio (Class S)
   (13)(14)                                              0.75%        0.25%          0.15%        1.15%        0.00%         1.15%
ING VP Index Plus LargeCap Portfolio (Class S) (12)      0.35%        0.25%          0.08%        0.68%        0.00%         0.68%
ING VP MagnaCap Portfolio (Class S) (13)(14)(16)         0.75%        0.25%          0.40%        1.40%        0.00%         1.40%
ING VP MidCap Opportunities Portfolio (Class S)
   (13)(14)(15)                                          0.75%        0.25%          0.45%        1.45%        0.35%         1.10%
ING VP SmallCap Opportunities Portfolio
   (Class S) (13)(14)(15)                                0.75%        0.25%          0.32%        1.32%        0.00%         1.32%
ING VP Worldwide Growth Portfolio (23)(26)               1.00%        0.25%          0.50%        1.75%        0.60%         1.15%
Jennison Portfolio (Class II)                            0.60%        0.25%          0.19%        1.04%        0.00%         1.04%
Pioneer Fund VCT Portfolio (Class II)                    0.65%        0.25%          0.10%        1.00%        0.00%         1.00%
Pioneer Mid Cap Value VCT Portfolio (Class II)           0.65%        0.25%          0.10%        1.00%        0.00%         1.00%
ProFund VP Bull                                          0.75%        0.25%          0.87%        1.87%        0.00%         1.87%
ProFund VP Europe 30                                     0.75%        0.25%          0.91%        1.91%        0.00%         1.91%
ProFund VP Rising Rates Opportunity                      0.75%        0.25%          0.91%        1.91%        0.00%         1.91%
ProFund VP Small-Cap                                     0.75%        0.25%          0.73%        1.73%        0.00%         1.73%
SP William Blair International Growth Portfolio
   (Class II)                                            0.85%        0.25%          0.44%        1.54%        0.00%         1.54%



Footnotes to the "Fund Expense Table"

(1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

(2) The table above shows the estimated operating expenses for Class A Shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any. "Other Expenses" shown in the table above includes a Shareholder Service Fee of 0.25%.

(3) Through a "bundled fee" arrangement, Directed Services, Inc. (DSI), the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would bear any extraordinary expenses.

(4)   Because the Portfolio is new, expenses, shown above, are estimated.

(5) DSI has voluntarily agreed to waive a portion of its management fee for certain Portfolios. Including these waivers, the "Net Fund Annual Expenses After Waivers or Reductions " for the year ended December 31, 2003, would have been 1.04% for ING MFS Mid Cap Growth and ING Oppenheimer Main Street Portfolios and 1.05% for ING MFS Total Return Portfolio. This arrangement may be discontinued by DSI at any time.

(6) A portion of the brokerage commissions that the Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS voluntary management fee waiver the "Net Fund Annual Expenses After Waivers or Reductions" for the year ended December 31, 2003 would have been 1.01% for ING AIM Mid Cap Growth, 1.14% for ING Alliance Mid Cap Growth, 1.14% for ING Capital Guardian Large Cap Value, 1.40% for ING Capital Guardian Managed Global, 1.08% for ING Capital Guardian Small Cap, 1.19% for ING Janus Special Equity, 1.04% for ING Jennison Equity Opportunities, 1.29% for ING JPMorgan Small Cap Equity, 1.20% for ING
      Legg Mason Value, 1.17% for ING Marsico Growth, 1.01% for ING MFS Mid Cap Growth, 0.99% for ING Oppenheimer Main Street, 1.04% for ING MFS Total Return, 1.13% for ING Salomon Brothers All Cap, 1.08% for ING T. Rowe Price Capital Appreciation and ING T. Rowe Price Equity Income and 1.05% for ING Van Kampen Growth and Income Portfolios. This arrangement may be discontinued at any time.

(7) The Fund's advisor and/or distributor have contractually agreed to waive advisory fees or reimburse expenses of Series II shares to the extent necessary to limit "Total Fund Annual Expenses Without Waivers or Reductions" (excluding certain items discussed below) to 1.45% for AIM V.I. Dent Demographic Trends Fund. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.45% cap for AIM V.I. Dent Demographic Trends Fund: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's

Legends - 133977                        4

     Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. These expense limitation agreements are in effect through December 31, 2005 for AIM V.I. Dent Demographic Trends Fund.

(8) This table reflects the aggregate annual operating expenses of each Portfolio and its corresponding Master Fund.

(9) Pursuant to its investment management agreement with the Trust, ING Investments, LLC may charge an annual advisory fee at asset levels that are the same as the current asset levels of the Master Funds equal to 0.37% for ING American Funds Growth Portfolio, 0.33% for ING American Funds Growth-Income Portfolio and 0.57% for ING American Funds International Portfolio of the average daily net assets if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Investments, LLC does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

(10) Shares of each ING American Funds Portfolio are subject to a Rule 12b-1 fee at an annual rate of 0.50% of average daily net assets payable to Directed Services, Inc. (DSI). In addition, Class 2 Shares of each of the ING American Funds Growth Portfolio, the ING American Funds Growth-Income Portfolio and the ING American Funds International Portfolio pay 0.25% of average net assets annually pursuant to a Plan of Distribution or 12b-1 plan. Shareholders of the Class 2 Shares of the Master Funds pay only their proportionate share of 12b-1 plan expenses.

(11) "Other Expenses" are estimated because the Portfolios did not have a full year of operations as of December 31, 2003.

(12) The table above shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses, annualized, for the Portfolio's most recently completed fiscal year and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio.

(13) The above table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. With the exception of the ING VP Financial Services Portfolio, these estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio. For the ING VP Financial Services Portfolio, which had not commenced operations prior to December 31, 2003, the Portfolio's fiscal year end, expenses are based on estimated amounts for the current year.

(14) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets which is included in "Other Expenses" in the above table. For the ING VP Financial Services Portfolio, which had not commenced operations prior to December 31, 2003, the Portfolio's fiscal year end, "Other Expenses" are based on estimated amounts for the current fiscal year. For all other Portfolios estimated "Other Expenses" are based on each Portfolio's actual "Other Expenses" for its most recently completed fiscal year.

(15) ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the adviser is shown under "Total Waivers or Reductions" in the above table. The expense limits will continue through at least December 31, 2005. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(16) "Other Expenses", "Total Fund Annual Expenses Without Waivers or Reductionsand Net Fund Annual Expenses After Waivers or Reductions" in the above table exclude a one-time merger fee of 0.06% incurred in connection with the merger of another investment company into ING VP MagnaCap Portfolio.

(17) "Other Expenses" shown in the above table include a Shareholder Services fee of 0.25%.

(18) The Administrator of the Fund has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for the Van Kampen Comstock Portfolio so that the "Net Fund Annual Expenses After Waivers or Reductions" for the Portfolio shall not exceed 1.13%, through April 30, 2005. Without this waiver, the "Net Fund Annual Expenses After Waivers or Reductions" would be 1.20% for Van Kampen Comstock.

(19) The Fund has adopted a new form of administrative services and transfer agency agreements which will be effective May 1, 2004. As a result, "Other Expenses" have been restated to reflect the changes in fees under the new agreements.

(20) The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.

Legends - 133977                        5

(21) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit "Total Fund Annual Expenses Without Waivers or Reductions" (excluding certain items discussed below) to 1.30%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the "Total Fund Annual Expenses Without Waivers or Reductions" to exceed the 1.30% cap:
      (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through December 31, 2005.

(22) As a result of a reorganization of another fund into the Fund, which occurred on April 30, 2004, the "Total Fund Annual Expenses Without Waivers or Reduction" have been restated to reflect current expenses.

(23) The above table shows the estimated operating expenses of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio. ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets which is included in Other Expenses in the above table. Estimated Other Expenses are based on each Portfolio's actual Other Expenses for its most recently completed fiscal year.

(24) Effective, July 1, 2004, the Board of Trustees of AIM Variable Insurance Funds approved an amendment to the master investment advisory agreement. Under the amended master investment advisory agreement, the management fee for the fund has been reduced from 0.85% to 0.77%. Expenses have been restated to reflect this agreement.


(25) On September 2, 2004, the Board of ING Investors Trust approved an expense cap for these Portfolios to be effective January 1, 2005. This expense cap is expected to remain in effect until at least December 31, 2005. The table above shows the estimated expenses for these Portfolios based on each Portfolio's actual operating expenses, annualized, for the Portfolio's most recently completed fiscal year and fee waivers or reductions that would have applied under the expense cap.

(26) On September 2, 2004, the Board of ING Variable Insurance Trust approved a reduction in the expense cap for this Portfolio to be effective January 1, 2005. This expense cap reduction is expected to remain in effect until at least December 31, 2005. The table above shows the estimated expenses for this Portfolio based on the Portfolio's actual operating expenses, annualized, for the Portfolio's most recently completed fiscal year and fee waivers or reductions that would have applied under the reduced expense cap.


Example:

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annul expenses, and Trust or Fund fees and expenses.


The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. Specifically, the Example assumes election of the Max 7 Enhanced Death Benefit and election of the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. The Example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.01% of assets. The Example also assumes you elected the Minimum Guaranteed Income Benefit Rider with an assumed charge of 1.14% annually, where the rider base is equal to the initial premium and increases by 7% annually, and the rider charge is assessed each quarter on a base equal to the hypothetical $10,000 premium increasing at 7% per year. The assumed annual rider charge of 1.14% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 1.14% represents an annual charge over the 10-year period which is equivalent to a charge of 0.1875% of rider base per quarter over the same period. Note that surrender charges may apply if you choose to annuitize your Contract within the first 4 contract years.


Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


      --------------------------------------------------------------------------
      1) If you surrender your contract at the end of the applicable time period:

                   1 year           3 years          5 years          10 years
                   $1,154           $2,054           $2,741           $5,407

      2)    If you annuitize at the end of the applicable time period:

                   1 year           3 years          5 years          10 years
                   $1,154           $2,054           $2,741           $5,407

      3)    If you do not surrender your contract:

                   1 year           3 years          5 years          10 years
                   $554             $1,654           $2,741           $5,407
      --------------------------------------------------------------------------

Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

Legends - 133977                        7

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

Accumulation Unit

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of ING USA Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A -- Condensed Financial Information. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.

The Net Investment Factor

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

      1) We take the net asset value of the subaccount at the end of each business day.

      2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

      3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

      4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

Performance Information

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Legends - 133977                        8

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender. You should be aware that there is no guarantee that the Liquid Assets Subaccount will have a positive or level return.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

Financial Statements

The statement of assets and liabilities of Separate Account B as of December 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended are included in the Statement of Additional Information. The consolidated financial statements and schedules of ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003 are included in the Statement of Additional Information.

--------------------------------------------------------------------------------
ING USA ANNUITY AND LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. ING USA's consolidated financial statements appear in the Statement of Additional Information.

Lion Connecticut is the holding company for Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the ING Investors Trust.

Legends - 133977                        9

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

--------------------------------------------------------------------------------
ING USA SEPARATE ACCOUNT B
--------------------------------------------------------------------------------

ING USA Separate Account B (formerly Golden American Separate Account B) ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

Note: We currently offer other variable annuity contracts that invest in Separate Account B, but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

--------------------------------------------------------------------------------
THE TRUSTS AND FUNDS
--------------------------------------------------------------------------------

You will find information about the Trusts and Funds currently available under your Contract in Appendix B -- The Investment Portfolios. A prospectus containing more complete information on each Trust or Fund may be obtained by calling our Customer Service Center at 800-366-0066. You should read the prospectus carefully before investing.


Certain funds are designated as "Master-Feeder" Funds. Funds offered in a Master-Feeder structure (such as the American Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. See "Trust and Fund Expenses".


If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

Restricted Funds

We may, with 30 days notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios. We may establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

Legends - 133977                        10

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations: no more than $999,999,999, and no more than 30 percent of contract value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Funds. However, if the contract value in the Restricted Funds exceed the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see "Withdrawals" and "Transfers Among Your Investments" in this prospectus for more information on the effect of Restricted Funds.

--------------------------------------------------------------------------------
COVERED FUNDS, SPECIAL FUNDS AND EXCLUDED FUNDS
--------------------------------------------------------------------------------

For purposes of determining death benefits and benefits under the optional benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

      1)    Covered Funds;

      2)    Special Funds; and

      3)    Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.


Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option. Please see Appendix F for examples.


--------------------------------------------------------------------------------
CHARGES AND FEES
--------------------------------------------------------------------------------

We deduct the contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing

Legends - 133977                        11
and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. If there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

Charge Deduction Subaccount

You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Assets subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

Charges Deducted from the Contract Value

We deduct the following charges from your contract value:

Surrender Charge. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 4-year period from the date we receive and accept a premium payment. We base the surrender charge on a percentage of each premium payment withdrawn. The surrender charge is based on the amount requested for withdrawal. The surrender charge is deducted from the contract value remaining after you have received the amount requested for withdrawal. This charge is intended to cover sales expenses that we have incurred. We may reduce or waive the surrender charge in certain situations. We will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

      Complete Years Elapsed        0       1       2       3       4+
          Since Premium Payment
      Surrender Charge              6%      5%      4%      3%      0%

      Waiver of Surrender Charge for Extended Medical Care. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60-day period and we receive your request for the surrender or withdrawal, together with all required documentation at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualified medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states.

      Free Withdrawal Amount. The Free Withdrawal Amount is the greater of (i) any earnings less previous withdrawals, and (ii) 10% of premium payments paid within 4 years prior to the date of withdrawal and not previously withdrawn, less any previous withdrawals taken in the same contract year.

      Surrender Charge for Excess Withdrawals. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Internal Revenue Code (the "Code"). We consider a withdrawal to be an excess withdrawal when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. When you are receiving systematic withdrawals, any combination of regular withdrawals taken and any

Legends - 133977                        12
systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. Any withdrawal from a Fixed Interest Allocation more than 30 days before its maturity date will trigger a Market Value Adjustment. See Appendix C and the Fixed Account II prospectus for more information.

For the purpose of calculating the surrender charge for an excess withdrawal:
(i) we treat premiums as being withdrawn on a first-in, first-out basis; and
(ii) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix E. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

      Premium Taxes. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value or from the MGIB Base, if exercised, on the annuity start date. However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

      Administrative Charge. We deduct an annual administrative charge on each contract anniversary. If you surrender your Contract prior to a contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you. The charge is $30 per Contract. We waive this charge if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other under conditions established by ING USA. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

      Transfer Charge. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

Legends - 133977                        13

Charges Deducted from the Subaccounts

      Mortality and Expense Risk Charge. The amount of the mortality and expense risk charge depends on the death benefit you have elected. We deduct the charge each business day based on the assets you have in each subaccount. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of Contracts.

      --------------------------------------------------------------------------------------------------------
                                                 Quarterly Ratchet                        Max 7
                  Standard                            Enhanced                          Enhanced
                Death Benefit                      Death Benefit                      Death Benefit
      --------------------------------------------------------------------------------------------------------
                          Annual Charge                     Annual Charge                     Annual Charge
                          Expressed as                      Expressed as                       Expressed as
           Annual          Daily Rate         Annual         Daily Rate         Annual          Daily Rate
           Charge                             Charge                            Charge

           1.50%            0.004141%          1.75%          0.004837%          2.05%          0.005675%

      --------------------------------------------------------------------------------------------------------


      Asset-Based Administrative Charge. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge from your assets in each subaccount on each business day at the rate of 0.000411% for each day since the previous business day.


      Earnings Multiplier Benefit Charge. Subject to state availability, you may purchase the earnings multiplier benefit rider for both qualified and non-qualified Contracts either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.075% (0.30% annually). For a description of the rider, see "Earnings Multiplier Benefit Rider."

Optional Rider Charges. Subject to state availability, you may purchase one of two optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see "The Annuity Contract -- Optional Riders."

      Minimum Guaranteed Income Benefit (MGIB). The charge for the MGIB rider is as follows:

      --------------------------------------------------------------------------------------
      MGIB Rate        As an Annual Charge                  As a Quarterly Charge
      --------------------------------------------------------------------------------------
      7%               0.75% of the MGIB Charge Base        0.1875% of the MGIB Charge Base
      --------------------------------------------------------------------------------------

The MGIB Charge Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, when you pay the premiums, less a pro-rata deduction for any withdrawal made while the MGIB rider is in effect and accumulated at the MGIB Rate. The MGIB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of

Legends - 133977                        14
eligible premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers between Covered, Special and Excluded Funds may reduce the applicable MGIB Charge Base by more than the amount withdrawn or transferred. Please see "Optional Riders-Minimum Guaranteed Income Benefit" for a description of the MGIB Charge Base.

      Minimum Guaranteed Withdrawal Benefit (MGWB). The annual charge for the MGWB rider is 0.35% (0.0875% quarterly) of the contract value. The charge is deducted from the contract value in the subaccounts on each quarterly contract anniversary date, in arrears. We will deduct charges during the period starting on the rider date and up to your Contract's Automatic Periodic Benefit Status. Automatic Periodic Benefit Status will occur if your contract value is reduced to zero and other conditions are met. Please see "Minimum Guaranteed Withdrawal Benefit - Automatic Periodic Benefit Status" later in this prospectus. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate immediately prior to the surrender or annuitization.



Trust and Fund Expenses

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio.

In addition to the fees and charges shown in the Fee Table, the Company may, from time to time, receive other compensation from the funds or the funds' affiliates. For example, investment advisers to the funds may make cash payments or provide expense reimbursements to the Company as an incentive for the Company to include the funds among the investment options available under your Contract and to provide certain services to contract owners that relate to the investment options.

In particular, we may receive compensation from the investment advisers, administrators or distributors of the portfolios in connection with administrative, distribution, or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others. During 2003, the Company received compensation from certain funds and funds' affiliates.


Certain funds are designated as "Master-Feeder" Funds. Funds offered in a Master-Feeder structure (such as the American Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. The Fund Expense Table included in "Fees and Expenses" reflects the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the Fund Expense Table. See "Fees and Expenses -- Trust and Fund Expenses."


--------------------------------------------------------------------------------
THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix C and the Fixed Account II prospectus for more information on the Fixed Interest Allocation and Fixed Account.

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

Contract Date and Contract Year

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

Contract Owner

You are the contract owner. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, we will treat this as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the trust has been designated, the availability of Enhanced Death Benefits will be based on the age of the annuitant at the time you purchase the Contract.



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

      Joint Owner. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The earnings multiplier benefit rider is not available when there are joint owners.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected an Enhanced Death Benefit, and you add a joint owner after issue, the Enhanced Death Benefit from the date of change will end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if you add a joint owner after issue. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit or the earnings multiplier benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

Annuity Start Date

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

Annuitant

The annuitant is the person designated by you to be the measuring life in determining annuity payments. You are the annuitant unless you name another annuitant in the application. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the Contract is in effect.

If the contract owner is an individual, and the annuitant dies before the annuity start date and you have named a contingent annuitant, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if you are not an individual.

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

Beneficiary

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries, unless you indicate otherwise in writing.

      Change of Contract Owner or Beneficiary. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the Contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner's age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.

If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For the Enhanced Death Benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to 85, the Enhanced Death Benefit will end, and the death benefit will become the Standard Death Benefit. For all death benefit options, 1) if the new owner's attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum Base and Benefit Base percentages in effect on the original rider date to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary's right to elect an annuity option or receive a lump sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

Purchase and Availability of the Contract

We will issue a Contract only if both the annuitant and the contract owner are age 75 or younger. The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of $500 or more ($50 for qualified Contracts) at any time after the free look period, before the contract anniversary following your 86th birthday and during the accumulation phase. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change

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

the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval. The Contract may not be available to all ages through all broker dealers.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract: (i) if you are looking for a short-term investment; (ii) if you cannot risk getting back less money than you put in; or (iii) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus. If you are considering an Enhanced Death Benefit Option and/or the earnings multiplier benefit rider and your Contract will be an IRA, see "Taxation of Qualified Contracts -- Individual Retirement Annuities" and "Tax Consequences of Enhanced Death Benefit" in this prospectus.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

Crediting of Premium Payments

We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts and/or Fixed Interest Allocation of Separate Account B specified by you within 2 business days.

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account B at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number

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

of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

      1) If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

      2) If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Assets subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $500, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

Administrative Procedures

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements.

Contract Value

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (i) the contract value in the Fixed Interest Allocations, and (ii) the contract value in each subaccount in which you are invested.

      Contract Value in Fixed Interest Allocations. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

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
      Contract Value in the Subaccounts. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Assets subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

      1) We take the contract value in the subaccount at the end of the preceding business day.

      2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

      3)    We add (1) and (2).

      4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

      5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See Appendix C and the ING USA Fixed Account II prospectus for a description of the calculation of cash surrender value under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

      Surrendering to Receive the Cash Surrender Value. You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

Addition, Deletion or Substitution of Subaccounts and Other Charges
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

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

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces. We will provide you with written notice before we make these changes.

We reserve the right to: (i) deregister Separate Account B under the 1940 Act;
(ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will provide you with written notice before we make any of these changes.

The Fixed Account

The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See Appendix C and the Fixed Account II prospectus for more information.

Optional Riders

Subject to state availability, you may elect one of the two optional benefit riders discussed below. You may add only one of these two riders to your Contract. Each rider has a separate charge. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees -- Optional Rider Charges" for information on rider charges.



The optional riders may not be available for all investors. You should analyze each rider thoroughly and understand it completely before you select one. The optional riders do not guarantee any return of principal or premium payments and do not guarantee performance of any specific investment portfolio under the Contract. You should consult a qualified financial adviser in evaluating the riders.

The optional riders may not be approved in all states. Check with our Customer Service Center for availability in your state. The telephone number is (800) 366-0066.

      Rider Date. The rider date is the date an optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

      No Cancellation. Once you purchase a rider, you may not cancel it unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

      Termination. The optional riders are "living benefits," which means the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate if you:

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

      o annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

      o die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The optional riders will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with each rider.

      Minimum Guaranteed Income Benefit Rider (MGIB). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB.

The following investment options are designated as Special Funds for purposes of calculating the MGIB: the ING Liquid Assets Portfolio, the ING VP Intermediate Bond Portfolio, the ING PIMCO Core Bond Portfolio; the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division and the TSA Special Fixed Account. The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate.

For a discussion of the charges we deduct under the MGIB rider, see "Charges and Fees -- Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

      1) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) on the MGIB Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

      2) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) on the MGIB Date applied to the then-current income factors in effect for the annuity option you selected; or

      3) the MGIB annuity income based on your MGIB Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Base for any premium tax recovery and Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) that would otherwise apply at annuitization.

The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Base.

The MGIB Benefit Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value), and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date.

Legends - 133977                        23

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Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.

      Determining the MGIB Charge Base: The MGIB Charge Base is the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

      (i) The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

            (a)   is the MGIB Rollup Base for Covered Funds;

            (b)   is the MGIB Rollup Base for Special Funds;

            (c)   is the MGIB Rollup Base for Excluded Funds; and

      (ii)  The MGIB Ratchet Base is equal to the sum of (a) and (b) where:

            (a)   is the MGIB Ratchet Base for Covered and Special Funds; and

            (b)   is the MGIB Ratchet Base for Excluded Funds.

      Determining the MGIB Annuity Income. On the MGIB Date, we calculate your MGIB annuity income as follows:

      1) We first determine your MGIB Benefit Base: The MGIB Benefit Base is equal to the greater of the MGIB Rollup Benefit Base and the MGIB Ratchet Benefit Base.

            (i) The MGIB Rollup Benefit Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

                  (a)   is the MGIB Rollup Base for Covered Funds;

                  (b)   is the MGIB Rollup Base for Special Funds;

                  (c)   is the contract value allocated to Excluded Funds; and

            (ii)  The MGIB Ratchet Benefit Base is equal to the sum of (a) and
                  (b) where:

                  (a)   is the MGIB Ratchet Base for Covered and Special Funds;
                        and

                  (b)   is the contract value allocated to Excluded Funds.

            The Maximum MGIB Base is 300% of eligible premiums adjusted pro-rata for withdrawals. The Maximum MGIB Base is not allocated by Fund category.

            a)    Calculation of MGIB Rollup Benefit Base

                  The MGIB Rollup Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rollup Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter.

                  The MGIB Rollup Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. There is no accumulation of MGIB Rollup Base allocated to Special Funds.

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

                  The MGIB Rollup Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter. The MGIB Rollup Base allocated to Excluded Funds is used only for transfer adjustments and rider charges. It is not used to determine benefits.

                  Eligible premiums are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid after that are excluded from the MGIB Rollup Base.

                  The MGIB Rollup Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rollup Rate is an annual effective rate.

                  Withdrawals reduce the MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB Rollup Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Rollup Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Rollup Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

                  Net transfers from Covered Funds will reduce the MGIB Rollup Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Covered Funds.

                  Net transfers from Special Funds will reduce the MGIB Rollup Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Special Funds.

                  Net transfers from Excluded Funds will reduce the MGIB Rollup Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Rollup Base allocated to Excluded Funds.

            b)    Calculation of MGIB Ratchet Benefit Base

                  The MGIB Ratchet Base for Covered Funds and Special Funds equals:

                  o on the rider date, eligible premiums or the contract value, if applicable, allocated to Covered Funds and Special Funds;

                  o on each "quarterly anniversary date" prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of :

                        1) the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

                        2) the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

                  o at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

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            The MGIB Ratchet Base for Excluded Funds is calculated the same as for Covered Funds and Special Funds, but for premiums, allocations, withdrawals or transfers attributable to Excluded Funds.

            Effect of Transfers on MGIB Ratchet Base:

            Net transfers from Covered or Special Funds to Excluded Funds will reduce the MGIB Ratchet Base allocated to Covered and Special Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Excluded Funds will equal the reduction in the MGIB Ratchet Base allocated to Covered and Special Funds.

            Net transfers from Excluded Funds to Covered or Special Funds will reduce the MGIB Ratchet Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Covered and Special Funds will equal the lesser of the net contract value transferred and the change in the MGIB Ratchet Base allocated to Excluded Funds.

            A "quarterly anniversary date" is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

      2) Then we determine the MGIB annuity income by multiplying your MGIB Benefit Base (adjusted for any Market Value Adjustment, surrender charge and premium taxes) by the income factor, and then divide by $1,000.

MGIB Income Options

The following are the MGIB Income Options available under the MGIB Rider:

      a) Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain;

      b)    Income for a 20-30 year period certain;

      c) Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Benefit Date.

You may elect to have payments under MGIB Income Options (a) and (b) increase annually at 1%, 2% or 3%.

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The Contract Value will be reduced on a pro-rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values.

Please note that if you elect partial annuitization, income payments received will be taxed as withdrawals. Please consult your tax adviser before making this election, as the taxation of partial annuitization is uncertain.

     Purchase. To purchase the MGIB rider, you must be age 75 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its

Legends - 133977                        26
discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten-year waiting period before you can annuitize under the MGIB rider. This could reduce the MGIB.

      The MGIB Date. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

      No Change of Annuitant. Once you purchase the MGIB rider, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

      Notification. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

The MGIB rider does not restrict or limit your right to annuitize the Contract at any time permitted under the Contract. The MGIB rider does not restrict your right to annuitize the Contract using contract values that may be higher than the MGIB annuity benefit.

The benefits associated with the MGIB rider are available only if you annuitize your Contract under the rider and in accordance with the provisions set forth above. Annuitizing using the MGIB may result in a more favorable stream of income payments, and different tax consequences, under your Contract. Because the MGIB rider is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that might be provided by the application of your Contract value to the Contract's applicable annuity factors. You should consider all of your options at the time you begin the income phase of your Contract.

      Minimum Guaranteed Withdrawal Benefit Rider (MGWB). The MGWB rider, marketed under the name, ING PrincipalGuard Withdrawal Benefit, is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account.

The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

      1) if you purchased the MGWB rider on the contract date: your premium payments received during the first two contract years;

      2) if you purchased the MGWB rider after the contract date: your contract value on the Rider Date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account is tracked separately for Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of (a) the MGWB Withdrawal Account allocated to Covered Funds, and (b) the lesser of (i) the MGWB Withdrawal Account allocated to Excluded Funds and (ii) the contract value in Excluded Funds. Thus, investing in the Excluded Funds may limit the MGWB Withdrawal Account. No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

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

The Maximum Annual Withdrawal Amount (or "MAW") is equal to 7% of the Eligible Payment Amount. Withdrawals from Covered Funds of up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals from Covered Funds greater than the MAW will cause a reduction in the MGWB Withdrawal Account allocated to Covered Funds by the proportion that the excess withdrawal bears to the remaining contract value in Covered Funds after the withdrawal of the MAW. All withdrawals from Excluded Funds will reduce the value of the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds.

Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the MAW at the time of the withdrawal. Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds and the net contract value transferred.

You should not make any withdrawals if you wish to retain the option to elect the Step-Up Benefit (see below).

The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

      Guaranteed Withdrawal Status. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

      1)    your contract value is greater than zero;

      2)    your MGWB Withdrawal Account is greater than zero;

      3)    you have not reached your latest allowable annuity start date;

      4)    you have not elected to annuitize your Contract; and

      5) you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

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

      Automatic Periodic Benefit Status. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

      1)    your MGWB Withdrawal Account is greater than zero;

      2)    you have not reached your latest allowable annuity start date;

      3)    you have not elected to annuitize your Contract; and

      4) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of (i) your Contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the MAW. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner's death.

On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

      Reset Option. Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider ("New Rider"). The MGWB Withdrawal Account under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider and any right to reset again will be based on the terms of the New Rider when it is issued. We reserve the right to limit the reset election to contract anniversaries only. If you elect the Reset Option, the Step-Up Benefit is not available.

      Step-Up Benefit. If the Rider Date is the same as the Contract Date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%. This option is available whether or not the contract value is greater than the MGWB Withdrawal Account. If you elect the Step-Up Benefit:


      1) we reserve the right to increase the charge for the MGWB Rider up to a maximum annual charge of 1.00% of contract value;


      2) you must wait at least five years from the Step-Up date to elect the Reset Option.

The Step-Up Benefit may be elected only one time under the MGWB Rider. We reserve the right to limit the election of the Step-Up Benefit to contract anniversaries only. Please note that if you have a third party investment advisor who charges a separate advisory fee, and you have chosen to use withdrawals from your contract to pay this fee, these will be treated as any other withdrawals, and the Step-Up Benefit will not be available.

      Death of Owner.

            Before Automatic Periodic Benefit Status. The MGWB rider terminates on the first owner's date of death (death of annuitant, if there is a non-natural owner), but the death benefit is payable.

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However, if the beneficiary is the owner's spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing Reset Option.

            During Automatic Periodic Benefit Status. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

      Purchase. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

For a discussion of the charges we deduct under the MGWB rider, see "Charges and Fees -- Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information.

Other Contracts

We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could affect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

--------------------------------------------------------------------------------
WITHDRAWALS
--------------------------------------------------------------------------------

Except under certain qualified Contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount is the greater of (i) any earnings less previous withdrawals, and (ii) 10% of premium payments paid within 4 years prior to the date of the withdrawal and not previously withdrawn, less any withdrawals taken in the same contract year.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro-rata from all variable subaccounts.


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

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Assets subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the optional benefit rider is in effect. See "Optional Riders."

We offer the following three withdrawal options:

Regular Withdrawals

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See Appendix C and the Fixed Account II prospectus for more information on the application of the Market Value Adjustment.

Systematic Withdrawals

You may choose to receive automatic systematic withdrawal payments (i) from the contract value in the subaccounts in which you are invested, or (ii) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested.

You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (i) a fixed dollar amount or (ii) an amount based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

      ----------------------------------------------------------
                                           Maximum Percentage
                                      Of Premiums Not Previously
      Frequency                                Withdrawn
      ----------------------------------------------------------

      Monthly                                     0.833%
      Quarterly                                   2.50%
      Annually                                   10.00%
      ----------------------------------------------------------

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your premium payments not previously withdrawn on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program.

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

If your systematic withdrawal is based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

      Fixed Dollar Systematic Withdrawal Feature. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your premium payments not previously withdrawn as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable maximum percentage.

IRA Withdrawals

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in

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systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. You may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the 28th day of each month.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

Consult your tax adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

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TRANSFERS AMONG YOUR INVESTMENTS
--------------------------------------------------------------------------------

Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds and other investment portfolios may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds or Excluded Funds, may also affect your optional rider base. See "The Annuity Contract -- Optional Riders."

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The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at our Customer Service Center. If we receive your transfer request after 4 p.m. eastern time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.


Limits Imposed by Underlying Funds. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

Limits on Frequent or Disruptive Transfers. The Contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners. This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies and make frequent transfers should not purchase the Contract.

We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

     1.   exceeds our then-current monitoring standard for frequent trading;

     2. is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

     3. if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract owners,

we will take the following actions to deter such activity. Upon the first violation, we will send a one time warning letter. A second violation will result in the suspension of trading privileges via facsimile, telephone, email and internet, and limit trading privileges to submission by regular U.S. mail for a period of six months. At the end of that period, trading privileges will be reinstated. If there is another violation after such rights are reinstated, we will suspend such privileges permanently. We will notify you in writing if we take any of these actions.

With regard to transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners, we will also take the following actions, without prior notice:
(1) not accepting transfer instructions from an agent acting on behalf of more than one contract owner; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract owner at a time.

Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, movement between such funds and the Liquid Assets Portfolio, and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify such standard, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we will take the same actions as are described above to limit frequent transfers.

The Company does not allow waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

We currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios be received at our Customer Service Center no later than 3 p.m. eastern time.

Dollar Cost Averaging

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in (i) the Liquid Assets subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Liquid Assets subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by
6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount. We will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Assets subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

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You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in "Appendix B -- The Investment Portfolios." Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

      o Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of contract value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s).

      o Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to the Restricted Funds.

      o Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

Automatic Rebalancing

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in Appendix B -- The Investment Portfolios. If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial

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

withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals made on a pro-rata basis will not cause the automatic rebalancing program to terminate.


--------------------------------------------------------------------------------
DEATH BENEFIT CHOICES
--------------------------------------------------------------------------------

Death Benefit During the Accumulation Phase

During the accumulation phase, a death benefit (and earnings multiplier benefit, if elected) is payable when either the contract owner, or the first of joint owners or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center ("claim date"). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above). A beneficiary's right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.

If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution.

Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. We will generally distribute death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death." Interest earned on this account may be less than interest paid on other settlement options.

Your death benefit and mortality and expense risk charge depend on the category of contract owners to which you belong and on the death benefit that you choose.



You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the Quarterly Ratchet Enhanced Death Benefit or (iii) the Max 7 Enhanced Death Benefit. The Quarterly Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Enhanced Death Benefits are available only at the time you purchase your Contract. The Enhanced Death Benefits are not available where a Contract is owned by joint owners. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit.

Once you choose a death benefit, you cannot change it. We may stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The MGWB rider may also affect the death benefit.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

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

      1)    the contract value; or

      2)    the cash surrender value.

The Standard Death Benefit equals the greater of:

      1)    the Base Death Benefit; and

      2) the Standard Minimum Guaranteed Death Benefit ("Standard MGDB") for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds.

The Standard MGDB allocated to Covered Funds equals premiums allocated to Covered Funds less pro-rata adjustments for any withdrawals and transfers.

The Standard MGDB allocated to Excluded Funds equals premiums allocated to Excluded Funds less pro-rata adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB on a pro-rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

      o Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.

      o Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the decrease in the Standard MGDB in Excluded Funds.

Enhanced Death Benefit Options. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing Contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The Quarterly Ratchet Enhanced Death Benefit equals the greater of:

      1)    the Standard Death Benefit; and

      2) the Quarterly Ratchet Minimum Guaranteed Death Benefit ("Quarterly Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

No funds are currently designated as Excluded Funds for purposes of the Quarterly Ratchet MGDB.

The Quarterly Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each quarterly anniversary (three months from the contract date and each three month anniversary of that date) that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Covered Funds will be set to the greater of:

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

      1) the current contract value in Covered Funds (after deductions occurring as of that date); or

      2) the Quarterly Ratchet MGDB in Covered Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Covered Funds is equal to the Quarterly Ratchet MGDB in the Covered Funds from the last quarterly anniversary, adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

The Quarterly Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each quarterly anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Excluded Funds will be set to the greater of:

      1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

      2) the Quarterly Ratchet MGDB in the Excluded Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Excluded Funds is equal to the Quarterly Ratchet MGDB in the Excluded Funds from the last quarterly anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Quarterly Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Special or Excluded Funds will reduce the Quarterly Ratchet MGDB in Covered Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the Quarterly Ratchet MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Quarterly Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Quarterly Ratchet MGDB in Excluded Funds.

The Max 7 Enhanced Death Benefit equals the greater of the Quarterly Ratchet Enhanced Death Benefit and the 7% Solution Death Benefit Element. Each element of the Max 7 Enhanced Death Benefit is determined independently of the other at all times.

The 7% Solution Death Benefit Element is the greater of:

      1)    the Standard Death Benefit; and

      2)    the lesser of:

            a) 3 times all premium payments, adjusted for withdrawals (the "cap"); or

            b) the sum of the 7% Solution Minimum Guaranteed Death Benefit ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For purposes of calculating the 7% Solution Death Benefit Element, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the ING VP Intermediate Bond Portfolio, the ING PIMCO Core Bond Portfolio, the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account.

No investment options are currently designated as Excluded Funds.

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The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered
Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

      Earnings Multiplier Benefit Rider. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issue ages 75 or under. You may add it at issue of the Contract or, if not yet available in your state, on the next contract anniversary following introduction of the rider in your state. The date on which the rider is added is referred to as the "rider effective date."

If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals ("Maximum Base"). Currently, if added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) the Maximum Base; and ii) the contract value on the claim date minus premiums adjusted for withdrawals. If added after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and ii) the contract value on the claim date minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro-rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see "Charges and Fees -- Earnings Multiplier Benefit Charge" for a description of the charge.

The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in "Federal Tax
Considerations," "Individual Retirement Annuities," "Taxation of Qualified Contracts," and "Tax Consequences of Enhanced Death Benefit," in this prospectus.

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Death Benefit During the Income Phase

If any contract owner or the annuitant dies after the annuity start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

Continuation After Death -- Spouse

If at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the Contract as his or her own, the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the Liquid Assets subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the Contract elects to continue the Contract as his or her own.

The death benefits under each of the available options will continue, based on the surviving spouse's age on the date that ownership changes.

At subsequent surrender, we will waive any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner. Any premiums paid later will be subject to any applicable surrender charge.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor.

The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: (i) based on the attained age of the spouse at the time of the ownership change using current values as of that date;
(ii) computed as if the rider were added to the Contract after issue and after the increase; and (iii) based on the Maximum

Base and percentages in effect on the original rider date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.

Continuation After Death -- Not a Spouse

If the beneficiary or surviving joint owner is not the spouse of the owner, the Contract may continue in force subject to the required distribution rules of the Code. See next section, "Required Distributions Upon Contract Owner's Death."

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor.

The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor.

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The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

Required Distributions Upon Contract Owner's Death

We will not allow any payment of benefits provided under a non-qualified Contract which does not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified Contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (i) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (ii) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (iii) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is not a spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner's beneficiary who is not a spouse within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, all of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If a Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

Effect of MGWB on Death Benefit

If you die before Automatic Periodic Benefit Status under the MGWB rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner's spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse's death. Please see "Minimum Guaranteed Withdrawal Benefit Rider-Death of Owner" for a description of the impact of the owner's death on the MGWB Rider.

If you die during Automatic Periodic Benefit Status, the death benefit payable is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments. Please see "Minimum Guaranteed Withdrawal Benefit Rider".

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--------------------------------------------------------------------------------
THE ANNUITY OPTIONS
--------------------------------------------------------------------------------

Annuitization of Your Contract

If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law), the total contract value applied to periodic income payments, and the applicable payment rate.

Our approval is needed for any option where:

      1) The person named to receive payment is other than the contract owner or beneficiary;

      2)    The person named is not a natural person, such as a corporation; or

      3) Any income payment would be less than the minimum annuity income payment allowed.

Selecting the Annuity Start Date

You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more

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

information, see "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

Frequency of Annuity Payments

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

Beneficiary Rights

A beneficiary's right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

The Annuity Options

We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

      Option 1. Income for a Fixed Period. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

      Option 2. Income for Life with a Period Certain. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

      Option 3. Joint Life Income. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

      Option 4. Annuity Plan. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

Payment When Named Person Dies

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and ING USA. The amounts we will pay are determined as follows:

      1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.

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


      2) For Option 3, no amounts are payable after both named persons have died.

      3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

--------------------------------------------------------------------------------
OTHER CONTRACT PROVISIONS
--------------------------------------------------------------------------------

Reports to Contract Owners

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report and in any confirmation notice. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (i) when the New York Stock Exchange is closed; (ii) when trading on the New York Stock Exchange is restricted; (iii) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (iv) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

In Case of Errors in Your Application

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

Assigning the Contract as Collateral

You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

Contract Changes -- Applicable Tax Law

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. We will give you advance notice of such changes.

Free Look


You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value (which may be more or less than the premium payments you paid) or, if required by your state, the original amount of your premium payment. For purposes of the refund

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

during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Assets subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

Special Arrangements

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract

Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. DSI, a New York corporation, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by ING USA for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products ("selling firms"). Selling firms are also registered with the SEC and are NASD member firms.

DSI pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by DSI to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. DSI has entered into a selling agreement with Morgan Stanley Dean Witter ("Morgan Stanley") to sell the Contracts through its registered representative. Morgan Stanley and other selling firms may receive commissions of up to 9.0% of premium payments. In addition, Morgan Stanley and other selling firms may receive ongoing annual compensation of up to 1.25% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm's practices. Commissions and annual compensation, when combined, could exceed 9.0% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, DSI may pay or allow other promotional incentives or payments in the form of cash or other compensation to selling firms.

DSI may also pay selling firms additional compensation or reimbursement for their efforts in selling Contracts to you and other customers, including for, among other things, training of sales personnel,

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

marketing or other sales-related services they provide to us or our affiliates. This compensation or reimbursement is not reflected in the fees and expenses listed in the fee table section of this prospectus. In addition, DSI may enter into special compensation arrangements with certain selling firms based on those firms' aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

Affiliated selling firms may include Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Granite Investment Services, Inc., Guaranty Brokerage Services, Inc., ING America Equities, Inc., ING Barings Corp., ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Financial Advisers, LLC, ING Financial Partners, Inc., ING Funds Distributor, LLC, ING Furman Selz Financial Services LLC, ING TT&S (U.S.) Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc. and Systematized Benefits Administrators, Inc.

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values.

We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

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OTHER INFORMATION
--------------------------------------------------------------------------------

Voting Rights

We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

State Regulation

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

Legal Proceedings

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate

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

resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

Directed Services, Inc., the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

Industry Developments - Trading

As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

Experts

The audited consolidated financial statements and schedules of the Company as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, along with the statement of assets and liabilities of Separate Account B as of December 31, 2003 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing in the SAI and in the Registration Statement, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.

--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

      o Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

      o Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

      o This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

      o We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

Types of Contracts: Non-Qualified or Qualified

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Code.

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The ultimate effect of federal income taxes on the amounts held under a
Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan's terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

Taxation of Non-Qualified Contracts

      Taxation Prior to Distribution

      We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

            Diversification. Internal Revenue Code Section 817(h) requires investments of a variable account be adequately diversified in order for a contract to be treated as annuity contract for federal income tax purposes. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable investment option must meet certain tests. Each sub-account's corresponding fund has represented that it will meet the diversification standards that apply to your policy. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

            Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

            Non-Natural Persons. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable

Legends - 133977                        49
withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

            Delayed Annuity Starting Date. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

      Taxation of Distributions

            General. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the living benefits provided under the Contract, i.e., the MGWB and MGIB, as well as the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the contract.

            10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

      o     made on or after the taxpayer reaches age 59 1/2;

      o     made on or after the death of a contract owner;

      o     attributable to the taxpayer's becoming disabled; or

      o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

            Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the "investment in the contract" in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

      o First, from any remaining "investment in the contract" made prior to August 14, 1982 and exchanged into the Contract;

      o Next, from any "income on the contract" attributable to the investment made prior to August 14, 1982;

Legends - 133977                        50

      o     Then, from any remaining "income on the contract"; and

      o     Lastly, from any remaining "investment in the contract".

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. The IRS has not provided any additional guidance on what it considers abusive. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

            Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, such as those associated with the MGIB benefit, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

            Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

            Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

            Immediate Annuities. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.

            Multiple Contracts. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

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

            Withholding. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Taxation of Qualified Contracts

      General

      The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

      Distributions - General

      For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charge and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.

      Direct Rollovers

If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable

Legends - 133977                        52
distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

      Corporate and Self-Employed Pension and Profit Sharing Plans

      Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

      Individual Retirement Annuities - General

      Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

      Individual Retirement Annuities - Distributions

      All distributions from a traditional IRA are taxed as received unless either one of the following is true:

      o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

      o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate one or more of the following:

      o     Start date for distributions;

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

      o The time period in which all amounts in your account(s) must be distributed; or

      o     Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

      o Over your life or the joint lives of you and your designated beneficiary; or

      o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2004, your entire balance must be distributed to the designated beneficiary by December 31, 2009. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

      o     Over the life of the designated beneficiary; or

      o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

      o December 31 of the calendar year following the calendar year of your death; or

      o December 31 of the calendar year in which you would have attained age 70 1/2.

      Roth IRAs - General

      Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Legends - 133977                        54

      Roth IRAs - Distributions

      A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

      o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

      o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

      Tax Sheltered Annuities - General

      Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary reduction contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.

      Tax Sheltered Annuities - Loans

      Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, the Code and other federal and state regulations. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

Any outstanding loan balance impacts the following:

      o Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

      o Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

Legends - 133977                        55

     o     Riders:

            - Minimum Guaranteed Income Benefit ("MGIB") Rider. If you exercise the MGIB rider, we reduce the MGIB Base by an amount equal to the ratio of the outstanding loan balance to the contract value multiplied by the MGIB Base.

            - Minimum Guaranteed Withdrawal Benefit ("MGWB") Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the MGWB Withdrawal Account. We do not recommend the MGWB rider if loans are contemplated.

      Tax Sheltered Annuities - Distributions

      All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

      o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
            (IRA) in accordance with the Tax Code; or

      o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

Tax Consequences of Enhanced Death Benefit

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

Other Tax Consequences

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

Possible Changes in Taxation

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

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

Federal Income Tax Withholding

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

Assignments

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

Taxation of Company

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

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--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

           Table of Contents
           Item
           Introduction
           Description of ING USA Annuity and Life Insurance Company Safekeeping of Assets
           The Administrator
           Independent Auditors
           Distribution of Contracts
           Performance Information
           IRA Partial Withdrawal Option
           Other Information
           Financial Statements of ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company)
           Financial Statements of ING USA Annuity and Life Insurance Company Separate Account B (formerly Golden American Separate Account B)


--------------------------------------------------------------------------------
Please tear off, complete and return the form below to order a free Statement of Additional Information for the Contracts offered under the prospectus. Send the form to our Customer Service Center at the address shown on the prospectus cover.
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PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR
SEPARATE ACCOUNT B.

Please Print or Type:

                               -------------------------------------------------
                               Name

                               -------------------------------------------------
                               Social Security Number

                               -------------------------------------------------
                               Street Address

                               -------------------------------------------------
                               City, State, Zip



Legends - 133977                                                      12/22/2004
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Legends - 133977                     SAI-1                            12/22/2004

--------------------------------------------------------------------------------
APPENDIX A
--------------------------------------------------------------------------------

                         Condensed Financial Information

Except for subaccounts which did not commence operations as of December 31, 2003, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B (formerly Golden American Separate Account B) available under the Contract for the indicated periods.

                                           2003        2002         2001        2000
                                      -------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.65 %

AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period            $7.32      $10.99       $10.00 (5)
      AUV at End of Period                  $9.89       $7.32       $10.99
      Number of Accumulation Units
         Outstanding at End of            343,647      95,005        9,170
         Period

COLONIAL SMALL CAP VALUE
      AUV at Beginning of Period           $10.00 (14)
      AUV at End of Period                 $13.83
      Number of Accumulation Units
         Outstanding at End of            202,533
         Period

FIDELITY VIP EQUITY--INCOME
      AUV at Beginning of Period            $7.80       $9.58       $10.00 (7)
      AUV at End of Period                  $9.98       $7.80       $9.58
      Number of Accumulation Units
         Outstanding at End of            947,458     177,883           --
         Period

FIDELITY VIP GROWTH
      AUV at Beginning of Period            $6.35       $9.26       $10.00 (7)
      AUV at End of Period                  $8.28       $6.35       $9.26
      Number of Accumulation Units
         Outstanding at End of          1,641,662     202,569          --
         Period

ING AIM MID CAP GROWTH
      AUV at Beginning of Period            $9.71      $14.46       $18.65      $21.51 (1)
      AUV at End of Period                 $13.77       $9.71       $14.46      $18.65
      Number of Accumulation Units
         Outstanding at End of            477,375     335,993      414,298     185,121
         Period

ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period            $9.92      $14.42       $17.00      $19.97 (1)
      AUV at End of Period                 $16.31       $9.92       $14.42      $17.00
      Number of Accumulation Units
         Outstanding at End of            845,094     481,010      388,823     181,294
         Period

ING AMERICAN FUNDS GROWTH
      AUV at Beginning of Period           $10.00 (12)
      AUV at End of Period                 $10.76
      Number of Accumulation Units
         Outstanding at End of          1,003,541
         Period

ING AMERICAN FUNDS GROWTH-INCOME
      AUV at Beginning of Period           $10.00 (12)
      AUV at End of Period                 $10.98
      Number of Accumulation Units
         Outstanding at End of            536,261
         Period


Legends - 133977


                                          A1

                                           2003        2002         2001        2000
                                      -------------------------------------------------
ING AMERICAN FUNDS INTERNATIONAL
      AUV at Beginning of Period           $10.00 (12)
      AUV at End of Period                 $11.61
      Number of Accumulation Units
         Outstanding at End of            241,840
         Period

ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period            $7.47       $9.97       $10.52      $10.00 (1)
      AUV at End of Period                 $10.05       $7.47        $9.97      $10.52
      Number of Accumulation Units
         Outstanding at End of          3,956,879   2,660,134    1,400,044     181,541
         Period

ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period           $13.43      $17.11       $19.75      $21.96 (1)
      AUV at End of Period                 $18.01      $13.43       $17.11      $19.75
      Number of Accumulation Units
         Outstanding at End of          1,411,896   1,121,604      791,259     406,790
         Period

ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period           $12.91      $17.60       $18.17      $23.49 (1)
      AUV at End of Period                 $17.82      $12.91       $17.60      $18.17
      Number of Accumulation Units
         Outstanding at End of          1,326,176     874,016      534,470     184,093
         Period

ING DEVELOPING WORLD
      AUV at Beginning of Period            $6.16       $7.01        $7.52      $11.62 (1)
      AUV at End of Period                  $8.88       $6.16        $7.01       $7.52
      Number of Accumulation Units
         Outstanding at End of            472,273     249,735      203,417      52,533
         Period

ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period           $14.68      $17.99       $19.14      $17.30 (1)
      AUV at End of Period                 $18.08      $14.68       $17.99      $19.14
      Number of Accumulation Units
         Outstanding at End of            364,191     318,881      183,496      41,973
         Period

ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period            $7.19       $9.06        $9.87      $10.00 (3)
      AUV at End of Period                  $9.44       $7.19        $9.06       $9.87
      Number of Accumulation Units
         Outstanding at End of          1,236,349     877,092      390,858       9,164
         Period

ING GET FUND -- SERIES T
      AUV at Beginning of Period           $10.07      $10.00 (8)
      AUV at End of Period                 $10.43      $10.07
      Number of Accumulation Units
         Outstanding at End of             19,502      19,504
         Period

ING GET FUND -- SERIES U
      AUV at Beginning of Period           $10.00      $10.00 (9)
      AUV at End of Period                 $10.52      $10.00
      Number of Accumulation Units
         Outstanding at End of              6,370          --
         Period

ING GET FUND -- SERIES V
      AUV at Beginning of Period           $10.00 (10)
      AUV at End of Period                  $9.71
      Number of Accumulation Units
         Outstanding at End of             57,052
         Period

ING GET U.S. CORE PORTFOLIO - SERIES 1
      AUV at Beginning of Period           $10.00 (10)
      AUV at End of Period                 $10.24
      Number of Accumulation Units
         Outstanding at End of             56,854
         Period

ING GET U.S. CORE PORTFOLIO - SERIES 2
      AUV at Beginning of Period           $10.00 (15)
      AUV at End of Period                 $10.03
      Number of Accumulation Units
         Outstanding at End of             25,109
         Period


Legends - 133977


                                          A2

                                           2003        2002         2001        2000
                                      -------------------------------------------------
ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period            $4.63       $7.60       $10.00 (4)
      AUV at End of Period                  $6.42       $4.63        $7.60
      Number of Accumulation Units
         Outstanding at End of            555,046     240,377       35,022
         Period

ING HARD ASSETS
      AUV at Beginning of Period           $13.55      $13.67       $15.81      $15.76 (1)
      AUV at End of Period                 $20.28      $13.55       $13.67      $15.81
      Number of Accumulation Units
         Outstanding at End of            349,772     108,459       18,910       5,200
         Period

ING INTERNATIONAL EQUITY
      AUV at Beginning of Period            $7.09       $8.60       $11.32      $14.90 (6)
      AUV at End of Period                  $9.01       $7.09        $8.60      $11.32
      Number of Accumulation Units
         Outstanding at End of            460,646     244,424       66,133
         Period

ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period            $7.01       $8.84        $9.94      $10.00 (3)
      AUV at End of Period                  $8.45       $7.01        $8.84       $9.94
      Number of Accumulation Units
         Outstanding at End of          2,048,406   1,160,152      480,294      19,469
         Period

ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period            $6.04       $8.30        $8.88      $10.00 (3)
      AUV at End of Period                  $8.94       $6.04        $8.30       $8.88
      Number of Accumulation Units
         Outstanding at End of            344,837     246,924      151,551       9,174
         Period

ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period           $14.64      $21.05       $24.59      $28.98 (1)
      AUV at End of Period                 $18.88      $14.64       $21.05      $24.59
      Number of Accumulation Units
         Outstanding at End of            463,551     479,670      337,955     124,676
         Period

ING JP MORGAN FLEMING INTERNATIONAL
      AUV at Beginning of Period           $10.00 (12)
      AUV at End of Period                 $11.86
      Number of Accumulation Units
         Outstanding at End of             56,919
         Period

ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period            $7.83      $10.00 (7)
      AUV at End of Period                 $10.34       $7.83
      Number of Accumulation Units
         Outstanding at End of            506,711     114,380
         Period

ING JULIUS BAER FOREIGN
      AUV at Beginning of Period            $8.21      $10.00 (7)
      AUV at End of Period                 $10.59       $8.21
      Number of Accumulation Units
         Outstanding at End of            296,301      81,977
         Period

ING LIMITED MATURITY BOND
      AUV at Beginning of Period           $19.40      $18.39       $17.18      $16.19 (1)
      AUV at End of Period                 $19.62      $19.40       $18.39      $17.18
      Number of Accumulation Units
         Outstanding at End of          1,154,037     917,938      389,087      49,754
         Period

ING LIQUID ASSETS
      AUV at Beginning of Period           $15.23      $15.26       $14.94      $14.37 (1)
      AUV at End of Period                 $15.09      $15.23       $15.26      $14.94
      Number of Accumulation Units
         Outstanding at End of          1,848,567   1,599,933      953,602     302,892
         Period

ING MARSICO GROWTH
      AUV at Beginning of Period           $10.34      $14.92       $21.75      $28.89 (1)
      AUV at End of Period                 $13.49      $10.34       $14.92      $21.75
      Number of Accumulation Units
         Outstanding at End of          1,979,404   1,434,607    1,236,743     693,052
         Period


Legends - 133977


                                          A3

                                           2003        2002         2001        2000
                                      -------------------------------------------------
ING MERCURY FOCUS VALUE
      AUV at Beginning of Period            $8.36      $10.00 (7)
      AUV at End of Period                 $10.79       $8.36
      Number of Accumulation Units
         Outstanding at End of            128,265      36,244
         Period

ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period            $7.96      $10.00 (7)
      AUV at End of Period                  $9.94       $7.96
      Number of Accumulation Units
         Outstanding at End of            161,256      60,487
         Period

ING MFS MID CAP GROWTH
      AUV at Beginning of Period           $15.74      $31.27       $41.63      $38.15 (1)
      AUV at End of Period                 $21.54      $15.74       $31.27      $41.63
      Number of Accumulation Units
         Outstanding at End of          1,153,663     844,739      569,707     186,073
         Period

ING MFS RESEARCH
      AUV at Beginning of Period           $14.82      $20.06       $25.97      $26.65 (1)
      AUV at End of Period                 $18.16      $14.82       $20.06      $25.97
      Number of Accumulation Units
         Outstanding at End of            993,001     921,349      792,240     378,215
         Period

ING MFS TOTAL RETURN
      AUV at Beginning of Period           $18.83      $20.18       $20.42      $17.27 (1)
      AUV at End of Period                 $21.62      $18.83       $20.18      $20.42
      Number of Accumulation Units
         Outstanding at End of          2,396,435   1,672,477      915,770     205,502
         Period

ING PIMCO CORE BOND
      AUV at Beginning of Period           $12.44      $11.64       $11.55      $11.32 (1)
      AUV at End of Period                 $12.82      $12.44       $11.64      $11.55
      Number of Accumulation Units
         Outstanding at End of          2,698,621   1,936,106      244,538      14,652
         Period

ING SALOMON BROTHERS AGGRESSIVE GROWTH
      AUV at Beginning of Period           $10.00 (12)
      AUV at End of Period                 $10.81
      Number of Accumulation Units
         Outstanding at End of             94,036
         Period

ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period            $8.49      $11.59       $11.57      $10.00 (1)
      AUV at End of Period                 $11.59       $8.49       $11.59      $11.57
      Number of Accumulation Units
         Outstanding at End of          2,190,115   1,505,989      807,563      70,600
         Period

ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period            $8.01      $10.58       $11.24      $10.00 (1)
      AUV at End of Period                 $10.34       $8.01       $10.58      $11.24
      Number of Accumulation Units
         Outstanding at End of          1,081,824   1,030,211      401,684      21,065
         Period

ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period           $26.95      $27.27       $25.23      $20.42 (1)
      AUV at End of Period                 $33.19      $26.95       $27.27      $25.23
      Number of Accumulation Units
         Outstanding at End of          1,938,760   1,232,631      477,872      61,545
         Period

ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period           $19.72      $23.10       $23.17      $19.74 (1)
      AUV at End of Period                 $24.27      $19.72       $23.10      $23.17
      Number of Accumulation Units
         Outstanding at End of          1,543,749     814,591      410,546      79,161
         Period


Legends - 133977


                                          A4

                                           2003        2002         2001        2000
                                      -------------------------------------------------
ING UBS U.S. BALANCED
      AUV at Beginning of Period            $7.22 (14)
      AUV at End of Period                  $8.38
      Number of Accumulation Units
         Outstanding at End of            434,716
         Period

ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period            $7.81      $10.00 (7)
      AUV at End of Period                  $9.50       $7.81
      Number of Accumulation Units
         Outstanding at End of            186,268      28,455
         Period

ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period            $8.83      $10.00 (7)
      AUV at End of Period                 $10.97       $8.83
      Number of Accumulation Units
         Outstanding at End of            441,247     136,897
         Period

ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period           $17.75      $21.17       $24.45      $25.20 (1)
      AUV at End of Period                 $22.32      $17.75       $21.17      $24.45
      Number of Accumulation Units
         Outstanding at End of          1,070,653     835,108      752,796     428,500
         Period

ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period           $27.05      $27.45       $25.81      $20.18 (1)
      AUV at End of Period                 $36.64      $27.05       $27.45      $25.81
      Number of Accumulation Units
         Outstanding at End of            395,687     242,782       77,777      12,612
         Period

ING VP BOND PORTFOLIO
      AUV at Beginning of Period           $10.63      $10.00 (7)
      AUV at End of Period                 $11.08      $10.63
      Number of Accumulation Units
         Outstanding at End of            337,031      88,275
         Period

ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period            $5.24       $7.78       $10.00 (4)
      AUV at End of Period                  $6.82       $5.24        $7.78
      Number of Accumulation Units
         Outstanding at End of            240,862     157,971       50,783
         Period

ING VP INDEX PLUS LARGE CAP
      AUV at Beginning of Period           $10.00 (11)
      AUV at End of Period                  $8.92
      Number of Accumulation Units
         Outstanding at End of            392,888
         Period

ING VP MAGNACAP
      AUV at Beginning of Period            $7.07       $9.34       $10.00 (4)
      AUV at End of Period                  $9.09       $7.07        $9.34
      Number of Accumulation Units
         Outstanding at End of            219,722     153,013       28,170
         Period

ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period            $4.60       $8.32       $10.00 (4)
      AUV at End of Period                  $6.26       $4.60        $8.32
      Number of Accumulation Units
         Outstanding at End of            951,109     563,709      111,946
         Period

ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period            $5.17       $6.99        $8.74      $10.00 (2)
      AUV at End of Period                  $6.57       $5.17        $6.99       $8.74
      Number of Accumulation Units
         Outstanding at End of            424,273     322,466      158,546      39,547
         Period

INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period            $7.62      $10.26       $10.00 (5)
      AUV at End of Period                  $9.58       $7.62       $10.26
      Number of Accumulation Units
         Outstanding at End of            507,003     183,978        7,400
         Period


Legends - 133977


                                          A5

                                           2003        2002         2001        2000
                                      -------------------------------------------------
INVESCO VIF LEISURE FUND
      AUV at Beginning of Period            $8.43      $10.00 (7)
      AUV at End of Period                 $10.66       $8.43
      Number of Accumulation Units
         Outstanding at End of            224,254      65,382
         Period

INVESCO VIF FINANCIAL SERVICES
      AUV at Beginning of Period            $7.83       $9.35       $10.00 (5)
      AUV at End of Period                  $9.98       $7.83        $9.35
      Number of Accumulation Units
         Outstanding at End of            368,146     200,146        5,433
         Period

INVESCO VIF UTILITIES
      AUV at Beginning of Period            $6.35       $8.10       $10.00 (5)
      AUV at End of Period                  $7.33       $6.35        $8.10
      Number of Accumulation Units
         Outstanding at End of            212,386      51,660        1,002
         Period

JENNISON PORTFOLIO
      AUV at Beginning of Period            $4.24       $6.27        $7.83      $10.00 (2)
      AUV at End of Period                  $5.41       $4.24        $6.27       $7.83
      Number of Accumulation Units
         Outstanding at End of            650,697     522,740      201,082      15,840
         Period

PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period            $9.73      $10.01        $9.94      $10.12 (1)
      AUV at End of Period                 $11.75       $9.73       $10.01       $9.94
      Number of Accumulation Units
         Outstanding at End of          3,143,112   1,388,957      581,041     111,021
         Period

PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period            $7.95      $10.14       $11.64      $12.48 (1)
      AUV at End of Period                 $10.20       $7.95       $10.14      $11.64
      Number of Accumulation Units
         Outstanding at End of            676,563     745,490      468,628     187,618
         Period

PIONEER FUND VCT
      AUV at Beginning of Period            $7.44       $9.37       $10.00 (5)
      AUV at End of Period                  $9.04       $7.44        $9.37
      Number of Accumulation Units
         Outstanding at End of            600,838     184,119        9,738
         Period

PIONEER MID CAP VALUE
      AUV at Beginning of Period            $9.34      $10.71       $10.00 (5)
      AUV at End of Period                 $12.59       $9.34       $10.71
      Number of Accumulation Units
         Outstanding at End of          1,315,892     338,220        6,577
         Period

PROFUND VP BULL
      AUV at Beginning of Period            $6.64       $8.88       $10.00 (4)
      AUV at End of Period                  $8.20       $6.64        $8.88
      Number of Accumulation Units
         Outstanding at End of            212,538     127,500       92,175
         Period

PROFUND VP EUROPE 30
      AUV at Beginning of Period            $6.03       $8.25       $10.00 (4)
      AUV at End of Period                  $8.22       $6.03        $8.25
      Number of Accumulation Units
         Outstanding at End of            118,462      64,316       14,668
         Period

PROFUND VP RISING RATES OPPORTUNITY
      AUV at Beginning of Period           $10.00 (13)
      AUV at End of Period                  $9.36
      Number of Accumulation Units
         Outstanding at End of             29,131
         Period

PROFUND VP SMALL CAP
      AUV at Beginning of Period            $7.18       $9.41       $10.00 (4)
      AUV at End of Period                 $10.08       $7.18        $9.41
      Number of Accumulation Units
         Outstanding at End of            550,359     236,886       18,943
         Period


Legends - 133977


                                          A6

                                           2003        2002         2001        2000
                                      -------------------------------------------------
SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period            $4.09       $5.39        $8.56      $10.00 (3)
      AUV at End of Period                  $5.60       $4.09        $5.39       $8.56
      Number of Accumulation Units
         Outstanding at End of            940,235     243,445      109,344       3,557
         Period

FOOTNOTES
(1)   Fund First Available during February 2000   (10)  Funds First Available June 2003
(2)   Fund First Available during May 2000        (11)  Funds First Available August 2003
(3)   Fund First Available during October 2000    (12)  Funds First Available September 2003
(4)   Fund First Available during May 2001        (13)  Funds First Available October 2003
(5)   Fund First Available during November 2001   (14)  Funds First Available November 2003
(6)   Fund First Available during December 2001   (15)  Funds First Available December 2003
(7)   Fund First Available during May 2002
(8)   Fund First Available during September 2002
(9)   Fund First Available during December 2002

                                          2003        2002          2001          2000
                                      ------------------------------------------------

SEPARATE ACCOUNT ANNUAL CHARGES OF 1.90 %

     AIM VI DENT DEMOGRAPHIC TRENDS
          AUV at Beginning of Period        $7.30     $10.98        $10.00 (5)
          AUV at End of Period              $9.83      $7.30        $10.98
          Number of Accumulation Units
             Outstanding at End of      1,025,962    237,698       119,539
             Period

     COLONIAL SMALL CAP VALUE
          AUV at Beginning of Period       $10.00 (15)
          AUV at End of Period             $13.80
          Number of Accumulation Units
             Outstanding at End of        510,581
             Period

     FIDELITY(R) VIP EQUITY--INCOME
          AUV at Beginning of Period        $7.78      $9.57        $10.00 (7)
          AUV at End of Period              $9.92      $7.78         $9.57
          Number of Accumulation Units
             Outstanding at End of      1,794,730    250,947
             Period

     FIDELITY(R) VIP GROWTH
          AUV at Beginning of Period        $6.33      $9.25        $10.00 (7)
          AUV at End of Period              $8.22      $6.33         $9.25
          Number of Accumulation Units
             Outstanding at End of      3,360,732    473,547
             Period

     ING AIM MID CAP GROWTH
          AUV at Beginning of Period        $9.54     $14.23        $18.40     $21.27 (1)
          AUV at End of Period             $13.49      $9.54        $14.23     $18.40
          Number of Accumulation Units
             Outstanding at End of      2,013,485  1,357,778     1,475,163  1,103,423
             Period

     ING ALLIANCE MID CAP GROWTH
          AUV at Beginning of Period        $9.76     $14.21        $16.80     $19.78 (1)
          AUV at End of Period             $15.99      $9.76        $14.21     $16.80
          Number of Accumulation Units
             Outstanding at End of      2,753,698  1,863,527     1,557,259    874,247
             Period

     ING AMERICAN FUNDS GROWTH
          AUV at Beginning of Period       $10.00 (13)
          AUV at End of Period             $10.75
          Number of Accumulation Units
             Outstanding at End of      1,785,979
             Period

     ING AMERICAN FUNDS GROWTH-INCOME
          AUV at Beginning of Period       $10.00 (13)
          AUV at End of Period             $10.97
          Number of Accumulation Units
             Outstanding at End of      1,387,064
             Period


Legends - 133977


                                          A7

                                           2003        2002         2001        2000
                                      -------------------------------------------------
     ING AMERICAN FUNDS INTERNATIONAL
          AUV at Beginning of Period       $10.00 (13)
          AUV at End of Period             $11.60
          Number of Accumulation Units
             Outstanding at End of        564,361
             Period

     ING CAPITAL GUARDIAN LARGE CAP VALUE
          AUV at Beginning of Period        $7.42      $9.92        $10.50     $10.00 (1)
          AUV at End of Period              $9.95      $7.42         $9.92     $10.50
          Number of Accumulation Units
             Outstanding at End of      8,602,293  6,279,536     4,320,851    993,651
             Period

     ING CAPITAL GUARDIAN MANAGED GLOBAL
          AUV at Beginning of Period       $13.09     $16.72        $19.34     $21.56 (1)
          AUV at End of Period             $17.50     $13.09        $16.72     $19.34
          Number of Accumulation Units
             Outstanding at End of      2,098,781  1,515,003     1,118,604    522,271
             Period

     ING CAPITAL GUARDIAN SMALL CAP
          AUV at Beginning of Period       $12.68     $17.34        $17.94     $23.25 (1)
          AUV at End of Period             $17.46     $12.68        $17.34     $17.94
          Number of Accumulation Units
             Outstanding at End of      3,243,334  2,389,036     1,918,122    825,516
             Period

     ING DEVELOPING WORLD
          AUV at Beginning of Period        $6.08      $6.94         $7.47     $11.56 (1)
          AUV at End of Period              $8.75      $6.08         $6.94      $7.47
          Number of Accumulation Units
             Outstanding at End of      1,334,968    847,173       509,513    259,187
             Period

     ING EAGLE ASSET VALUE EQUITY
          AUV at Beginning of Period       $14.38     $17.68        $18.85     $17.08 (1)
          AUV at End of Period             $17.67     $14.38        $17.68     $18.85
          Number of Accumulation Units
             Outstanding at End of      1,029,028    983,703       665,936    162,505
             Period

     ING FMRSM DIVERSIFIED MID--CAP
          AUV at Beginning of Period        $7.15      $9.04         $9.87     $10.00 (3)
          AUV at End of Period              $9.36      $7.15         $9.04      $9.87
          Number of Accumulation Units
             Outstanding at End of      3,090,180  2,302,131     1,385,134     89,462
             Period

     ING GET FUND -- SERIES V
          AUV at Beginning of Period       $10.00 (11)
          AUV at End of Period              $9.69
          Number of Accumulation Units
             Outstanding at End of      2,639,551
             Period

     ING GET U.S. CORE PORTFOLIO - SERIES 1
          AUV at Beginning of Period       $10.00 (11)
          AUV at End of Period             $10.23
          Number of Accumulation Units
             Outstanding at End of      2,278,146
             Period

     ING GET U.S. CORE PORTFOLIO - SERIES 2
          AUV at Beginning of Period       $10.00 (16)
          AUV at End of Period             $10.02
          Number of Accumulation Units
             Outstanding at End of      1,473,980
             Period

     ING GET U.S. CORE PORTFOLIO - SERIES 3
          AUV at Beginning of Period       $10.00 (16)
          AUV at End of Period              $9.99
          Number of Accumulation Units
             Outstanding at End of        113,971
             Period


Legends - 133977


                                          A8

                                           2003        2002         2001        2000
                                      -------------------------------------------------
     ING GOLDMAN SACHS INTERNET TOLLKEEPER
          AUV at Beginning of Period        $4.61      $7.59        $10.00 (4)
          AUV at End of Period              $6.37      $4.61         $7.59
          Number of Accumulation Units
             Outstanding at End of      1,631,740    447,885       162,626
             Period

     ING HARD ASSETS
          AUV at Beginning of Period       $13.08     $13.22        $15.34     $15.33 (1)
          AUV at End of Period             $19.53     $13.08        $13.22     $15.34
          Number of Accumulation Units
             Outstanding at End of      1,330,707    932,327       315,574    227,856
             Period

     ING INTERNATIONAL EQUITY
          AUV at Beginning of Period        $6.97      $8.47        $11.18     $14.76 (6)
          AUV at End of Period              $8.83      $6.97         $8.47     $11.18
          Number of Accumulation Units
             Outstanding at End of      2,080,261  1,470,429     1,055,368    685,944
             Period

     ING JANUS GROWTH AND INCOME
          AUV at Beginning of Period        $6.97      $8.82         $9.93     $10.00 (3)
          AUV at End of Period              $8.38      $6.97         $8.82      $9.93
          Number of Accumulation Units
             Outstanding at End of      4,168,723  3,186,621     2,016,515    113,353
             Period

     ING JANUS SPECIAL EQUITY
          AUV at Beginning of Period        $6.01      $8.27         $8.88     $10.00 (3)
          AUV at End of Period              $8.86      $6.01         $8.27      $8.88
          Number of Accumulation Units
             Outstanding at End of      1,098,078    520,898       420,371     83,761
             Period

     ING JENNISON EQUITY OPPORTUNITIES
          AUV at Beginning of Period       $14.25     $20.53        $24.06     $28.41 (1)
          AUV at End of Period             $18.33     $14.25        $20.53     $24.06
          Number of Accumulation Units
             Outstanding at End of      1,998,516  2,091,213     1,748,122    969,120
             Period

     ING JP MORGAN FLEMING INTERNATIONAL
          AUV at Beginning of Period       $10.00 (13)
          AUV at End of Period             $11.85
          Number of Accumulation Units
             Outstanding at End of        104,296
             Period

     ING JP MORGAN SMALLCAP
          AUV at Beginning of Period        $7.82     $10.00 (7)
          AUV at End of Period             $10.30      $7.82
          Number of Accumulation Units
             Outstanding at End of      1,006,794    155,620
             Period

     ING JULIUS BAER FOREIGN
          AUV at Beginning of Period        $8.20     $10.00 (7)
          AUV at End of Period             $10.55      $8.20
          Number of Accumulation Units
             Outstanding at End of        582,823    138,594
             Period

     ING LIMITED MATURITY BOND
          AUV at Beginning of Period       $18.72     $17.80        $16.67     $15.74 (1)
          AUV at End of Period             $18.89     $18.72        $17.80     $16.67
          Number of Accumulation Units
             Outstanding at End of      2,747,067  2,647,005     1,441,971    273,264
             Period

     ING LIQUID ASSETS
          AUV at Beginning of Period       $14.70     $14.77        $14.50     $13.97 (1)
          AUV at End of Period             $14.52     $14.70        $14.77     $14.50
          Number of Accumulation Units
             Outstanding at End of      5,938,918  7,015,870     6,235,817  2,132,811
             Period


Legends - 133977


                                          A9

                                           2003        2002         2001        2000
                                      -------------------------------------------------
     ING MARSICO GROWTH
          AUV at Beginning of Period       $10.16     $14.71        $21.49     $28.61 (1)
          AUV at End of Period             $13.23     $10.16        $14.71     $21.49
          Number of Accumulation Units
             Outstanding at End of      5,372,714  4,149,074     4,093,894  2,741,325
             Period

     ING MERCURY FOCUS VALUE
          AUV at Beginning of Period        $8.34     $10.00 (7)
          AUV at End of Period             $10.74      $8.34
          Number of Accumulation Units
             Outstanding at End of        419,552     94,083
             Period

     ING MERCURY FUNDAMENTAL GROWTH
          AUV at Beginning of Period        $7.95     $10.00 (7)
          AUV at End of Period              $9.90      $7.95
          Number of Accumulation Units
             Outstanding at End of        199,717     62,915
             Period

     ING MFS MID CAP GROWTH
          AUV at Beginning of Period       $15.42     $30.70        $40.98     $37.63 (1)
          AUV at End of Period             $21.04     $15.42        $30.70     $40.98
          Number of Accumulation Units
             Outstanding at End of      3,633,581  2,751,560     2,275,455  1,099,617
             Period

     ING MFS RESEARCH
          AUV at Beginning of Period       $14.51     $19.69        $25.56     $26.29 (1)
          AUV at End of Period             $17.74     $14.51        $19.69     $25.56
          Number of Accumulation Units
             Outstanding at End of      2,358,725  2,110,645     1,829,741    807,166
             Period

     ING MFS TOTAL RETURN
          AUV at Beginning of Period       $18.44     $19.81        $20.10     $17.04 (1)
          AUV at End of Period             $21.12     $18.44        $19.81     $20.10
          Number of Accumulation Units
             Outstanding at End of      5,686,198  4,012,552     2,637,734    506,976
             Period

     ING PIMCO CORE BOND
          AUV at Beginning of Period       $12.19     $11.43        $11.37     $11.17 (1)
          AUV at End of Period             $12.52     $12.19        $11.43     $11.37
          Number of Accumulation Units
             Outstanding at End of      5,824,732  5,600,337     1,352,337    101,577
             Period

     ING SALOMON BROTHERS AGGRESSIVE GROWTH
          AUV at Beginning of Period       $10.00 (13)
          AUV at End of Period             $10.80
          Number of Accumulation Units
             Outstanding at End of        291,189
             Period

     ING SALOMON BROTHERS ALL CAP
          AUV at Beginning of Period        $8.42     $11.54        $11.54     $10.00 (1)
          AUV at End of Period             $11.47      $8.42        $11.54     $11.54
          Number of Accumulation Units
             Outstanding at End of      6,946,527  5,615,264     4,291,401    986,100
             Period

     ING SALOMON BROTHERS INVESTORS
          AUV at Beginning of Period        $7.95     $10.53        $11.21     $10.00 (1)
          AUV at End of Period             $10.24      $7.95        $10.53     $11.21
          Number of Accumulation Units
             Outstanding at End of      2,433,238  2,079,377     1,766,107    191,223
             Period

     ING T. ROWE PRICE CAPITAL APPRECIATION
          AUV at Beginning of Period       $26.01     $26.39        $24.47     $19.86 (1)
          AUV at End of Period             $31.96     $26.01        $26.39     $24.47
          Number of Accumulation Units
             Outstanding at End of      5,130,780  3,927,375     1,940,881    183,884
             Period

     ING T. ROWE PRICE EQUITY INCOME
          AUV at Beginning of Period       $19.03     $22.35        $22.48     $19.19 (1)
          AUV at End of Period             $23.37     $19.03        $22.35     $22.48
          Number of Accumulation Units
             Outstanding at End of      3,453,724  2,273,204     1,364,874    238,986
             Period


Legends - 133977


                                          A10

                                           2003        2002         2001        2000
                                      -------------------------------------------------
     ING UBS U.S. BALANCED
          AUV at Beginning of Period        $7.18
          AUV at End of Period              $8.31
          Number of Accumulation Units
             Outstanding at End of      1,599,133
             Period

     ING VAN KAMPEN EQUITY GROWTH
          AUV at Beginning of Period        $7.79     $10.00 (7)
          AUV at End of Period              $9.46      $7.79
          Number of Accumulation Units
             Outstanding at End of        455,787     67,606
             Period

     ING VAN KAMPEN GLOBAL FRANCHISE
          AUV at Beginning of Period        $8.82     $10.00 (7)
          AUV at End of Period             $10.92      $8.82
          Number of Accumulation Units
             Outstanding at End of        898,110    201,786
             Period

     ING VAN KAMPEN GROWTH & INCOME
          AUV at Beginning of Period       $17.34     $20.73        $24.00     $24.80 (1)
          AUV at End of Period             $21.75     $17.34        $20.73     $24.00
          Number of Accumulation Units
             Outstanding at End of      2,428,852  1,920,555     1,546,448    713,282
             Period

     ING VAN KAMPEN REAL ESTATE
          AUV at Beginning of Period       $26.11     $26.56        $25.04     $19.63 (1)
          AUV at End of Period             $35.28     $26.11        $26.56     $25.04
          Number of Accumulation Units
             Outstanding at End of      1,166,070    768,503       474,135    192,508
             Period

     ING VP BOND PORTFOLIO
          AUV at Beginning of Period       $10.61     $10.00 (7)
          AUV at End of Period             $11.04     $10.61
          Number of Accumulation Units
             Outstanding at End of        889,844    456,891
             Period

     ING VP GROWTH OPPORTUNITIES
          AUV at Beginning of Period        $5.22      $7.76        $10.00 (4)
          AUV at End of Period              $6.78      $5.22         $7.76
          Number of Accumulation Units
             Outstanding at End of        677,924    355,700       182,159
             Period

     ING VP INDEX PLUS LARGE CAP
          AUV at Beginning of Period       $10.00 (12)
          AUV at End of Period              $8.87
          Number of Accumulation Units
             Outstanding at End of        957,662
             Period

     ING VP MAGNACAP
          AUV at Beginning of Period        $7.04      $9.32        $10.00 (4)
          AUV at End of Period              $9.03      $7.04         $9.32
          Number of Accumulation Units
             Outstanding at End of        424,572    295,511       117,705
             Period

     ING VP SMALLCAP OPPORTUNITIES
          AUV at Beginning of Period        $4.58      $8.30        $10.00 (4)
          AUV at End of Period              $6.22      $4.58         $8.30
          Number of Accumulation Units
             Outstanding at End of      2,876,835  1,196,787       253,382
             Period

     ING VP WORLDWIDE GROWTH
          AUV at Beginning of Period        $5.14      $6.96         $8.72     $10.00 (2)
          AUV at End of Period              $6.51      $5.14         $6.96      $8.72
          Number of Accumulation Units
             Outstanding at End of      1,506,719  1,083,707       477,958     68,648
             Period

     INVESCO VIF HEALTH SCIENCES
          AUV at Beginning of Period        $7.59     $10.25        $10.00 (5)
          AUV at End of Period              $9.52      $7.59        $10.25
          Number of Accumulation Units
             Outstanding at End of      1,604,306    736,096       289,358
             Period


Legends - 133977


                                          A11

                                           2003        2002         2001        2000
                                      -------------------------------------------------
     INVESCO VIF LEISURE FUND
          AUV at Beginning of Period        $8.41     $10.00 (7)
          AUV at End of Period             $10.62      $8.41
          Number of Accumulation Units
             Outstanding at End of        510,398    100,699
             Period

     INVESCO VIF--FINANCIAL SERVICES
          AUV at Beginning of Period        $7.80      $9.34        $10.00 (5)
          AUV at End of Period              $9.92      $7.80         $9.34
          Number of Accumulation Units
             Outstanding at End of      1,036,218    407,036        18,432
             Period

     INVESCO VIF--UTILITIES
          AUV at Beginning of Period        $6.32      $8.09        $10.00 (5)
          AUV at End of Period              $7.29      $6.32         $8.09
          Number of Accumulation Units
             Outstanding at End of        617,033    173,346        23,627
             Period

     JENNISON PORTFOLIO
          AUV at Beginning of Period        $4.22      $6.24         $7.82     $10.00 (2)
          AUV at End of Period              $5.36      $4.22         $6.24      $7.82
          Number of Accumulation Units
             Outstanding at End of      2,247,327  1,916,839     1,029,815    152,003
             Period

     LIBERTY EQUITY FUND
          AUV at Beginning of Period        $6.46      $9.10        $11.34     $11.50
          AUV at End of Period              $7.87      $6.46         $9.10     $11.34
          Number of Accumulation Units
             Outstanding at End of          2,632      2,067            --         --
             Period

     PIMCO HIGH YIELD PORTFOLIO
          AUV at Beginning of Period        $9.61      $9.91         $9.88     $10.07 (1)
          AUV at End of Period             $11.58      $9.61         $9.91      $9.88
          Number of Accumulation Units
             Outstanding at End of      6,589,740  3,093,339     1,858,684    386,288
             Period

     PIMCO STOCKSPLUS GROWTH & INCOME
          AUV at Beginning of Period        $7.86     $10.04        $11.56     $12.42 (1)
          AUV at End of Period             $10.05      $7.86        $10.04     $11.56
          Number of Accumulation Units
             Outstanding at End of      1,744,752  1,702,075     1,325,932    829,397
             Period

     PIONEER FUND VCT
          AUV at Beginning of Period        $7.42      $9.36        $10.00 (5)
          AUV at End of Period              $8.98      $7.42         $9.36
          Number of Accumulation Units
             Outstanding at End of      1,239,130    562,117        47,468
             Period

     PIONEER MID CAP VALUE
          AUV at Beginning of Period        $9.31     $10.71        $10.00 (5)
          AUV at End of Period             $12.52      $9.31        $10.71
          Number of Accumulation Units
             Outstanding at End of      2,287,184    740,867        72,420
             Period

     PROFUND VP BULL
          AUV at Beginning of Period        $6.61      $8.87        $10.00 (4)
          AUV at End of Period              $8.15      $6.61         $8.87
          Number of Accumulation Units
             Outstanding at End of      1,278,503    491,042       103,369
             Period

     PROFUND VP EUROPE 30
          AUV at Beginning of Period        $6.00      $8.24        $10.00 (4)
          AUV at End of Period              $8.17      $6.00         $8.24
          Number of Accumulation Units
             Outstanding at End of        445,959    218,083        19,682
             Period


Legends - 133977


                                          A12

                                           2003        2002         2001        2000
                                      -------------------------------------------------

     PROFUND VP RISING RATES OPPORTUNITY
          AUV at Beginning of Period       $10.00 (14)
          AUV at End of Period              $9.35
          Number of Accumulation Units
             Outstanding at End of        812,145
             Period

     PROFUND VP SMALL CAP
          AUV at Beginning of Period        $7.15      $9.40        $10.00 (4)
          AUV at End of Period             $10.01      $7.15         $9.40
          Number of Accumulation Units
             Outstanding at End of      1,694,421    374,258      47,995.0
             Period

     SP JENNISON INTERNATIONAL GROWTH
          AUV at Beginning of Period        $4.07      $5.37         $8.55     $10.00 (3)
          AUV at End of Period              $5.55      $4.07         $5.37      $8.55
          Number of Accumulation Units
             Outstanding at End of      2,042,525    636,058       320,126     28,074
             Period

 FOOTNOTES
 (1)  Fund First Available during February         (10) Fund First Available during 2000 April 2003
 (2)  Fund First Available during May 2000         (11) Fund First Available during June 2003
 (3)  Fund First Available during October          (12) Fund First Available during 2000 August 2003
 (4)  Fund First Available during May 2001         (13) Fund First Available during September 2003
 (5)  Fund First Available during November         (14) Fund First Available during 2001 October 2003
 (6)  Fund First Available during December         (15) Fund First Available during 2001 November 2003
 (7)  Fund First Available during May 2002         (16) Fund First Available during December 2003
 (8)  Fund First Available during September 2002
 (9)  Fund First Available during December 2002

                                            2003       2002        2001
                                      -------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 2.10 %

     AIM VI DENT DEMOGRAPHIC TRENDS
          AUV at Beginning of Period        $7.28     $10.98        $10.00 (2)
          AUV at End of Period              $9.79      $7.28        $10.98
          Number of Accumulation Units
             Outstanding at End of        194,283     11,618            --
             Period

     COLONIAL SMALL CAP VALUE
          AUV at Beginning of Period       $10.00 (9)
          AUV at End of Period             $13.79
          Number of Accumulation Units
             Outstanding at End of        219,203
             Period

     FIDELITY(R) VIP EQUITY--INCOME
          AUV at Beginning of Period        $7.75      $9.56 (4)
          AUV at End of Period              $9.87      $7.75
          Number of Accumulation Units
             Outstanding at End of        448,420     54,904
             Period

     FIDELITY(R) VIP GROWTH
          AUV at Beginning of Period        $6.31      $9.24 (4)
          AUV at End of Period              $8.18      $6.31
          Number of Accumulation Units
             Outstanding at End of        875,428    107,165
             Period

     ING AIM MID CAP GROWTH
          AUV at Beginning of Period        $9.40     $14.05        $16.27 (1)
          AUV at End of Period             $13.26      $9.40        $14.05
          Number of Accumulation Units
             Outstanding at End of        224,903     63,802        21,990
             Period


Legends - 133977


                                          A13

                                            2003       2002        2001
                                      -------------------------------------
     ING ALLIANCE MID CAP GROWTH
          AUV at Beginning of Period        $9.62     $14.05        $16.08 (1)
          AUV at End of Period             $15.74      $9.62        $14.05
          Number of Accumulation Units
             Outstanding at End of       4439,259    184,179        63,924
             Period

     ING AMERICAN FUNDS GROWTH
          AUV at Beginning of Period       $10.00 (7)
          AUV at End of Period             $10.75
          Number of Accumulation Units
             Outstanding at End of        882,976
             Period

     ING AMERICAN FUNDS GROWTH-INCOME
          AUV at Beginning of Period       $10.00 (7)
          AUV at End of Period             $10.96
          Number of Accumulation Units
             Outstanding at End of        709,118
             Period

     ING American Funds International
          AUV at Beginning of Period       $10.00 (7)
          AUV at End of Period             $11.59
          Number of Accumulation Units
             Outstanding at End of        296,661
             Period

     ING Capital Guardian Large Cap Value
          AUV at Beginning of Period        $7.37      $9.88        $10.51 (1)
          AUV at End of Period              $9.87      $7.37         $9.88
          Number of Accumulation Units
             Outstanding at End of      2,105,767    916,295       261,939
             Period

     ING Capital Guardian Managed Global
          AUV at Beginning of Period       $12.82     $16.41        $19.19 (1)
          AUV at End of Period             $17.11     $12.82        $16.41
          Number of Accumulation Units
             Outstanding at End of        451,642    210,411        72,320
             Period

     ING Capital Guardian Small Cap
          AUV at Beginning of Period       $12.50     $17.12        $17.51 (1)
          AUV at End of Period             $17.18     $12.50        $17.12
          Number of Accumulation Units
             Outstanding at End of        734,792    350,649        77,139
             Period

     ING Developing World
          AUV at Beginning of Period        $6.02      $6.89         $7.32 (1)
          AUV at End of Period              $8.64      $6.02         $6.89
          Number of Accumulation Units
             Outstanding at End of        251,031     87,622        52,358
             Period

     ING Eagle Asset Value Equity
          AUV at Beginning of Period       $14.15     $17.43        $19.13 (1)
          AUV at End of Period             $17.35     $14.15        $17.43
          Number of Accumulation Units
             Outstanding at End of        228,990    131,099        34,231
             Period

     ING FMRSM Diversified Mid--Cap
          AUV at Beginning of Period        $7.12      $9.01         $9.46 (1)
          AUV at End of Period              $9.30      $7.12         $9.01
          Number of Accumulation Units
             Outstanding at End of        724,929    492,026        76,525
             Period

     ING GET Fund -- Series V
          AUV at Beginning of Period       $10.00 (5)
          AUV at End of Period              $9.68
          Number of Accumulation Units
             Outstanding at End of        108,973
             Period

     ING GET U.S. Core Portfolio -
     Series 1
          AUV at Beginning of Period       $10.00 (5)
          AUV at End of Period             $10.21
          Number of Accumulation Units
             Outstanding at End of         17,037
             Period


Legends - 133977


                                          A14

                                            2003       2002        2001
                                      -------------------------------------
     ING GOLDMAN SACHS INTERNET TOLLKEEPER
          AUV at Beginning of Period        $4.59      $7.58        $10.00 (1)
          AUV at End of Period              $6.34      $4.59         $7.58
          Number of Accumulation Units
             Outstanding at End of        305,817    141,023        23,594
             Period

     ING HARD ASSETS
          AUV at Beginning of Period       $12.71     $12.88        $15.16 (1)
          AUV at End of Period             $18.94     $12.71        $12.88
          Number of Accumulation Units
             Outstanding at End of        147,526     43,248         2,531
             Period

     ING INTERNATIONAL EQUITY
          AUV at Beginning of Period        $6.87      $8.37         $9.74 (3)
          AUV at End of Period              $8.69      $6.87         $8.37
          Number of Accumulation Units
             Outstanding at End of        291,624    132,383         2,399
             Period

     ING JANUS GROWTH AND INCOME
          AUV at Beginning of Period        $6.94      $8.79         $9.64 (1)
          AUV at End of Period              $8.32      $6.94         $8.79
          Number of Accumulation Units
             Outstanding at End of        854,803    584,691       164,770
             Period

     ING JANUS SPECIAL EQUITY
          AUV at Beginning of Period        $5.98      $8.25         $8.97 (1)
          AUV at End of Period              $8.81      $5.98         $8.25
          Number of Accumulation Units
             Outstanding at End of        149,245     96,355        38,065
             Period

     ING JENNISON EQUITY OPPORTUNITIES
          AUV at Beginning of Period       $13.94     $20.13        $22.86 (1)
          AUV at End of Period             $17.90     $13.94        $20.13
          Number of Accumulation Units
             Outstanding at End of        185,364    132,556        41,070
             Period

     ING JP MORGAN FLEMING INTERNATIONAL
          AUV at Beginning of Period       $10.00 (7)
          AUV at End of Period             $11.85
          Number of Accumulation Units
             Outstanding at End of         22,489
             Period

     ING JP MORGAN SMALLCAP
          AUV at Beginning of Period        $7.81     $10.00 (4)
          AUV at End of Period             $10.26      $7.81
          Number of Accumulation Units
             Outstanding at End of        260,352     37,674
             Period

     ING JULIUS BAER FOREIGN
          AUV at Beginning of Period        $8.19     $10.00 (4)
          AUV at End of Period             $10.51      $8.19
          Number of Accumulation Units
             Outstanding at End of        128,362      6,369
             Period

     ING LIMITED MATURITY BOND
          AUV at Beginning of Period       $18.23     $17.36        $16.70 (1)
          AUV at End of Period             $18.35     $18.23        $17.36
          Number of Accumulation Units
             Outstanding at End of        390,766    187,662        63,527
             Period

     ING LIQUID ASSETS
          AUV at Beginning of Period       $14.33     $14.43        $14.34 (1)
          AUV at End of Period             $14.13     $14.33        $14.43
          Number of Accumulation Units
             Outstanding at End of        735,857    514,409       261,606
             Period


Legends - 133977


                                          A15

                                            2003       2002        2001
                                      -------------------------------------
     ING MARSICO GROWTH
          AUV at Beginning of Period       $10.02     $14.53        $18.99 (1)
          AUV at End of Period             $13.02     $10.02        $14.53
          Number of Accumulation Units
             Outstanding at End of        845,399    311,442       126,140
             Period

     ING MERCURY FOCUS VALUE
          AUV at Beginning of Period        $8.33     $10.00 (4)
          AUV at End of Period             $10.70      $8.33
          Number of Accumulation Units
             Outstanding at End of         99,430     15,878
             Period

     ING MERCURY FUNDAMENTAL GROWTH
          AUV at Beginning of Period        $7.94     $10.00 (4)
          AUV at End of Period              $9.86      $7.94
          Number of Accumulation Units
             Outstanding at End of         38,135      8,896
             Period

     ING MFS MID CAP GROWTH
          AUV at Beginning of Period       $15.16     $30.25        $39.25 (1)
          AUV at End of Period             $20.65     $15.16        $30.25
          Number of Accumulation Units
             Outstanding at End of        527,276    309,801        93,233
             Period

     ING MFS RESEARCH
          AUV at Beginning of Period       $14.27     $19.40        $23.11 (1)
          AUV at End of Period             $17.41     $14.27        $19.40
          Number of Accumulation Units
             Outstanding at End of        360,253    215,283        85,348
             Period

     ING MFS TOTAL RETURN
          AUV at Beginning of Period       $18.14     $19.52        $20.00 (1)
          AUV at End of Period             $20.73     $18.14        $19.52
          Number of Accumulation Units
             Outstanding at End of      1,114,951    687,305       203,036
             Period

     ING PIMCO CORE BOND
          AUV at Beginning of Period       $11.98     $11.26        $10.88 (1)
          AUV at End of Period             $12.29     $11.98        $11.26
          Number of Accumulation Units
             Outstanding at End of      1,262,012    836,451       221,684
             Period

     ING SALOMON BROTHERS AGGRESSIVE GROWTH
          AUV at Beginning of Period       $10.00 (7)
          AUV at End of Period             $10.79
          Number of Accumulation Units
             Outstanding at End of        109,745
                Period

     ING SALOMON BROTHERS ALL CAP
          AUV at Beginning of Period        $8.37     $11.49        $12.23 (1)
          AUV at End of Period             $11.38      $8.37        $11.49
          Number of Accumulation Units
             Outstanding at End of      1,445,599    892,250       225,937
             Period

     ING SALOMON BROTHERS INVESTORS
          AUV at Beginning of Period        $7.91     $10.48        $11.47 (1)
          AUV at End of Period             $10.16      $7.91        $10.48
          Number of Accumulation Units
             Outstanding at End of        474,812    294,205       136,482
             Period

     ING T. ROWE PRICE CAPITAL APPRECIATION
          AUV at Beginning of Period       $25.28     $25.70        $25.59 (1)
          AUV at End of Period             $31.00     $25.28        $25.70
          Number of Accumulation Units
             Outstanding at End of        998,381    442,657        92,605
             Period

     ING T. ROWE PRICE EQUITY INCOME
          AUV at Beginning of Period       $18.50     $21.77        $22.19 (1)
          AUV at End of Period             $22.67     $18.50        $21.77
          Number of Accumulation Units
             Outstanding at End of        860,125    425,112       107,272
             Period


Legends - 133977


                                          A16

                                            2003       2002        2001
                                      -------------------------------------
     ING UBS U.S. BALANCED
          AUV at Beginning of Period        $7.15
          AUV at End of Period              $8.26
          Number of Accumulation Units
             Outstanding at End of        294,927
             Period

     ING VAN KAMPEN EQUITY GROWTH
          AUV at Beginning of Period        $7.78     $10.00 (4)
          AUV at End of Period              $9.42      $7.78
          Number of Accumulation Units
             Outstanding at End of        138,420     10,422
             Period

     ING VAN KAMPEN GLOBAL FRANCHISE
          AUV at Beginning of Period        $8.80     $10.00 (4)
          AUV at End of Period             $10.88      $8.80
          Number of Accumulation Units
             Outstanding at End of        200,135     40,258
             Period

     ING VAN KAMPEN GROWTH & INCOME
          AUV at Beginning of Period       $17.01     $20.39        $21.68 (1)
          AUV at End of Period             $21.30     $17.01        $20.39
          Number of Accumulation Units
             Outstanding at End of        424,242    180,352        51,722
             Period

     ING VAN KAMPEN REAL ESTATE
          AUV at Beginning of Period       $25.38     $25.87        $24.17 (1)
          AUV at End of Period             $34.22     $25.38        $25.87
          Number of Accumulation Units
             Outstanding at End of        182,707     77,757         7,350
             Period

     ING VP BOND PORTFOLIO
          AUV at Beginning of Period       $10.59     $10.00 (4)
          AUV at End of Period             $11.00     $10.59
          Number of Accumulation Units
             Outstanding at End of        182,945     20,543
             Period

     ING VP GROWTH OPPORTUNITIES
          AUV at Beginning of Period        $5.20      $7.75        $10.11 (1)
          AUV at End of Period              $6.74      $5.20         $7.75
          Number of Accumulation Units
             Outstanding at End of        137,234     68,491         6,269
             Period

     ING VP INDEX PLUS LARGE CAP
          AUV at Beginning of Period       $10.00 (6)
          AUV at End of Period              $8.82
          Number of Accumulation Units
             Outstanding at End of        247,276
             Period

     ING VP MAGNACAP
          AUV at Beginning of Period        $7.02      $9.31        $10.11 (1)
          AUV at End of Period              $8.98      $7.02         $9.31
          Number of Accumulation Units
             Outstanding at End of         60,421     41,229        10,474
             Period

     ING VP SMALLCAP OPPORTUNITIES
          AUV at Beginning of Period        $4.57      $8.29        $10.01 (1)
          AUV at End of Period              $6.19      $4.57         $8.29
          Number of Accumulation Units
             Outstanding at End of        521,035    249,714        45,115
             Period

     ING VP WORLDWIDE GROWTH
          AUV at Beginning of Period        $5.11      $6.94         $8.34 (1)
          AUV at End of Period              $6.46      $5.11         $6.94
          Number of Accumulation Units
             Outstanding at End of        252,106    138,853        46,282
             Period

     INVESCO VIF HEALTH SCIENCES
          AUV at Beginning of Period        $7.57     $10.24        $10.00 (2)
          AUV at End of Period              $9.47      $7.57        $10.24
          Number of Accumulation Units
             Outstanding at End of        324,507    151,077           466
             Period


Legends - 133977


                                          A17

                                            2003       2002        2001
                                      -------------------------------------
     INVESCO VIF LEISURE FUND
          AUV at Beginning of Period        $8.40     $10.00 (4)
          AUV at End of Period             $10.58      $8.40
          Number of Accumulation Units
             Outstanding at End of        125,871     40,592
             Period

     INVESCO VIF FINANCIAL SERVICES
          AUV at Beginning of Period        $7.78      $9.33        $10.00 (2)
          AUV at End of Period              $9.87      $7.78         $9.33
          Number of Accumulation Units
             Outstanding at End of        144,891     84,291         3,260
             Period

     INVESCO VIF UTILITIES
          AUV at Beginning of Period        $6.30      $8.08        $10.00 (2)
          AUV at End of Period              $7.25      $6.30         $8.08
          Number of Accumulation Units
             Outstanding at End of        131,724     52,671            --
             Period

     JENNISON PORTFOLIO
          AUV at Beginning of Period        $4.19      $6.22         $7.19 (1)
          AUV at End of Period              $5.32      $4.19         $6.22
          Number of Accumulation Units
             Outstanding at End of        449,625    265,344        70,772
             Period

     PIMCO HIGH YIELD PORTFOLIO
          AUV at Beginning of Period        $9.52      $9.84         $9.79 (1)
          AUV at End of Period             $11.45      $9.52         $9.84
          Number of Accumulation Units
             Outstanding at End of      1,314,393    423,832       118,177
             Period

     PIMCO STOCKSPLUS GROWTH & INCOME
          AUV at Beginning of Period        $7.79      $9.97        $10.95 (1)
          AUV at End of Period              $9.94      $7.79         $9.97
          Number of Accumulation Units
             Outstanding at End of        255,345    218,962        61,575
             Period

     PIONEER FUND VCT
          AUV at Beginning of Period        $7.39      $9.35        $10.00 (2)
          AUV at End of Period              $8.94      $7.39         $9.35
          Number of Accumulation Units
             Outstanding at End of        342,392     57,294            --
             Period

     PIONEER MID CAP VALUE
          AUV at Beginning of Period        $9.29     $10.70        $10.00 (2)
          AUV at End of Period             $12.46      $9.29        $10.70
          Number of Accumulation Units
             Outstanding at End of        732,031    145,463            --
             Period

     PROFUND VP BULL
          AUV at Beginning of Period        $6.59      $8.85        $10.00 (1)
          AUV at End of Period              $8.10      $6.59         $8.85
          Number of Accumulation Units
             Outstanding at End of         83,177     23,783         1,814
             Period

     PROFUND VP EUROPE 30
          AUV at Beginning of Period        $5.98      $8.23        $10.05 (1)
          AUV at End of Period              $8.12      $5.98         $8.23
          Number of Accumulation Units
             Outstanding at End of         67,213     17,650            --
             Period

     PROFUND VP RISING RATES OPPORTUNITY
          AUV at Beginning of Period       $10.00 (8)
          AUV at End of Period              $9.34
          Number of Accumulation Units
             Outstanding at End of         26,719
             Period


Legends - 133977


                                          A18

                                            2003       2002        2001
                                      -------------------------------------
     PROFUND VP SMALL CAP
          AUV at Beginning of Period        $7.13      $9.39        $10.00 (1)
          AUV at End of Period              $9.96      $7.13         $9.39
          Number of Accumulation Units
             Outstanding at End of        255,439     68,579        12,110
             Period

     SP JENNISON INTERNATIONAL GROWTH
          AUV at Beginning of Period        $4.05      $5.36         $7.29 (1)
          AUV at End of Period              $5.52      $4.05         $5.36
          Number of Accumulation Units
             Outstanding at End of        640,197    156,994        86,394
             Period

     FOOTNOTES
     (1)  Fund First Available during May 2001
     (2)  Fund First Available during November 2001
     (3)  Fund First Available during December 2001
     (4)  Fund First Available during May 2002
     (5)  Fund First Available during June 2003
     (6)  Fund First Available during August 2003
     (7)  Fund First Available during September 2003
     (8)  Fund First Available during October 2003
     (9)  Fund First Available during November 2003
     (10) Fund First Available during December 2003


Legends - 133977


                                      A19

--------------------------------------------------------------------------------
APPENDIX B
--------------------------------------------------------------------------------

                            The Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.


Certain funds are designated as "Master-Feeder" or Funds. Funds offered in a Master-Feeder structure (such as the American Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.


     List of Fund Name Changes

     Former Fund Name                                             Current Fund Name
     ING VP Bond Portfolio                                        ING VP Intermediate Bond Portfolio
     ING Goldman Sachs Internet Tollkeeper Portfolio              ING Goldman Sachs Tollkeeper Portfolio
     ING Mercury Fundamental Growth Portfolio                     ING Mercury LargeCap Growth Portfoliio
     ING MFS Research Portfolio                                   ING Oppenheimer Main Street Portfolio
     INVESCO VIF - Leisure Fund                                   AIM V.I. Leisure Fund
     INVESCO VIF - Utilities Fund                                 AIM V.I. Utilities Fund



Legends - 133977                           B1

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
------------------------------------------------------------------------------------------------------------------------------
ING Investors Trust
     7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
------------------------------------------------------------------------------------------------------------------------------
ING AIM Mid-Cap Growth Portfolio (Class A )                       Seeks capital appreciation. The Portfolio seeks to meet
                                                                  its objective by investing, normally, at least 80% of its
    Investment Adviser:  Directed Services, Inc.                  assets in securities of mid-capitalization companies.
    Investment Subadviser: A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------
ING Alliance Mid-Cap Growth Portfolio                             Seeks long-term total return. The Portfolio invests
    (Class A)                                                     primarily in common stocks of middle capitalization
                                                                  companies. The Portfolio normally invests substantially
    Investment Adviser: Directed Services, Inc.                   all of its assets in high-quality common stocks that
    Investment Subadviser: Alliance Capital Management, L.P.      Alliance expects to increase in value.
------------------------------------------------------------------------------------------------------------------------------
ING American Funds Growth Portfolio                               Seeks to make your investment grow.  The Portfolio
                                                                  operates as a "feeder fund" which invests all of its
    Investment Adviser:  ING Investments, LLC                     assets in the "master fund" which is Class 2 shares of the
    Investment Subadviser: Capital Research and Management        Growth Fund, a series of American Funds Insurance Series(R),
    Company                                                       a registered open-end investment company.  The master fund invests primarily in common stocks of companies that
                                                                  appear to offer superior opportunities for growth of
                                                                  capital.  The Growth Fund is designed for investors
                                                                  seeking long-term capital appreciation through stocks.
------------------------------------------------------------------------------------------------------------------------------
ING American Funds Growth-Income Portfolio                        Seeks to make your investment grow and provide you with
                                                                  income over time.  The Portfolio operates as a "feeder
    Investment Adviser:  ING Investments, LLC                     fund" which invests all of its assets in the "master fund"
    Investment Subadviser:  Capital Research and Management       which is Class 2 shares of the Growth-Income Fund, a
    Company                                                       series of American Funds Insurance Series(R), a registered open-end investment company.  The master fund invests
                                                                  primarily in common stocks or other securities which
                                                                  demonstrate the potential for appreciation and/or
                                                                  dividends.  The Growth-Income Fund is designed for
                                                                  investors seeking both capital appreciation and income.
------------------------------------------------------------------------------------------------------------------------------
ING American Funds International Portfolio                        Seeks to make your investment grow over time. The
                                                                  Portfolio operates as a "feeder fund" which invests all of
    Investment Adviser:  ING Investments, LLC                     its assets in the "master fund" which is Class 2 shares of
    Investment Subadviser:  Capital Research and Management       the International Fund, a series of American Funds
    Company                                                       Insurance Series(R), a registered open-end investment
                                                                  company.  The master fund invests primarily in common
                                                                  stocks of companies located outside the United States.
                                                                  The International Fund is designed for investors seeking
                                                                  capital appreciation through stocks.
------------------------------------------------------------------------------------------------------------------------------
ING Capital Guardian Large Cap Value Portfolio (Class A)          Seeks long-term growth of capital and income. The
                                                                  Portfolio Manager seeks to achieve the Portfolio's
    Investment Adviser:  Directed Services, Inc.                  investment objective by investing, under normal market
    Investment Subadviser: Capital Guardian Trust Company         conditions, at least 80% of its assets in equity and
                                                                  equity-related securities of companies with market
                                                                  capitalizations greater than $1 billion at the time of
                                                                  investment.
------------------------------------------------------------------------------------------------------------------------------



Legends - 133977                     B2

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
------------------------------------------------------------------------------------------------------------------------------
ING Capital Guardian Managed Global Portfolio  (Class A)          Seeks capital appreciation. Current income is only an
                                                                  incidental consideration. The Portfolio invests primarily
    Investment Adviser:  Directed Services, Inc.                  in common stocks traded in securities markets outside the
    Investment Subadviser: Capital Guardian Trust Company         U.S.. The Portfolio may invest up to 100% of its total
                                                                  assets in securities traded in securities markets outside
                                                                  the United States. The Portfolio generally invests at
                                                                  least 65% of its total assets in at least three different
                                                                  countries, one of which may be the United States.
------------------------------------------------------------------------------------------------------------------------------
ING Capital Guardian Small Cap Portfolio                          Seeks long-term capital appreciation. The Portfolio
    (Class A)                                                     invests at least 80% of its assets in equity securities of small capitalization ("small-cap") companies.
    Investment Adviser:  Directed Services, Inc.
    Investment Subadviser: Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------
ING Developing World Portfolio                                    Seeks capital appreciation. The Portfolio normally invests
    (Class A)                                                     at least 80% of its assets in securities of issuers
                                                                  located in at least three countries with emerging
    Investment Adviser:  Directed Services, Inc.                  securities markets.  The Portfolio may invest up to 20% of
    Investment Subadviser: ING Investment Management Advisors     its assets in securities of U.S. and other developed
    B.V.                                                          market issuers, including investment-grade debt securities of U.S. issuers..
------------------------------------------------------------------------------------------------------------------------------
ING Eagle Asset Value Capital Appreciation Portfolio              Seeks capital appreciation. Dividend income is a secondary
    (Class A)                                                     objective. The Portfolio normally invests at least 80% of
                                                                  its assets in equity securities of domestic and foreign
    Investment Adviser:  Directed Services, Inc.                  issuers that meet quantitative standards relating to
    Investment Subadviser: Eagle Asset Management, Inc.           financial soundness and high intrinsic value relative to
                                                                  price.
------------------------------------------------------------------------------------------------------------------------------
ING Evergreen Health Sciences Portfolio                           A nondiversified Portfolio that seeks long-term capital
    (Class A)                                                     growth.  Normally invests at 80% of its assets in the
                                                                  equity securities of healthcare companies.  May invest in
    Investment Adviser:  Directed Services, Inc.                  securities of relatively well-known and large companies as
    Investment Subadviser:  Evergreen Investment Management       well as small- and medium-sized companies.
    Co., Inc.
------------------------------------------------------------------------------------------------------------------------------
ING Evergreen Omega Portfolio                                     Seeks long-term capital growth.  Invests primarily in
    (Class A)                                                     common stocks and securities convertible into common
                                                                  stocks of U.S. companies across all market
    Investment Adviser:  Directed Services, Inc.                  capitalizations.  May temporarily invest up to 100% of its
    Investment Subadviser:  Evergreen Investment Management       assets in high quality money market instruments in order
    Co., Inc.                                                     to protect the value of the portfolio in response to
                                                                  adverse economic, political or market conditions.
------------------------------------------------------------------------------------------------------------------------------
ING FMRSM Diversified Mid Cap Portfolio                           Seeks long-term growth of capital. The Portfolio Manager
    (Class A)                                                     normally invests the Portfolio's assets primarily in
                                                                  common stocks. The Portfolio Manager normally invests at
    Investment Adviser:  Directed Services, Inc.                  least 80% of the Portfolio's assets in securities of
    Investment Subadviser: Fidelity Management & Research         companies with medium market capitalizations.
    Company
------------------------------------------------------------------------------------------------------------------------------

Legends - 133977                     B3

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
------------------------------------------------------------------------------------------------------------------------------
ING Goldman Sachs TollkeeperSM Portfolio* (Class A)               Seeks long-term growth of capital. The Portfolio invests,
    (formerly ING Goldman Sachs Internet Tollkeeper Portfolio)    under normal circumstances, at least 80% of its net assets
    *Goldman Sachs Internet TollkeeperSM is a service mark of     plus any borrowings for investment purposes (measured at
    Goldman Sachs & Co                                            time of investment) in equity investments in  "Tollkeeper"
                                                                  companies, which are high-quality technology, media, or
    Investment Adviser:  Directed Services, Inc.                  service companies that adopt or use technology to improve
    Investment Subadviser:. Goldman Sachs Asset Management, L.P.  cost structure, revenue opportunities or competitive advantage.  The Portfolio seeks to achieve its investment
                                                                  objective by investing in equity investments of companies
                                                                  that the Portfolio Manager believes are well-positioned to benefit from the proliferation of technology.
------------------------------------------------------------------------------------------------------------------------------
ING Hard Assets Portfolio (Class A)                               A nondiversified Portfolio that seeks long-term capital
                                                                  appreciation. The Portfolio normally invests at least 80%
    Investment Adviser:  Directed Services, Inc.                  of its assets in the equities of producers of commodities.
    Investment Subadviser: Baring International Investment
    Limited
------------------------------------------------------------------------------------------------------------------------------
ING International Portfolio (Class A)                             Seeks long-term growth of capital. Under normal
                                                                  conditions, the Portfolio invests at least 80% of its net
    Investment Adviser:  Directed Services, Inc.                  assets and borrowings for investment purposes in equity
    Investment Subadviser: ING Investment Management Co.          securities of issuers located in countries outside of the
                                                                  United States.
------------------------------------------------------------------------------------------------------------------------------
ING Janus Special Equity Portfolio (Class A )                     A nondiversified Portfolio that seeks capital
                                                                  appreciation. The Portfolio invests, under normal
    Investment Adviser:  Directed Services, Inc.                  circumstances, at least 80% of its net assets (plus
    Investment Subadviser: Janus Capital Management, LLC          borrowings for investment purposes) in equity securities
                                                                  with the potential for long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------
ING Jennison Equity Opportunities Portfolio                       Seeks long-term capital growth. The Portfolio normally
    (Class A)                                                     invests at least 80% of its net assets (plus any
                                                                  borrowings for investment purposes) in attractively valued
    Investment Adviser:  Directed Services, Inc.                  equity securities of companies with current or emerging
    Investment Subadviser: Jennison Associates LLC                earnings growth the Portfolio Manager believes to be not
                                                                  fully appreciated or recognized by the market.
------------------------------------------------------------------------------------------------------------------------------
ING JPMorgan Small Cap Equity Portfolio                           A nondiversified Portfolio that seeks capital growth over
    (Class A)                                                     the long term. Under normal market conditions, the
                                                                  Portfolio invests at least 80% of its total assets in
    Investment Adviser:  Directed Services, Inc.                  equity securities of small-cap companies.
    Investment Subadviser: J.P. Morgan Investment Management
    Inc.
------------------------------------------------------------------------------------------------------------------------------
ING Julius Baer Foreign Portfolio (Class A)                       Seeks long-term growth of capital.  Under normal
                                                                  conditions, the Portfolio will invest in a wide variety of
    Investment Adviser:  Directed Services, Inc.                  international equity securities issued through the world,
    Investment Subadviser: Julius Baer Investment ManagementLLC   normally excluding the United States.  The Portfolio
                                                                  normally invests at least 80% of its assets in equity
                                                                  securities tied economically to countries outside the
                                                                  United States.
------------------------------------------------------------------------------------------------------------------------------
ING Legg Mason Value Portfolio (Class A)                          Seeks long-term capital growth and current income. The
                                                                  Portfolio normally invests in equity securities that offer
    Investment Adviser:  Directed Services, Inc.                  the potential for capital growth.
    Investment Subadviser: Legg Mason Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------


Legends - 133977                     B4

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
------------------------------------------------------------------------------------------------------------------------------
ING Liquid Assets Portfolio (Class A)                             Seeks high level of current income consistent with the
                                                                  preservation of capital and liquidity. The Portfolio
    Investment Adviser:  Directed Services, Inc.                  Manager strives to maintain a stable $1 per share net
    Investment Subadviser: ING Investment Management Co.          asset value and its investment strategy focuses on safety
                                                                  of principal, liquidity and yield, in order of importance, to achieve this goal.
------------------------------------------------------------------------------------------------------------------------------
ING Marsico Growth Portfolio (Class A)                            Seeks capital appreciation. The Portfolio invests
                                                                  primarily in equity securities selected for their growth
    Investment Adviser:  Directed Services, Inc.                  potential. The Portfolio may invest in companies of any
    Investment Subadviser: Marsico Capital Management, LLC        size, from larger, well-established companies to smaller,
                                                                  emerging growth companies.
------------------------------------------------------------------------------------------------------------------------------
ING Mercury Focus Value Portfolio (Class A )                      Seeks long-term growth of capital. The Portfolio invests
                                                                  primarily in a diversified portfolio consisting of equity
    Investment Adviser:  Directed Services, Inc.                  securities that the Portfolio Manager believes are
    Investment Subadviser: Mercury Advisors                       undervalued relative to its assessment of the current or
                                                                  prospective condition of the issuer.
------------------------------------------------------------------------------------------------------------------------------
ING Mercury LargeCap Growth Portfolio (Class A)                   Seeks long-term growth of capital. The Portfolio invests
    (formerly ING Mercury Fundamental Growth Portfolio)           at least 80% of its assets in equity securities of large
                                                                  capitalization companies.  The Portfolio will provide
    Investment Adviser:  Directed Services, Inc.                  shareholders with at least 60 days' prior notice of any
    Investment Subadviser: Mercury Advisors                       changes in this investment strategy.  The Portfolio will
                                                                  invest primarily in equity securities of companies located in the United States that the Portfolio Manager believes
                                                                  have good prospects for earnings growth.
------------------------------------------------------------------------------------------------------------------------------
ING MFS Mid-Cap Growth Portfolio (Class A )                       Seeks long-term growth of capital.  The Portfolio normally invests at least 80% of its net assets in common stocks
    Investment Adviser:  Directed Services, Inc.                  and related securities (such as preferred stocks,
    Investment Subadviser: Massachusetts Financial Services       convertible securities and depositary receipts) of
    Company                                                       companies with medium market capitalizations (or "mid-cap
                                                                  companies") which the Portfolio Manager believes have
                                                                  above-average growth potential.
------------------------------------------------------------------------------------------------------------------------------
ING MFS Total Return Portfolio (Class A)                          Seeks above-average income (compared to a portfolio
                                                                  entirely invested in equity securities) consistent with
    Investment Adviser:  Directed Services, Inc.                  the prudent employment of capital. Secondarily seeks
    Investment Subadviser: Massachusetts Financial Services       reasonable opportunity for growth of capital and income.
    Company                                                       The Portfolio invests in a combination of equity and fixed income securities.
------------------------------------------------------------------------------------------------------------------------------
ING Oppenheimer Main Street Portfolio                             Seeks long-term growth of capital and future income. The
     (Class A) (formerly ING MFS Research Portfolio)              Portfolio currently invests mainly in common stocks of
                                                                  U.S. companies of different capitalization ranges,
    Investment Adviser:  Directed Services, Inc.                  presently focusing on large-capitalization issuers.  It
    Investment Subadviser: OppenheimerFunds, Inc.                 also can buy debt securities, such as bonds and
                                                                  debentures, but does not currently emphasize these
                                                                  investments.
------------------------------------------------------------------------------------------------------------------------------


Legends - 133977                        B5

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
------------------------------------------------------------------------------------------------------------------------------
ING PIMCO Core Bond Portfolio (Class A)                           Seeks maximum total return, consistent with preservation
    Investment Adviser:  Directed Services, Inc.                  of capital and prudent investment management. The
    Investment Subadviser: Pacific Investment Management          Portfolio invests, under normal circumstances, at least
    Company LLC                                                   80% of its net assets (plus borrowings for investment
                                                                  purposes) in a diversified portfolio of fixed income
                                                                  instruments of varying maturities.
------------------------------------------------------------------------------------------------------------------------------
ING PIMCO High Yield Portfolio (Class S)                          Seeks maximum total return, consistent with preservation
                                                                  of capital and prudent investment management.  The
    Investment Adviser:  Directed Services, Inc.                  Portfolio normally invests at least 80% of its assets in a
    Investment Subadviser:  Pacific Investment Management         diversified portfolio of high yield securities ("junk
    Company LLC                                                   bonds") rated below investment grade but rated at least B-.
------------------------------------------------------------------------------------------------------------------------------
ING Salomon Brothers All Cap Portfolio                            A nondiversified Portfolio that seeks capital appreciation
    (Class A)                                                     through investment in securities which the Subadviser
                                                                  believes have above-average capital appreciation
    Investment Adviser:  Directed Services, Inc.                  potential. The Portfolio invests primarily in common
    Investment Subadviser: Salomon Brothers Asset Management,     stocks and common stock equivalents, such as preferred
    Inc.                                                          stocks and securities convertible into common stocks, of
                                                                  companies the Portfolio Manager believes are undervalued
                                                                  in the marketplace.
------------------------------------------------------------------------------------------------------------------------------
ING Salomon Brothers Investors Portfolio                          Seeks long-term growth of capital. Secondarily seeks
    (Class A)                                                     current income. The Portfolio invests primarily in equity
                                                                  securities of U.S. companies. The Portfolio may also
    Investment Adviser:  Directed Services, Inc.                  invest in other securities. To a lesser degree, the
    Investment Subadviser: Salomon Brothers Asset Management,     Portfolio invests in income producing securities such as
    Inc.                                                          debt securities and may also invest in securities of
                                                                  foreign issuers.
------------------------------------------------------------------------------------------------------------------------------
ING T. Rowe Price Capital Appreciation Portfolio                  Seeks, over the long-term, a high total investment return,
    (Class A)                                                     consistent with the preservation of capital and prudent
                                                                  investment risk. The Portfolio pursues an active asset
    Investment Adviser:  Directed Services, Inc.                  allocation strategy whereby investments are allocated
    Investment Subadviser: T. Rowe Price Associates, Inc.         among three asset classes - equity securities, debt
                                                                  securities and money market instruments.
------------------------------------------------------------------------------------------------------------------------------
ING T. Rowe Price Equity Income Portfolio                         Seeks substantial dividend income as well as long-term
    (Class A)                                                     growth of capital. The Portfolio normally invests at least
                                                                  80% of its assets in common stocks, with 65% in the common
    Investment Adviser:  Directed Services, Inc.                  stocks of well-established companies paying above-average
    Investment Subadviser: T. Rowe Price Associates, Inc.         dividends. The Portfolio may also invest in convertible
                                                                  securities, warrants and preferred stocks, foreign
                                                                  securities, debt securities including high-yield debt
                                                                  securities and future and options.
------------------------------------------------------------------------------------------------------------------------------
ING UBS U.S. Balanced Portfolio (Class A)                         Seeks to maximize total return over the long term by
    Investment Adviser:  Directed Services, Inc.                  allocating its assets among stocks, bonds, short-term
    Investment Subadviser: UBS Global Asset Management            instruments and other investments. The Portfolio Manager
    (Americas) Inc.                                               allocates the Portfolio's assets among the following
                                                                  classes, or types, of investments: stocks, bonds, and
                                                                  short-term money market debt obligations.
------------------------------------------------------------------------------------------------------------------------------


Legends - 133977                                   B6

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
------------------------------------------------------------------------------------------------------------------------------
ING Van Kampen Equity Growth Portfolio                            Seeks long-term capital appreciation. The Portfolio
    (Class A)                                                     Manager seeks to maximize long-term capital appreciation
                                                                  by investing primarily in growth-oriented equity
    Investment Adviser:  Directed Services, Inc.                  securities of large-capitalization U.S. and, to a limited
    Investment Subadviser: Van Kampen                             extent, foreign companies that are listed on U.S.
                                                                  exchanges or traded in U.S. markets.
------------------------------------------------------------------------------------------------------------------------------
ING Van Kampen Global Franchise Portfolio                         A nondiversified Portfolio that seeks long-term capital
    (Class A)                                                     appreciation. The Portfolio  invests primarily in equity
                                                                  securities of issuers located throughout the world that it
    Investment Adviser:  Directed Services, Inc.                  believes have, among other things, resilient business
    Investment Subadviser: Van Kampen                             franchises and growth potential. The Portfolio may invest
                                                                  in the securities of companies of any size.
------------------------------------------------------------------------------------------------------------------------------
ING Van Kampen Growth and Income Portfolio (Class A)              Seeks long-term growth of capital and income. The
                                                                  Portfolio invests primarily in what it believes to be
    Investment Adviser:  Directed Services, Inc.                  income-producing equity securities, including common
    Investment Subadviser: Van Kampen                             stocks and convertible securities; although investments
                                                                  are also made in non-convertible preferred stocks and debt securities rated "investment grade," which are securities
                                                                  rated within the four highest grades assigned by Standard
                                                                  & Poor's ("S&P") or by Moody's Investors Service, Inc.
                                                                  ("Moody's").
------------------------------------------------------------------------------------------------------------------------------
ING Van Kampen Real Estate Portfolio                              A nondiversified Portfolio that seeks capital appreciation
    (Class A)                                                     and secondarily seeks current income. The Portfolio
                                                                  invests at least 80% of its assets in equity securities of
    Investment Adviser:  Directed Services, Inc.                  companies in the U.S. real estate industry that are listed
    Investment Subadviser: Van Kampen                             on national exchanges or the National Association of
                                                                  Securities Dealers Automated Quotation System ("NASDAQ").
------------------------------------------------------------------------------------------------------------------------------
ING Partners, Inc.
     151 Farmington Avenue, Hartford, CT  06156-8962
------------------------------------------------------------------------------------------------------------------------------
ING JPMorgan Fleming International Portfolio (Service Class)      Seeks long-term growth of capital. Invests primarily (at
                                                                  least 65% of total assets) in the equity securities of
    Investment Adviser: ING Life Insurance and Annuity Company    foreign companies that the subadviser believes have high
    Investment Subadviser: J.P. Morgan Fleming Asset Management   growth potential. Will normally invest in securities of a
    (London) Ltd.                                                 number of issuers in several countries other than the U.S.
                                                                  and will invest in securities in both developed and
                                                                  developing markets.
------------------------------------------------------------------------------------------------------------------------------
ING Salomon Brothers Aggressive Growth Portfolio                  Seeks long-term growth of capital. Invests primarily (at
    (Service Class)                                               least 80% of net assets under normal circumstances) in
                                                                  common stocks and related securities, such as preferred
    Investment Adviser: ING Life Insurance and Annuity Company    stocks, convertible securities and depositary receipts, of
    Investment Subadviser: Salomon Brothers Asset Management      emerging growth companies.
    Inc.
------------------------------------------------------------------------------------------------------------------------------
ING Van Kampen Comstock Portfolio (Service Class)                 Seeks capital growth and income. Invests in a portfolio of equity securities, including common stocks, preferred
    Investment Adviser:  ING Life Insurance and Annuity Company   stocks and securities convertible into common and
    Investment Subadviser:  Van Kampen                            preferred stocks.
------------------------------------------------------------------------------------------------------------------------------

Legends - 133977                        B7

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
------------------------------------------------------------------------------------------------------------------------------
ING Variable Insurance Trust
      7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
------------------------------------------------------------------------------------------------------------------------------
ING VP Worldwide Growth Portfolio                                 Seeks long-term capital appreciation. A nondiversified
                                                                  Portfolio that under normal conditions, invests at least
    Investment Adviser:  ING Investments, LLC                     65% of net assets in equity securities of issuers located
    Investment Subadviser:  ING Investment Management Co.         in at least three countries, one of which may be the U.S.
                                                                  Generally invests at least 75% of total assets in common
                                                                  and preferred stocks, warrants and convertible securities.
------------------------------------------------------------------------------------------------------------------------------
ING Variable Portfolios, Inc.
       7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
------------------------------------------------------------------------------------------------------------------------------
ING VP Index Plus LargeCap Portfolio (Class S )                   Seeks to outperform the total return performance of the
                                                                  Standard & Poor's 500 Composite Stock Price Index (S&P 500
    Investment Adviser:  ING Investments, LLC                     Index), while maintaining a market level of risk. Invests
    Investment Subadviser:  ING Investment                        at least 80% of assets in stocks included in the S&P 500
    Management Co.                                                Index. The subadviser's objective is to overweight those
                                                                  stocks in the S&P 500 Index that they believe will
                                                                  outperform the index and underweight or avoid those
                                                                  stocks  they believe will underperform the index.
------------------------------------------------------------------------------------------------------------------------------
ING VP Intermediate Bond Portfolio
------------------------------------------------------------------------------------------------------------------------------
ING VP Intermediate Bond Portfolio (Class S Shares)               Seeks to maximize total return as is consistent with
    (formerly ING VP Bond Portfolio)                              reasonable risk, through investment in a diversified
                                                                  portfolio consisting of investment-grade corporate bonds,
    Investment Adviser:  ING Investments, LLC                     and debt securities issued or guaranteed by the U.S.
    Investment Subadviser: ING Investment                         Government, its agencies or instrumentalities. Under
    Management Co.                                                normal market conditions, invests at least 80% of assets
                                                                  in high-grade corporate bonds, mortgage-related and other
                                                                  asset-backed securities, and securities issued or
                                                                  guaranteed by the U.S. Government, its agencies or
                                                                  instrumentalities. The Portfolio may invest up to 15% of
                                                                  total assets in high-yield instruments and up to 25% of
                                                                  total assets in foreign debt securities.
------------------------------------------------------------------------------------------------------------------------------
ING Variable Products Trust
         7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
------------------------------------------------------------------------------------------------------------------------------
ING VP Financial Services Portfolio (Class S )                    Seeks long-term capital appreciation.  Invests, under
                                                                  normal market conditions, at least 80% of assets in equity
    Investment Adviser:  ING Investments, LLC                     securities and equity equivalent securities of companies
    Investment Subadviser:  ING Investment Management Co.         principally engaged in the financial services industry.
                                                                  As a general matter, the Portfolio expects these
                                                                  investments to be in common stocks of large-, mid- and
                                                                  small-sized companies.  May invest remaining 20% of assets in equity or debt securities of financial services
                                                                  companies or companies that are not financial services
                                                                  companies, and in money market instruments.
------------------------------------------------------------------------------------------------------------------------------


Legends - 133977                        B8

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
------------------------------------------------------------------------------------------------------------------------------
ING VP MagnaCap Portfolio (Class S)                               Seeks growth of capital, with dividend income as a
                                                                  secondary consideration.  Normally invests at least 80% of
    Investment Adviser:  ING Investments, LLC                     assets in common stocks of large companies.  For this
    Investment Subadviser:  ING Investment Management Co.         Portfolio, large companies are those included in the 500
                                                                  largest U.S. companies, as measured by total revenues, net assets, cash flow or earnings, or the 1,0000 largest
                                                                  companies as measured by equity market capitalization.
------------------------------------------------------------------------------------------------------------------------------
ING VP MidCap Opportunities Portfolio (Class S)                   Seeks long-term capital appreciation.  Normally invests at least 80% of assets in the common stocks of mid-sized U.S.
    Investment Adviser:  ING Investments, LLC                     companies that the subadviser believes have above average
    Investment Subadviser:  ING Investment Management Co.         prospects for growth.  For this Portfolio, mid-sized
                                                                  companies are those with market capitalizations that fall
                                                                  within the range of companies in the Russell MidCap Growth
                                                                  Index.
------------------------------------------------------------------------------------------------------------------------------
ING VP SmallCap Opportunities Portfolio                           Seeks long-term capital appreciation. Normally invests at
    (Class S)                                                     least 80% of assets in the common stock of smaller,
                                                                  lesser-known U.S. companies that are believed to have
    Investment Adviser:  ING Investments, LLC                     above average prospects for growth. For this Portfolio,
    Investment Subadviser:  ING Investment Management Co.         smaller companies are those with market capitalizations
                                                                  that fall within the range of companies in the Russell
                                                                  2000 Growth Index.
------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
      11 Greenway Plaza, Suite 100, Houston, TX  77046-1173
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund                             Seeks long-term growth of capital. Seeks to meet its
    (Series II)                                                   objective by investing in securities of companies that are likely to benefit from changing demographic, economic and
    Investment Adviser:  A I M Advisors, Inc.                     lifestyle trends. These securities may include common
    Investment Subadviser:  H.S. Dent Advisors, Inc.              stocks, convertible bonds, convertible preferred stocks
                                                                  and warrants of companies within a broad range of market
                                                                  capitalizations.
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Leisure Fund (Series I)                                  Seeks capital growth. The Fund normally invests at least
    (formerly INVESCO VIF - Leisure Fund)                         80% of its net assets in the equity securities and
                                                                  equity-related instruments of companies engaged in the
    Investment Adviser:  A I M Advisors, Inc.                     design, production, and distribution of products related
                                                                  to leisure activities. These industries include, but are
                                                                  not limited to, hotels/gaming, publishing, advertising,
                                                                  beverages, audio/video, broadcasting-radio/TV, cable &
                                                                  satellite operators, cable & satellite programmers, motion pictures & TV, recreation services/entertainment, retail,
                                                                  and toys. At any given time, 20% of the Fund's assets is
                                                                  not required to be invested in the sector.
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (Series I)                                Seeks capital growth. It also seeks current income. The
    (formerly INVESCO VIF - Utilities Fund)                       Fund normally invests at least 80% of its net assets in
                                                                  the equity securities and equity-related instruments of
    Investment Adviser:  A I M Advisors, Inc.                     companies engaged in utilities-related industries. These
                                                                  include, but are not limited to, companies that produce,
                                                                  generate, transmit, or distribute natural gas or
                                                                  electricity, as well as in companies that provide
                                                                  telecommunications services, including local, long
                                                                  distance and wireless. A portion of the Fund's assets is
                                                                  not required to be invested in the sector.
------------------------------------------------------------------------------------------------------------------------------


Legends - 133977                         B9

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products
     82 Devonshire Street, Boston, MA  02109
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio                           Seeks reasonable income. Also considers the potential for
    (Service Class 2)                                             capital appreciation. Seeks to achieve a yield which
                                                                  exceeds the composite yield on the securities comprising
    Investment Adviser: Fidelity Management &                     the Standard & Poor's 500 Index. Normally invests at least
    Research Company                                              80% of total assets in income-producing equity securities
    Investment Subadviser: FMR Co., Inc.                          (which tends to lead to investments in large cap "value"
                                                                  stocks).
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service Class 2)                Seeks to achieve capital appreciation. Normally invests
                                                                  primarily in common stocks of companies the investment
    Investment Adviser: Fidelity Management &                     adviser believes have above-average growth potential
    Research Company                                              (often called "growth" stocks).
    Investment Subadviser: FMR Co., Inc.
------------------------------------------------------------------------------------------------------------------------------
Liberty Variable Insurance Trust
     600 Atlantic Avenue, Boston, MA  02210
------------------------------------------------------------------------------------------------------------------------------
Colonial Small Cap Value Fund                                     Seeks long-term growth by investing primarily in small
                                                                  capitalization equities.
    Investment Adviser:  Columbia Management
    Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------
Pioneer Variable Contracts Trust
     60 State Street, Boston, MA  02109
------------------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio (Class II Shares)                      Seeks reasonable income and capital growth. Invests in a
                                                                  broad list of carefully selected, reasonably priced
    Investment Adviser:  Pioneer Investment Management, Inc.      securities rather than in securities whose prices reflect
                                                                  a premium resulting from their current market popularity.
                                                                  The Portfolio invests the major portion of its assets in
                                                                  equity securities, primarily of U.S. issuers. For purposes of the portfolio's investment policies, equity securities
                                                                  include common stocks, convertible debt and other equity
                                                                  instruments, such as depositary receipts, warrants,
                                                                  rights, interests in real estate investment trusts (REITs)
                                                                  and preferred stocks.
------------------------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value VCT Portfolio (Class II Shares)             Seeks capital appreciation by investing in a diversified
                                                                  portfolio of securities consisting primarily of common
    Investment Adviser:  Pioneer Investment Management, Inc.      stocks. Normally, invests at least 80% of total assets in
                                                                  equity securities of mid-size companies, that is,
                                                                  companies with market values within the range of market
                                                                  values of companies included in the Russell Midcap(R) Value
                                                                  Index.
------------------------------------------------------------------------------------------------------------------------------
Pro Funds VP
     3435 Stelzer Road, Suite 1000, P.O. Box 182100, Columbus, OH  43218-2000
------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                   Seeks daily investment results, before fees and expenses,
                                                                  that correspond to the daily performance of the S&P 500
    Investment Adviser: ProFund Advisors, LLC                     Index.
------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                              Seeks daily investment results, before fees and expenses,
                                                                  that correspond to the daily performance of the ProFunds
    Investment Adviser:  ProFund Advisors, LLC                    Europe 30 Index.
------------------------------------------------------------------------------------------------------------------------------

Legends - 133977                              B10

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                               Seeks daily investment results, before fees and expenses,
                                                                  that correspond to one and one-quarter times (125%) the
    Investment Adviser: ProFund Advisors, LLC                     inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond.
------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                              Seeks daily investment results, before fees and expenses,
                                                                  that correspond to the daily performance of the Russell
    Investment Adviser:  ProFund Advisors, LLC                    2000 Index.
------------------------------------------------------------------------------------------------------------------------------
Prudential Series Fund, Inc.
      751 Broad Street, Newark, NJ  07102
------------------------------------------------------------------------------------------------------------------------------
Jennison Portfolio (Class II)                                     Seeks long-term growth of capital. We invests primarily in equity securities of major, established corporations that
    Investment Adviser:  Prudential Investments LLC               we believe offer above-average growth prospects.
    Investment Subadviser:  Jennison Associates LLC
------------------------------------------------------------------------------------------------------------------------------
SP William Blair International Growth Portfolio (Class II)        Seeks long-term growth of capital. Invests in
    (formerly SP Jennison International Growth Portfolio)         equity-related securities of foreign issuers that the
                                                                  subadviser thinks will increase in value over a period of
    Investment Adviser:  Prudential Investments LLC               years. Invests primarily in the common stock of large and
    Investment Subadviser:  William Blair & Company LLC           medium-sized foreign companies. Under normal
                                                                  circumstances, invests at least 65% of total assets in
                                                                  common stock of foreign companies operating or based in at least five different countries.
------------------------------------------------------------------------------------------------------------------------------


Legends - 133977                     B11

--------------------------------------------------------------------------------
APPENDIX C
--------------------------------------------------------------------------------

                                Fixed Account II

Fixed Account II ("Fixed Account") is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we" or "our"). The Fixed Account, which is a segregated asset account of ING USA, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods of 5, 7 and 10 years. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by ING USA, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

The Fixed Account

You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

Guaranteed Interest Rates

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at

Legends - 133977                   C1
our sole discretion. We cannot predict the level of future interest rates. For more information see the prospectus for Fixed Account II

Transfers from a Fixed Interest Allocation

You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of ING USA's Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the Liquid Assets subaccount, and such a transfer will be subject to a Market Value Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders" in the prospectus.

Withdrawals from a Fixed Interest Allocation

During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See "Optional Riders" in the prospectus.

Market Value Adjustment

A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

Contract Value in the Fixed Interest Allocations

On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

Legends - 133977                   C2

      (1) We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.

      (2) We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.

      (3)   We add (1) and

      (4)   We subtract from (3) any transfers from that Fixed Interest
            Allocation.

      (5) We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

Dollar Cost Averaging from Fixed Interest Allocations

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts, from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

Suspension of Payments

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

More Information

See the prospectus for Fixed Account II.

Legends - 133977                   C3

--------------------------------------------------------------------------------
APPENDIX D
--------------------------------------------------------------------------------

                             Fixed Interest Division

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account is registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated May 1, 2004. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.


Legends - 133977


                                       D1

--------------------------------------------------------------------------------
APPENDIX E
--------------------------------------------------------------------------------

                 Surrender Charge for Excess Withdrawals Example

The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the third contract year of 30% of the contract value of $90,000.

In this example, $13,500 (15% of $90,000) is maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $27,000 ($90,000 x .30). Therefore, $13,500 ($27,000 -
$13,500) is considered an excess withdrawal and would be subject to a 4% surrender charge of $540 ($13,500 x .04). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.


Legends - 133977                        E1

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
APPENDIX F
--------------------------------------------------------------------------------


                    Special Funds and Excluded Funds Examples

     EXAMPLE #1:    The following examples are intended to demonstrate the
                    impact on your 7% Solution Death Benefit Element ("7%
                    MGDB") of allocating your Contract Value to Special Funds.

-----------------------------------------    ---------------------------------------    --------------------------------------
        7% MGDB IF 50% INVESTED                      7% MGDB IF 0% INVESTED                   7% MGDB IF 100% INVESTED
            IN SPECIAL FUNDS                            IN SPECIAL FUNDS                          IN SPECIAL FUNDS
-----------------------------------------    ---------------------------------------    --------------------------------------

end of yr   Covered   Special    Total       end of yr  Covered  Special    Total       end of yr Covered   Special   Total
      0       500       500      1,000            0      1,000       --     1,000            0        0       1000     1000
      1       535       500      1,035            1      1,070       --     1,070            1        0       1000     1000
      2       572       500      1,072            2      1,145       --     1,145            2        0       1000     1000
      3       613       500      1,113            3      1,225       --     1,225            3        0       1000     1000
      4       655       500      1,155            4      1,311       --     1,311            4        0       1000     1000
      5       701       500      1,201            5      1,403       --     1,403            5        0       1000     1000
      6       750       500      1,250            6      1,501       --     1,501            6        0       1000     1000
      7       803       500      1,303            7      1,606       --     1,606            7        0       1000     1000
      8       859       500      1,359            8      1,718       --     1,718            8        0       1000     1000
      9       919       500      1,419            9      1,838       --     1,838            9        0       1000     1000
     10       984       500      1,484           10      1,967       --     1,967           10        0       1000     1000
-----------------------------------------    ---------------------------------------    --------------------------------------

---------------------------------------   --------------------------------------
       7% MGDB IF TRANSFERRED TO                7% MGDB IF TRANSFERRED TO
             SPECIAL FUNDS                            COVERED FUNDS
       AT THE BEGINNING OF YEAR 6               AT THE BEGINNING OF YEAR 6
---------------------------------------   --------------------------------------

end of yr   Covered   Special    Total    end of yr  Covered  Special    Total

      0      1,000        --     1,000         0         --    1,000     1,000
      1      1,070        --     1,070         1         --    1,000     1,000
      2      1,145        --     1,145         2         --    1,000     1,000
      3      1,225        --     1,225         3         --    1,000     1,000
      4      1,311        --     1,311         4         --    1,000     1,000
      5      1,403        --     1,403         5         --    1,000     1,000
      6         --     1,403     1,403         6      1,070       --     1,070
      7         --     1,403     1,403         7      1,145       --     1,145
      8         --     1,403     1,403         8      1,225       --     1,225
      9         --     1,403     1,403         9      1,311       --     1,311
     10         --     1,403     1,403        10      1,403       --     1,403
---------------------------------------   --------------------------------------



Legends - 133977                 F1

    EXAMPLE #2:    The following examples are intended to demonstrate the
                    impact on your 7% Solution Death Benefit Element ("7% MGDB") of allocating your Contract Value to Excluded Funds.

   --------------------------------------------------------------------------
                    7% MGDB IF 50% INVESTED IN EXCLUDED FUNDS
   --------------------------------------------------------------------------
                    Covered           Excluded            Total
                 ---------------------------------------------------
                  7%                "7%               7%                Death
    end of yr    MGDB     AV        MGDB"    AV       MGDB     AV      Benefit

        0        500      500       500      500     1,000     1,000    1,000
        1        535      510       535      510     1,045     1,020    1,045
        2        572      490       572      490     1,062       980    1,062
        3        613      520       613      520     1,133     1,040    1,133
        4        655      550       655      550     1,205     1,100    1,205
        5        701      450       701      450     1,151       900    1,151
        6        750      525       750      525     1,275     1,050    1,275
        7        803      600       803      600     1,403     1,200    1,403
        8        859      750       859      750     1,609     1,500    1,609
        9        919      500       919      500     1,419     1,000    1,419
       10        984      300       984      300     1,284       600    1,284
      -----------------------------------------------------------------------

---------------------------------------    -------------------------------------
         7% MGDB IF 0% INVESTED                    7% MGDB IF 100% INVESTED
           IN EXCLUDED FUNDS                          IN EXCLUDED FUNDS
---------------------------------------    -------------------------------------
                 Covered                                   Excluded
           --------------------                      ---------------------
              7%                Death                 "7%                 Death
end of yr   MGDB      AV       Benefit    End of yr   MGDB"      AV      Benefit

    0        1,000    1,000     1,000         0       1,000     1,000     1,000
    1        1,070    1,020     1,070         1       1,070     1,020     1,020
    2        1,145      980     1,145         2       1,145       980       980
    3        1,225    1,040     1,225         3       1,225     1,040     1,040
    4        1,311    1,100     1,311         4       1,311     1,100     1,100
    5        1,403      900     1,403         5       1,403       900       900
    6        1,501    1,050     1,501         6       1,501     1,050     1,050
    7        1,606    1,200     1,606         7       1,606     1,200     1,200
    8        1,718    1,500     1,718         8       1,718     1,500     1,500
    9        1,838    1,000     1,838         9       1,838     1,000     1,000
    10       1,967      600     1,967        10       1,967       600       600
--------------------------------------    --------------------------------------

          Note: AV are hypothetical illustrative values. Not a projection. "7%
               MGDB" for Excluded funds is notional. Not payable as a benefit. Death Benefit for Excluded Funds equals Accumulation Value (AV)



Legends - 133977                 F2

---------------------------------------------------------------------------
            TRANSFER FROM COVERED FUNDS TO EXCLUDED FUNDS
                      AT THE BEGINNING OF YEAR 6
---------------------------------------------------------------------------
                     Covered           Excluded            Total
               ----------------------------------------------------
                  7%                "7%               7%                Death
    end of yr    MGDB     AV        MGDB"    AV       MGDB     AV      Benefit

       --      1,000     1,000       --       --     1,000     1,000     1,000
        1      1,050     1,020       --       --     1,050     1,020     1,050
        2      1,103       980       --       --     1,103       980     1,103
        3      1,158     1,040       --       --     1,158     1,040     1,158
        4      1,216     1,100       --       --     1,216     1,100     1,216
        5      1,276       900       --       --     1,276       900     1,276
        6         --       --     1,340     1,050    1,050     1,050     1,050
        7         --       --     1,407     1,200    1,200     1,200     1,200
        8         --       --     1,477     1,500    1,500     1,500     1,500
        9         --       --     1,551     1,000    1,000     1,000     1,000
       10         --       --     1,629       600      600       600       600
 -------------------------------------------------------------------------------

           Note: 7% MGDB transferred to Excluded Funds equals the 7% MGDB in Covered Funds (or pro-rata portion thereof for partial transfer). Transfers from Special Funds to Excluded Funds work the same as Covered to Excluded (except 7% MGDB in Special Funds does not accumulate).

 -------------------------------------------------------------------------------
                 TRANSFER FROM EXCLUDED FUNDS TO COVERED FUNDS
                           AT THE BEGINNING OF YEAR 6
 -------------------------------------------------------------------------------

                  Covered           Excluded            Total
                 -------------------------------------------------
                 7%               "7%                7%                Death
   End of yr    MGDB     AV       MGDB"     AV       MGDB     AV      Benefit

     --          --       --     1,000     1,000    1,000    1,000      1,000
     1           --       --     1,050     1,020    1,020    1,020      1,020
     2           --       --     1,103       980      980      980        980
     3           --       --     1,158     1,040    1,040    1,040      1,040
     4           --       --     1,216     1,100    1,100    1,100      1,100
     5           --       --     1,276       900      900      900        900
     6          945    1,050        --       --       945    1,050      1,050
     7          992    1,200        --       --       992    1,200      1,200
     8        1,042    1,500        --       --     1,042    1,500      1,500
     9        1,094    1,000        --       --     1,094    1,000      1,094
    10        1,149      600        --       --     1,149      600      1,149
 -------------------------------------------------------------------------------

          Note: 7% MGDB transferred to Covered Funds is the lesser of 7% MGDB in Excluded Funds (or portion thereof for partial transfer) and AV transferred to Covered Funds. Transfers from Excluded Funds to Special Funds work the same as Excluded to Covered (except 7% MGDB in Special Funds does not accumulate).




Legends - 133977                 F3

--------------------------------------------------------------------------------
APPENDIX G
--------------------------------------------------------------------------------



         Examples of Adjustments to the MGWB Withdrawal Account and the
       Maximum Annual Withdrawal Amount for Withdrawals in Excess of the
         Maximum Annual Withdrawal Amount ("Excess Withdrawal Amount")

Example #1: Owner has invested only in Covered Funds

      Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Covered Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

      The new CV is $90,000 ($100,000 - $10,000).

      The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

      The Covered Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to $113,000 ($120,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $109,354.84 ($113,000 * (1 - $3,000 / $93,000)).

      The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #2: Owner has invested only in Excluded Funds

      Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Excluded Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

      The new CV is $90,000 ($100,000 - $10,000).

      The Excess Withdrawal Amount is $3,000 ($10,000 - $7.000).

      The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the entire amount withdrawn to the CV (before the withdrawal) to $108,000 ($120,000 * (1 - $10,000 / $100,000)).

      The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000/$93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).



Legends - 133977                    G1

Example #3: Owner has invested in both Covered and Excluded Funds

      Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a withdrawal is made of $10,000 ($8,000 from Covered Funds and $2,000 from Excluded Funds).

      The new CV for Covered Funds is $52,000 ($60,000 - $8,000), and the new CV for Excluded Funds is $38,000 ($40,000 - $2,000).

      The Covered Withdrawal Account is first reduced dollar-for-dollar by the lesser of the MAW ($7,000) and the amount withdrawn from Covered Funds ($8,000) to $68,000 ($75,000 - $7,000), and is then reduced pro-rata based on the ratio of any Excess Withdrawal Amount from Covered Funds to the CV in Covered Funds (after being reduced for the withdrawal up to the MAW) to $66,716.98 ($68,000 * (1 - $1,000 / $53,000).

      The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount withdrawn from Excluded Funds to the CV in Excluded Funds (prior to the withdrawal) to $42,750 ($45,000 * (1 - $2,000 / $40,000)).

      The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #4: Owner transfers funds from Excluded Funds to Covered Funds

      Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a transfer is made of $10,000 from Excluded Funds to Covered Funds.

      The new CV for Covered Funds is $70,000 ($60,000 + $10,000), and the new CV for Excluded Funds is $30,000 ($40,000 - $10,000).

      The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Excluded Funds to the CV in Excluded Funds (prior to the transfer) to $33,750 ($45,000 * (1 - $10,000 / $40,000)).

      The Covered Withdrawal Account is increased by the lesser of the reduction of the Excluded Withdrawal Account of $11,250 ($45,000 - $33,750) and the actual amount transferred of $10,000. Thus, the Covered Withdrawal Account is increased to $85,000 ($75,000 + $10,000).



Legends - 133977                    G2

Example #5: Owner transfers funds from Covered Funds to Excluded Funds

      Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a transfer is made of $10,000 from Covered Funds to Excluded Funds.

      The new CV for Covered Funds is $50,000 ($60,000 - $10,000), and the new CV for Excluded Funds is $50,000 ($40,000 + $10,000).

      The Covered Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Covered Funds to the CV in Covered Funds (prior to the transfer) to $62,500 ($75,000 * (1 - $10,000 / $60,000)).

      The Excluded Withdrawal Account is increased by the reduction of the Covered Withdrawal Account of $12,500 ($75,000 - $62,500) to $57,500 ($45,000 +
$12,500).



Legends - 133977                    G3

--------------------------------------------------------------------------------
APPENDIX I
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
APPENDIX J
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
APPENDIX K
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
APPENDIX L
--------------------------------------------------------------------------------

                                   ING [LOGO]

                   ING USA Annuity and Life Insurance Company
ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.



Legends - 133977                                                      12/22/2004



ING USA ANNUITY AND LIFE INSURANCE COMPANY

SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT

                             DATED DECEMBER 22, 2004

                   TO YOUR CURRENT VARIABLE ANNUITY PROSPECTUS

                                       FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS

                                    ISSUED BY

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY

                                ("PROSPECTUSES")

                     FOR USE ONLY IN THE STATE OF WASHINGTON

The information in this supplement updates and amends certain information contained in your current variable annuity prospectus. You should read and keep this supplement along with the prospectus. For Contracts issued in the State of Washington, the following provisions apply:

     1.   The Fixed Account is not available.

     2. The following amendments are made to the section entitled, "Minimum Guaranteed Income Benefit Rider (MGIB)":

          a.   The Fixed Interest Division is designated as an Excluded Fund.

          b. The section entitled, "Determining the MGIB Charge Base" is amended as follows:

               The MGIB Charge Base is a percentage of the greatest sum of the MGIB Charge Base for Covered Funds and the MGIB Charge Base for Special Funds, on any date since the date on which the last charge was deducted, or the rider date for the first deduction.

        c. The quarterly charge for the MGIB rider is deducted only from the contract value of the subaccounts in which you are invested. No deduction will be made from the Fixed Interest Division.

   3. The following describes the death benefit options for Contracts issued for delivery in the State of Washington. Other than as described below, please see the prospectus for a full description of your death benefit options and other Contract features.

        We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

               1)   the contract value; and

               2)   the cash surrender value.

        The STANDARD DEATH BENEFIT equals the GREATEST of the Base Death Benefit, the floor, and the Standard Minimum Guaranteed Death Benefit.

        The Standard Minimum Guaranteed Death Benefit equals the initial premium payment, increased by premium payments after issue, and reduced by a pro-rata adjustment for any withdrawal.

        THE FLOOR FOR THE DEATH BENEFIT IS the total premium payments made under the Contract reduced by a pro-rata adjustment for any withdrawal. ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the 5.5% Solution Enhanced Death Benefit and the Max 5.5 Enhanced Death Benefit, certain investment portfolios, and the Fixed Account are designated as "Special Funds." For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Intermediate Bond Portfolio; the ING PIMCO Core Bond Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For Contracts issued before May 1, 2003, the ING VP Intermediate Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds. For Contracts issued on or after September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is designated as a Special Fund. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund may limit or reduce the 5.5% Max Enhanced Death Benefit.

        For the period during which a portion of the contract value is allocated to a Special Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

        The 5.5% Solution is not available as a standalone death benefit, but the calculation is used to determine the Max 5.5 Enhanced Death Benefit The 5.5% SOLUTION ENHANCED DEATH BENEFIT, equals the GREATEST of:

               1)   the Standard Death Benefit;

               2)   the floor; and

               3) the sum of the contract value allocated to Special Funds and the 5.5% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.


        The 5.5% Solution Minimum Guaranteed Death Benefit for Special and Non-Special Funds equals premiums, adjusted for withdrawals and transfers, accumulated at 5.5% until the attainment of age 80 and thereafter at 0%, subject to a floor as described below.

        Withdrawals of up to 5.5% per year of cumulative premiums are referred to as special withdrawals. Special withdrawals reduce the 5.5% Solution Minimum Guaranteed Death Benefit by the amount of contract value withdrawn. For any other withdrawals (withdrawals in excess of the amount available as a special withdrawal), a pro-rata adjustment to the 5.5% Solution Minimum Guaranteed Death Benefit is made. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the 5.5% Solution Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before the withdrawal. The amount of the pro-rata adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c): where (a) is the 5.5% Solution Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

        Transfers from Special to Non-Special Funds will reduce the 5.5% Solution Minimum Guaranteed Death Benefit for Special Funds on a pro-rata basis. The resulting increase in the 5.5% Solution Minimum Guaranteed Death Benefit in Non-Special Funds will equal the lesser of the reduction in the 5.5% Solution Minimum Guaranteed Death Benefit in Special Funds and the contract value transferred.

        Transfers from Non-Special to Special Funds will reduce the 5.5% Solution Minimum Guaranteed Death Benefit in Non-Special Funds on a pro-rata basis. The resulting increase in the 5.5% Solution Minimum Guaranteed Death Benefit for Special Funds will equal the reduction in the 5.5% Solution Minimum Guaranteed Death Benefit for Non-Special Funds. THE FLOOR FOR THE 5.5 % SOLUTION ENHANCED DEATH BENEFIT is determined by the same calculations described above for the 5.5% Solution Minimum Guaranteed Death Benefit except as follows: If you transfer contract value to a Special Fund, the minimum floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the 5.5% annual effective rate as described above, subject to the age limit described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the minimum guaranteed death benefit above. Your death benefit will be the greater of the floor and the death benefit determined as described above.

        The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the GREATER OF:
1)       the Standard Death Benefit; and

2) the Annual Ratchet Minimum Guaranteed Death Benefit. The Annual Ratchet Minimum Guaranteed Death Benefit equals:

               1)   the initial premium payment;

               2) increased dollar for dollar by any premium added after issue;

               3) adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit from the prior anniversary (adjusted for new premiums and partial withdrawals) and the current contract value.

        Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit on a pro-rata basis, based on the amount withdrawn. The amount of the pro-rata adjustment for withdrawals will equal (a) times (b) divided by
        (c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value before withdrawal.

        The MAX 5.5 ENHANCED DEATH BENEFIT equals the greater of the 5.5% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this death benefit option, the 5.5% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit. Note:
        In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

        DEATH BENEFIT FOR EXCLUDED FUNDS

        We will be designating certain investment portfolios as "Excluded Funds." Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided.

        We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

        For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

        Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro-rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

        Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro-rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

  4. The charges, fees and expenses are as described in the prospectus for the applicable variable annuity contract with the exception of the mortality and expense risk charges for the Max 5.5 Enhanced Death Benefit. The mortality and expense risk charges for the Max 5.5 Enhanced Death Benefit are as follows:

---------------------------------------------------------------------------
     PRODUCT                                           MAX 5.5

---------------------------------------------------------------------------
---------------------------------------------------------------------------
   Access                                               1.95%
   ESII*                                                1.65%
   Landmark**                                           1.90%
   Premium Plus                                         1.80%
---------------------------------------------------------------------------
   * Includes Generations, Opportunities and Wells Fargo Opportunities
 **  Includes Wells Fargo Landmark

---------------------------------------------------------------------------


       The mortality and expense risk charge is deducted each business day at the rate of 0.005395% (Access), 0.004558% (ESII), 0.005255%
       (Landmark) or 0.0049767% (Premium Plus) for each day since the previous business day.


ING USA ANNUITY AND LIFE INSURANCE COMPANY
ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.

                                     PART B

The Statements of Additional Information, dated May 1, 2004, are incorporated into Part B of this Post-Effective Amendment No. 20 by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 333-30180), as filed on April 15, 2004.


                           PART C - OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

FINANCIAL STATEMENTS

(a) (1) All financial statements are included in the Prospectus or the Statement of Additional Information as indicated therein.
    (2) Schedules I and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.

                   ING USA Annuity and Life Insurance Company,
                 formerly Golden American Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
                                   Schedule I
          Summary of Investments - Other than Investments in Affiliates
                             As of December 31, 2003
                                   (Millions)



                                                                                                              Amount
                                                                                                             Shown on
Type of Investments                                                        Cost             Value*         Balance Sheet
                                                                      ---------------   ---------------   ----------------
Fixed maturities:
    U.S. government and government agencies and authorities           $         23.8    $         23.9    $          23.9
    State, municipalities and political subdivisions                             5.0               4.6                4.6
    Public utilities securities                                                482.1             514.1              514.1
    Other U.S. corporate securities                                          2,630.8           2,747.4            2,747.4
    Foreign securities (1)                                                     628.2             653.0              653.0
    Mortgage-backed securities                                                 790.0             791.4              791.4
    Other asset-backed securities                                              487.1             488.9              488.9
                                                                      ---------------   ---------------   ----------------
           Total fixed maturities                                            5,047.0           5,223.3            5,223.3
                                                                      ---------------   ---------------   ----------------
Total equity securities                                                          5.3               5.6                5.6
                                                                      ---------------   ---------------   ----------------
Short term investments                                                          17.7              17.7               17.7
Mortgage loans                                                                 847.6             878.1              847.6
Policy loans                                                                    17.5              17.5               17.5
                                                                      ---------------   ---------------   ----------------
           Total other investments                                    $        882.8    $        913.3    $         882.8
                                                                      ===============   ===============   ================


*    See Notes 2 and 3 of Notes to Consolidated  Financial  Statements.

(1) The term "foreign" includes foreign governments, foreign political subdivisions, foreign public utilities and all other bonds of foreign issuers. Substantially all of the Company's foreign securities are denominated in U.S. dollars.

                   ING USA Annuity and Life Insurance Company,
                 formerly Golden American Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
                                   Schedule IV
                             Reinsurance Information
         As of and for the years ended December 31, 2003, 2002 and 2001
                                   (Millions)



                                                                                                        Percentage of
(Millions)                                   Gross           Ceded         Assumed          Net         assumed to net
                                          -------------   -------------  -------------  -------------   ---------------

Year ended December 31, 2003
Life insurance in force                     $ 154.0          $ 79.3          $ -           $ 74.7              0.0%

Year ended December 31, 2002
Life insurance in force                     $ 158.7          $ 90.7          $ -           $ 68.0              0.0%

Year ended December 31, 2001
Life insurance in force                     $ 169.3          $ 94.8          $ -           $ 74.5              0.0%



EXHIBITS


1 Resolution of the Board of Directors of Depositor authorizing the establishment of the Registrant (1)

2         Not Applicable

3    (a)  Distribution  Agreement between the Depositor and Directed
          Services,  Inc. (1)
     (b)  Form of Dealers Agreement (1)
     (c)  Organizational Agreement (1)
     (d)  Form of Assignment Agreement for Organizational Agreement (1)
     (e)  Amendment to the Distribution Agreement between ING USA and DSI. (15)

4    (a)  Deferred Combination Variable and Fixed Annuity Group Master
          Contract (4)
     (b) Flexible Premium Individual Deferred Combination Variable and Fixed Annuity Contract (4)
     (c) Flexible Premium Deferred Combination Variable and Fixed Annuity Certificate (4)
     (d)  Flexible Premium Individual Deferred Variable Annuity Contract (4)
     (e)  Individual Retirement Annuity Rider (9)
     (f)  ROTH Individual Retirement Annuity Rider (9)
     (g)  Minimum Guaranteed Income Benefit Rider (8)
     (h)  Minimum Guaranteed Withdrawal Benefit Rider (13)
     (i)  Death Benefit Endorsement No.1 (7% Solution Enhanced) (14)
     (j)  Death Benefit Endorsement No.2 (Ratchet Enhanced) (14)
     (k)  Death Benefit Endorsement No.3 (Standard) (13)
     (l)  Death Benefit Endorsement No.4 (Max 7 Enhanced) (14)
     (m)  Death Benefit Endorsement No.5 (Base Death Benefit) (13)
     (n)  Earnings Enhancement Death Benefit Rider (5)
     (o)  Simple Retirement Account Rider (9)
     (p)  403(b) Rider (9)
     (q)  Company Address and Name Change Endorsement (13)

5    (a)  Individual Deferred  Combination Variable and Fixed Annuity
          Application (12)
     (b)  Group Deferred  Combination Variable and Fixed Annuity Enrollment
          Form (4)

6    (a)  Amended and Restated Articles of Incorporation of
          ING USA Annuity and Life Insurance Company, dated (01/01/04) (13)
     (b) Amended and Restated By-Laws of ING USA annuity and Life Insurance Company, dated (01/01/04) (13)
     (c) Resolution of the board of directors for Powers of Attorney, dated (04/23/99) (1)
     (d)  Articles of Merger and Agreement and Plan of Merger of
          USGALC, ULAIC, ELICI into GALIC and renamed ING USA Annuity and Life Insurance Company, dated (06/25/03) (13)

7         Not applicable

8    (a)  Administrative Services Agreement between Golden American and
          Equitable of Iowa companies (1)
     (b)  Service Agreement between Golden American and Directed Services,
          Inc. (1)
     (c) Asset Management Agreement between Golden American and ING Investment Management LLC (1)
     (d) Reciprocal Loan Agreement between Golden American and ING America Insurance Holdings, Inc. (1)
     (e)  Revolving Note Payable between Golden American and SunTrust Bank (1)
     (f) Surplus Note, dated 12/17/96, between Golden American and Equitable of Iowa Companies (2)
     (g) Surplus Note, dated 12/30/98, between Golden American and Equitable Life Insurance Company of Iowa (2)
     (h)  Surplus Note, dated 09/30/99, between Golden American and ING AIH (2)
     (i) Surplus Note, dated 12/08/99, between Golden American and First Columbine Life Insurance Company (1)
     (j) Surplus Note, dated, 12/30/99, between Golden American and Equitable Life Insurance Company of Iowa (1)
     (k) Reinsurance Agreement, dated 06/30/00, between Golden American and Equitable Life Insurance Company of Iowa (3)
     (l) Renewal of Revolving Note Payable between Golden American and SunTrust Bank as of July 31, 2000 and expiring July 31, 2001 (3)
     (m) Participation Agreement between Golden American and PIMCO Variable Insurance Trust (4)
     (n) Participation Agreement between Golden American and Prudential Series Fund, Inc. (4)
     (o) Participation Agreement between Golden American and ING Variable Insurance Trust (4)
     (p) Amendment to the Participation Agreement between Golden American and Prudential Series Fund, Inc. (4)
     (q) Reinsurance Agreement, effective 01/01/00, between Golden American and Security Life of Denver International Limited (5)
     (r) Letter of Credit between Security Life of Denver International Limited and The Bank of New York for the benefit of Golden American (5)
     (s)  Form of Participation  Agreement  between Golden American and
          ProFunds (5)
     (t) Amendment to the Reinsurance Agreement, amended 09/28/01, between Golden American and Security Life of Denver International Limited (6)
     (u) Renewal of Revolving Note Payable between Golden American and SunTrust Bank as of April 30, 2001 and expiring May 31, 2002 (6)
     (v) Participation Agreement between Golden American and ING Variable Products Trust (7)
     (w) Participation Agreement between Golden American and Pioneer Variable Contracts Trust (7)
     (x) Participation Agreement between Golden American and Fidelity Distributors Corporation (7)
     (y) Participation Agreement between Golden American and ING Variable Insurance Trust (7)
     (z) Participation Agreement between Golden American and AIM Variable Insurance Funds, Inc. (7)
     (aa) Participation Agreement between Golden American and INVESCO Variable Investment Funds, Inc. (7)
     (ab) Participation Agreement between Golden American and The Prudential Series Fund, Inc. (7)
     (ac) Form of Participation Agreement between Golden American, American Funds Insurance Series and Capital Research and Management
          Company (11)

9         Opinion and Consent of James A. Shuchart, Esq.

10   (a)  Consent of Independent Registered Public Accounting Firm
     (b) Consent of James A. Shuchart, Esquire incorporated in Item 9 of this Part C, together with the opinion of James A. Shuchart, Esq.

11        Not applicable

12        Not applicable

13        Not applicable

14        Not applicable

15        Powers of Attorney (16)

(1) Incorporated herein by reference to the initial filing of a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 11, 2000 (File Nos. 333-30180, 811-5626).

(2) Incorporated herein by reference to Pre-Effective Amendment No. 2 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on May 10, 2000 (File Nos. 333-30180, 811-5626).

(3) Incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on September 13, 2000 (File Nos. 333-30180, 811-5626).

(4) Incorporated herein by reference to Post-Effective Amendment No. 2 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 26, 2001 (File Nos. 333-30180, 811-5626).

(5) Incorporated herein by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on or about April 23, 2001 (File Nos. 333-30180, 811-5626).

(6) Incorporated herein by reference to Post-Effective Amendment No. 4 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on or about October 26, 2001 (File Nos. 333-30180, 811-5626).

(7) Incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on or about April 29, 2002 (File Nos. 033-23351, 811-5626).

(8) Incorporated herein by reference to Post-Effective Amendment No. 9 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on or about October 28, 2002 (File Nos. 333-30180, 811-5626).

(9) Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-5626).

(10) Incorporated by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on June 5, 2003 (File Nos. 333-70600, 811-5626).

(11) Incorporated herein by Reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-6, for ReliaStar Life Insurance Company Select * Life Variable Account filed with the Securities and Exchange Commission on July 17, 2003 (File Number 333-105319)

(12) Incorporated herein by reference to Post-Effective Amendment No. 14 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on or about November 12, 2003 (File Nos. 333-30180, 811-5626).

(13) Incorporated herein by reference to Post-Effective Amendment No. 15 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-30180, 811-5626).

(14) Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679, 811-5626).

(15) Incorporated herein by reference to Post-Effective Amendment No. 26 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 13, 2004 (File Nos. 333-28755, 811-5626).

(16) Incorporated herein by reference to Registration Statement on Form N-4 for Separate Account B of ING USA Annuity and Life Insurance Company, as filed with the Securities and Exchange Commission on December 21, 2004
     (File Nos. 333-28769, 811-5626).

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           Principal                    Position(s)
Name                    Business Address                with Depositor
----                    ----------------                --------------

Harry Stout            ING USA Annuity and Life In. Co. President
                       1475 Dunwoody Drive
                       West Chester, PA  19380

Jacques de Vaucleroy   ING Insurance Operations         Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Catherine H. Smith     ING Life Insurance and           Director
                       Annuity Company
                       151 Farmington Avenue
                       Hartford, CT  06156

Boyd G. Combs          ING Insurance Operations         Senior Vice President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Shaun P. Mathews       ING Life Insurance and           Senior Vice President
                       Annuity Company
                       151 Farmington Avenue
                       Hartford, CT  06156

James R. Gelder        ReliaStar Life Insurance Co.     Senior Vice President
                       20 Washington Avenue South
                       Minneapolis, MN  55402

James R. McInnis       ING USA Annuity and Life In. Co. Senior Vice President
                       1475 Dunwoody Drive
                       West Chester, PA  19380

Stephen J. Preston     ING USA Annuity and Life In. Co. Senior Vice President
                       1475 Dunwoody Drive
                       West Chester, PA  19380

Kathleen A. Murphy     ING Insurance Operations         Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Thomas J. McInerney    ING Insurance Operations         Director and Chairman
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Andrew D. Chua         ING Institutional Markets        President, ING
                       1290 Broadway                    Institutional Markets
                       Denver, CO  80203

David A. Wheat         ING Insurance Operations         Chief Financial Officer,
                       5780 Powers Ferry Road           Director and Senior Vice
                       Atlanta, GA  30327-4390          President

Roger W. Fisher        ING Insurance Operations         Vice President and Chief
                       5780 Powers Ferry Road           Accounting Officer
                       Atlanta, GA  30327-4390

David L. Jacobson      ING USA Annuity and Life In. Co. Vice President, Chief
                       1475 Dunwoody Drive              Compliance Officer and
                       West Chester, PA  19380          Assistant Secretary

David S. Pendergrass   ING Insurance Operations         Vice President and
                       5780 Powers Ferry Road           Treasurer
                       Atlanta, GA  30327-4390

Paula Cludray-Engelke  ReliaStar Life Insurance Co.     Secretary
                       20 Washington Avenue South
                       Minneapolis, MN  55402

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep, N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

The Depositor is under common control with a New York company, ReliaStar Life Insurance Company of New York ("RLNY"). The primary purpose of RLNY is to offer variable products in the state of New York.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

Subsidiaries of ING Groep N.V. incorporated herein by reference to Item 26 in Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-90516), as filed on April 9, 2004 for Separate Account B of ING USA
Annuity and Life Insurance Company.

ITEM 27:  NUMBER OF CONTRACT OWNERS

As of November 30, 2004, there are 198,292 qualified contract owners and 160,419 non-qualified contract owners in ING USA's Separate Account B.

ITEM 28: INDEMNIFICATION

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

ING USA or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company. DSI is the principal underwriter for Separate Account A, Separate Account B, ING USA Separate Account EQ (formerly known as Equitable Life Insurance Company of Iowa Separate Account A), ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of ING USA and the ING Investors Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
--------------------           ---------------------

James R. McInnis               Director and President

Alan G. Hoden                  Director

Matthew J. Rider               Director

David S. Pendergrass           Vice President and Treasurer
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA  30327-4390

David L. Jacobson              Senior Vice President

James A. Shuchart              Secretary and General Counsel

(c)
             2003 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on        Brokerage
Underwriter  Commissions    Redemption    Commissions  Compensation
-----------  ------------   ------------- -----------  ------------
DSI          $270,633,000       $0            $0           $0


ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a "separate account" under federal securities laws.

2. ING USA Annuity and Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                             SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account B, has duly caused this Amendment to Registration Statement to be signed on its behalf in the City of West Chester, Commonwealth of Pennsylvania on the 21st day of December, 2004.


                                      SEPARATE ACCOUNT B
                                       (Registrant)

                                 By:  ING USA ANNUITY AND LIFE
                                      INSURANCE COMPANY
                                      (Depositor)

                                 By:
                                     --------------------
                                     Harry Stout*
                                     President (principle executive officer)


    By: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on December 21, 2004.


Signature                     Title
---------                     -----

                             President
--------------------         (principle executive officer)
Harry Stout*


--------------------         Chief Accounting Officer
Roger W. Fisher*


   DIRECTORS


----------------------       Chief Financial Officer
David A. Wheat*


----------------------
Jacques de Vaucleroy*


----------------------
Thomas J. McInerney*


----------------------
Kathleen A. Murphy*


----------------------
Catherine H. Smith*


     By: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

                                EXHIBIT INDEX



ITEM     EXHIBIT                                                   PAGE #
----     -------                                                   ------

9        Opinion and Consent of James A. Shuchart, Esq.            EX-99.B9

10a      Consent of Independent Registered Public Accounting Firm  EX-99.B10A